UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: September 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of September 30, 2017

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 6.9%
	Consumer Discretionary — 0.8%
	Auto Components — 0.1%
1,300	Aisin Seiki Co. Ltd., (Japan)	68,540
935	Autoliv, Inc., (Sweden), SDR	115,669
1,100	Denso Corp., (Japan)	55,671
19,467	GKN plc, (United Kingdom)	90,202
800	Koito Manufacturing Co. Ltd., (Japan)	50,236
2,300	Magna International, Inc., (Canada)	122,774
3,100	Sumitomo Rubber Industries Ltd., (Japan)	56,898

		559,990

	Automobiles — 0.1%
905	Bayerische Motoren Werke AG, (Germany)	91,852
6,100	Honda Motor Co. Ltd., (Japan)	180,197
2,500	Suzuki Motor Corp., (Japan)	131,213
3,100	Toyota Motor Corp., (Japan)	184,848

		588,110

	Diversified Consumer Services — 0.0% (g)
36,840	AA plc, (United Kingdom)	83,762

	Hotels, Restaurants & Leisure — 0.0% (g)
7,061	Compass Group plc, (United Kingdom)	149,817
6,000	Greene King plc, (United Kingdom)	43,975
19,835	Wynn Macau Ltd., (Macau)	53,644

		247,436

	Household Durables — 0.1%
11,700	Panasonic Corp., (Japan)	169,790
4,898	Persimmon plc, (United Kingdom)	169,507
1,700	Sony Corp., (Japan)	63,425

		402,722

	Media — 0.2%
2,400	CyberAgent, Inc., (Japan)	70,085
2,659	Eutelsat Communications SA, (France)	78,714
4,195	JCDecaux SA, (France)	157,276
2,171	Liberty Global plc, (United Kingdom), Class A (a)	73,619
5,340	Modern Times Group MTG AB, (Sweden), Class B	193,657
1,785	Naspers Ltd., (South Africa), Class N, ADR	78,361
13,274	SES SA, (Luxembourg), FDR	290,594
1,152	Stroeer SE & Co. KGaA, (Germany)	75,486
8,635	WPP plc, (United Kingdom)	160,232

		1,178,024

	Multiline Retail — 0.0% (g)
5,867	Lojas Renner SA, (Brazil) (a)	66,688
965	Ryohin Keikaku Co. Ltd., (Japan)	284,465

		351,153

	Specialty Retail — 0.1%
61,355	BCA Marketplace plc, (United Kingdom)	180,464
42,688	Kingfisher plc, (United Kingdom)	170,909

		351,373

	Textiles, Apparel & Luxury Goods — 0.2%
5,899	Burberry Group plc, (United Kingdom)	139,285
743,000	China Hongxing Sports Ltd., (China) (a) (bb)	1
1,527	Cie Financiere Richemont SA (Registered), (Switzerland)	139,775
100	Hermes International, (France)	50,453
1,102	Kering, (France)	439,001
1,020	LVMH Moet Hennessy Louis Vuitton SE, (France)	281,966
3,895	Moncler SpA, (Italy)	112,540
67,500	Samsonite International SA	290,303

		1,453,324

	Total Consumer Discretionary	5,215,894

	Consumer Staples — 0.8%
	Beverages — 0.2%
3,138	Carlsberg A/S, (Denmark), Class B	344,345
14,028	Diageo plc, (United Kingdom)	461,318
5,900	Kirin Holdings Co. Ltd., (Japan)	138,614
2,594	Pernod Ricard SA, (France)	358,839

		1,303,116

	Food & Staples Retailing — 0.0% (g)
3,700	Seven & i Holdings Co. Ltd., (Japan)	142,947

	Food Products — 0.3%
3,920	Associated British Foods plc, (United Kingdom)	167,822
4,233	Danone SA, (France)	332,476
1,200	MEIJI Holdings Co. Ltd., (Japan)	95,026
10,530	Nestle SA (Registered), (Switzerland)	883,901
44,600	Wilmar International Ltd., (Singapore)	104,805

		1,584,030

	Household Products — 0.0% (g)
15,175	PZ Cussons plc, (United Kingdom)	64,989
1,295	Reckitt Benckiser Group plc, (United Kingdom)	118,322

		183,311

	Personal Products — 0.2%
2,229	L’Oreal SA, (France)	472,645
2,400	Pola Orbis Holdings, Inc., (Japan)	72,570
7,390	Unilever plc, (United Kingdom)	427,729

		972,944

	Tobacco — 0.1%
5,155	British American Tobacco plc, (United Kingdom)	322,723

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Tobacco — continued
4,349	Imperial Brands plc, (United Kingdom)	185,619
1,400	Japan Tobacco, Inc., (Japan)	45,879

		554,221

	Total Consumer Staples	4,740,569

	Energy — 0.2%
	Energy Equipment & Services — 0.0% (g)
5,180	Ensco plc, Class A	30,925
7,134	WorleyParsons Ltd., (Australia) (a)	75,932

		106,857

	Oil, Gas & Consumable Fuels — 0.2%
6,015	Enbridge, Inc., (Canada)	251,254
3,880	Royal Dutch Shell plc, (Netherlands), Class B	119,450
2,900	Royal Dutch Shell plc, (Netherlands), Class B, ADR	181,366
4,248	Statoil ASA, (Norway)	85,404
12,759	TOTAL SA, (France)	685,087

		1,322,561

	Total Energy	1,429,418

	Financials — 1.4%
	Banks — 0.7%
8,621	ABN AMRO Group NV, (Netherlands), Reg. S, CVA (e)	258,149
9,133	Australia & New Zealand Banking Group Ltd., (Australia)	212,740
3,439	Barclays plc, (United Kingdom), ADR	35,594
7,592	BNP Paribas SA, (France)	612,491
4,066	Commerzbank AG, (Germany) (a)	55,450
3,486	Danske Bank A/S, (Denmark)	139,697
10,800	DBS Group Holdings Ltd., (Singapore)	166,256
17,737	DNB ASA, (Norway)	358,111
2,336	Erste Group Bank AG, (Austria) (a)	100,927
2,195	HDFC Bank Ltd., (India), ADR	211,532
14,973	ING Groep NV, (Netherlands)	275,988
47,323	Intesa Sanpaolo SpA, (Italy)	167,538
3,725	KBC Group NV, (Belgium)	316,029
523,834	Lloyds Banking Group plc, (United Kingdom)	476,038
3,900	National Bank of Canada, (Canada)	187,694
19,945	Nordea Bank AB, (Sweden)	270,798
9,242	Standard Chartered plc, (United Kingdom) (a)	91,894
1,800	Sumitomo Mitsui Financial Group, Inc., (Japan)	69,190
3,800	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	137,266
22,221	Svenska Handelsbanken AB, (Sweden), Class A	335,722
5,600	United Overseas Bank Ltd., (Singapore)	97,248

		4,576,352

	Capital Markets — 0.1%
1,144	Close Brothers Group plc, (United Kingdom)	22,622
4,457	GAM Holding AG, (Switzerland) (a)	69,092
1,814	Macquarie Group Ltd., (Australia)	129,875
5,201	UBS Group AG (Registered), (Switzerland) (a)	88,974

		310,563

	Consumer Finance — 0.0% (g)
4,200	Credit Saison Co. Ltd., (Japan)	87,148

	Diversified Financial Services — 0.1%
14,834	Challenger Ltd., (Australia)	145,407
9,800	Element Fleet Management Corp., (Canada)	72,651
14,000	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	74,280

		292,338

	Insurance — 0.5%
89,985	AIA Group Ltd., (Hong Kong)	666,186
22,885	Aviva plc, (United Kingdom)	157,951
11,020	AXA SA, (France)	333,158
29,110	Direct Line Insurance Group plc, (United Kingdom)	141,914
921	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered), (Germany)	197,118
12,000	Ping An Insurance Group Co. of China Ltd., (China), Class H	92,693
21,557	Prudential plc, (United Kingdom)	515,870
15,817	RSA Insurance Group plc, (United Kingdom)	132,150
6,308	Sampo OYJ, (Finland), Class A	333,847
16,122	Storebrand ASA, (Norway)	137,179
3,800	Sun Life Financial, Inc., (Canada)	151,330
5,100	Tokio Marine Holdings, Inc., (Japan)	199,601
524	Zurich Insurance Group AG, (Switzerland)	160,124

		3,219,121

	Total Financials	8,485,522

	Health Care — 0.9%
	Biotechnology — 0.1%
667	CSL Ltd., (Australia)	70,217
941	Genmab A/S, (Denmark) (a)	208,097
4,053	Grifols SA (Preference), (Spain), Class B	88,472
698	Shire plc, ADR	106,892

		473,678

	Health Care Equipment & Supplies — 0.2%
4,814	Elekta AB, (Sweden), Class B	49,833
2,432	Essilor International SA, (France)	301,416

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
4,444	GN Store Nord A/S, (Denmark)	152,561
6,690	Koninklijke Philips NV, (Netherlands)	276,029
950	Medtronic plc	73,881
808	Sonova Holding AG (Registered), (Switzerland)	137,147
1,360	Sysmex Corp., (Japan)	86,892

		1,077,759

	Health Care Providers & Services — 0.0% (g)
3,475	Fresenius SE & Co. KGaA, (Germany)	281,023
1,600	Miraca Holdings, Inc., (Japan)	74,487

		355,510

	Pharmaceuticals — 0.6%
16,300	Astellas Pharma, Inc., (Japan)	207,459
7,455	AstraZeneca plc, (United Kingdom)	495,768
3,386	Bayer AG (Registered), (Germany)	462,539
4,800	GlaxoSmithKline plc, (United Kingdom), ADR	194,880
5,940	Novartis AG (Registered), (Switzerland)	509,503
14,064	Novo Nordisk A/S, (Denmark), Class B	676,179
3,186	Roche Holding AG, (Switzerland)	814,406
2,593	Sanofi, (France)	258,125

		3,618,859

	Total Health Care	5,525,806

	Industrials — 0.9%
	Aerospace & Defense — 0.1%
2,982	Airbus SE, (France)	283,872
24,333	Meggitt plc, (United Kingdom)	169,959
4,479	Safran SA, (France)	457,705

		911,536

	Airlines — 0.0% (g)
605	Ryanair Holdings plc, (Ireland), ADR (a)	63,779

	Building Products — 0.1%
15,351	Assa Abloy AB, (Sweden), Class B	351,467

	Electrical Equipment — 0.1%
7,667	ABB Ltd. (Registered), (Switzerland)	189,590
1,912	Legrand SA, (France)	137,989
18,700	Mitsubishi Electric Corp., (Japan)	292,531
1,400	Nidec Corp., (Japan)	172,103

		792,213

	Industrial Conglomerates — 0.2%
14,596	CK Hutchison Holdings Ltd., (Hong Kong)	186,950
1,440	DCC plc, (United Kingdom)	139,826
3,805	Jardine Matheson Holdings Ltd., (Hong Kong)	241,328
9,900	Sembcorp Industries Ltd., (Singapore)	21,674
2,994	Siemens AG (Registered), (Germany)	422,482

		1,012,260

	Machinery — 0.2%
1,500	FANUC Corp., (Japan)	304,130
2,200	Glory Ltd., (Japan)	77,989
1,500	Hoshizaki Corp., (Japan)	131,765
4,200	Kubota Corp., (Japan)	76,401
1,700	SMC Corp., (Japan)	600,714
4,900	THK Co. Ltd., (Japan)	167,133

		1,358,132

	Marine — 0.0% (g)
32	AP Moller - Maersk A/S, (Denmark), Class B	60,930

	Professional Services — 0.0% (g)
1,513	DKSH Holding AG, (Switzerland)	128,569
4,400	Recruit Holdings Co. Ltd., (Japan)	95,275

		223,844

	Road & Rail — 0.1%
865	Canadian National Railway Co., (Canada)	71,665
700	Central Japan Railway Co., (Japan)	122,843
1,530	DSV A/S, (Denmark)	115,907

		310,415

	Trading Companies & Distributors — 0.1%
1,526	Brenntag AG, (Germany)	85,068
4,900	Mitsubishi Corp., (Japan)	114,003
14,000	Sumitomo Corp., (Japan)	201,564

		400,635

	Transportation Infrastructure — 0.0% (g)
42,898	Sydney Airport, (Australia)	239,565

	Total Industrials	5,724,776

	Information Technology — 0.9%
	Communications Equipment — 0.0% (g)
9,844	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	56,751

	Electronic Equipment, Instruments & Components — 0.2%
13,435	Hamamatsu Photonics KK, (Japan)	406,428
1,120	Keyence Corp., (Japan)	595,692
2,630	Murata Manufacturing Co. Ltd., (Japan)	387,184
2,300	Omron Corp., (Japan)	117,283

		1,506,587

	Internet Software & Services — 0.1%
825	Alibaba Group Holding Ltd., (China), ADR (a)	142,486
443	Baidu, Inc., (China), ADR (a)	109,727
3,100	Kakaku.com, Inc., (Japan)	39,549

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Internet Software & Services — continued
410	MercadoLibre, Inc., (Argentina)	106,161
63	NAVER Corp., (South Korea)	41,103
3,000	Tencent Holdings Ltd., (China)	131,162
19,400	Yahoo Japan Corp., (Japan)	92,206
1,154	YY, Inc., (China), ADR (a)	100,144

		762,538

	IT Services — 0.1%
4,507	Amadeus IT Group SA, (Spain)	293,130
6,800	Infosys Ltd., (India), ADR	99,212

		392,342

	Semiconductors & Semiconductor Equipment — 0.3%
3,419	ASML Holding NV, (Netherlands)	584,231
808	Broadcom Ltd.	195,972
5,600	Renesas Electronics Corp., (Japan) (a)	61,032
36,000	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan)	257,848
10,440	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	392,022
1,200	Tokyo Electron Ltd., (Japan)	184,739

		1,675,844

	Software — 0.1%
1,739	Gemalto NV, (Netherlands)	77,720
7,943	Micro Focus International plc, (United Kingdom)	254,237
1,290	Oracle Corp. Japan, (Japan)	101,397
2,791	SAP SE, (Germany)	306,020

		739,374

	Technology Hardware, Storage & Peripherals — 0.1%
86	Samsung Electronics Co. Ltd., (South Korea)	193,519
100	Samsung Electronics Co. Ltd., (South Korea), Reg. S, GDR	90,016

		283,535

	Total Information Technology	5,416,971

	Materials — 0.3%
	Chemicals — 0.2%
1,599	Air Liquide SA, (France)	213,236
27,630	Asahi Kasei Corp., (Japan)	340,470
1,336	BASF SE, (Germany)	142,333
785	Covestro AG, (Germany), Reg. S (e)	67,550
58	Givaudan SA (Registered), (Switzerland)	126,265
926	Johnson Matthey plc, (United Kingdom)	42,462
2,400	Kansai Paint Co. Ltd., (Japan)	60,458
1,500	Shin-Etsu Chemical Co. Ltd., (Japan)	134,250
1,500	Tosoh Corp., (Japan)	33,858
1,305	Umicore SA, (Belgium)	108,035

		1,268,917

	Containers & Packaging — 0.0% (g)
14,417	Amcor Ltd., (Australia)	172,433

	Metals & Mining — 0.1%
5,307	Antofagasta plc, (Chile)	67,601
1,523	BHP Billiton Ltd., (Australia)	30,886
5,519	BHP Billiton plc, (Australia)	97,388
28,687	Independence Group NL, (Australia)	78,274
1,119	Rio Tinto Ltd., (United Kingdom)	58,652
1,310	Rio Tinto plc, (United Kingdom)	60,979
40,798	South32 Ltd., (Australia)	105,545

		499,325

	Paper & Forest Products — 0.0% (g)
8,238	Stora Enso OYJ, (Finland), Class R	116,528

	Total Materials	2,057,203

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
6,707	Great Portland Estates plc, (United Kingdom)	54,964
33,491	Scentre Group, (Australia)	103,384
563	Unibail-Rodamco SE, (France)	137,002

		295,350

	Real Estate Management & Development — 0.0% (g)
1,470	Deutsche Wohnen SE, (Germany)	62,473
4,400	Mitsui Fudosan Co. Ltd., (Japan)	95,405

		157,878

	Total Real Estate	453,228

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
28,995	Koninklijke KPN NV, (Netherlands)	99,505
2,620	KT Corp., (South Korea)	71,684
7,800	Nippon Telegraph & Telephone Corp., (Japan)	357,402
39,210	Singapore Telecommunications Ltd., (Singapore)	106,589
25,687	TDC A/S, (Denmark)	150,643
105,373	Telecom Italia SpA, (Italy), FDR	79,306
30,311	Telefonica Deutschland Holding AG, (Germany)	170,337
11,488	Telefonica SA, (Spain)	124,841
8,672	Telstra Corp. Ltd., (Australia)	23,757

		1,184,064

	Wireless Telecommunication Services — 0.2%
4,000	America Movil SAB de CV, (Mexico), Class L, ADR	71,000
1,655	KDDI Corp., (Japan)	43,626
6,890	NTT DOCOMO, Inc., (Japan)	157,483
4,800	SoftBank Group Corp., (Japan)	389,262

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Wireless Telecommunication Services — continued
119,700	Vodafone Group plc, (United Kingdom)	335,183
8,681	Vodafone Group plc, (United Kingdom), ADR	247,061

		1,243,615

	Total Telecommunication Services	2,427,679

	Utilities — 0.2%
	Electric Utilities — 0.1%
27,000	Enel SpA, (Italy)	162,656
16,735	Iberdrola SA, (Spain)	130,125
7,040	SSE plc, (United Kingdom)	131,734

		424,515

	Independent Power and Renewable Electricity Producers — 0.0% (g)
3,800	Electric Power Development Co. Ltd., (Japan)	95,459

	Multi-Utilities — 0.1%
5,747	E.ON SE, (Germany)	65,151
10,515	Engie SA, (France)	178,559
11,996	National Grid plc, (United Kingdom)	148,577

		392,287

	Total Utilities	912,261

	Total Common Stocks (Cost $31,743,987)	42,389,327

Exchange-Traded Funds — 48.9%
	Fixed Income — 8.7%
983,450	Vanguard Total International Bond Fund	53,686,535

	International Equity — 13.0%
1,062,540	iShares MSCI EAFE Fund	72,762,739
128,250	iShares MSCI Japan Fund	7,144,808

	Total International Equity	79,907,547

	U.S. Equity — 27.2%
72,100	iShares Core S&P 500 Fund	18,236,253
595,100	SPDR S&P500 Fund Trust	149,506,973

	Total U.S. Equity	167,743,226

	Total Exchange-Traded Funds (Cost $253,880,577)	301,337,308

Investment Companies — 39.4%
	Alternative Assets — 5.0%
656,289	AQR Managed Futures Strategy Fund, Class R6 Shares	5,781,906
885,092	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares (a)	8,479,186
113,985	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, (Ireland), Class F Shares (a) (u)	16,573,420

	Total Alternative Assets	30,834,512

	Fixed Income — 24.0%
925,982	Goldman Sachs Emerging Markets Debt Fund, Class I Shares	12,028,501
2,497,916	JPMorgan Core Bond Fund, Class R6 Shares (b)	29,100,726
2,061,218	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	17,108,110
2,310,154	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	23,586,677
3,347,148	JPMorgan High Yield Fund, Class R6 Shares (b)	25,103,613
1,409,953	JPMorgan Inflation Managed Bond Fund, Class R6 Shares (b)	14,480,213
738,689	JPMorgan Short Duration Bond Fund, Class R6 Shares (b)	7,992,613
1,746,894	JPMorgan Unconstrained Debt Fund, Class R6 Shares (b)	17,608,687

	Total Fixed Income	147,009,140

	International Equity — 5.8%
879,840	JPMorgan Global Research Enhanced Index Fund, Class I Shares (b)	19,110,121
586,136	Oakmark International Fund, Institutional Class Shares (a)	16,781,059

	Total International Equity	35,891,180

	U.S. Equity — 4.6%
247,718	JPMorgan Equity Focus Fund, Class I Shares (b)	7,599,254
499,054	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	16,044,581
119,179	Parnassus Core Equity Fund, Institutional Class Shares	5,138,982

	Total U.S. Equity	28,782,817

	Total Investment Companies (Cost $220,313,076)	242,517,649

Short-Term Investments — 4.8%
	Investment Company — 4.8%
29,574,023	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $29,576,782)	29,582,896

	Total Investments — 100.0% (Cost $535,514,422)	615,827,180
	Liabilities in Excess of Other Assets — 0.0% (g) (s)	(237,207)

	NET ASSETS — 100.0%	$615,589,973

Percentages indicated are based on net assets.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	85.7%
Ireland	2.7
Japan	1.4
United Kingdom	1.1
Others (each less than 1.0%)	4.3
Short-Term Investments	4.8

*	Percentages indicated are based on total investments as of September 30, 2017.

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depository Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(s)	—	A portion of the Fund’s cash is held by the subsidiary.
(u)	—	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(bb)	—	Security has been valued using significant unobservable inputs.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Balanced Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

JPMorgan Access Balanced Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$521,906	$4,693,987	$1	$5,215,894
Consumer Staples	64,989	4,675,580	—	4,740,569
Energy	463,545	965,873	—	1,429,418
Financials	658,801	7,826,721	—	8,485,522
Health Care	375,653	5,150,153	—	5,525,806
Industrials	135,444	5,589,332	—	5,724,776
Information Technology	1,145,724	4,271,247	—	5,416,971
Materials	—	2,057,203	—	2,057,203
Real Estate	—	453,228	—	453,228
Telecommunication Services	318,061	2,109,618	—	2,427,679
Utilities	—	912,261	—	912,261

Total Common Stocks	3,684,123	38,705,203	1	42,389,327

Exchange-Traded Funds	301,337,308	—	—	301,337,308
Investment Companies	225,944,229	16,573,420	—	242,517,649
Short-Term Investments
Investment Company	29,582,896	—	—	29,582,896

Total Investments in Securities	$560,548,556	$55,278,623	$1	$615,827,180

As of September 30, 2017, certain Investment Companies with a fair value of $16,573,420 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended September 30, 2017.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 7.6%
	Consumer Discretionary — 0.9%
	Auto Components — 0.1%
1,300	Aisin Seiki Co. Ltd., (Japan)	68,540
942	Autoliv, Inc., (Sweden), SDR	116,535
1,100	Denso Corp., (Japan)	55,671
19,610	GKN plc, (United Kingdom)	90,864
800	Koito Manufacturing Co. Ltd., (Japan)	50,236
2,400	Magna International, Inc., (Canada)	128,112
3,200	Sumitomo Rubber Industries Ltd., (Japan)	58,733

		568,691

	Automobiles — 0.1%
912	Bayerische Motoren Werke AG, (Germany)	92,563
6,100	Honda Motor Co. Ltd., (Japan)	180,197
2,500	Suzuki Motor Corp., (Japan)	131,213
3,100	Toyota Motor Corp., (Japan)	184,848

		588,821

	Diversified Consumer Services — 0.0% (g)
42,869	AA plc, (United Kingdom)	97,471

	Hotels, Restaurants & Leisure — 0.0% (g)
7,113	Compass Group plc, (United Kingdom)	150,920
5,735	Greene King plc, (United Kingdom)	42,033
19,675	Wynn Macau Ltd., (Macau)	53,211

		246,164

	Household Durables — 0.1%
11,800	Panasonic Corp., (Japan)	171,241
4,934	Persimmon plc, (United Kingdom)	170,753
1,800	Sony Corp., (Japan)	67,156

		409,150

	Media — 0.2%
2,400	CyberAgent, Inc., (Japan)	70,085
2,678	Eutelsat Communications SA, (France)	79,276
4,470	JCDecaux SA, (France)	167,586
2,009	Liberty Global plc, (United Kingdom), Class A (a)	68,125
5,685	Modern Times Group MTG AB, (Sweden), Class B	206,169
1,770	Naspers Ltd., (South Africa), Class N, ADR	77,703
13,455	SES SA, (Luxembourg), FDR	294,556
1,160	Stroeer SE & Co. KGaA, (Germany)	76,011
8,697	WPP plc, (United Kingdom)	161,382

		1,200,893

	Multiline Retail — 0.1%
5,955	Lojas Renner SA, (Brazil) (a)	67,689
980	Ryohin Keikaku Co. Ltd., (Japan)	288,886

		356,575

	Specialty Retail — 0.0% (g)
60,865	BCA Marketplace plc, (United Kingdom)	179,022
40,791	Kingfisher plc, (United Kingdom)	163,314

		342,336

	Textiles, Apparel & Luxury Goods — 0.3%
5,942	Burberry Group plc, (United Kingdom)	140,300
755,000	China Hongxing Sports Ltd., (China) (a) (bb)	–	(h)
1,468	Cie Financiere Richemont SA (Registered), (Switzerland)	134,375
95	Hermes International, (France)	47,930
1,154	Kering, (France)	459,716
1,010	LVMH Moet Hennessy Louis Vuitton SE, (France)	279,202
3,929	Moncler SpA, (Italy)	113,523
73,565	Samsonite International SA	316,388

		1,491,434

	Total Consumer Discretionary	5,301,535

	Consumer Staples — 0.8%
	Beverages — 0.2%
3,110	Carlsberg A/S, (Denmark), Class B	341,272
14,355	Diageo plc, (United Kingdom)	472,072
5,900	Kirin Holdings Co. Ltd., (Japan)	138,614
2,571	Pernod Ricard SA, (France)	355,658

		1,307,616

	Food & Staples Retailing — 0.0% (g)
3,800	Seven & i Holdings Co. Ltd., (Japan)	146,811

	Food Products — 0.3%
3,445	Associated British Foods plc, (United Kingdom)	147,486
3,819	Danone SA, (France)	299,959
1,200	MEIJI Holdings Co. Ltd., (Japan)	95,026
10,333	Nestle SA (Registered), (Switzerland)	867,365
44,900	Wilmar International Ltd., (Singapore)	105,510

		1,515,346

	Household Products — 0.0% (g)
13,825	PZ Cussons plc, (United Kingdom)	59,207
1,315	Reckitt Benckiser Group plc, (United Kingdom)	120,149

		179,356

	Personal Products — 0.2%
2,227	L’Oreal SA, (France)	472,221
2,400	Pola Orbis Holdings, Inc., (Japan)	72,570
7,538	Unilever plc, (United Kingdom)	436,295

		981,086

	Tobacco — 0.1%
4,915	British American Tobacco plc, (United Kingdom)	307,697
3,269	Imperial Brands plc, (United Kingdom)	139,524
1,900	Japan Tobacco, Inc., (Japan)	62,265

		509,486

	Total Consumer Staples	4,639,701

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy — 0.3%
	Energy Equipment & Services — 0.0% (g)
5,315	Ensco plc, Class A	31,730
6,467	WorleyParsons Ltd., (Australia) (a)	68,833

		100,563

	Oil, Gas & Consumable Fuels — 0.3%
7,170	Enbridge, Inc., (Canada)	299,499
4,335	Royal Dutch Shell plc, (Netherlands), Class B	133,458
2,800	Royal Dutch Shell plc, (Netherlands), Class B, ADR	175,112
4,276	Statoil ASA, (Norway)	85,967
12,418	TOTAL SA, (France)	666,778

		1,360,814

	Total Energy	1,461,377

	Financials — 1.5%
	Banks — 0.8%
8,592	ABN AMRO Group NV, (Netherlands), Reg. S, CVA (e)	257,281
9,194	Australia & New Zealand Banking Group Ltd., (Australia)	214,161
3,546	Barclays plc, (United Kingdom), ADR	36,701
7,324	BNP Paribas SA, (France)	590,869
4,095	Commerzbank AG, (Germany) (a)	55,846
3,511	Danske Bank A/S, (Denmark)	140,698
11,400	DBS Group Holdings Ltd., (Singapore)	175,492
17,918	DNB ASA, (Norway)	361,766
2,353	Erste Group Bank AG, (Austria) (a)	101,662
2,150	HDFC Bank Ltd., (India), ADR	207,196
15,074	ING Groep NV, (Netherlands)	277,849
47,670	Intesa Sanpaolo SpA, (Italy)	168,767
3,890	KBC Group NV, (Belgium)	330,027
512,519	Lloyds Banking Group plc, (United Kingdom)	465,755
4,000	National Bank of Canada, (Canada)	192,507
20,084	Nordea Bank AB, (Sweden)	272,685
9,394	Standard Chartered plc, (United Kingdom) (a)	93,406
2,100	Sumitomo Mitsui Financial Group, Inc., (Japan)	80,722
3,800	Sumitomo Mitsui Trust Holdings, Inc., (Japan)	137,266
22,906	Svenska Handelsbanken AB, (Sweden), Class A	346,071
5,600	United Overseas Bank Ltd., (Singapore)	97,248

		4,603,975

	Capital Markets — 0.1%
1,229	Close Brothers Group plc, (United Kingdom)	24,303
4,806	GAM Holding AG, (Switzerland) (a)	74,503
1,828	Macquarie Group Ltd., (Australia)	130,877
5,309	UBS Group AG (Registered), (Switzerland) (a)	90,821

		320,504

	Consumer Finance — 0.0% (g)
4,200	Credit Saison Co. Ltd., (Japan)	87,148

	Diversified Financial Services — 0.0% (g)
14,948	Challenger Ltd., (Australia)	146,525
9,900	Element Fleet Management Corp., (Canada)	73,392
14,200	Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	75,341

		295,258

	Insurance — 0.6%
89,625	AIA Group Ltd., (Hong Kong)	663,521
23,046	Aviva plc, (United Kingdom)	159,062
11,232	AXA SA, (France)	339,567
29,315	Direct Line Insurance Group plc, (United Kingdom)	142,913
935	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered), (Germany)	200,114
11,500	Ping An Insurance Group Co. of China Ltd., (China), Class H	88,831
20,844	Prudential plc, (United Kingdom)	498,807
15,871	RSA Insurance Group plc, (United Kingdom)	132,601
6,145	Sampo OYJ, (Finland), Class A	325,221
16,240	Storebrand ASA, (Norway)	138,184
3,700	Sun Life Financial, Inc., (Canada)	147,348
5,000	Tokio Marine Holdings, Inc., (Japan)	195,687
528	Zurich Insurance Group AG, (Switzerland)	161,346

		3,193,202

	Total Financials	8,500,087

	Health Care — 1.0%
	Biotechnology — 0.1%
651	CSL Ltd., (Australia)	68,533
941	Genmab A/S, (Denmark) (a)	208,097
3,611	Grifols SA (Preference), (Spain), Class B	78,824
706	Shire plc, ADR	108,117

		463,571

	Health Care Equipment & Supplies — 0.2%
4,958	Elekta AB, (Sweden), Class B	51,324
2,400	Essilor International SA, (France)	297,450
4,483	GN Store Nord A/S, (Denmark)	153,899
6,680	Koninklijke Philips NV, (Netherlands)	275,617
955	Medtronic plc	74,270
956	Sonova Holding AG (Registered), (Switzerland)	162,268

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Equipment & Supplies — continued
1,300	Sysmex Corp., (Japan)	83,058

		1,097,886

	Health Care Providers & Services — 0.1%
3,501	Fresenius SE & Co. KGaA, (Germany)	283,126
1,600	Miraca Holdings, Inc., (Japan)	74,486

		357,612

	Pharmaceuticals — 0.6%
16,200	Astellas Pharma, Inc., (Japan)	206,186
7,395	AstraZeneca plc, (United Kingdom)	491,779
3,414	Bayer AG (Registered), (Germany)	466,364
4,800	GlaxoSmithKline plc, (United Kingdom), ADR	194,880
5,758	Novartis AG (Registered), (Switzerland)	493,892
13,982	Novo Nordisk A/S, (Denmark), Class B	672,237
3,230	Roche Holding AG, (Switzerland)	825,653
2,611	Sanofi, (France)	259,916

		3,610,907

	Total Health Care	5,529,976

	Industrials — 1.0%
	Aerospace & Defense — 0.2%
3,218	Airbus SE, (France)	306,338
23,253	Meggitt plc, (United Kingdom)	162,416
4,539	Safran SA, (France)	463,836

		932,590

	Airlines — 0.0% (g)
615	Ryanair Holdings plc, (Ireland), ADR (a)	64,833

	Building Products — 0.1%
15,137	Assa Abloy AB, (Sweden), Class B	346,568

	Electrical Equipment — 0.1%
7,901	ABB Ltd. (Registered), (Switzerland)	195,376
1,990	Legrand SA, (France)	143,618
18,900	Mitsubishi Electric Corp., (Japan)	295,660
1,315	Nidec Corp., (Japan)	161,654

		796,308

	Industrial Conglomerates — 0.2%
14,964	CK Hutchison Holdings Ltd., (Hong Kong)	191,663
1,450	DCC plc, (United Kingdom)	140,797
3,860	Jardine Matheson Holdings Ltd., (Hong Kong)	244,817
10,100	Sembcorp Industries Ltd., (Singapore)	22,112
2,948	Siemens AG (Registered), (Germany)	415,991

		1,015,380

	Machinery — 0.2%
1,505	FANUC Corp., (Japan)	305,144
2,400	Glory Ltd., (Japan)	85,079
1,220	Hoshizaki Corp., (Japan)	107,169
4,500	Kubota Corp., (Japan)	81,858
1,685	SMC Corp., (Japan)	595,414
5,000	THK Co. Ltd., (Japan)	170,543

		1,345,207

	Marine — 0.0% (g)
32	AP Moller - Maersk A/S, (Denmark), Class B	60,930

	Professional Services — 0.0% (g)
1,555	DKSH Holding AG, (Switzerland)	132,138
4,800	Recruit Holdings Co. Ltd., (Japan)	103,937

		236,075

	Road & Rail — 0.1%
1,015	Canadian National Railway Co., (Canada)	84,092
700	Central Japan Railway Co., (Japan)	122,843
1,640	DSV A/S, (Denmark)	124,240

		331,175

	Trading Companies & Distributors — 0.1%
1,558	Brenntag AG, (Germany)	86,852
5,000	Mitsubishi Corp., (Japan)	116,329
13,600	Sumitomo Corp., (Japan)	195,805

		398,986

	Transportation Infrastructure — 0.0% (g)
40,013	Sydney Airport, (Australia)	223,454

	Total Industrials	5,751,506

	Information Technology — 1.0%
	Communications Equipment — 0.0% (g)
9,831	Telefonaktiebolaget LM Ericsson, (Sweden), Class B	56,677

	Electronic Equipment, Instruments & Components — 0.3%
12,970	Hamamatsu Photonics KK, (Japan)	392,361
1,110	Keyence Corp., (Japan)	590,373
2,605	Murata Manufacturing Co. Ltd., (Japan)	383,504
2,300	Omron Corp., (Japan)	117,283

		1,483,521

	Internet Software & Services — 0.1%
840	Alibaba Group Holding Ltd., (China), ADR (a)	145,077
452	Baidu, Inc., (China), ADR (a)	111,956
3,300	Kakaku.com, Inc., (Japan)	42,100
440	MercadoLibre, Inc., (Argentina)	113,929
65	NAVER Corp., (South Korea)	42,408
3,200	Tencent Holdings Ltd., (China)	139,906
19,500	Yahoo Japan Corp., (Japan)	92,682
1,200	YY, Inc., (China), ADR (a)	104,136

		792,194

	IT Services — 0.1%
4,499	Amadeus IT Group SA, (Spain)	292,609

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	IT Services — continued
6,900	Infosys Ltd., (India), ADR	100,671

		393,280

	Semiconductors & Semiconductor Equipment — 0.3%
3,370	ASML Holding NV, (Netherlands)	575,858
813	Broadcom Ltd.	197,185
5,600	Renesas Electronics Corp., (Japan) (a)	61,031
36,000	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan)	257,848
9,925	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	372,684
1,200	Tokyo Electron Ltd., (Japan)	184,739

		1,649,345

	Software — 0.1%
1,768	Gemalto NV, (Netherlands)	79,016
8,151	Micro Focus International plc, (United Kingdom)	260,894
1,330	Oracle Corp. Japan, (Japan)	104,541
2,766	SAP SE, (Germany)	303,279

		747,730

	Technology Hardware, Storage & Peripherals — 0.1%
86	Samsung Electronics Co. Ltd., (South Korea)	193,519
105	Samsung Electronics Co. Ltd., (South Korea), Reg. S, GDR	94,517

		288,036

	Total Information Technology	5,410,783

	Materials — 0.4%
	Chemicals — 0.2%
1,617	Air Liquide SA, (France)	215,636
27,505	Asahi Kasei Corp., (Japan)	338,930
1,346	BASF SE, (Germany)	143,398
863	Covestro AG, (Germany), Reg. S (e)	74,262
51	Givaudan SA (Registered), (Switzerland)	111,027
932	Johnson Matthey plc, (United Kingdom)	42,737
2,600	Kansai Paint Co. Ltd., (Japan)	65,496
1,400	Shin-Etsu Chemical Co. Ltd., (Japan)	125,300
1,500	Tosoh Corp., (Japan)	33,858
1,315	Umicore SA, (Belgium)	108,863

		1,259,507

	Containers & Packaging — 0.1%
14,576	Amcor Ltd., (Australia)	174,334

	Metals & Mining — 0.1%
5,685	Antofagasta plc, (Chile)	72,416
2,542	BHP Billiton Ltd., (Australia)	51,551
4,717	BHP Billiton plc, (Australia)	83,236
29,293	Independence Group NL, (Australia)	79,927
1,153	Rio Tinto Ltd., (United Kingdom)	60,435
1,395	Rio Tinto plc, (United Kingdom)	64,936
41,062	South32 Ltd., (Australia)	106,228

		518,729

	Paper & Forest Products — 0.0% (g)
8,006	Stora Enso OYJ, (Finland), Class R	113,246

	Total Materials	2,065,816

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
6,510	Great Portland Estates plc, (United Kingdom)	53,349
33,731	Scentre Group, (Australia)	104,125
567	Unibail-Rodamco SE, (France)	137,975

		295,449

	Real Estate Management & Development — 0.0% (g)
1,618	Deutsche Wohnen SE, (Germany)	68,763
4,400	Mitsui Fudosan Co. Ltd., (Japan)	95,405

		164,168

	Total Real Estate	459,617

	Telecommunication Services — 0.4%
	Diversified Telecommunication Services — 0.2%
29,055	Koninklijke KPN NV, (Netherlands)	99,710
2,639	KT Corp., (South Korea)	72,204
7,800	Nippon Telegraph & Telephone Corp., (Japan)	357,402
39,820	Singapore Telecommunications Ltd., (Singapore)	108,248
25,875	TDC A/S, (Denmark)	151,745
98,152	Telecom Italia SpA, (Italy), FDR	73,872
30,530	Telefonica Deutschland Holding AG, (Germany)	171,568
11,105	Telefonica SA, (Spain)	120,679
8,931	Telstra Corp. Ltd., (Australia)	24,466

		1,179,894

	Wireless Telecommunication Services — 0.2%
4,300	America Movil SAB de CV, (Mexico), Class L, ADR	76,325
1,700	KDDI Corp., (Japan)	44,812
7,000	NTT DOCOMO, Inc., (Japan)	159,998
5,320	SoftBank Group Corp., (Japan)	431,432
122,885	Vodafone Group plc, (United Kingdom)	344,101
8,600	Vodafone Group plc, (United Kingdom), ADR	244,756

		1,301,424

	Total Telecommunication Services	2,481,318

	Utilities — 0.2%
	Electric Utilities — 0.1%
27,050	Enel SpA, (Italy)	162,958
15,970	Iberdrola SA, (Spain)	124,177

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electric Utilities — continued
7,129	SSE plc, (United Kingdom)	133,399

		420,534

	Independent Power and Renewable Electricity Producers — 0.0% (g)
3,800	Electric Power Development Co. Ltd., (Japan)	95,459

	Multi-Utilities — 0.1%
5,547	E.ON SE, (Germany)	62,883
10,714	Engie SA, (France)	181,939
12,084	National Grid plc, (United Kingdom)	149,667

		394,489

	Total Utilities	910,482

	Total Common Stocks (Cost $31,732,618)	42,512,198

Exchange-Traded Funds — 53.7%
	Fixed Income — 3.2%
330,400	Vanguard Total International Bond Fund	18,036,536

	International Equity — 18.6%
1,424,950	iShares MSCI EAFE Fund	97,580,576
123,412	iShares MSCI Japan Fund	6,875,283

	Total International Equity	104,455,859

	U.S. Equity — 31.9%
147,200	iShares Core S&P 500 Fund	37,231,296
563,400	SPDR S&P500 Fund Trust	141,542,982

	Total U.S. Equity	178,774,278

	Total Exchange-Traded Funds (Cost $249,235,304)	301,266,673

Investment Companies — 34.0%
	Alternative Assets — 5.0%
665,501	AQR Managed Futures Strategy Fund, Class R6 Shares	5,863,060
822,405	John Hancock Funds II - Absolute Return Currency Fund, Class R6 Shares (a)	7,878,644
100,047	Marshall Wace UCITS Fund plc - MW TOPS UCITS Fund, (Ireland), Class F Shares (a) (u)	14,546,829

	Total Alternative Assets	28,288,533

	Fixed Income — 9.6%
440,071	Goldman Sachs Emerging Markets Debt Fund, Class I Shares	5,716,516
987,404	JPMorgan Core Bond Fund, Class R6 Shares (b)	11,503,251
1,425,882	JPMorgan Core Plus Bond Fund, Class R6 Shares (b)	11,834,817
741,032	JPMorgan Corporate Bond Fund, Class R6 Shares (b)	7,565,933
2,257,319	JPMorgan High Yield Fund, Class R6 Shares (b)	16,929,892

	Total Fixed Income	53,550,409

	International Equity — 11.2%
2,155,064	JPMorgan Global Research Enhanced Index Fund, Class I Shares (b)	46,807,996
550,193	Oakmark International Fund, Institutional Class Shares (a)	15,752,020

	Total International Equity	62,560,016

	U.S. Equity — 8.2%
480,978	JPMorgan Equity Focus Fund, Class I Shares (b)	14,754,973
670,280	JPMorgan U.S. Large Cap Core Plus Fund, Class R5 Shares (b)	21,549,499
229,657	Parnassus Core Equity Fund, Institutional Class Shares	9,902,813

	Total U.S. Equity	46,207,285

	Total Investment Companies (Cost $158,013,580)	190,606,243

Short-Term Investments — 4.5%
	Investment Company — 4.5%
25,011,279	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l) (Cost $25,014,273)	25,018,782

	Total Investments — 99.8% (Cost $463,995,775)	559,403,896
	Other Assets in Excess of Liabilities — 0.2% (s)	1,236,025

	NET ASSETS — 100.0%	$560,639,921

Percentages indicated are based on net assets.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

PORTFOLIO COMPOSITION BY COUNTRY*
United States	85.5%
Ireland	2.6
Japan	1.6
United Kingdom	1.2
France	1.0
Others (each less than 1.0%)	3.6
Short-Term Investments	4.5

*	Percentages indicated are based on total investments as of September 30, 2017.

NOTES TO CONSOLIDATED SCHEDULES OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
EAFE	—	Europe, Australasia, and Far East
FDR	—	Fiduciary Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
SDR	—	Swedish Depository Receipt
SPDR	—	Standard & Poor’s Depositary Receipts
UCITS	—	Undertakings for Collective Investment in Transferable Securities

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(s)	—	A portion of the Fund’s cash is held by the subsidiary.
(u)	—	The fund’s investment objective is to provide absolute return and is generally subject to a two day redemption notice period.
(bb)	—	Security has been valued using significant unobservable inputs.

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Access Growth Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on March 11, 2013 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$520,651	$4,780,884	$—	(a)	$5,301,535

JPMorgan Access Growth Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Consumer Staples	59,207	4,580,494	—		4,639,701
Energy	506,341	955,036	—		1,461,377
Financials	657,144	7,842,943	—		8,500,087
Health Care	377,267	5,152,709	—		5,529,976
Industrials	148,925	5,602,581	—		5,751,506
Information Technology	1,145,638	4,265,145	—		5,410,783
Materials	—	2,065,816	—		2,065,816
Real Estate	—	459,617	—		459,617
Telecommunication Services	321,081	2,160,237	—		2,481,318
Utilities	—	910,482	—		910,482

Total Common Stocks	3,736,254	38,775,944	—	(a)	42,512,198

Exchange-Traded Funds	301,266,673	—	—		301,266,673
Investment Companies	176,059,414	14,546,829	—		190,606,243
Short-Term Investments
Investment Company	25,018,782	—	—		25,018,782

Total Investments in Securities	$506,081,123	$53,322,773	$—	(a)	$559,403,896

(a)	Amount rounds to less than 500.

As of September 30, 2017, certain Investment Companies with a fair value of $14,546,829 have not been categorized in the fair value hierarchy as the Investment Company was measured using the NAV per share as a practical expedient.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended September 30, 2017.

JPMorgan U.S. Research Enhanced Equity Fund

(formerly JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.8%
	Consumer Discretionary — 12.8%
	Auto Components — 0.4%
249	Delphi Automotive plc	24,531
52	Lear Corp.	9,025

		33,556

	Automobiles — 0.3%
2,046	Ford Motor Co.	24,486

	Diversified Consumer Services — 0.1%
146	H&R Block, Inc.	3,861

	Hotels, Restaurants & Leisure — 1.3%
92	Carnival Corp.	5,915
110	Hilton Worldwide Holdings, Inc.	7,660
46	McDonald’s Corp.	7,254
311	Royal Caribbean Cruises Ltd.	36,876
585	Starbucks Corp.	31,400
120	Yum Brands, Inc.	8,859

		97,964

	Household Durables — 0.5%
347	DR Horton, Inc.	13,863
21	Mohawk Industries, Inc. (a)	5,210
78	Newell Brands, Inc.	3,320
138	PulteGroup, Inc.	3,782
358	Toll Brothers, Inc.	14,856

		41,031

	Internet & Direct Marketing Retail — 1.9%
132	Amazon.com, Inc. (a)	126,996
10	Priceline Group, Inc. (The) (a)	18,405

		145,401

	Media — 3.9%
188	Charter Communications, Inc., Class A (a)	68,358
2,392	Comcast Corp., Class A (a)	92,052
344	DISH Network Corp., Class A (a)	18,678
666	Sirius XM Holdings, Inc.	3,678
129	Time Warner, Inc.	13,179
1,720	Twenty-First Century Fox, Inc., Class A	45,363
586	Walt Disney Co. (The)	57,749

		299,057

	Multiline Retail — 0.3%
257	Dollar Tree, Inc. (a)	22,305

	Specialty Retail — 3.8%
300	Best Buy Co., Inc.	17,091
595	Home Depot, Inc. (The)	97,303
738	Lowe’s Cos., Inc.	58,999
110	O’Reilly Automotive, Inc. (a)	23,633
380	Ross Stores, Inc.	24,506
875	TJX Cos., Inc. (The)	64,530

		286,062

	Textiles, Apparel & Luxury Goods — 0.3%
457	NIKE, Inc., Class B	23,706

	Total Consumer Discretionary	977,429

	Consumer Staples — 7.8%
	Beverages — 2.7%
445	Coca-Cola Co. (The)	20,024
207	Constellation Brands, Inc., Class A	41,346
617	Molson Coors Brewing Co., Class B	50,403
853	PepsiCo, Inc.	95,095

		206,868

	Food & Staples Retailing — 1.5%
319	Costco Wholesale Corp.	52,412
712	Walgreens Boots Alliance, Inc.	55,016
46	Wal-Mart Stores, Inc.	3,584

		111,012

	Food Products — 1.0%
129	Archer-Daniels-Midland Co.	5,489
21	JM Smucker Co. (The)	2,166
71	Kraft Heinz Co. (The)	5,480
38	McCormick & Co., Inc. (Non-Voting)	3,915
1,459	Mondelez International, Inc., Class A	59,335

		76,385

	Household Products — 1.2%
338	Kimberly-Clark Corp.	39,819
569	Procter & Gamble Co. (The)	51,741

		91,560

	Tobacco — 1.4%
54	Altria Group, Inc.	3,431
958	Philip Morris International, Inc.	106,318

		109,749

	Total Consumer Staples	595,574

	Energy — 6.1%
	Energy Equipment & Services — 0.1%
58	Halliburton Co.	2,661

	Oil, Gas & Consumable Fuels — 6.0%
445	Anadarko Petroleum Corp.	21,762
160	Cabot Oil & Gas Corp.	4,290
519	Chevron Corp.	61,006

JPMorgan U.S. Research Enhanced Equity Fund

(formerly JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
181	Concho Resources, Inc. (a)	23,829
280	Diamondback Energy, Inc. (a)	27,473
540	EOG Resources, Inc.	52,194
254	EQT Corp.	16,575
1,189	Exxon Mobil Corp.	97,482
1,473	Kinder Morgan, Inc.	28,243
701	Occidental Petroleum Corp.	44,991
168	Phillips 66	15,418
344	Pioneer Natural Resources Co.	50,788
211	Valero Energy Corp.	16,207

		460,258

	Total Energy	462,919

	Financials — 14.6%
	Banks — 5.9%
5,409	Bank of America Corp.	137,062
1,745	Citigroup, Inc.	126,896
193	Comerica, Inc.	14,718
1,514	KeyCorp	28,488
395	Regions Financial Corp.	6,011
165	SunTrust Banks, Inc.	9,867
50	SVB Financial Group (a)	9,338
2,009	Wells Fargo & Co.	110,791
128	Zions Bancorp	6,035

		449,206

	Capital Markets — 3.5%
27	Ameriprise Financial, Inc.	3,998
787	Bank of New York Mellon Corp. (The)	41,744
13	BlackRock, Inc.	5,590
1,380	Charles Schwab Corp. (The)	60,352
514	Intercontinental Exchange, Inc.	35,328
1,643	Morgan Stanley	79,119
432	State Street Corp.	41,296

		267,427

	Consumer Finance — 1.0%
511	American Express Co.	46,196
317	Capital One Financial Corp.	26,875

		73,071

	Diversified Financial Services — 1.6%
610	Berkshire Hathaway, Inc., Class B (a)	111,757
251	Voya Financial, Inc.	10,020

		121,777

	Insurance — 2.6%
567	American International Group, Inc.	34,777
412	Arthur J Gallagher & Co.	25,337
51	Brighthouse Financial, Inc. (a)	3,079
344	Chubb Ltd.	49,042
13	Everest Re Group Ltd.	2,976
364	Hartford Financial Services Group, Inc. (The)	20,157
1,269	MetLife, Inc.	65,916

		201,284

	Total Financials	1,112,765

	Health Care — 14.4%
	Biotechnology — 3.0%
91	AbbVie, Inc.	8,086
85	Alexion Pharmaceuticals, Inc. (a)	11,978
22	Amgen, Inc.	4,102
166	Biogen, Inc. (a)	52,105
34	BioMarin Pharmaceutical, Inc. (a)	3,155
464	Celgene Corp. (a)	67,602
660	Gilead Sciences, Inc.	53,455
190	Vertex Pharmaceuticals, Inc. (a)	28,857

		229,340

	Health Care Equipment & Supplies — 2.4%
968	Abbott Laboratories	51,674
174	Becton Dickinson and Co.	34,166
1,545	Boston Scientific Corp. (a)	45,076
18	Cooper Cos., Inc. (The)	4,264
247	Danaher Corp.	21,162
231	Zimmer Biomet Holdings, Inc.	27,067

		183,409

	Health Care Providers & Services — 2.7%
90	AmerisourceBergen Corp.	7,406
276	Cigna Corp.	51,652
44	HCA Healthcare, Inc. (a)	3,478
83	Humana, Inc.	20,183
650	UnitedHealth Group, Inc.	127,339

		210,058

	Life Sciences Tools & Services — 0.8%
256	Agilent Technologies, Inc.	16,418
89	Illumina, Inc. (a)	17,729
132	Thermo Fisher Scientific, Inc.	24,975

		59,122

	Pharmaceuticals — 5.5%
255	Allergan plc	52,257
940	Bristol-Myers Squibb Co.	59,916
633	Eli Lilly & Co.	54,133
605	Johnson & Johnson	78,591
776	Merck & Co., Inc.	49,656
118	Mylan NV (a)	3,695

JPMorgan U.S. Research Enhanced Equity Fund

(formerly JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
3,360	Pfizer, Inc.	119,937

		418,185

	Total Health Care	1,100,114

	Industrials — 10.2%
	Aerospace & Defense — 1.4%
216	General Dynamics Corp.	44,456
143	Northrop Grumman Corp.	41,144
151	United Technologies Corp.	17,542

		103,142

	Air Freight & Logistics — 0.1%
33	FedEx Corp.	7,396

	Airlines — 0.8%
743	Delta Air Lines, Inc.	35,821
375	United Continental Holdings, Inc. (a)	22,829

		58,650

	Building Products — 0.6%
332	Allegion plc	28,697
435	Masco Corp.	16,975

		45,672

	Electrical Equipment — 0.7%
651	Eaton Corp. plc	49,998

	Industrial Conglomerates — 2.2%
2,900	General Electric Co.	70,130
705	Honeywell International, Inc.	99,959

		170,089

	Machinery — 2.7%
251	Deere & Co.	31,507
53	Fortive Corp.	3,770
695	Ingersoll-Rand plc	62,000
388	PACCAR, Inc.	28,094
48	Parker-Hannifin Corp.	8,446
125	Snap-on, Inc.	18,685
379	Stanley Black & Decker, Inc.	57,224

		209,726

	Road & Rail — 1.6%
296	Norfolk Southern Corp.	39,163
735	Union Pacific Corp.	85,213

		124,376

	Trading Companies & Distributors — 0.1%
234	HD Supply Holdings, Inc. (a)	8,447

	Total Industrials	777,496

	Information Technology — 24.1%
	Communications Equipment — 0.4%
706	Cisco Systems, Inc.	23,758
40	Harris Corp.	5,225

		28,983

	Electronic Equipment, Instruments & Components — 0.5%
489	TE Connectivity Ltd.	40,637

	Internet Software & Services — 5.8%
135	Alphabet, Inc., Class A (a)	131,162
136	Alphabet, Inc., Class C (a)	130,908
1,043	Facebook, Inc., Class A (a)	178,192

		440,262

	IT Services — 4.1%
707	Accenture plc, Class A	95,450
35	Automatic Data Processing, Inc.	3,837
349	Fidelity National Information Services, Inc.	32,572
172	International Business Machines Corp.	24,985
207	Vantiv, Inc., Class A (a)	14,622
1,229	Visa, Inc., Class A	129,309
88	WEX, Inc. (a)	9,828

		310,603

	Semiconductors & Semiconductor Equipment — 3.8%
741	Analog Devices, Inc.	63,882
341	Broadcom Ltd.	82,743
275	Microchip Technology, Inc.	24,707
169	NVIDIA Corp.	30,126
1,044	Texas Instruments, Inc.	93,598

		295,056

	Software — 5.1%
642	Adobe Systems, Inc. (a)	95,718
3,647	Microsoft Corp.	271,682
97	Oracle Corp.	4,705
211	Symantec Corp.	6,923
84	Workday, Inc., Class A (a)	8,829

		387,857

	Technology Hardware, Storage & Peripherals — 4.4%
1,995	Apple, Inc.	307,533
1,404	HP, Inc.	28,017

		335,550

	Total Information Technology	1,838,948

	Materials — 2.9%
	Chemicals — 2.2%
56	Albemarle Corp.	7,579
152	Celanese Corp., Series A	15,848
1,359	DowDuPont, Inc.	94,106

JPMorgan U.S. Research Enhanced Equity Fund

(formerly JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
528	Eastman Chemical Co.	47,779
123	Mosaic Co. (The)	2,646

		167,958

	Construction Materials — 0.1%
40	Vulcan Materials Co.	4,796

	Containers & Packaging — 0.4%
256	Crown Holdings, Inc. (a)	15,261
281	WestRock Co.	15,934

		31,195

	Metals & Mining — 0.2%
185	Alcoa Corp. (a)	8,620
171	Newmont Mining Corp.	6,401
71	Nucor Corp.	3,951

		18,972

	Total Materials	222,921

	Real Estate — 2.4%
	Equity Real Estate Investment Trusts (REITs) — 2.4%
159	AvalonBay Communities, Inc.	28,346
83	Boston Properties, Inc.	10,174
199	Brixmor Property Group, Inc.	3,745
56	Digital Realty Trust, Inc.	6,579
32	Equinix, Inc.	14,127
58	Equity Residential	3,824
190	Extra Space Storage, Inc.	15,153
109	Federal Realty Investment Trust	13,482
348	HCP, Inc.	9,690
70	Mid-America Apartment Communities, Inc.	7,482
109	Omega Healthcare Investors, Inc.	3,470
250	Prologis, Inc.	15,847
142	Public Storage	30,463
74	Regency Centers Corp.	4,597
27	SBA Communications Corp. (a)	3,928
154	Vornado Realty Trust	11,839

	Total Real Estate	182,746

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
1,287	AT&T, Inc.	50,415
981	Verizon Communications, Inc.	48,529

		98,944

	Wireless Telecommunication Services — 0.1%
196	T-Mobile US, Inc. (a)	12,114

	Total Telecommunication Services	111,058

	Utilities — 3.1%
	Electric Utilities — 2.7%
272	American Electric Power Co., Inc.	19,112
198	Duke Energy Corp.	16,650
296	Edison International	22,857
534	Exelon Corp.	20,104
476	NextEra Energy, Inc.	69,806
284	PG&E Corp.	19,317
859	Xcel Energy, Inc.	40,668

		208,514

	Multi-Utilities — 0.4%
391	CMS Energy Corp.	18,095
457	NiSource, Inc.	11,703

		29,798

	Total Utilities	238,312

	Total Common Stocks (Cost $5,743,020)	7,620,282

PRINCIPAL AMOUNT($)
Short-Term Investments — 0.5%
	U.S. Treasury Obligation — 0.1%
5,322	U.S. Treasury Bills, 0.98%, 03/01/2018 (k) (n)	5,297

SHARES
	Investment Company — 0.4%
30,723	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l)	30,723

	Total Short-Term Investments (Cost $36,024)	36,020

	Total Investments — 100.3% (Cost $5,779,044)	7,656,302
	Liabilities in Excess of Other Assets — (0.3)%	(22,053)

	NET ASSETS — 100.0%	$7,634,249

Percentages indicated are based on net assets.

JPMorgan U.S. Research Enhanced Equity Fund

(formerly JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount($)	Value and Unrealized Appreciation (Depreciation)($)
Long Contracts
S&P 500 E-Mini Index	185	12/2017	USD	23,274	402

					402

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(n)	—	The rate shown is the effective yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan U.S. Research Enhanced Equity Fund

(formerly JPMorgan Disciplined Equity Fund)

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,651,005	$5,297	$—	$7,656,302

Appreciation in Other Financial Instruments
Futures Contracts (a)	$402	$—	$—	$402

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — 54.5%
		Consumer Discretionary — 6.9%
		Auto Components — 0.5%
7		Aisin Seiki Co. Ltd., (Japan)	343
22		Bridgestone Corp., (Japan)	976
5		Cie Generale des Etablissements Michelin, (France)	711
5		Continental AG, (Germany)	1,155
2		Delphi Automotive plc	172
10		Faurecia, (France)	705
2		Hyundai Mobis Co. Ltd., (South Korea)	406
5		Koito Manufacturing Co. Ltd., (Japan)	302
3		LCI Industries	356
–	(h)	Lear Corp.	63
62		Nexteer Automotive Group Ltd., (China) (a)	107
20		NGK Spark Plug Co. Ltd., (Japan)	428
17		Sumitomo Rubber Industries Ltd., (Japan)	319
6		Toyota Boshoku Corp., (Japan)	129
4		TS Tech Co. Ltd., (Japan)	141
414		Xinyi Glass Holdings Ltd., (Hong Kong) (a)	410

			6,723

		Automobiles — 0.6%
724		Astra International Tbk. PT, (Indonesia)	425
12		Daimler AG (Registered), (Germany)	925
14		Ford Motor Co.	173
144		Geely Automobile Holdings Ltd., (China)	409
11		General Motors Co.	436
256		Guangzhou Automobile Group Co. Ltd., (China), Class H	595
57		Honda Motor Co. Ltd., (Japan)	1,684
24		Mazda Motor Corp., (Japan)	369
24		Peugeot SA, (France)	570
5		Renault SA, (France)	538
7		Subaru Corp., (Japan)	238
2		Tesla, Inc. (a)	609
26		Toyota Motor Corp., (Japan)	1,568
1		Volkswagen AG (Preference), (Germany)	183
12		Yamaha Motor Co. Ltd., (Japan)	347

			9,069

		Distributors — 0.2%
7		Genuine Parts Co.	664
27		LKQ Corp. (a)	958
6		Pool Corp.	614

			2,236

		Diversified Consumer Services — 0.1%
1		H&R Block, Inc.	26
105		Kroton Educacional SA, (Brazil)	664
6		ServiceMaster Global Holdings, Inc. (a)	269

			959

		Hotels, Restaurants & Leisure — 0.8%
17		Accor SA, (France)	849
34		Aristocrat Leisure Ltd., (Australia)	554
22		Brinker International, Inc.	688
1		Carnival Corp.	41
9		Carnival plc	602
2		Flight Centre Travel Group Ltd., (Australia)	86
71		Genting Bhd., (Malaysia)	161
14		Hilton Grand Vacations, Inc. (a)	557
25		Hilton Worldwide Holdings, Inc.	1,728
18		InterContinental Hotels Group plc, (United Kingdom)	954
31		La Quinta Holdings, Inc. (a)	546
–	(h)	McDonald’s Corp.	50
12		Norwegian Cruise Line Holdings Ltd. (a)	660
5		Papa John’s International, Inc.	372
8		Restaurant Brands International, Inc., (Canada)	537
2		Royal Caribbean Cruises Ltd.	260
103		Sands China Ltd., (Hong Kong)	540
3		Sodexo SA, (France)	416
4		Starbucks Corp.	241
4		Whitbread plc, (United Kingdom)	190
5		Wyndham Worldwide Corp.	527
202		Wynn Macau Ltd., (Macau)	546
4		Yum Brands, Inc.	306

			11,411

		Household Durables — 0.6%
111		Barratt Developments plc, (United Kingdom)	913
2		DR Horton, Inc.	98
14		Electrolux AB, (Sweden), Series B	492
–	(h)	Forbo Holding AG (Registered), (Switzerland)	107
78		Haier Electronics Group Co. Ltd., (Hong Kong) (a)	191
7		JM AB, (Sweden)	231
9		Mohawk Industries, Inc. (a)	2,182
64		MRV Engenharia e Participacoes SA, (Brazil)	275
6		Newell Brands, Inc.	261
35		Panasonic Corp., (Japan)	512
36		Persimmon plc, (United Kingdom)	1,261
1		PulteGroup, Inc.	27
68		Redrow plc, (United Kingdom)	542

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Household Durables — continued
15		Sekisui Chemical Co. Ltd., (Japan)	288
24		Sony Corp., (Japan)	903
117		Taylor Wimpey plc, (United Kingdom)	306
16		Toll Brothers, Inc.	652

			9,241

		Internet & Direct Marketing Retail — 0.9%
9		Amazon.com, Inc. (a)	8,640
8		Expedia, Inc.	1,202
5		Netflix, Inc. (a)	996
1		Priceline Group, Inc. (The) (a)	1,681
10		Wayfair, Inc., Class A (a)	695

			13,214

		Leisure Products — 0.1%
15		Acushnet Holdings Corp.	262
7		Bandai Namco Holdings, Inc., (Japan)	234
8		Brunswick Corp.	427
4		Malibu Boats, Inc., Class A (a)	136

			1,059

		Media — 1.3%
23		CBS Corp. (Non-Voting), Class B	1,323
7		Charter Communications, Inc., Class A (a)	2,470
13		Cinemark Holdings, Inc.	470
33		Clear Channel Outdoor Holdings, Inc., Class A	151
27		Comcast Corp., Class A (a)	1,057
4		Dentsu, Inc., (Japan)	189
49		DISH Network Corp., Class A (a)	2,683
7		Emerald Expositions Events, Inc.	161
24		Entercom Communications Corp., Class A	280
–	(h)	EW Scripps Co. (The), Class A (a)	6
19		I-CABLE Communications Ltd., (Hong Kong) (a)	1
133		ITV plc, (United Kingdom)	312
4		Metropole Television SA, (France)	95
4		Naspers Ltd., (South Africa), Class N	935
10		Nexstar Media Group, Inc., Class A	610
8		Sinclair Broadcast Group, Inc., Class A	244
5		Sirius XM Holdings, Inc.	26
6		Time Warner, Inc.	594
12		Twenty-First Century Fox, Inc., Class A	320
64		Walt Disney Co. (The)	6,263
58		WPP plc, (United Kingdom)	1,071

			19,261

		Multiline Retail — 0.1%
2		Dollar Tree, Inc. (a)	157
17		Kohl’s Corp.	790
23		Marui Group Co. Ltd., (Japan)	326
4		Nordstrom, Inc.	199
20		Takashimaya Co. Ltd., (Japan)	187

			1,659

		Specialty Retail — 1.3%
14		American Eagle Outfitters, Inc.	205
4		AutoZone, Inc. (a)	2,589
12		Bed Bath & Beyond, Inc.	277
21		Best Buy Co., Inc.	1,197
5		Burlington Stores, Inc. (a)	458
28		Chico’s FAS, Inc.	248
63		Dixons Carphone plc, (United Kingdom)	163
14		Gap, Inc. (The)	416
38		Home Depot, Inc. (The)	6,283
29		Lowe’s Cos., Inc.	2,306
35		Luk Fook Holdings International Ltd., (Hong Kong)	141
7		Murphy USA, Inc. (a)	476
1		O’Reilly Automotive, Inc. (a)	167
3		Ross Stores, Inc.	172
9		Tiffany & Co.	780
35		TJX Cos., Inc. (The)	2,572
2		Ulta Beauty, Inc. (a)	367
49		Zhongsheng Group Holdings Ltd., (China)	106

			18,923

		Textiles, Apparel & Luxury Goods — 0.4%
2		adidas AG, (Germany)	479
67		Burberry Group plc, (United Kingdom)	1,570
3		Carter’s, Inc.	341
16		Cie Financiere Richemont SA (Registered), (Switzerland)	1,509
9		Columbia Sportswear Co.	573
4		LVMH Moet Hennessy Louis Vuitton SE, (France)	1,103
3		NIKE, Inc., Class B	169
3		PVH Corp.	391

			6,135

		Total Consumer Discretionary	99,890

		Consumer Staples — 3.6%
		Beverages — 1.0%
16		Anheuser-Busch InBev SA/NV, (Belgium)	1,904
–	(h)	Boston Beer Co., Inc. (The), Class A (a)	65
54		Coca-Cola Co. (The)	2,409
12		Coca-Cola HBC AG, (Switzerland) (a)	403
1		Constellation Brands, Inc., Class A	291
6		Dr Pepper Snapple Group, Inc.	566

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Beverages — continued
6		Heineken NV, (Netherlands)	612
31		Kirin Holdings Co. Ltd., (Japan)	724
25		Molson Coors Brewing Co., Class B	2,003
11		Monster Beverage Corp. (a)	588
32		PepsiCo, Inc.	3,616
9		Pernod Ricard SA, (France)	1,178
1		Royal Unibrew A/S, (Denmark)	49
8		Suntory Beverage & Food Ltd., (Japan)	369

			14,777

		Food & Staples Retailing — 0.6%
15		Costco Wholesale Corp.	2,388
9		CVS Health Corp.	748
54		Kroger Co. (The)	1,088
5		Matsumotokiyoshi Holdings Co. Ltd., (Japan)	302
65		Metcash Ltd., (Australia)	130
18		Performance Food Group Co. (a)	515
15		Seven & i Holdings Co. Ltd., (Japan)	587
11		Walgreens Boots Alliance, Inc.	844
19		Wal-Mart Stores, Inc.	1,471
19		Wesfarmers Ltd., (Australia)	623
6		X5 Retail Group NV, (Russia), Reg. S, GDR (a)	280

			8,976

		Food Products — 0.8%
1		Archer-Daniels-Midland Co.	39
8		Associated British Foods plc, (United Kingdom)	346
6		Bunge Ltd.	417
13		Conagra Brands, Inc.	425
4		Ingredion, Inc.	422
–	(h)	JM Smucker Co. (The)	15
–	(h)	Kraft Heinz Co. (The)	37
7		M Dias Branco SA, (Brazil) (a)	108
15		Marine Harvest ASA, (Norway) (a)	298
–	(h)	McCormick & Co., Inc. (Non-Voting)	27
49		Mondelez International, Inc., Class A	1,981
39		Nestle SA (Registered), (Switzerland)	3,299
5		Nichirei Corp., (Japan)	118
13		Nippon Suisan Kaisha Ltd., (Japan)	70
17		Pilgrim’s Pride Corp. (a)	483
9		Post Holdings, Inc. (a)	777
19		Prima Meat Packers Ltd., (Japan)	129
8		Ros Agro plc, (Russia), Reg. S, GDR	102
1		Schouw & Co. AB, (Denmark)	83
6		TreeHouse Foods, Inc. (a)	420
10		Tyson Foods, Inc., Class A	683
831		WH Group Ltd., (Hong Kong), Reg. S	885

			11,164

		Household Products — 0.3%
12		Energizer Holdings, Inc.	553
10		Henkel AG & Co. KGaA (Preference), (Germany)	1,387
2		Kimberly-Clark Corp.	281
14		Procter & Gamble Co. (The)	1,312
1		Reckitt Benckiser Group plc, (United Kingdom)	129
5		Spectrum Brands Holdings, Inc.	532

			4,194

		Personal Products — 0.3%
27		Coty, Inc., Class A	440
17		Grape King Bio Ltd., (Taiwan)	103
9		Nu Skin Enterprises, Inc., Class A	529
62		Unilever NV, (United Kingdom), CVA	3,665

			4,737

		Tobacco — 0.6%
–	(h)	Altria Group, Inc.	23
42		British American Tobacco plc, (United Kingdom)	2,615
41		Japan Tobacco, Inc., (Japan)	1,353
7		KT&G Corp., (South Korea)	618
30		Philip Morris International, Inc.	3,298
6		Swedish Match AB, (Sweden)	199

			8,106

		Total Consumer Staples	51,954

		Energy — 3.0%
		Energy Equipment & Services — 0.3%
10		Baker Hughes a GE Co.	373
4		Core Laboratories NV	347
3		Dril-Quip, Inc. (a)	140
22		Halliburton Co.	1,018
26		Patterson-UTI Energy, Inc.	538
19		Subsea 7 SA, (United Kingdom)	313
36		TechnipFMC plc, (United Kingdom) (a)	1,007

			3,736

		Oil, Gas & Consumable Fuels — 2.7%
3		Anadarko Petroleum Corp.	153
5		Andeavor	547
15		Apache Corp.	687
111		BP plc, (United Kingdom)	714

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
1	Cabot Oil & Gas Corp.	30
17	Chevron Corp.	2,011
502	CNOOC Ltd., (China)	651
21	Concho Resources, Inc. (a)	2,776
15	ConocoPhillips	751
4	Devon Energy Corp.	143
10	Diamondback Energy, Inc. (a)	997
49	EOG Resources, Inc.	4,752
12	EQT Corp.	789
29	Exxon Mobil Corp.	2,402
15	Galp Energia SGPS SA, (Portugal)	272
40	Hindustan Petroleum Corp. Ltd., (India)	262
71	Inpex Corp., (Japan)	752
80	JXTG Holdings, Inc., (Japan)	413
48	Kinder Morgan, Inc.	924
18	Marathon Petroleum Corp.	1,032
25	MOL Hungarian Oil & Gas plc, (Hungary)	281
13	Occidental Petroleum Corp.	811
11	OMV AG, (Austria)	633
23	Parsley Energy, Inc., Class A (a)	602
19	PBF Energy, Inc., Class A	527
10	Phillips 66	942
21	Pioneer Natural Resources Co.	3,076
14	Polski Koncern Naftowy ORLEN SA, (Poland)	476
49	PTT PCL, (Thailand)	595
29	Repsol SA, (Spain)	533
82	Royal Dutch Shell plc, (Netherlands), Class A	2,471
56	Royal Dutch Shell plc, (Netherlands), Class B	1,725
11	RSP Permian, Inc. (a)	365
4	SK Innovation Co. Ltd., (South Korea)	643
4	S-Oil Corp., (South Korea)	399
40	SRC Energy, Inc. (a)	390
1	Star Petroleum Refining PCL, (Thailand)	–	(h)
358	Star Petroleum Refining PCL, (Thailand), NVDR	190
53	Surgutneftegas OJSC, (Russia), ADR	270
5	Tatneft PJSC, (Russia), ADR	233
87	Thai Oil PCL, (Thailand)	241
17	TOTAL SA, (France)	912
16	Tupras Turkiye Petrol Rafinerileri A/S, (Turkey)	547
19	Valero Energy Corp.	1,446
128	Whitehaven Coal Ltd., (Australia) (a)	373

		39,739

	Total Energy	43,475

	Financials — 10.4%
	Banks — 5.7%
22	ABN AMRO Group NV, (Netherlands), Reg. S, CVA	644
140	Akbank TAS, (Turkey)	369
16	Associated Banc-Corp.	377
37	Australia & New Zealand Banking Group Ltd., (Australia)	863
122	Banco Bilbao Vizcaya Argentaria SA, (Spain)	1,086
58	Banco do Brasil SA, (Brazil) (a)	637
66	Banco Santander SA, (Spain)	464
473	Bank Negara Indonesia Persero Tbk. PT, (Indonesia)	260
397	Bank of America Corp.	10,051
334	Bank Rakyat Indonesia Persero Tbk. PT, (Indonesia)	379
92	Bankia SA, (Spain)	446
12	BankUnited, Inc.	439
38	BNP Paribas SA, (France)	3,077
144	BOC Hong Kong Holdings Ltd., (China)	701
1,280	China Construction Bank Corp., (China), Class H	1,069
186	China Merchants Bank Co. Ltd., (China), Class H	657
215	CIMB Group Holdings Bhd., (Malaysia)	322
109	Citigroup, Inc.	7,934
27	Citizens Financial Group, Inc.	1,038
17	Comerica, Inc.	1,283
5	Commerce Bancshares, Inc.	263
13	Commonwealth Bank of Australia, (Australia)	783
16	Credit Agricole SA, (France)	287
776	CTBC Financial Holding Co. Ltd., (Taiwan)	487
18	Danske Bank A/S, (Denmark)	717
150	DBS Group Holdings Ltd., (Singapore)	2,304
17	DNB ASA, (Norway)	350
17	East West Bancorp, Inc.	1,006
16	Erste Group Bank AG, (Austria) (a)	712
22	Fifth Third Bancorp	607
8	First Financial Bancorp	198
11	First Hawaiian, Inc.	347
21	First Horizon National Corp.	411
1	First Interstate BancSystem, Inc., Class A	46
12	First Republic Bank	1,241

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
7	Glacier Bancorp, Inc.	271
1	Great Western Bancorp, Inc.	24
14	Hana Financial Group, Inc., (South Korea)	579
7	Hang Seng Bank Ltd., (Hong Kong)	174
9	HDFC Bank Ltd., (India), ADR	893
171	HSBC Holdings plc, (United Kingdom)	1,690
42	Huntington Bancshares, Inc.	587
4	IBERIABANK Corp.	367
1,297	Industrial & Commercial Bank of China Ltd., (China), Class H	969
26	Industrial Bank of Korea, (South Korea)	327
160	ING Groep NV, (Netherlands)	2,955
58	Intesa Sanpaolo SpA, (Italy)	204
69	Itau Unibanco Holding SA, (Brazil), ADR	939
6	Jyske Bank A/S (Registered), (Denmark)	319
8	KBC Group NV, (Belgium)	714
114	KeyCorp	2,153
82	Kiatnakin Bank PCL, (Thailand)	171
800	Krung Thai Bank PCL, (Thailand)	452
1,546	Lloyds Banking Group plc, (United Kingdom)	1,405
9	M&T Bank Corp.	1,501
148	Malayan Banking Bhd., (Malaysia)	335
215	Mitsubishi UFJ Financial Group, Inc., (Japan)	1,395
9	Nedbank Group Ltd., (South Africa)	131
16	Nordea Bank AB, (Sweden)	214
12	OTP Bank plc, (Hungary)	449
84	Oversea-Chinese Banking Corp. Ltd., (Singapore)	695
14	PNC Financial Services Group, Inc. (The)	1,833
16	Regions Financial Corp.	242
64	Sberbank of Russia PJSC, (Russia), ADR	915
14	Shinhan Financial Group Co. Ltd., (South Korea)	610
51	Skandinaviska Enskilda Banken AB, (Sweden), Class A	679
45	Standard Bank Group Ltd., (South Africa)	525
148	Standard Chartered plc, (United Kingdom) (a)	1,468
61	Sumitomo Mitsui Financial Group, Inc., (Japan)	2,349
47	SunTrust Banks, Inc.	2,799
4	SVB Financial Group (a)	702
30	Svenska Handelsbanken AB, (Sweden), Class A	460
26	Swedbank AB, (Sweden), Class A	720
6	Sydbank A/S, (Denmark)	255
68	Tisco Financial Group PCL, (Thailand)	157
131	Turkiye Halk Bankasi A/S, (Turkey)	444
25	UniCredit SpA, (Italy) (a)	524
18	US Bancorp	986
66	Wells Fargo & Co.	3,655
6	Western Alliance Bancorp (a)	327
8	Westpac Banking Corp., (Australia)	196
4	Wintrust Financial Corp.	331
1	Zions Bancorp	43

		81,988

	Capital Markets — 1.5%
83	3i Group plc, (United Kingdom)	1,010
7	Ameriprise Financial, Inc.	1,104
6	Bank of New York Mellon Corp. (The)	295
2	BlackRock, Inc.	780
70	Charles Schwab Corp. (The)	3,075
9	Credit Suisse Group AG (Registered), (Switzerland) (a)	144
4	Deutsche Bank AG (Registered), (Germany)	68
5	Deutsche Boerse AG, (Germany)	543
6	Eaton Vance Corp.	283
2	Euronext NV, (Netherlands), Reg. S	115
2	FactSet Research Systems, Inc.	338
1	Goldman Sachs Group, Inc. (The)	320
4	Intercontinental Exchange, Inc.	248
15	Invesco Ltd.	512
14	Lazard Ltd., Class A	614
16	Macquarie Group Ltd., (Australia)	1,141
5	Moelis & Co., Class A	215
84	Morgan Stanley	4,056
3	Morningstar, Inc.	288
2	MSCI, Inc.	281
8	Nasdaq, Inc.	627
37	Natixis SA, (France)	294
7	Northern Trust Corp.	598
9	S&P Global, Inc.	1,411
6	Schroders plc, (United Kingdom)	274
3	State Street Corp.	291
14	T. Rowe Price Group, Inc.	1,296
113	UBS Group AG (Registered), (Switzerland) (a)	1,929

		22,150

	Consumer Finance — 0.3%
30	Ally Financial, Inc.	733

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Consumer Finance — continued
4		American Express Co.	326
37		Capital One Financial Corp.	3,134
6		Discover Financial Services	413
3		Navient Corp.	45

			4,651

		Diversified Financial Services — 0.2%
48		AMP Ltd., (Australia)	183
4		Berkshire Hathaway, Inc., Class B (a)	787
6		EXOR NV, (Netherlands)	407
329		Fubon Financial Holding Co. Ltd., (Taiwan)	514
21		Mitsubishi UFJ Lease & Finance Co. Ltd., (Japan)	111
40		ORIX Corp., (Japan)	638
69		Rural Electrification Corp. Ltd., (India)	161
2		Voya Financial, Inc.	70

			2,871

		Insurance — 2.6%
214		AIA Group Ltd., (Hong Kong)	1,583
–	(h)	Alleghany Corp. (a)	231
11		Allianz SE (Registered), (Germany)	2,483
7		Allstate Corp. (The)	643
59		American International Group, Inc.	3,646
3		Arch Capital Group Ltd. (a)	305
20		Arthur J Gallagher & Co.	1,206
13		ASR Nederland NV, (Netherlands)	529
24		Assicurazioni Generali SpA, (Italy)	442
8		Assured Guaranty Ltd.	306
7		Athene Holding Ltd., Class A (a)	371
109		Aviva plc, (United Kingdom)	754
64		AXA SA, (France)	1,936
1		Baloise Holding AG (Registered), (Switzerland)	197
29		Beazley plc, (United Kingdom)	184
–	(h)	Brighthouse Financial, Inc. (a)	22
15		Chubb Ltd.	2,137
15		CNO Financial Group, Inc.	350
2		Everest Re Group Ltd.	478
1		Fairfax Financial Holdings Ltd., (Canada)	358
2		Hannover Rueck SE, (Germany)	266
43		Hartford Financial Services Group, Inc. (The)	2,390
13		Hiscox Ltd., (United Kingdom)	218
6		Hyundai Marine & Fire Insurance Co. Ltd., (South Korea)	247
3		Kinsale Capital Group, Inc.	120
185		Legal & General Group plc, (United Kingdom)	645
4		Lincoln National Corp.	323
33		Loews Corp.	1,599
3		Marsh & McLennan Cos., Inc.	251
53		MetLife, Inc.	2,739
19		MS&AD Insurance Group Holdings, Inc., (Japan)	625
9		NN Group NV, (Netherlands)	382
252		PICC Property & Casualty Co. Ltd., (China), Class H	447
220		Ping An Insurance Group Co. of China Ltd., (China), Class H	1,696
4		ProAssurance Corp.	242
4		Prudential Financial, Inc.	413
117		Prudential plc, (United Kingdom)	2,793
3		RenaissanceRe Holdings Ltd., (Bermuda)	446
–	(h)	RLI Corp.	9
9		Sompo Holdings, Inc., (Japan)	351
1		Swiss Life Holding AG (Registered), (Switzerland) (a)	295
5		Swiss Re AG, (Switzerland)	484
3		Topdanmark A/S, (Denmark) (a)	111
7		Travelers Cos., Inc. (The)	858
11		Unum Group	552
4		XL Group Ltd., (Bermuda)	140
5		Zurich Insurance Group AG, (Switzerland)	1,526

			38,329

		Mortgage Real Estate Investment Trusts (REITs) — 0.0% (g)
7		Chimera Investment Corp.	125
40		Two Harbors Investment Corp.	401

			526

		Thrifts & Mortgage Finance — 0.1%
31		Housing Development Finance Corp. Ltd., (India)	826

		Total Financials	151,341

		Health Care — 6.2%
		Biotechnology — 0.7%
1		AbbVie, Inc.	58
1		Alexion Pharmaceuticals, Inc. (a)	85
4		Amgen, Inc.	802
1		Biogen, Inc. (a)	366
–	(h)	BioMarin Pharmaceutical, Inc. (a)	23
3		Celgene Corp. (a)	476
2		CSL Ltd., (Australia)	252
13		Exact Sciences Corp. (a)	610

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Biotechnology — continued
23		Gilead Sciences, Inc.	1,876
5		Incyte Corp. (a)	558
4		Kite Pharma, Inc. (a)	755
2		Sage Therapeutics, Inc. (a)	155
26		Shire plc	1,300
7		Spark Therapeutics, Inc. (a)	609
15		Vertex Pharmaceuticals, Inc. (a)	2,351

			10,276

		Health Care Equipment & Supplies — 0.7%
7		Abbott Laboratories	364
19		Baxter International, Inc.	1,205
1		Becton Dickinson and Co.	241
125		Boston Scientific Corp. (a)	3,637
–	(h)	Cooper Cos., Inc. (The)	31
2		Danaher Corp.	149
1		Draegerwerk AG & Co. KGaA (Preference), (Germany)	105
5		Essilor International SA, (France)	660
2		ICU Medical, Inc. (a)	321
3		IDEXX Laboratories, Inc. (a)	435
1		Intuitive Surgical, Inc. (a)	733
12		Koninklijke Philips NV, (Netherlands)	475
2		Masimo Corp. (a)	182
6		St Shine Optical Co. Ltd., (Taiwan)	127
6		West Pharmaceutical Services, Inc.	606
2		Zimmer Biomet Holdings, Inc.	191

			9,462

		Health Care Providers & Services — 1.6%
24		Acadia Healthcare Co., Inc. (a)	1,126
6		Aetna, Inc.	970
1		AmerisourceBergen Corp.	52
7		Anthem, Inc.	1,386
5		Centene Corp. (a)	474
12		Cigna Corp.	2,229
1		Express Scripts Holding Co. (a)	70
7		Fresenius Medical Care AG & Co. KGaA, (Germany)	684
9		HCA Healthcare, Inc. (a)	678
5		HealthEquity, Inc. (a)	255
11		HealthSouth Corp.	500
10		Humana, Inc.	2,422
2		McKesson Corp.	261
15		Medipal Holdings Corp., (Japan)	257
3		Quest Diagnostics, Inc.	244
10		Teladoc, Inc. (a)	335
55		UnitedHealth Group, Inc.	10,720
3		WellCare Health Plans, Inc. (a)	531

			23,194

		Health Care Technology — 0.1%
8		Cotiviti Holdings, Inc. (a)	284
28		Evolent Health, Inc., Class A (a)	494
4		Medidata Solutions, Inc. (a)	315
9		Veeva Systems, Inc., Class A (a)	511

			1,604

		Life Sciences Tools & Services — 0.3%
27		Agilent Technologies, Inc.	1,745
5		Illumina, Inc. (a)	984
8		Thermo Fisher Scientific, Inc.	1,601
15		VWR Corp. (a)	482

			4,812

		Pharmaceuticals — 2.8%
12		Allergan plc	2,451
10		AstraZeneca plc, (United Kingdom)	665
17		Bayer AG (Registered), (Germany)	2,268
20		Bristol-Myers Squibb Co.	1,280
13		Catalent, Inc. (a)	522
28		Eli Lilly & Co.	2,408
49		GlaxoSmithKline plc, (United Kingdom)	982
5		Jazz Pharmaceuticals plc (a)	800
16		Johnson & Johnson	2,063
18		Kyowa Hakko Kirin Co. Ltd., (Japan)	314
59		Merck & Co., Inc.	3,756
1		Mylan NV (a)	25
44		Novartis AG (Registered), (Switzerland)	3,779
50		Novo Nordisk A/S, (Denmark), Class B	2,413
8		Otsuka Holdings Co. Ltd., (Japan)	314
223		Pfizer, Inc.	7,951
4		Prestige Brands Holdings, Inc. (a)	189
12		Revance Therapeutics, Inc. (a)	339
16		Roche Holding AG, (Switzerland)	4,128
32		Sanofi, (France)	3,171
5		Shionogi & Co. Ltd., (Japan)	273
188		Sihuan Pharmaceutical Holdings Group Ltd., (China)	69
16		Teva Pharmaceutical Industries Ltd., (Israel), ADR	277
62		TherapeuticsMD, Inc. (a)	329

			40,766

		Total Health Care	90,114

		Industrials — 6.9%
		Aerospace & Defense — 0.9%
10		Airbus SE, (France)	916

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Aerospace & Defense — continued
7		Boeing Co. (The)	1,678
18		General Dynamics Corp.	3,733
5		L3 Technologies, Inc.	1,008
85		Meggitt plc, (United Kingdom)	597
13		Northrop Grumman Corp.	3,614
11		Safran SA, (France)	1,116
9		United Technologies Corp.	1,040

			13,702

		Air Freight & Logistics — 0.1%
15		Deutsche Post AG (Registered), (Germany)	688
–	(h)	FedEx Corp.	51
19		Yamato Holdings Co. Ltd., (Japan)	376

			1,115

		Airlines — 0.7%
41		Aeroflot PJSC, (Russia)	131
82		Air China Ltd., (China), Class H	68
24		Air France-KLM, (France) (a)	386
341		AirAsia Bhd., (Malaysia)	279
1		Alaska Air Group, Inc.	53
8		Copa Holdings SA, (Panama), Class A	1,015
62		Delta Air Lines, Inc.	3,012
14		Deutsche Lufthansa AG (Registered), (Germany)	400
66		International Consolidated Airlines Group SA, (United Kingdom)	525
12		Japan Airlines Co. Ltd., (Japan)	399
139		Qantas Airways Ltd., (Australia)	637
4		Ryanair Holdings plc, (Ireland), ADR (a)	420
21		Southwest Airlines Co.	1,162
18		United Continental Holdings, Inc. (a)	1,102

			9,589

		Building Products — 0.3%
2		Allegion plc	203
7		Asahi Glass Co. Ltd., (Japan)	267
12		Daikin Industries Ltd., (Japan)	1,236
14		Fortune Brands Home & Security, Inc.	963
8		JELD-WEN Holding, Inc. (a)	289
6		Lennox International, Inc.	1,144
3		Masco Corp.	119
6		Nichias Corp., (Japan)	74
16		Polypipe Group plc, (United Kingdom)	89
7		USG Corp. (a)	239

			4,623

		Commercial Services & Supplies — 0.4%
6		Advanced Disposal Services, Inc. (a)	156
12		Brady Corp., Class A	474
19		Copart, Inc. (a)	661
8		Herman Miller, Inc.	274
8		KAR Auction Services, Inc.	395
5		Loomis AB, (Sweden), Class B	208
8		SPIE SA, (France)	207
4		US Ecology, Inc.	219
39		Waste Connections, Inc., (Canada)	2,734

			5,328

		Construction & Engineering — 0.3%
7		ACS Actividades de Construccion y Servicios SA, (Spain)	273
2		HOCHTIEF AG, (Germany)	375
5		Hyundai Engineering & Construction Co. Ltd., (South Korea)	170
70		Kajima Corp., (Japan)	696
6		Monadelphous Group Ltd., (Australia)	80
11		NCC AB, (Sweden), Class B	249
32		Obayashi Corp., (Japan)	378
15		Peab AB, (Sweden)	171
39		Penta-Ocean Construction Co. Ltd., (Japan)	243
30		Shimizu Corp., (Japan)	335
8		Taisei Corp., (Japan)	430
53		Tekfen Holding A/S, (Turkey)	175
5		Vinci SA, (France)	499

			4,074

		Electrical Equipment — 0.8%
31		ABB Ltd. (Registered), (Switzerland)	768
2		Acuity Brands, Inc.	378
38		Eaton Corp. plc	2,916
45		Fuji Electric Co. Ltd., (Japan)	250
6		Generac Holdings, Inc. (a)	274
10		Mabuchi Motor Co. Ltd., (Japan)	491
21		Mitsubishi Electric Corp., (Japan)	325
12		Nidec Corp., (Japan)	1,475
14		Philips Lighting NV, (Netherlands), Reg. S	565
1		Regal Beloit Corp.	55
3		Rockwell Automation, Inc.	553
28		Schneider Electric SE, (France) (a)	2,467
7		Vestas Wind Systems A/S, (Denmark)	638

			11,155

		Industrial Conglomerates — 0.5%
8		Carlisle Cos., Inc.	832
126		CK Hutchison Holdings Ltd., (Hong Kong)	1,608
116		General Electric Co.	2,813

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Industrial Conglomerates — continued
13		Honeywell International, Inc.	1,781
8		Siemens AG (Registered), (Germany)	1,096

			8,130

		Machinery — 1.7%
8		Allison Transmission Holdings, Inc.	318
5		Altra Industrial Motion Corp.	264
24		Atlas Copco AB, (Sweden), Class A	997
6		Cargotec OYJ, (Finland), Class B	358
5		Caterpillar, Inc.	561
3		Cummins, Inc.	538
19		Deere & Co.	2,326
17		DMG Mori Co. Ltd., (Japan)	297
5		Douglas Dynamics, Inc.	214
8		Dover Corp.	723
5		FANUC Corp., (Japan)	994
–	(h)	Fortive Corp.	26
–	(h)	Georg Fischer AG (Registered), (Switzerland)	307
4		Illinois Tool Works, Inc.	599
27		Ingersoll-Rand plc	2,406
5		John Bean Technologies Corp.	485
34		Komatsu Ltd., (Japan)	968
59		Kubota Corp., (Japan)	1,081
3		Lincoln Electric Holdings, Inc.	283
22		Makita Corp., (Japan)	872
4		Middleby Corp. (The) (a)	481
10		Oshkosh Corp.	802
3		PACCAR, Inc.	200
3		Parker-Hannifin Corp.	601
3		Proto Labs, Inc. (a)	225
4		RBC Bearings, Inc. (a)	506
28		Sandvik AB, (Sweden)	483
3		SMC Corp., (Japan)	1,095
1		Snap-on, Inc.	132
20		Stanley Black & Decker, Inc.	3,094
13		Toro Co. (The)	786
7		WABCO Holdings, Inc. (a)	1,014
7		Wartsila OYJ Abp, (Finland)	465

			24,501

		Marine — 0.0% (g)
3		Dfds A/S, (Denmark)	166

		Professional Services — 0.1%
8		Adecco Group AG (Registered), (Switzerland) (a)	614
5		ManpowerGroup, Inc.	554
2		Meitec Corp., (Japan)	95
29		Pagegroup plc, (United Kingdom)	191
30		RELX NV, (United Kingdom)	631

			2,085

		Road & Rail — 0.7%
5		Central Japan Railway Co., (Japan)	860
6		East Japan Railway Co., (Japan)	581
4		Knight-Swift Transportation Holdings, Inc. (a)	166
3		Landstar System, Inc.	327
20		Norfolk Southern Corp.	2,675
8		Old Dominion Freight Line, Inc.	903
38		Union Pacific Corp.	4,402

			9,914

		Trading Companies & Distributors — 0.3%
6		Applied Industrial Technologies, Inc.	371
15		Barloworld Ltd., (South Africa)	134
10		Brenntag AG, (Germany)	563
10		Ferguson plc, (Switzerland)	648
2		HD Supply Holdings, Inc. (a)	59
26		ITOCHU Corp., (Japan)	423
30		Marubeni Corp., (Japan)	202
31		Mitsubishi Corp., (Japan)	724
15		Sumitomo Corp., (Japan)	213
18		Travis Perkins plc, (United Kingdom)	353
3		United Rentals, Inc. (a)	444
2		Watsco, Inc.	343

			4,477

		Transportation Infrastructure — 0.1%
3		Aena SME SA, (Spain), Reg. S	565
13		Atlantia SpA, (Italy)	400
–	(h)	Flughafen Zurich AG (Registered), (Switzerland)	101
152		Shenzhen Expressway Co. Ltd., (China), Class H	148
160		Zhejiang Expressway Co. Ltd., (China), Class H	200

			1,414

		Total Industrials	100,273

		Information Technology — 11.1%
		Communications Equipment — 0.3%
54		Accton Technology Corp., (Taiwan)	174
4		Arista Networks, Inc. (a)	840
55		BYD Electronic International Co. Ltd., (China)	163
33		Cisco Systems, Inc.	1,126

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Communications Equipment — continued
16		CommScope Holding Co., Inc. (a)	541
–	(h)	Harris Corp.	37
91		Nokia OYJ, (Finland)	550
4		Palo Alto Networks, Inc. (a)	536

			3,967

		Electronic Equipment, Instruments & Components — 0.6%
32		AAC Technologies Holdings, Inc., (China)	541
14		Amphenol Corp., Class A	1,225
7		Arrow Electronics, Inc. (a)	579
65		Coretronic Corp., (Taiwan)	76
28		Corning, Inc.	844
46		Elite Material Co. Ltd., (Taiwan)	219
72		FLEXium Interconnect, Inc., (Taiwan)	277
42		General Interface Solution Holding Ltd., (Taiwan)	419
153		Hitachi Ltd., (Japan)	1,079
4		Jenoptik AG, (Germany)	148
2		Keyence Corp., (Japan)	1,223
29		Kingboard Chemical Holdings Ltd., (Hong Kong)	154
97		Kingboard Laminates Holdings Ltd., (Hong Kong)	157
4		Largan Precision Co. Ltd., (Taiwan)	706
39		Merry Electronics Co. Ltd., (Taiwan)	247
3		SFA Engineering Corp., (South Korea)	107
3		TE Connectivity Ltd.	286
460		Tongda Group Holdings Ltd., (Hong Kong)	124
14		Venture Corp. Ltd., (Singapore)	175
61		Zhen Ding Technology Holding Ltd., (Taiwan)	124

			8,710

		Internet Software & Services — 2.3%
7		Alibaba Group Holding Ltd., (China), ADR (a)	1,270
6		Alphabet, Inc., Class A (a)	5,766
11		Alphabet, Inc., Class C (a)	11,011
4		Baidu, Inc., (China), ADR (a)	875
19		Cision Ltd. (a)	243
36		eBay, Inc. (a)	1,392
47		Facebook, Inc., Class A (a)	8,034
20		GoDaddy, Inc., Class A (a)	862
7		GrubHub, Inc. (a)	377
6		Instructure, Inc. (a)	196
3		NetEase, Inc., (China), ADR	660
10		Q2 Holdings, Inc. (a)	418
51		Tencent Holdings Ltd., (China)	2,243
1		VeriSign, Inc. (a)	114

			33,461

		IT Services — 1.7%
29		Accenture plc, Class A	3,888
6		Amadeus IT Group SA, (Spain)	373
4		Atos SE, (France)	660
–	(h)	Automatic Data Processing, Inc.	28
9		Capgemini SE, (France)	1,037
28		Computershare Ltd., (Australia)	316
6		CoreLogic, Inc. (a)	261
7		DXC Technology Co.	569
2		Fidelity National Information Services, Inc.	230
59		Fujitsu Ltd., (Japan)	439
12		Global Payments, Inc.	1,165
28		HCL Technologies Ltd., (India)	379
15		International Business Machines Corp.	2,123
13		Mastercard, Inc., Class A	1,803
6		Otsuka Corp., (Japan)	404
25		PayPal Holdings, Inc. (a)	1,572
1		Sopra Steria Group, (France)	155
2		Square, Inc., Class A (a)	61
52		TravelSky Technology Ltd., (China), Class H	136
19		Vantiv, Inc., Class A (a)	1,327
74		Visa, Inc., Class A	7,755
1		WEX, Inc. (a)	69

			24,750

		Semiconductors & Semiconductor Equipment — 2.2%
34		Analog Devices, Inc.	2,900
49		Applied Materials, Inc.	2,540
9		ASML Holding NV, (Netherlands)	1,620
14		Broadcom Ltd.	3,372
6		Cabot Microelectronics Corp.	506
12		Cavium, Inc. (a)	822
6		Dialog Semiconductor plc, (United Kingdom) (a)	245
33		Infineon Technologies AG, (Germany)	844
3		KLA-Tencor Corp.	318
7		Lam Research Corp.	1,310
3		Maxim Integrated Products, Inc.	148
21		Microchip Technology, Inc.	1,868
17		NVIDIA Corp.	2,979
11		Phison Electronics Corp., (Taiwan)	131
7		QUALCOMM, Inc.	358
30		Renesas Electronics Corp., (Japan) (a)	327
4		SCREEN Holdings Co. Ltd., (Japan)	264

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Semiconductors & Semiconductor Equipment — continued
12		SK Hynix, Inc., (South Korea)	860
77		Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	2,882
4		Teradyne, Inc.	149
71		Texas Instruments, Inc.	6,320
7		Tokyo Electron Ltd., (Japan)	1,108
1		Ulvac, Inc., (Japan)	76
284		Xinyi Solar Holdings Ltd., (China)	101

			32,048

		Software — 2.2%
20		Adobe Systems, Inc. (a)	2,989
6		Aspen Technology, Inc. (a)	366
3		Blackbaud, Inc.	296
5		Check Point Software Technologies Ltd., (Israel) (a)	570
16		Electronic Arts, Inc. (a)	1,853
12		Guidewire Software, Inc. (a)	973
234		IGG, Inc., (Singapore)	315
4		Imperva, Inc. (a)	172
6		Manhattan Associates, Inc. (a)	268
6		Micro Focus International plc, (United Kingdom), ADR (a)	200
184		Microsoft Corp.	13,724
2		MicroStrategy, Inc., Class A (a)	198
1		NCSoft Corp., (South Korea)	498
15		Oracle Corp.	739
17		Playtech plc, (United Kingdom)	210
14		salesforce.com, Inc. (a)	1,280
21		SAP SE, (Germany)	2,351
8		ServiceNow, Inc. (a)	908
22		Snap, Inc., Class A (a)	314
19		Splunk, Inc. (a)	1,242
9		Symantec Corp.	283
4		Tableau Software, Inc., Class A (a)	305
9		Take-Two Interactive Software, Inc. (a)	946
2		Tyler Technologies, Inc. (a)	329
12		VMware, Inc., Class A (a)	1,289
1		Workday, Inc., Class A (a)	62

			32,680

		Technology Hardware, Storage & Peripherals — 1.8%
112		Apple, Inc.	17,308
14		Brother Industries Ltd., (Japan)	319
30		Catcher Technology Co. Ltd., (Taiwan)	281
37		Hewlett Packard Enterprise Co.	538
81		HP, Inc.	1,619
11		Logitech International SA (Registered), (Switzerland)	386
4		Neopost SA, (France)	163
82		Pegatron Corp., (Taiwan)	214
2		Samsung Electronics Co. Ltd., (South Korea)	4,663

			25,491

		Total Information Technology	161,107

		Materials — 2.7%
		Chemicals — 0.9%
6		AdvanSix, Inc. (a)	229
8		Air Liquide SA, (France)	1,012
7		Akzo Nobel NV, (Netherlands)	659
–	(h)	Albemarle Corp.	53
3		Arkema SA, (France)	310
1		BASF SE, (Germany)	129
16		Braskem SA (Preference), (Brazil), Class A	212
1		Celanese Corp., Series A	112
4		Chr Hansen Holding A/S, (Denmark)	308
7		Covestro AG, (Germany), Reg. S	644
10		DowDuPont, Inc.	664
4		Eastman Chemical Co.	337
12		GCP Applied Technologies, Inc. (a)	360
19		Huntsman Corp.	529
3		Hyosung Corp., (South Korea)	374
17		Kuraray Co. Ltd., (Japan)	324
1		Lenzing AG, (Austria)	80
1		LG Chem Ltd., (South Korea)	172
6		Linde AG, (Germany)	1,333
30		Mitsubishi Chemical Holdings Corp., (Japan)	289
12		Mitsui Chemicals, Inc., (Japan)	365
1		Mosaic Co. (The)	20
6		Nitto Denko Corp., (Japan)	509
21		Orica Ltd., (Australia)	325
170		Petkim Petrokimya Holding A/S, (Turkey)	285
7		PQ Group Holdings, Inc. (a)	126
112		PTT Global Chemical PCL, (Thailand), NVDR	259
2		Quaker Chemical Corp.	308
15		Shin-Etsu Chemical Co. Ltd., (Japan)	1,360
–	(h)	Sika AG, (Switzerland)	670
1		Solvay SA, (Belgium)	75
12		Sumitomo Bakelite Co. Ltd., (Japan)	88
48		Sumitomo Chemical Co. Ltd., (Japan)	300

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Chemicals — continued
14		Valvoline, Inc.	325

			13,145

		Construction Materials — 0.4%
69		Anhui Conch Cement Co. Ltd., (China), Class H	275
12		Eagle Materials, Inc.	1,311
2		HeidelbergCement AG, (Germany)	214
24		Ibstock plc, (United Kingdom), Reg. S	72
7		Imerys SA, (France)	607
24		LafargeHolcim Ltd. (Registered), (Switzerland) (a)	1,426
3		Martin Marietta Materials, Inc.	713
6		Taiheiyo Cement Corp., (Japan)	220
7		Vulcan Materials Co.	877

			5,715

		Containers & Packaging — 0.3%
9		AptarGroup, Inc.	769
26		Ball Corp.	1,065
2		Berry Global Group, Inc. (a)	85
7		Crown Holdings, Inc. (a)	413
34		Graphic Packaging Holding Co.	471
27		WestRock Co.	1,557

			4,360

		Metals & Mining — 0.9%
1		Alcoa Corp. (a)	61
301		Alrosa PJSC, (Russia)	431
42		ArcelorMittal, (Luxembourg) (a)	1,085
5		Aurubis AG, (Germany)	419
88		BHP Billiton Ltd., (Australia)	1,788
13		BlueScope Steel Ltd., (Australia)	110
88		Eregli Demir ve Celik Fabrikalari TAS, (Turkey)	190
51		Fortescue Metals Group Ltd., (Australia)	207
14		Freeport-McMoRan, Inc. (a)	198
204		Glencore plc, (Switzerland) (a)	936
117		Hoa Phat Group JSC, (Vietnam) (a)	201
8		KGHM Polska Miedz SA, (Poland)	259
5		Kumba Iron Ore Ltd., (South Africa)	83
14		Magnitogorsk Iron & Steel Works PJSC, (Russia), Reg. S, GDR	132
105		Metalurgica Gerdau SA (Preference), (Brazil) (a)	173
33		MMC Norilsk Nickel PJSC, (Russia), ADR	560
11		Newmont Mining Corp.	431
26		Nippon Light Metal Holdings Co. Ltd., (Japan)	73
10		Nippon Steel & Sumitomo Metal Corp., (Japan)	218
42		Norsk Hydro ASA, (Norway)	306
1		Nucor Corp.	30
40		Outokumpu OYJ, (Finland)	417
2		POSCO, (South Korea)	489
20		Rio Tinto Ltd., (United Kingdom)	1,071
27		Rio Tinto plc, (United Kingdom)	1,260
15		Severstal PJSC, (Russia), Reg. S, GDR	223
225		South32 Ltd., (Australia)	583
2		Steel Dynamics, Inc.	62
138		United Co. RUSAL plc, (Russia)	104
71		Vale SA, (Brazil), ADR (a)	719
64		Vedanta Ltd., (India)	307

			13,126

		Paper & Forest Products — 0.2%
13		Fibria Celulose SA, (Brazil)	171
15		KapStone Paper and Packaging Corp.	320
142		Lee & Man Paper Manufacturing Ltd., (Hong Kong)	183
11		Louisiana-Pacific Corp. (a)	300
22		Mondi plc, (South Africa)	589
137		Nine Dragons Paper Holdings Ltd., (Hong Kong)	271
12		Sappi Ltd., (South Africa)	82
10		UPM-Kymmene OYJ, (Finland)	278

			2,194

		Total Materials	38,540

		Real Estate — 1.3%
		Equity Real Estate Investment Trusts (REITs) — 0.8%
28		American Homes 4 Rent, Class A	605
9		American Tower Corp.	1,162
1		AvalonBay Communities, Inc.	200
1		Boston Properties, Inc.	73
34		Brixmor Property Group, Inc.	639
49		Dexus, (Australia)	362
–	(h)	Digital Realty Trust, Inc.	46
10		EastGroup Properties, Inc.	885
340		Emlak Konut Gayrimenkul Yatirim Ortakligi A/S, (Turkey) (a)	256
–	(h)	Equinix, Inc.	102
4		Equity Commonwealth (a)	134
–	(h)	Equity Residential	28
1		Extra Space Storage, Inc.	109
1		Federal Realty Investment Trust	96

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Equity Real Estate Investment Trusts (REITs) — continued
2		GEO Group, Inc. (The)	56
75		Goodman Group, (Australia)	484
2		HCP, Inc.	68
27		Kimco Realty Corp.	534
6		Mid-America Apartment Communities, Inc.	597
10		National Retail Properties, Inc.	401
1		Omega Healthcare Investors, Inc.	25
35		Outfront Media, Inc.	881
6		Park Hotels & Resorts, Inc.	175
23		Prologis, Inc.	1,491
4		Public Storage	794
26		Rayonier, Inc.	760
1		Regency Centers Corp.	33
16		RLJ Lodging Trust	345
–	(h)	SBA Communications Corp. (a)	27
4		Sunstone Hotel Investors, Inc.	61
1		Vornado Realty Trust	83
11		Weyerhaeuser Co.	388

			11,900

		Real Estate Management & Development — 0.5%
8		Aeon Mall Co. Ltd., (Japan)	135
37		CBRE Group, Inc., Class A (a)	1,390
186		China Overseas Land & Investment Ltd., (China)	607
166		CK Asset Holdings Ltd., (Hong Kong)	1,380
6		Hemfosa Fastigheter AB, (Sweden)	78
6		HFF, Inc., Class A	257
45		Hongkong Land Holdings Ltd., (Hong Kong)	325
47		Mitsui Fudosan Co. Ltd., (Japan)	1,028
8		Realogy Holdings Corp.	270
9		Savills plc, (United Kingdom)	110
10		Sumitomo Realty & Development Co. Ltd., (Japan)	303
19		Tokyo Tatemono Co. Ltd., (Japan)	247
67		Wharf Holdings Ltd. (The), (Hong Kong)	599

			6,729

		Total Real Estate	18,629

		Telecommunication Services — 1.0%
		Diversified Telecommunication Services — 0.6%
84		AT&T, Inc.	3,310
30		Deutsche Telekom AG (Registered), (Germany)	557
26		LG Uplus Corp., (South Korea)	299
21		Nippon Telegraph & Telephone Corp., (Japan)	967
57		Orange SA, (France)	938
9		Proximus SADP, (Belgium)	320
349		Telecom Italia SpA, (Italy) (a)	327
32		Telefonica SA, (Spain)	346
29		Verizon Communications, Inc.	1,415
23		Vivendi SA, (France)	574

			9,053

		Wireless Telecommunication Services — 0.4%
55		KDDI Corp., (Japan)	1,452
37		Mobile TeleSystems PJSC, (Russia), ADR	388
19		NTT DOCOMO, Inc., (Japan)	430
1		SoftBank Group Corp., (Japan)	48
10		T-Mobile US, Inc. (a)	586
698		Vodafone Group plc, (United Kingdom)	1,954

			4,858

		Total Telecommunication Services	13,911

		Utilities — 1.4%
		Electric Utilities — 1.0%
27		American Electric Power Co., Inc.	1,901
7		Duke Energy Corp.	596
19		Edison International	1,453
41		EDP - Energias do Brasil SA, (Brazil) (a)	199
124		Enel SpA, (Italy)	746
9		Eversource Energy	526
4		Exelon Corp.	141
66		Iberdrola SA, (Spain)	516
24		Kansai Electric Power Co., Inc. (The), (Japan)	312
12		Korea Electric Power Corp., (South Korea)	410
15		Kyushu Electric Power Co., Inc., (Japan)	159
26		NextEra Energy, Inc.	3,802
15		PG&E Corp.	1,015
10		Portland General Electric Co.	441
8,306		RusHydro PJSC, (Russia)	123
18		Transmissora Alianca de Energia Eletrica SA, (Brazil)	126
48		Xcel Energy, Inc.	2,283

			14,749

		Gas Utilities — 0.0% (g)
9		Tokyo Gas Co. Ltd., (Japan)	225
9		UGI Corp.	399

			624

		Independent Power and Renewable Electricity Producers — 0.2%
41		AES Corp.	454

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Independent Power and Renewable Electricity Producers — continued
413	China Power International Development Ltd., (China)	136
5	Electric Power Development Co. Ltd., (Japan)	131
276	Huadian Power International Corp. Ltd., (China), Class H	112
244	Huaneng Power International, Inc., (China), Class H	151
16	NRG Energy, Inc.	407
26	Uniper SE, (Germany)	711

		2,102

	Multi-Utilities — 0.2%
30	AGL Energy Ltd., (Australia)	552
18	CenterPoint Energy, Inc.	529
177	Centrica plc, (United Kingdom)	443
18	CMS Energy Corp.	837
14	Innogy SE, (Germany), Reg. S	638
3	NiSource, Inc.	82
1	NorthWestern Corp.	33
2	Sempra Energy	262

		3,376

	Water Utilities — 0.0% (g)
6	Cia de Saneamento de Minas Gerais-COPASA, (Brazil) (a)	82
18	Cia de Saneamento do Parana (Preference), (Brazil)	60

		142

	Total Utilities	20,993

	Total Common Stocks (Cost $594,722)	790,227

PRINCIPAL AMOUNT($)
Asset-Backed Securities — 2.9%
	ACE Securities Corp. Home Equity Loan Trust,
187	Series 2004-HE3, Class M3, 2.32%, 11/25/2034 (z) (bb)	189
550	Series 2004-OP1, Class M3, 3.11%, 04/25/2034 (z)	511
250	Series 2005-HE6, Class M1, 1.71%, 10/25/2035 (z) (bb)	247
	Air Canada Pass-Through Trust, (Canada),
29	Series 2013-1, Class A, 4.13%, 05/15/2025 (e)	31
78	Series 2015-1, Class A, 3.60%, 03/15/2027 (e)	79
	Ally Auto Receivables Trust,
65	Series 2015-1, Class A3, 1.39%, 09/16/2019	65
266	Series 2017-2, Class A3, 1.78%, 08/16/2021	266
201	Series 2017-3, Class A3, 1.74%, 09/15/2021	200
	American Airlines Pass-Through Trust,
12	Series 2011-1, Class A, 5.25%, 01/31/2021	12
146	Series 2013-2, Class A, 4.95%, 01/15/2023	156
180	Series 2016-3, Class AA, 3.00%, 10/15/2028	179
50	Series 2017-1, Class AA, 3.65%, 02/15/2029	51
125	Series 2017-2, Class AA, 3.35%, 10/15/2029	127
109	American Credit Acceptance Receivables Trust, Series 2017-3, Class A, 1.82%, 03/10/2020 (e)	109
240	American Express Credit Account Master Trust, Series 2017-1, Class A, 1.93%, 09/15/2022	240
67	AmeriCredit Automobile Receivables, Series 2015-4, Class A3, 1.70%, 07/08/2020	67
	AmeriCredit Automobile Receivables Trust,
59	Series 2017-1, Class A3, 1.87%, 08/18/2021	59
72	Series 2017-2, Class A3, 1.98%, 12/20/2021	72
91	Series 2017-3, Class A3, 1.90%, 03/18/2022	91
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
347	Series 2002-2, Class M3, 3.89%, 08/25/2032 (z) (bb)	343
418	Series 2003-9, Class M2, 4.09%, 09/25/2033 (z) (bb)	403
372	Series 2003-10, Class M1, 2.29%, 12/25/2033 (z) (bb)	368
351	Series 2003-10, Class M2, 3.79%, 12/25/2033 (z) (bb)	343
338	Series 2004-R1, Class M1, 2.03%, 02/25/2034 (z) (bb)	340
41	Series 2004-R1, Class M6, 3.31%, 02/25/2034 (z) (bb)	41
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
547	Series 2004-W1, Class M3, 3.41%, 03/25/2034 (z) (bb)	541

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
105	Series 2004-W3, Class A3, 2.06%, 02/25/2034 (z) (bb)	100
118	Series 2004-W3, Class M3, 3.76%, 02/25/2034 (z) (bb)	111
678	Series 2004-W6, Class M4, 4.09%, 05/25/2034 (z) (bb)	679
332	Series 2004-W7, Class M9, 4.00%, 05/25/2034 (e) (z) (bb)	280
73	Ascentium Equipment Receivables Trust, Series 2017-1A, Class A3, 2.29%, 06/10/2021 (e)	73
535	Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2004-HE1, Class M1, 2.28%, 01/15/2034 (z) (bb)	533
90	AXIS Equipment Finance Receivables IV LLC, Series 2016-1A, Class A, 2.21%, 11/20/2021 (e)	90
300	BA Credit Card Trust, Series 2015-A2, Class A, 1.36%, 09/15/2020	300
380	Bear Stearns Asset-Backed Securities Trust, Series 2004-2, Class M1, 2.44%, 08/25/2034 (z) (bb)	367
	BMW Vehicle Lease Trust,
43	Series 2015-2, Class A3, 1.40%, 09/20/2018	43
185	Series 2017-1, Class A3, 1.98%, 05/20/2020	186
62	Cabela’s Credit Card Master Note Trust, Series 2015-2, Class A1, 2.25%, 07/17/2023	62
109	Capital Auto Receivables Asset Trust, Series 2015-2, Class A3, 1.73%, 09/20/2019	109
	CarMax Auto Owner Trust,
8	Series 2014-2, Class A3, 0.98%, 01/15/2019	8
69	Series 2015-2, Class A3, 1.37%, 03/16/2020	69
249	Series 2017-1, Class A3, 1.98%, 11/15/2021	250
124	Series 2017-3, Class A3, 1.97%, 04/15/2022	124
	CDC Mortgage Capital Trust,
324	Series 2003-HE1, Class M1, 2.59%, 08/25/2033 (z)	323
5	Series 2003-HE3, Class M2, 3.86%, 11/25/2033 (z) (bb)	5
423	Chase Funding Loan Acquisition Trust, Series 2004-OPT1, Class M2, 2.74%, 06/25/2034 (z)	420
235	CHEC Loan Trust, Series 2004-2, Class M3, 2.49%, 04/25/2034 (z) (bb)	216
	Citibank Credit Card Issuance Trust,
200	Series 2014-A8, Class A8, 1.73%, 04/09/2020	200
250	Series 2016-A1, Class A1, 1.75%, 11/19/2021	250
	CNH Equipment Trust,
240	Series 2017-A, Class A3, 2.07%, 05/16/2022	240
113	Series 2017-B, Class A3, 1.86%, 09/15/2022	113
74	Continental Airlines Pass-Through Trust, Series 2007-1, Class A, 5.98%, 04/19/2022	81
	Countrywide Asset-Backed Certificates,
47	Series 2003-BC4, Class M2, 2.59%, 06/25/2033 (z) (bb)	46
117	Series 2003-BC6, Class M2, 2.96%, 10/25/2033 (z) (bb)	115
45	Series 2004-BC1, Class M3, 3.34%, 10/25/2033 (z) (bb)	40
405	Series 2004-SD2, Class M1, 1.86%, 06/25/2033 (e) (z) (bb)	402
750	Series 2005-12, Class M2, 1.73%, 02/25/2036 (z) (bb)	748
	CPS Auto Receivables Trust,
56	Series 2015-B, Class A, 1.65%, 11/15/2019 (e)	56
31	Series 2016-B, Class A, 2.07%, 11/15/2019 (e)	31
26	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class AF, SUB, 5.51%, 08/25/2032 (bb)	27
	Credit-Based Asset Servicing & Securitization LLC,
226	Series 2003-CB5, Class M2, 3.71%, 11/25/2033 (z) (bb)	217
700	Series 2004-CB4, Class A5, SUB, 6.78%, 05/25/2035	696
275	Series 2004-CB6, Class M3, 3.34%, 07/25/2035 (z) (bb)	268
44	CVS Pass-Through Trust, 6.94%, 01/10/2030	52
	CWABS, Inc. Asset-Backed Certificates,
248	Series 2003-5, Class MF2, 5.26%, 11/25/2033 (z) (bb)	247
307	Series 2003-BC1, Class A1, 2.04%, 03/25/2033 (z)	303
	CWABS, Inc. Asset-Backed Certificates Trust,
395	Series 2004-5, Class M3, 2.96%, 07/25/2034 (z) (bb)	393

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
323	Series 2004-6, Class M2, 2.21%, 10/25/2034 (z) (bb)	320
100	Dell Equipment Finance Trust, Series 2017-1, Class A3, 2.14%, 04/22/2022 (e)	100
	Delta Air Lines Pass-Through Trust,
73	Series 2007-1, Class A, 6.82%, 08/10/2022	84
8	Series 2010-2, Class A, 4.95%, 05/23/2019	8
8	Series 2011-1, Class A, 5.30%, 04/15/2019	9
250	Discover Card Execution Note Trust, Series 2015-A3, Class A, 1.45%, 03/15/2021	250
33	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20%, 05/15/2020 (e)	33
	DT Auto Owner Trust,
152	Series 2017-2A, Class B, 2.44%, 02/15/2021 (e)	152
61	Series 2017-3A, Class B, 2.40%, 05/17/2021 (e)	61
60	Duke Energy Carolinas LLC, 3.88%, 03/15/2046	62
1,014	Equity One Mortgage Pass-Through Trust, Series 2003-1, Class M1, 4.86%, 08/25/2033 (z) (bb)	1,015
10	Exeter Automobile Receivables Trust, Series 2015-3A, Class A, 2.00%, 03/16/2020 (e)	10
108	Fifth Third Auto Trust, Series 2015-1, Class A3, 1.42%, 03/16/2020	108
214	First Franklin Mortgage Loan Trust, Series 2006-FF8, Class IIA3, 1.39%, 07/25/2036 (z) (bb)	212
107	First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 07/15/2022 (e)	107
	Flagship Credit Auto Trust,
17	Series 2015-1, Class A, 1.63%, 06/15/2020 (e)	17
37	Series 2016-2, Class A1, 2.28%, 05/15/2020 (e)	37
80	Series 2017-2, Class B, 2.57%, 04/15/2023 (e)	80
122	Series 2017-3, Class A, 1.88%, 10/15/2021 (e)	122
213	Ford Credit Auto Lease Trust, Series 2017-A, Class A3, 1.88%, 04/15/2020	213
	Ford Credit Auto Owner Trust,
29	Series 2015-A, Class A3, 1.28%, 09/15/2019	29
73	Series 2015-B, Class A3, 1.16%, 11/15/2019	73
124	Series 2015-C, Class A3, 1.41%, 02/15/2020	124
151	Series 2017-A, Class A3, 1.67%, 06/15/2021	151
	Fremont Home Loan Trust,
58	Series 2003-B, Class M2, 3.67%, 12/25/2033 (z) (bb)	57
1,057	Series 2004-A, Class M1, 2.06%, 01/25/2034 (z) (bb)	1,043
	GLS Auto Receivables Trust,
27	Series 2015-1A, Class A, 2.25%, 12/15/2020 (e)	27
304	Series 2016-1A, Class A, 2.73%, 10/15/2020 (e)	304
	GM Financial Automobile Leasing Trust,
28	Series 2015-1, Class A3, 1.53%, 09/20/2018	28
54	Series 2015-3, Class A3, 1.69%, 03/20/2019	54
178	Series 2017-1, Class A3, 2.06%, 05/20/2020	178
40	Series 2017-3, Class A3, 2.01%, 11/20/2020	40
126	GM Financial Consumer Automobile Trust, Series 2017-1A, Class A3, 1.78%, 10/18/2021 (e)	126
527	GSAMP Trust, Series 2004-NC2, Class B2, 4.61%, 10/25/2034 (z) (e) (bb)	424
77	Harley-Davidson Motorcycle Trust, Series 2015-2, Class A3, 1.30%, 03/16/2020	77
	Home Equity Asset Trust,
374	Series 2002-1, Class M2, 3.14%, 11/25/2032 (z) (bb)	332
466	Series 2004-3, Class M1, 2.09%, 08/25/2034 (z) (bb)	462
91	Series 2004-6, Class M2, 2.14%, 12/25/2034 (z) (bb)	89
15	Series 2005-7, Class 2A4, 1.62%, 01/25/2036 (z) (bb)	15
257	Series 2007-2, Class 2A2, 1.42%, 07/25/2037 (z) (bb)	256
268	Home Equity Mortgage Loan Asset-Backed Trust, Series 2004-B, Class M3, 2.44%, 11/25/2034 (z) (bb)	266
	Honda Auto Receivables Owner Trust,
196	Series 2016-3, Class A3, 1.16%, 05/18/2020	195
60	Series 2017-3, Class A3, 1.79%, 09/20/2021	60
	Hyundai Auto Receivables Trust,
99	Series 2015-C, Class A3, 1.46%, 02/18/2020	99

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
169		Series 2017-A, Class A3, 1.76%, 08/16/2021	169
200		Series 2017-B, Class A3, 1.77%, 01/18/2022	200
		John Deere Owner Trust,
72		Series 2015-B, Class A3, 1.44%, 10/15/2019	72
71		Series 2017-B, Class A3, 1.82%, 10/15/2021	71
		Long Beach Mortgage Loan Trust,
471		Series 2001-2, Class M1, 2.08%, 07/25/2031 (z) (bb)	467
108		Series 2003-4, Class M2, 3.86%, 08/25/2033 (z) (bb)	110
70		Mastr Asset-Backed Securities Trust, Series 2004-OPT1, Class M2, 2.89%, 02/25/2034 (z) (bb)	67
		Merrill Lynch Mortgage Investors Trust,
620		Series 2002-NC1, Class M1, 2.29%, 05/25/2033 (z) (bb)	603
87		Series 2003-OPT1, Class M1, 2.21%, 07/25/2034 (z) (bb)	86
633		Series 2004-HE1, Class M2, 3.49%, 04/25/2035 (z) (bb)	629
385		Series 2005-FM1, Class M1, 1.72%, 05/25/2036 (z)	376
568		Series 2005-NC1, Class M2, 2.32%, 10/25/2035 (z) (bb)	558
		Morgan Stanley ABS Capital I, Inc. Trust,
201		Series 2004-NC2, Class M2, 3.04%, 12/25/2033 (z) (bb)	188
364		Series 2005-HE1, Class M3, 2.02%, 12/25/2034 (z) (bb)	336
211		Series 2005-HE1, Class M4, 2.32%, 12/25/2034 (z) (bb)	198
		Morgan Stanley Dean Witter Capital I, Inc. Trust,
345		Series 2002-AM3, Class A3, 2.22%, 02/25/2033 (z) (bb)	338
203		Series 2002-AM3, Class M1, 2.66%, 02/25/2033 (z) (bb)	203
		New Century Home Equity Loan Trust,
283		Series 2003-5, Class M1, SUB, 5.13%, 11/25/2033	283
481		Series 2003-6, Class M1, 2.32%, 01/25/2034 (z) (bb)	492
659		Series 2004-4, Class M1, 2.00%, 02/25/2035 (z) (bb)	653
250		Series 2005-1, Class M1, 1.91%, 03/25/2035 (z) (bb)	250
141		NextGear Floorplan Master Owner Trust, Series 2017-1A, Class A2, 2.54%, 04/18/2022 (e)	141
126		Nissan Auto Lease Trust, Series 2017-A, Class A3, 1.91%, 04/15/2020	126
55		Nissan Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.37%, 05/15/2020	55
33		Northwest Airlines Pass-Through Trust, Series 2007-1, Class A, 7.03%, 11/01/2019	37
		NovaStar Mortgage Funding Trust,
383		Series 2003-2, Class M2, 4.01%, 09/25/2033 (z) (bb)	380
211		Series 2003-3, Class M1, 2.36%, 12/25/2033 (z) (bb)	199
145		OneMain Financial Issuance Trust, Series 2015-2A, Class A, 2.57%, 07/18/2025 (e)	145
		Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
684		Series 2003-4, Class M1, 2.26%, 07/25/2033 (z) (bb)	632
402		Series 2003-5, Class A3, 2.14%, 08/25/2033 (z) (bb)	390
845		Option One Mortgage Loan Trust, Series 2004-2, Class M2, 2.81%, 05/25/2034 (z) (bb)	745
500		Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 2.48%, 01/25/2036 (z) (bb)	510
		Prosper Marketplace Issuance Trust,
81		Series 2017-1A, Class A, 2.56%, 06/15/2023 (e)	81
100		Series 2017-2A, Class A, 2.41%, 09/15/2023 (e)	100
250		Purchasing Power Funding LLC, Series 2015-A, Class A2, 4.75%, 12/15/2019 (e)	251
		RAMP Trust,
19		Series 2004-RS4, Class AI6, 5.07%, 04/25/2034 (z) (bb)	19
500		Series 2005-RS6, Class M4, 2.21%, 06/25/2035 (z) (bb)	500
		RASC Trust,
–	(h)	Series 2001-KS3, Class AII, 1.70%, 09/25/2031 (z) (bb)	–	(h)
701		Series 2005-EMX1, Class M1, 1.88%, 03/25/2035 (z) (bb)	703
		Renaissance Home Equity Loan Trust,
570		Series 2003-2, Class A, 2.12%, 08/25/2033 (z)	556
1,584		Series 2003-2, Class M1, 2.47%, 08/25/2033 (z) (bb)	1,583

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — continued
200	Santander Drive Auto Receivables Trust, Series 2017-2, Class A3, 1.87%, 12/15/2020	200
	Saxon Asset Securities Trust,
93	Series 2000-2, Class MF2, 8.05%, 07/25/2030 (z) (bb)	79
10	Series 2003-1, Class AF6, SUB, 4.79%, 06/25/2033 (bb)	10
250	Series 2003-2, Class M2, 3.86%, 06/25/2033 (z) (bb)	236
526	Series 2003-3, Class M1, 2.21%, 12/25/2033 (z) (bb)	507
577	Series 2004-2, Class MV2, 3.04%, 08/25/2035 (z) (bb)	578
58	SoFi Consumer Loan Program LLC, Series 2016-2, Class A, 3.09%, 10/27/2025 (e)	59
80	Sofi Professional Loan Program LLC, Series 2017-B, Class A1FX, 1.83%, 05/25/2040 (e)	80
388	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, 2.14%, 11/25/2034 (z) (bb)	372
554	Stanwich Mortgage Loan Co. LLC, Series 2017-NPA1, Class A1, SUB, 3.60%, 03/16/2022 (e) (bb)	554
	Structured Asset Investment Loan Trust,
116	Series 2003-BC3, Class M1, 2.66%, 04/25/2033 (z) (bb)	115
390	Series 2003-BC11, Class M1, 2.21%, 10/25/2033 (z) (bb)	389
219	Series 2004-6, Class M2, 3.19%, 07/25/2034 (z) (bb)	217
61	Series 2004-7, Class M1, 2.29%, 08/25/2034 (z) (bb)	57
317	Series 2004-7, Class M2, 2.36%, 08/25/2034 (z) (bb)	300
303	Series 2004-8, Class M2, 2.17%, 09/25/2034 (z) (bb)	303
141	Structured Asset Securities Corp. Trust, Series 2005-SC1, Class 1A1, 1.51%, 05/25/2031 (z) (e) (bb)	102
54	Toyota Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.73%, 02/16/2021	54
	United Airlines Pass-Through Trust,
125	Series 2016-1, Class A, 3.45%, 07/07/2028	127
25	Series 2016-1, Class AA, 3.10%, 07/07/2028	25
52	US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 11/15/2025	55
106	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	107
86	VOLT LIX LLC, Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	86
1,002	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	1,009
156	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e) (bb)	157
77	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	78
89	VOLT LXI LLC, Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	89
68	VOLT XL LLC, Series 2015-NP14, Class A1, SUB, 4.38%, 11/27/2045 (e) (bb)	68
24	VOLT XXII LLC, Series 2015-NPL4, Class A1, SUB, 3.50%, 02/25/2055 (e) (bb)	24
166	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	166
194	Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2004-2, Class M8A, 5.74%, 10/25/2034 (z) (e) (bb)	193
92	Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80%, 07/15/2020 (e)	92
224	World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 03/15/2024	224
	World Omni Auto Receivables Trust,
24	Series 2015-A, Class A3, 1.34%, 05/15/2020	23
86	Series 2015-B, Class A3, 1.49%, 12/15/2020	86
104	Series 2017-B, Class A3, 1.95%, 02/15/2023	104
	World Omni Automobile Lease Securitization Trust,
88	Series 2015-A, Class A3, 1.54%, 10/15/2018	88
175	Series 2017-A, Class A3, 2.13%, 04/15/2020	176

	Total Asset-Backed Securities (Cost $40,290)	42,203

Collateralized Mortgage Obligations — 4.2%
	Alternative Loan Trust,
387	Series 2004-27CB, Class A1, 6.00%, 12/25/2034	390
23	Series 2005-3CB, Class 1A4, 5.25%, 03/25/2035	23
102	Series 2005-20CB, Class 4A1, 5.25%, 07/25/2020	100
482	Series 2005-21CB, Class A17, 6.00%, 06/25/2035	484

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
		Banc of America Alternative Loan Trust,
69		Series 2004-6, Class 4A1, 5.00%, 07/25/2019	69
131		Series 2006-5, Class 3A1, 6.00%, 06/25/2046	131
		Bear Stearns ALT-A Trust,
45		Series 2004-6, Class 1A, 1.87%, 07/25/2034 (z)	44
437		Series 2005-4, Class 23A2, 3.56%, 05/25/2035 (z)	442
147		Series 2005-7, Class 12A3, 1.92%, 08/25/2035 (z)	145
		CHL Mortgage Pass-Through Trust,
636		Series 2005-HYB3, Class 2A1A, 3.38%, 06/20/2035 (z)	640
107		Series 2006-21, Class A14, 6.00%, 02/25/2037	96
269		Citigroup Mortgage Loan Trust, Series 2005-11, Class A2A, 3.63%, 10/25/2035 (z)	271
		Citigroup Mortgage Loan Trust, Inc.,
11		Series 2003-1, Class 3A4, 5.25%, 09/25/2033	11
317		Series 2005-4, Class A, 3.55%, 08/25/2035 (z)	315
24		CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-27, Class 5A4, 5.25%, 11/25/2033	24
323		CVS Pass-Through Trust, 8.35%, 07/10/2031 (e)	419
100		FHLMC - GNMA, Series 31, Class Z, 8.00%, 04/25/2024	110
		FHLMC REMIC,
2		Series 1087, Class I, 8.50%, 06/15/2021	2
1		Series 1136, Class H, 6.00%, 09/15/2021	1
38		Series 1617, Class PM, 6.50%, 11/15/2023	42
35		Series 1710, Class GH, 8.00%, 04/15/2024	39
24		Series 1732, Class K, 6.50%, 05/15/2024	26
36		Series 1843, Class Z, 7.00%, 04/15/2026	40
40		Series 2033, Class K, 6.05%, 08/15/2023	43
91		Series 2378, Class BD, 5.50%, 11/15/2031	100
66		Series 2455, Class GK, 6.50%, 05/15/2032	75
20		Series 2457, Class PE, 6.50%, 06/15/2032	23
53		Series 2473, Class JZ, 6.50%, 07/15/2032	60
–	(h)	Series 2508, Class AQ, 5.50%, 10/15/2017	–	(h)
1		Series 2527, Class BP, 5.00%, 11/15/2017	1
1		Series 2531, Class HN, 5.00%, 12/15/2017	1
1		Series 2538, Class CB, 5.00%, 12/15/2017	1
6		Series 2564, Class NK, 5.00%, 02/15/2018	6
81		Series 2575, Class PE, 5.50%, 02/15/2033	91
216		Series 2586, Class WG, 4.00%, 03/15/2033	227
6		Series 2594, Class OL, 5.00%, 04/15/2018	6
23		Series 2595, Class HO, 4.50%, 03/15/2023	23
9		Series 2627, Class KM, 4.50%, 06/15/2018	9
12		Series 2636, Class Z, 4.50%, 06/15/2018	12
8		Series 2651, Class VZ, 4.50%, 07/15/2018	8
78		Series 2673, Class PE, 5.50%, 09/15/2033	87
76		Series 2685, Class DT, 5.00%, 10/15/2023	80
27		Series 2686, Class GC, 5.00%, 10/15/2023	28
37		Series 2699, Class TC, 4.00%, 11/15/2018	37
34		Series 2715, Class NG, 4.50%, 12/15/2018	34
41		Series 2756, Class NA, 5.00%, 02/15/2024	44
13		Series 2764, Class OE, 4.50%, 03/15/2019	14
200		Series 2764, Class UG, 5.00%, 03/15/2034	221
28		Series 2773, Class CD, 4.50%, 04/15/2024	30
1		Series 2780, Class JA, 4.50%, 04/15/2019	1
18		Series 2783, Class AT, 4.00%, 04/15/2019	18
457		Series 2802, Class CD, 5.25%, 05/15/2034	491
6		Series 2809, Class UC, 4.00%, 06/15/2019	6
47		Series 2864, Class NB, 5.50%, 07/15/2033	47
31		Series 2877, Class AD, 4.00%, 10/15/2019	31
117		Series 2901, Class KB, 5.00%, 12/15/2034	127

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
26	Series 2910, Class BE, 4.50%, 12/15/2019	26
531	Series 2912, Class EH, 5.50%, 01/15/2035	584
12	Series 2922, Class GA, 5.50%, 05/15/2034	12
104	Series 2935, Class HJ, 5.00%, 02/15/2035	114
175	Series 2950, Class KZ, 4.50%, 03/15/2020	178
285	Series 2960, Class JH, 5.50%, 04/15/2035	317
64	Series 2988, Class TY, 5.50%, 06/15/2025	70
41	Series 2989, Class TG, 5.00%, 06/15/2025	44
475	Series 3017, Class ML, 5.00%, 08/15/2035	522
22	Series 3077, Class TO, PO, 04/15/2035	20
102	Series 3102, Class CE, 5.50%, 01/15/2026	108
30	Series 3121, Class JD, 5.50%, 03/15/2026	33
25	Series 3151, Class UC, 5.50%, 08/15/2035	26
10	Series 3200, Class PO, PO, 08/15/2036	9
21	Series 3212, Class BK, 5.50%, 09/15/2036	23
70	Series 3213, Class PE, 6.00%, 09/15/2036	80
34	Series 3279, Class PE, 5.50%, 02/15/2037	38
19	Series 3349, Class DP, 6.00%, 09/15/2036	19
142	Series 3405, Class PE, 5.00%, 01/15/2038	157
91	Series 3413, Class B, 5.50%, 04/15/2037	98
100	Series 3523, Class EX, 5.00%, 04/15/2039	108
130	Series 3532, Class EB, 4.00%, 05/15/2024	136
100	Series 3534, Class MB, 4.00%, 05/15/2024	105
225	Series 3553, Class PG, 5.50%, 07/15/2039	245
187	Series 3564, Class NB, 5.00%, 08/15/2039	209
57	Series 3622, Class WA, 5.50%, 09/15/2039	63
560	Series 3626, Class ME, 5.00%, 01/15/2040	635
38	Series 3647, Class GA, 5.00%, 11/15/2028	38
79	Series 3653, Class HJ, 5.00%, 04/15/2040	86
167	Series 3662, Class PJ, 5.00%, 04/15/2040	182
166	Series 3662, Class QB, 5.00%, 03/15/2038	179
200	Series 3677, Class KB, 4.50%, 05/15/2040	215
50	Series 3680, Class LC, 4.50%, 06/15/2040	50
58	Series 3688, Class GT, 7.29%, 11/15/2046 (z)	67
193	Series 3710, Class GB, 4.00%, 08/15/2025	202
18	Series 3747, Class HI, IO, 4.50%, 07/15/2037	–	(h)
1,384	Series 3747, Class HX, 4.50%, 11/15/2039	1,497
146	Series 3748, Class D, 4.00%, 11/15/2039	153
114	Series 3755, Class MU, 4.00%, 11/15/2030	118
186	Series 3768, Class MB, 4.00%, 12/15/2039	195
150	Series 3795, Class PD, 4.50%, 01/15/2040	163
391	Series 3816, Class HA, 3.50%, 11/15/2025	410
254	Series 3827, Class BM, 5.50%, 08/15/2039	269
34	Series 3842, Class PH, 4.00%, 04/15/2041	36
400	Series 3845, Class QY, 4.00%, 04/15/2026	429
88	Series 3852, Class TP, IF, 5.50%, 05/15/2041 (z)	97
213	Series 3859, Class JB, 5.00%, 05/15/2041	234
178	Series 3873, Class MJ, 4.00%, 06/15/2041	187
1,201	Series 3893, Class PU, 4.00%, 07/15/2041	1,285
329	Series 3898, Class KH, 3.50%, 06/15/2026	344
24	Series 3902, Class MA, 4.50%, 07/15/2039	24
362	Series 3910, Class CT, 4.00%, 12/15/2039	379
1,000	Series 3951, Class ME, 4.00%, 11/15/2041	1,074
269	Series 3959, Class PB, 3.00%, 11/15/2026	275
175	Series 3962, Class KD, 3.00%, 10/15/2026	178
800	Series 3963, Class JB, 4.50%, 11/15/2041	883
800	Series 3989, Class JW, 3.50%, 01/15/2042	828

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)		SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
141		Series 4026, Class HB, 3.50%, 04/15/2042	144
300		Series 4026, Class MQ, 4.00%, 04/15/2042	320
320		Series 4068, Class PE, 3.00%, 06/15/2042	315
71		Series 4119, Class KE, 1.75%, 10/15/2032	69
81		Series 4180, Class ME, 2.50%, 10/15/2042	81
1,000		Series 4185, Class PB, 3.00%, 03/15/2043	976
231		Series 4203, Class BN, 3.00%, 04/15/2033	234
401		Series 4217, Class F, 1.58%, 06/15/2043 (z)	401
199		Series 4219, Class JA, 3.50%, 08/15/2039	207
550		Series 4238, Class UY, 3.00%, 08/15/2033	549
192		Series 4243, Class AE, 4.00%, 08/15/2043	206
350		Series 4384, Class LB, 3.50%, 08/15/2043	356
298		FHLMC STRIPS, Series 284, Class 300, 3.00%, 10/15/2042	298
93		FHLMC Structured Pass-Through Securities Certificates, Series T-54, Class 2A, 6.50%, 02/25/2043	109
		FNMA REMIC,
2		Series 1990-7, Class B, 8.50%, 01/25/2020	2
–	(h)	Series 1990-35, Class E, 9.50%, 04/25/2020	–	(h)
1		Series 1990-76, Class G, 7.00%, 07/25/2020	2
7		Series 1990-106, Class J, 8.50%, 09/25/2020	8
1		Series 1991-73, Class A, 8.00%, 07/25/2021	1
21		Series 1992-112, Class GB, 7.00%, 07/25/2022	23
9		Series 1992-195, Class C, 7.50%, 10/25/2022	9
39		Series 1998-37, Class VZ, 6.00%, 06/17/2028	41
70		Series 1998-66, Class B, 6.50%, 12/25/2028	74
73		Series 2002-55, Class PG, 5.50%, 09/25/2032	81
–	(h)	Series 2002-63, Class KC, 5.00%, 10/25/2017	–	(h)
–	(h)	Series 2002-63, Class LB, 5.50%, 10/25/2017	–	(h)
76		Series 2002-82, Class PE, 6.00%, 12/25/2032	86
16		Series 2003-21, Class OU, 5.50%, 03/25/2033	18
246		Series 2003-29, Class BY, 5.50%, 04/25/2033	274
224		Series 2003-48, Class GH, 5.50%, 06/25/2033	251
19		Series 2003-58, Class AD, 3.25%, 07/25/2033	19
9		Series 2003-63, Class PE, 3.50%, 07/25/2033	9
114		Series 2003-67, Class KE, 5.00%, 07/25/2033	125
54		Series 2003-78, Class B, 5.00%, 08/25/2023	58
20		Series 2003-81, Class LC, 4.50%, 09/25/2018	20
28		Series 2003-83, Class PG, 5.00%, 06/25/2023	28
24		Series 2003-110, Class WA, 4.00%, 08/25/2033	24
53		Series 2004-36, Class PC, 5.50%, 02/25/2034	54
100		Series 2004-92, Class TB, 5.50%, 12/25/2034	114
63		Series 2005-5, Class CK, 5.00%, 01/25/2035	69
24		Series 2005-18, Class EG, 5.00%, 03/25/2025	25
4		Series 2005-23, Class TG, 5.00%, 04/25/2035	5
47		Series 2005-29, Class WC, 4.75%, 04/25/2035	51
67		Series 2005-38, Class TB, 6.00%, 11/25/2034	68
50		Series 2005-58, Class EP, 5.50%, 07/25/2035	55
43		Series 2005-68, Class BC, 5.25%, 06/25/2035	45
691		Series 2005-70, Class KP, 5.00%, 06/25/2035	773
631		Series 2005-104, Class UE, 5.50%, 12/25/2035	718
41		Series 2007-13, Class H, 5.50%, 03/25/2037	46
386		Series 2007-61, Class PE, 5.50%, 07/25/2037	426
21		Series 2007-65, Class KI, IF, IO, 5.39%, 07/25/2037 (z)	2

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
176	Series 2007-84, Class P, 5.00%, 08/25/2037	191
138	Series 2008-61, Class GB, 5.50%, 07/25/2038	148
65	Series 2008-65, Class CD, 4.50%, 08/25/2023	66
73	Series 2009-15, Class AC, 5.50%, 03/25/2029	80
246	Series 2009-19, Class PW, 4.50%, 10/25/2036	263
134	Series 2009-19, Class TD, 5.00%, 08/25/2036	148
22	Series 2009-22, Class EG, 5.00%, 07/25/2035	24
14	Series 2009-37, Class KI, IF, IO, 4.76%, 06/25/2039 (z)	2
46	Series 2009-50, Class PT, 5.86%, 05/25/2037 (z)	51
124	Series 2009-60, Class DE, 5.00%, 08/25/2029	134
258	Series 2009-73, Class HJ, 6.00%, 09/25/2039	289
17	Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	3
53	Series 2009-86, Class OT, PO, 10/25/2037	48
71	Series 2009-112, Class ST, IF, IO, 5.02%, 01/25/2040 (z)	11
756	Series 2010-9, Class ME, 5.00%, 02/25/2040	866
141	Series 2010-9, Class PE, 4.50%, 10/25/2039	148
36	Series 2010-35, Class SB, IF, IO, 5.18%, 04/25/2040 (z)	5
600	Series 2010-38, Class KC, 4.50%, 04/25/2040	657
400	Series 2010-45, Class BL, 4.50%, 05/25/2040	428
121	Series 2010-64, Class DM, 5.00%, 06/25/2040	131
189	Series 2010-85, Class NJ, 4.50%, 08/25/2040	201
200	Series 2010-103, Class PJ, 4.50%, 09/25/2040	220
5	Series 2010-111, Class AE, 5.50%, 04/25/2038	6
234	Series 2010-141, Class AL, 4.00%, 12/25/2040	245
816	Series 2010-141, Class DL, 4.00%, 12/25/2040	864
74	Series 2011-22, Class MA, 6.50%, 04/25/2038	79
350	Series 2011-33, Class GD, 3.50%, 04/25/2031	369
148	Series 2011-40, Class KA, 3.50%, 03/25/2026	153
450	Series 2011-41, Class KL, 4.00%, 05/25/2041	469
375	Series 2011-43, Class B, 3.50%, 05/25/2031	387
686	Series 2011-50, Class LP, 4.00%, 06/25/2041	721
650	Series 2011-52, Class KB, 5.50%, 06/25/2041	754
530	Series 2011-52, Class LB, 5.50%, 06/25/2041	604
126	Series 2011-85, Class KP, 7.00%, 09/25/2051	146
89	Series 2011-99, Class CV, 4.50%, 03/25/2026	95
558	Series 2011-104, Class KY, 4.00%, 03/25/2039	581
32	Series 2011-111, Class EA, 5.00%, 12/25/2038	33
325	Series 2011-112, Class PB, 4.00%, 11/25/2041	340
300	Series 2011-114, Class B, 3.50%, 11/25/2041	313
500	Series 2011-126, Class KB, 4.00%, 12/25/2041	540
704	Series 2011-130, Class KB, 4.00%, 12/25/2041	746
450	Series 2011-132, Class PE, 4.50%, 12/25/2041	485
181	Series 2012-20, Class TD, 4.50%, 02/25/2042	191
124	Series 2012-50, Class HB, 4.00%, 03/25/2042	131
161	Series 2012-83, Class TN, 5.00%, 08/25/2042	175
200	Series 2012-136, Class DL, 3.50%, 12/25/2042	203
93	Series 2012-137, Class CF, 1.54%, 08/25/2041 (z)	93
210	Series 2012-147, Class WN, 4.50%, 01/25/2033	228
950	Series 2013-27, Class PE, 3.00%, 04/25/2043	947
215	Series 2013-31, Class NC, 3.00%, 04/25/2043	214
369	Series 2013-74, Class HP, 3.00%, 10/25/2037	374
199	Series 2013-83, Class CA, 3.50%, 10/25/2037	205

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
339	Series 2013-94, Class CV, 3.50%, 07/25/2033	353
250	Series 2013-101, Class E, 3.00%, 10/25/2033	251
328	Series 2013-104, Class CY, 5.00%, 10/25/2043	373
200	Series 2014-1, Class DU, 2.50%, 02/25/2029	195
200	Series 2014-2, Class PX, 4.50%, 01/25/2041	227
200	Series 2014-56, Class VH, 3.50%, 09/25/2034	212
250	Series 2014-58, Class VM, 4.00%, 08/25/2033	272
18	Series G92-35, Class E, 7.50%, 07/25/2022	20
17	FNMA STRIPS, Series 293, Class 1, PO, 12/25/2024	16
795	FNMA, Connecticut Avenue Securities, Series 2017-C05, Class 1M1, 1.79%, 01/25/2030 (z)	795
	GNMA,
86	Series 2002-22, Class CD, 6.50%, 05/17/2031	98
82	Series 2003-62, Class BG, 5.00%, 07/20/2033	90
358	Series 2003-65, Class AL, 5.50%, 08/20/2033	407
129	Series 2003-66, Class HD, 5.50%, 08/20/2033	143
492	Series 2004-16, Class AE, 5.50%, 02/20/2034	552
145	Series 2004-16, Class EC, 5.50%, 02/20/2034	167
266	Series 2005-11, Class PL, 5.00%, 02/20/2035	289
101	Series 2005-13, Class AE, 5.00%, 09/20/2034	105
176	Series 2005-13, Class BG, 5.00%, 02/20/2035	199
171	Series 2005-48, Class CY, 5.00%, 06/20/2035	190
308	Series 2005-54, Class JE, 5.00%, 07/20/2035	338
100	Series 2006-1, Class LE, 5.50%, 06/20/2035	112
459	Series 2006-7, Class ND, 5.50%, 08/20/2035	516
260	Series 2006-50, Class JD, 5.00%, 09/20/2036	299
170	Series 2006-69, Class MB, 5.50%, 12/20/2036	187
113	Series 2007-33, Class LE, 5.50%, 06/20/2037	127
130	Series 2007-35, Class NE, 6.00%, 06/16/2037	153
130	Series 2007-79, Class BL, 5.75%, 08/20/2037	147
161	Series 2008-20, Class HC, 5.75%, 06/16/2037	174
33	Series 2008-23, Class YA, 5.25%, 03/20/2038	37
103	Series 2008-26, Class JP, 5.25%, 03/20/2038	113
172	Series 2008-33, Class PB, 5.50%, 04/20/2038	193
688	Series 2008-47, Class P, 5.50%, 06/16/2038	805
111	Series 2008-58, Class ZT, 6.50%, 07/20/2038	154
26	Series 2008-62, Class SA, IF, IO, 4.91%, 07/20/2038 (z)	4
267	Series 2008-63, Class PE, 5.50%, 07/20/2038	301
31	Series 2008-68, Class PQ, 5.50%, 04/20/2038	33
168	Series 2008-76, Class PD, 5.75%, 09/20/2038	192
48	Series 2008-76, Class US, IF, IO, 4.66%, 09/20/2038 (z)	6
35	Series 2008-89, Class JA, 5.75%, 08/20/2038	35
71	Series 2008-95, Class DS, IF, IO, 6.06%, 12/20/2038 (z)	13
301	Series 2009-42, Class CD, 5.00%, 06/20/2039	336
438	Series 2009-47, Class LT, 5.00%, 06/20/2039	492
48	Series 2009-72, Class SM, IF, IO, 5.02%, 08/16/2039 (z)	7
131	Series 2009-106, Class ST, IF, IO, 4.76%, 02/20/2038 (z)	21
11	Series 2010-14, Class QP, 6.00%, 12/20/2039	11
94	Series 2010-157, Class OP, PO, 12/20/2040	82
205	Series 2010-158, Class EP, 4.50%, 12/16/2040	224
57	Series 2011-97, Class WA, 6.10%, 11/20/2038 (z)	64
186	Series 2015-H20, Class FA, 1.70%, 08/20/2065 (z)	186
461	Series 2015-H26, Class FG, 1.75%, 10/20/2065 (z)	460

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	GSR Mortgage Loan Trust,
19	Series 2004-6F, Class 2A4, 5.50%, 05/25/2034	19
8	Series 2004-8F, Class 2A3, 6.00%, 09/25/2034	8
	Impac CMB Trust,
681	Series 2004-9, Class 1A1, 2.00%, 01/25/2035 (z)	671
462	Series 2005-5, Class A4, 2.00%, 08/25/2035 (z)	415
879	Series 2007-A, Class M3, 3.49%, 05/25/2037 (e) (z) (bb)	743
	JP Morgan Mortgage Trust,
51	Series 2006-A2, Class 5A3, 3.32%, 11/25/2033 (z)	51
34	Series 2007-A1, Class 5A5, 3.52%, 07/25/2035 (z)	35
326	MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A2, 3.03%, 04/25/2034 (z)	326
	MASTR Alternative Loan Trust,
4	Series 2004-5, Class 5A1, 4.75%, 06/25/2019	4
333	Series 2004-6, Class 7A1, 6.00%, 07/25/2034	325
369	Series 2004-6, Class 8A1, 5.50%, 07/25/2034	379
408	Series 2005-6, Class 1A2, 5.50%, 12/25/2035	387
	MASTR Asset Securitization Trust,
1	Series 2003-11, Class 3A1, 4.50%, 12/25/2018	1
12	Series 2003-11, Class 8A1, 5.50%, 12/25/2033	12
	Merrill Lynch Mortgage Investors Trust,
27	Series 2003-F, Class A1, 1.88%, 10/25/2028 (z)	27
33	Series 2004-B, Class A1, 1.74%, 05/25/2029 (z)	32
181	Series 2005-A5, Class A9, 3.12%, 06/25/2035 (z)	179
48	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, 5.67%, 04/25/2034 (z)	50
5	PHH Mortgage Trust, Series 2008-CIM2, Class 5A1, 6.00%, 07/25/2038	5
6	Prime Mortgage Trust, Series 2004-2, Class A2, 4.75%, 11/25/2019	6
72	Provident Funding Mortgage Loan Trust, Series 2005-2, Class 2A1A, 3.62%, 10/25/2035 (z)	72
3	RALI Trust, Series 2004-QS3, Class CB, 5.00%, 03/25/2019	3
98	Residential Asset Securitization Trust, Series 2004-A6, Class A1, 5.00%, 08/25/2019	98
8	RFMSI Trust, Series 2007-S9, Class 2A1, 5.50%, 09/25/2022	8
44	SACO I, Inc., Series 1997-2, Class 1A5, 7.00%, 08/25/2036 (e)	44
	Sequoia Mortgage Trust,
63	Series 2004-11, Class A1, 1.84%, 12/20/2034 (z)	61
434	Series 2007-3, Class 1A1, 1.44%, 07/20/2036 (z)	413
30	Springleaf Mortgage Loan Trust, Series 2013-3A, Class A, 1.87%, 09/25/2057 (z) (e)	30
	Structured Asset Mortgage Investments II Trust,
26	Series 2003-AR4, Class A1, 1.94%, 01/19/2034 (z)	26
151	Series 2005-AR2, Class 2A1, 1.70%, 05/25/2045 (z)	140
11	Structured Asset Securities Corp., Series 2003-37A, Class 2A, 3.24%, 12/25/2033 (z)	10
42	Thornburg Mortgage Securities Trust, Series 2004-4, Class 3A, 2.66%, 12/25/2044 (z)	42
529	Vendee Mortgage Trust, Series 2003-2, Class Z, 5.00%, 05/15/2033	579
	WaMu Mortgage Pass-Through Certificates Trust,
19	Series 2003-AR9, Class 1A6, 3.30%, 09/25/2033 (z)	20
2	Series 2003-S6, Class 2A1, 5.00%, 07/25/2018	2
453	Series 2005-AR3, Class A1, 3.06%, 03/25/2035 (z)	446
504	Series 2005-AR10, Class 1A4, 3.28%, 09/25/2035 (z)	520
649	Series 2006-AR17, Class 1A1A, 1.64%, 12/25/2046 (z)	637
541	Series 2007-HY3, Class 3A3, 3.10%, 03/25/2037 (z)	504
	Wells Fargo Mortgage-Backed Securities Trust,
10	Series 2004-EE, Class 3A1, 3.70%, 12/25/2034 (z)	10
337	Series 2004-N, Class A6, 3.48%, 08/25/2034 (z)	339
87	Series 2004-P, Class 2A1, 3.54%, 09/25/2034 (z)	89

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
71	Series 2006-AR2, Class 2A3, 3.18%, 03/25/2036 (z)	72

	Total Collateralized Mortgage Obligations (Cost $60,008)	61,192

Commercial Mortgage-Backed Securities — 0.7%
100	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, 11/05/2036 (e)	102
44	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, 5.44%, 07/15/2044 (z) (bb)	44
271	CD Mortgage Trust, Series 2007-CD5, Class B, 6.58%, 11/15/2044 (z) (bb)	273
	FHLMC, Multifamily Structured Pass-Through Certificates,
129	Series K038, Class A2, 3.39%, 03/25/2024	136
250	Series K049, Class A2, 3.01%, 07/25/2025	256
400	Series K060, Class A2, 3.30%, 10/25/2026	415
218	Series K066, Class A2, 3.12%, 06/25/2027	222
250	Series K727, Class AM, 3.04%, 07/25/2024	255
256	Series KF12, Class A, 1.93%, 09/25/2022 (z)	256
76	Series KJ02, Class A2, 2.60%, 09/25/2020	77
231	Series KJ11, Class A2, 2.93%, 01/25/2023	237
500	Series KPLB, Class A, 2.77%, 05/25/2025	502
	FNMA ACES,
63	Series 2011-M2, Class A2, 3.65%, 04/25/2021	64
400	Series 2011-M4, Class A2, 3.73%, 06/25/2021	421
188	Series 2013-M7, Class A2, 2.28%, 12/27/2022	187
402	Series 2013-M13, Class A2, 2.64%, 04/25/2023 (z)	406
500	Series 2014-M1, Class A2, 3.34%, 07/25/2023 (z)	519
355	Series 2014-M2, Class A2, 3.51%, 12/25/2023 (z)	375
550	Series 2014-M4, Class A2, 3.35%, 03/25/2024 (z)	576
255	Series 2014-M13, Class A2, 3.02%, 08/25/2024 (z)	262
556	Series 2015-M1, Class A2, 2.53%, 09/25/2024	553
800	Series 2015-M3, Class A2, 2.72%, 10/25/2024	806
	FREMF Mortgage Trust,
200	Series 2015-K44, Class B, 3.81%, 01/25/2048 (e) (z) (bb)	201
220	Series 2016-K722, Class B, 3.97%, 07/25/2049 (e) (z)	224
122	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.32%, 01/10/2030 (e)	122
190	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 6.17%, 06/15/2049 (z)	194
143	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.09%, 07/15/2044 (z)	144
250	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AJ, 6.45%, 07/15/2040 (z)	254
112	ML-CFC Commercial Mortgage Trust, Series 2006-4, Class XC, IO, 0.71%, 12/12/2049 (z) (e) (bb)	–	(h)
250	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class A3, 3.67%, 02/15/2047	260
	Morgan Stanley Capital I Trust,
383	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	384
1,182	Series 2007-HQ11, Class X, IO, 0.44%, 02/12/2044 (e) (z) (bb)	14
143	PFP Ltd., (Cayman Islands), Series 2015-2, Class A, 2.68%, 07/14/2034 (z) (e)	143
114	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class A4, 3.24%, 04/10/2046	118
250	VNDO Mortgage Trust, Series 2013-PENN, Class A, 3.81%, 12/13/2029 (e)	261
215	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class AJ, 5.66%, 04/15/2047 (z)	218
	WFRBS Commercial Mortgage Trust,
500	Series 2011-C3, Class A4, 4.38%, 03/15/2044 (e)	529
200	Series 2012-C6, Class A4, 3.44%, 04/15/2045	208

	Total Commercial Mortgage-Backed Securities (Cost $10,047)	10,218

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 10.5%
	Consumer Discretionary — 1.3%
	Auto Components — 0.1%
200	Adient Global Holdings Ltd., 4.88%, 08/15/2026 (e)	204
	American Axle & Manufacturing, Inc.,
130	6.25%, 04/01/2025 (e)	133
110	6.50%, 04/01/2027 (e)	111
70	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	72
465	Dana, Inc., 6.00%, 09/15/2023	489
65	Delphi Jersey Holdings plc, 5.00%, 10/01/2025 (e)	66
195	Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023	204
75	Tenneco, Inc., 5.00%, 07/15/2026	77
175	TI Group Automotive Systems LLC, (United Kingdom), 8.75%, 07/15/2023 (e)	186

		1,542

	Automobiles — 0.1%
	Daimler Finance North America LLC, (Germany),
150	2.38%, 08/01/2018 (e)	151
210	2.45%, 05/18/2020 (e)	211
102	8.50%, 01/18/2031	153
250	Fiat Chrysler Automobiles NV, (United Kingdom), 5.25%, 04/15/2023	266
	Ford Motor Co.,
90	4.75%, 01/15/2043	88
95	5.29%, 12/08/2046	99
	General Motors Co.,
260	5.00%, 04/01/2035	265
287	6.60%, 04/01/2036	341
	Nissan Motor Acceptance Corp.,
97	1.80%, 03/15/2018 (e)	97
330	2.60%, 09/28/2022 (e)	330

		2,001

	Diversified Consumer Services — 0.0% (g)
95	Service Corp. International, 7.50%, 04/01/2027	114

	Hotels, Restaurants & Leisure — 0.2%
118	1011778 BC ULC, (Canada), 6.00%, 04/01/2022 (e)	122
165	Boyd Gaming Corp., 6.88%, 05/15/2023	176
150	Darden Restaurants, Inc., 3.85%, 05/01/2027	153
20	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024 (e)	22
	Hilton Worldwide Finance LLC,
40	4.63%, 04/01/2025	41
20	4.88%, 04/01/2027	21
300	International Game Technology plc, 6.50%, 02/15/2025 (e)	337
155	Interval Acquisition Corp., 5.63%, 04/15/2023	160
125	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	131
	McDonald’s Corp.,
70	4.60%, 05/26/2045	76
150	4.88%, 07/15/2040	165
1,190	MGM Resorts International, 4.63%, 09/01/2026	1,205
55	Sabre GLBL, Inc., 5.38%, 04/15/2023 (e)	57
130	Scientific Games International, Inc., 7.00%, 01/01/2022 (e)	138
200	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	208

		3,012

	Household Durables — 0.0% (g)
15	American Greetings Corp., 7.88%, 02/15/2025 (e)	16
195	Tempur Sealy International, Inc., 5.63%, 10/15/2023	205

		221

	Internet & Direct Marketing Retail — 0.1%
	Amazon.com, Inc.,
95	2.80%, 08/22/2024 (e)	95
110	3.15%, 08/22/2027 (e)	110
280	3.80%, 12/05/2024	299
265	3.88%, 08/22/2037 (e)	268
40	4.05%, 08/22/2047 (e)	41

		813

	Leisure Products — 0.0% (g)
230	Vista Outdoor, Inc., 5.88%, 10/01/2023	237

	Media — 0.7%
	21st Century Fox America, Inc.,
45	4.75%, 09/15/2044	48
115	4.95%, 10/15/2045	126
250	6.75%, 01/09/2038	328
200	Altice Luxembourg SA, (Luxembourg), 7.75%, 05/15/2022 (e)	212
165	AMC Entertainment Holdings, Inc., 5.75%, 06/15/2025	162

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	CBS Corp.,
115	3.38%, 02/15/2028	112
208	4.00%, 01/15/2026	215
	Charter Communications Operating LLC,
95	3.75%, 02/15/2028 (e)	92
290	4.91%, 07/23/2025	310
55	5.38%, 05/01/2047 (e)	57
135	6.38%, 10/23/2035	158
160	Cinemark USA, Inc., 4.88%, 06/01/2023	162
	Clear Channel Worldwide Holdings, Inc.,
695	Series B, 6.50%, 11/15/2022	716
420	Series B, 7.63%, 03/15/2020	415
	Comcast Corp.,
300	3.00%, 02/01/2024	305
285	3.15%, 02/15/2028	284
160	3.20%, 07/15/2036	150
133	3.38%, 08/15/2025	137
125	4.60%, 08/15/2045	137
100	6.45%, 03/15/2037	134
	Cox Communications, Inc.,
90	3.15%, 08/15/2024 (e)	89
50	3.50%, 08/15/2027 (e)	49
39	4.60%, 08/15/2047 (e)	39
	Discovery Communications LLC,
45	2.95%, 03/20/2023	45
40	3.95%, 03/20/2028	40
47	4.38%, 06/15/2021	49
115	5.00%, 09/20/2037	117
1,025	DISH DBS Corp., 5.88%, 11/15/2024	1,074
310	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	323
380	Quebecor Media, Inc., (Canada), 5.75%, 01/15/2023	413
165	Regal Entertainment Group, 5.75%, 06/15/2023	170
100	Sinclair Television Group, Inc., 5.63%, 08/01/2024 (e)	103
	Sirius XM Radio, Inc.,
15	5.00%, 08/01/2027 (e)	15
755	5.38%, 04/15/2025 (e)	797
105	TEGNA, Inc., 6.38%, 10/15/2023	112
125	Time Warner Cable LLC, 7.30%, 07/01/2038	157
150	Time Warner Entertainment Co. LP, 8.38%, 07/15/2033	204
160	Time Warner, Inc., 3.80%, 02/15/2027	160
365	UPCB Finance IV Ltd., (Netherlands), 5.38%, 01/15/2025 (e)	380
	Viacom, Inc.,
33	3.25%, 03/15/2023	32
17	3.88%, 04/01/2024	17
125	4.38%, 03/15/2043	108
275	4.85%, 12/15/2034	259
30	(USD 3 Month LIBOR + 3.90%), 5.88%, 02/28/2057 (aa)	30
20	(USD 3 Month LIBOR + 3.90%), 6.25%, 02/28/2057 (aa)	20
	Videotron Ltd., (Canada),
40	5.13%, 04/15/2027 (e)	42
190	5.38%, 06/15/2024 (e)	206
100	Walt Disney Co. (The), 2.45%, 03/04/2022	101
194	WMG Acquisition Corp., 5.63%, 04/15/2022 (e)	202

		9,613

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
65	4.30%, 02/15/2043	52
68	6.90%, 04/01/2029	72
100	Neiman Marcus Group Ltd. LLC, 9.50% (PIK), 10/15/2021 (e) (v)	43
107	Target Corp., 6.35%, 11/01/2032	138

		305

	Specialty Retail — 0.1%
120	Advance Auto Parts, Inc., 4.50%, 01/15/2022	127
103	AutoZone, Inc., 3.75%, 06/01/2027	104
	Home Depot, Inc. (The),
130	2.80%, 09/14/2027	128
85	3.50%, 09/15/2056	78
	Lowe’s Cos., Inc.,
245	3.10%, 05/03/2027	243
90	3.38%, 09/15/2025	93
	O’Reilly Automotive, Inc.,
100	3.55%, 03/15/2026	100
62	3.60%, 09/01/2027	62
	PetSmart, Inc.,
55	5.88%, 06/01/2025 (e)	48
210	7.13%, 03/15/2023 (e)	164
70	8.88%, 06/01/2025 (e)	56
115	Staples, Inc., 8.50%, 09/15/2025 (e)	112

		1,315

	Total Consumer Discretionary	19,173

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Consumer Staples — 0.6%
	Beverages — 0.1%
	Anheuser-Busch InBev Finance, Inc., (Belgium),
200	3.30%, 02/01/2023	207
549	3.65%, 02/01/2026	568
51	3.70%, 02/01/2024	54
145	4.70%, 02/01/2036	160
130	4.90%, 02/01/2046	148
199	Anheuser-Busch InBev Worldwide, Inc., (Belgium), 4.44%, 10/06/2048	213
94	Brown-Forman Corp., 4.50%, 07/15/2045	101
70	Constellation Brands, Inc., 2.70%, 05/09/2022	70
100	Molson Coors Brewing Co., 2.25%, 03/15/2020 (e)	100
200	PepsiCo, Inc., 3.45%, 10/06/2046	190

		1,811

	Food & Staples Retailing — 0.1%
115	Albertsons Cos. LLC, 6.63%, 06/15/2024	107
180	CVS Health Corp., 2.88%, 06/01/2026	174
49	CVS Pass-Through Trust, 4.70%, 01/10/2036 (e)	53
	Kroger Co. (The),
25	2.30%, 01/15/2019	25
120	2.65%, 10/15/2026	110
90	3.70%, 08/01/2027	89
65	3.88%, 10/15/2046	56
25	5.40%, 07/15/2040	26
250	Series B, 7.70%, 06/01/2029	327
135	Rite Aid Corp., 6.13%, 04/01/2023 (e)	131
	Sysco Corp.,
40	2.50%, 07/15/2021	40
56	3.75%, 10/01/2025	58
267	Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	276
135	Wal-Mart Stores, Inc., 5.00%, 10/25/2040	162

		1,634

	Food Products — 0.2%
	Bunge Ltd. Finance Corp.,
35	3.00%, 09/25/2022	35
160	3.75%, 09/25/2027	160
200	8.50%, 06/15/2019	221
100	Cargill, Inc., 3.30%, 03/01/2022 (e)	103
114	Conagra Brands, Inc., 3.20%, 01/25/2023	116
200	General Mills, Inc., 3.20%, 02/10/2027	198
	Kellogg Co.,
66	3.25%, 05/21/2018	67
100	Series B, 7.45%, 04/01/2031	135
	Kraft Heinz Foods Co.,
160	4.38%, 06/01/2046	157
50	5.00%, 06/04/2042	54
13	5.20%, 07/15/2045	14
100	6.88%, 01/26/2039	128
	McCormick & Co., Inc.,
35	2.70%, 08/15/2022	35
144	3.15%, 08/15/2024	145
	Mead Johnson Nutrition Co., (United Kingdom),
38	4.13%, 11/15/2025	41
150	5.90%, 11/01/2039	189
200	Mondelez International Holdings Netherlands BV, 2.00%, 10/28/2021 (e)	196
45	Post Holdings, Inc., 5.50%, 03/01/2025 (e)	47
45	Smithfield Foods, Inc., 4.25%, 02/01/2027 (e)	46
85	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	91
100	Unilever Capital Corp., (United Kingdom), 2.00%, 07/28/2026	92

		2,270

	Household Products — 0.1%
150	Central Garden & Pet Co., 6.13%, 11/15/2023	160
145	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	153
95	HRG Group, Inc., 7.75%, 01/15/2022	99
100	Kimberly-Clark Corp., 6.63%, 08/01/2037	140
235	Reckitt Benckiser Treasury Services plc, (United Kingdom), 2.38%, 06/24/2022 (e)	234

		786

	Tobacco — 0.1%
	Altria Group, Inc.,
70	3.88%, 09/16/2046	69
195	4.00%, 01/31/2024	207
	BAT Capital Corp., (United Kingdom),
115	2.76%, 08/15/2022 (e)	116
140	3.56%, 08/15/2027 (e)	140
178	4.39%, 08/15/2037 (e)	181
	Philip Morris International, Inc.,
435	2.13%, 05/10/2023	423
290	2.38%, 08/17/2022	289
300	3.13%, 08/17/2027	301
235	Reynolds American, Inc., (United Kingdom), 4.45%, 06/12/2025	252

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Tobacco — continued

		1,978

	Total Consumer Staples	8,479

	Energy — 1.0%
	Energy Equipment & Services — 0.0% (g)
	Halliburton Co.,
100	3.50%, 08/01/2023	103
123	3.80%, 11/15/2025	126
125	8.75%, 02/15/2021	150
	Nabors Industries, Inc.,
50	4.63%, 09/15/2021	49
20	5.50%, 01/15/2023	20
173	Schlumberger Holdings Corp., 4.00%, 12/21/2025 (e)	181
82	Schlumberger Investment SA, 3.65%, 12/01/2023	87
15	Weatherford International Ltd., 9.88%, 02/15/2024 (e)	17

		733

	Oil, Gas & Consumable Fuels — 1.0%
35	Alta Mesa Holdings LP, 7.88%, 12/15/2024 (e)	38
	Anadarko Petroleum Corp.,
85	3.45%, 07/15/2024	84
110	5.55%, 03/15/2026	123
	Andeavor Logistics LP,
35	5.25%, 01/15/2025	37
75	6.25%, 10/15/2022	80
150	ANR Pipeline Co., 9.63%, 11/01/2021	190
155	Antero Midstream Partners LP, 5.38%, 09/15/2024	160
275	Antero Resources Corp., 5.63%, 06/01/2023	287
	Apache Corp.,
35	2.63%, 01/15/2023	34
382	3.25%, 04/15/2022	388
61	APT Pipelines Ltd., (Australia), 4.25%, 07/15/2027 (e)	63
	Boardwalk Pipelines LP,
12	4.45%, 07/15/2027	12
65	5.95%, 06/01/2026	73
	BP Capital Markets plc, (United Kingdom),
581	3.22%, 04/14/2024	594
110	3.28%, 09/19/2027	110
145	3.54%, 11/04/2024	149
60	3.81%, 02/10/2024	63
	Buckeye Partners LP,
144	4.35%, 10/15/2024	148
105	5.60%, 10/15/2044	110
150	Canadian Natural Resources Ltd., (Canada), 6.45%, 06/30/2033	177
	Cenovus Energy, Inc., (Canada),
50	3.80%, 09/15/2023	50
43	5.25%, 06/15/2037 (e)	43
207	6.75%, 11/15/2039	238
	Cheniere Corpus Christi Holdings LLC,
50	5.13%, 06/30/2027 (e)	52
60	5.88%, 03/31/2025	64
	Chesapeake Energy Corp.,
143	8.00%, 12/15/2022 (e)	154
40	8.00%, 06/15/2027 (e)	40
357	Chevron Corp., 2.90%, 03/03/2024	361
200	CNOOC Nexen Finance 2014 ULC, (China), 4.25%, 04/30/2024	213
160	Columbia Pipeline Group, Inc., 4.50%, 06/01/2025	171
100	ConocoPhillips, 6.50%, 02/01/2039	134
	ConocoPhillips Co.,
146	4.15%, 11/15/2034	151
123	4.20%, 03/15/2021	131
170	Continental Resources, Inc., 4.50%, 04/15/2023	170
25	Covey Park Energy LLC, 7.50%, 05/15/2025 (e)	26
116	Ecopetrol SA, (Colombia), 5.38%, 06/26/2026	123
	Enbridge, Inc., (Canada),
65	2.90%, 07/15/2022	65
65	3.70%, 07/15/2027	66
	Encana Corp., (Canada),
45	6.50%, 08/15/2034	52
35	6.63%, 08/15/2037	41
50	7.38%, 11/01/2031	62
	Energy Transfer LP,
45	4.05%, 03/15/2025	45
80	5.15%, 02/01/2043	78
100	6.63%, 10/15/2036	114
150	EnLink Midstream Partners LP, 4.15%, 06/01/2025	151
	Enterprise Products Operating LLC,
81	3.70%, 02/15/2026	83
115	3.75%, 02/15/2025	119
77	3.90%, 02/15/2024	81
60	4.85%, 08/15/2042	65
100	4.85%, 03/15/2044	107

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
95	Series D, (USD 3 Month LIBOR + 2.99%), 4.87%, 08/16/2077 (aa)	96
70	4.90%, 05/15/2046	76
150	5.10%, 02/15/2045	167
75	Series E, (USD 3 Month LIBOR + 3.03%), 5.25%, 08/16/2077 (aa)	76
200	EOG Resources, Inc., 4.15%, 01/15/2026	212
	EP Energy LLC,
60	8.00%, 11/29/2024 (e)	60
60	8.00%, 02/15/2025 (e)	47
149	Exxon Mobil Corp., 3.57%, 03/06/2045	147
125	Halcon Resources Corp., 6.75%, 02/15/2025 (e)	129
125	Hess Corp., 5.80%, 04/01/2047	128
200	Kerr-McGee Corp., 7.88%, 09/15/2031	254
65	Kinder Morgan Energy Partners LP, 5.63%, 09/01/2041	68
65	Kinder Morgan, Inc., 5.30%, 12/01/2034	68
	Laredo Petroleum, Inc.,
5	5.63%, 01/15/2022	5
80	7.38%, 05/01/2022	83
	Magellan Midstream Partners LP,
150	4.25%, 02/01/2021	158
125	5.15%, 10/15/2043	139
	Marathon Oil Corp.,
47	2.80%, 11/01/2022	46
135	6.60%, 10/01/2037	155
55	Marathon Petroleum Corp., 4.75%, 09/15/2044	55
	MEG Energy Corp., (Canada),
60	6.50%, 01/15/2025 (e)	58
280	7.00%, 03/31/2024 (e)	240
	MPLX LP,
45	4.00%, 02/15/2025	46
105	4.13%, 03/01/2027	107
60	Newfield Exploration Co., 5.75%, 01/30/2022	64
	Noble Energy, Inc.,
100	4.95%, 08/15/2047	102
25	5.05%, 11/15/2044	26
30	5.63%, 05/01/2021	31
235	Oasis Petroleum, Inc., 6.88%, 01/15/2023	239
136	Occidental Petroleum Corp., 3.50%, 06/15/2025	139
	ONEOK Partners LP,
200	4.90%, 03/15/2025	214
100	6.13%, 02/01/2041	115
25	Parsley Energy LLC, 5.25%, 08/15/2025 (e)	25
	Petroleos Mexicanos, (Mexico),
29	4.88%, 01/18/2024	30
117	6.88%, 08/04/2026	133
95	Phillips 66, 4.88%, 11/15/2044	103
55	Phillips 66 Partners LP, 4.90%, 10/01/2046	55
	Plains All American Pipeline LP,
20	3.85%, 10/15/2023	20
300	4.65%, 10/15/2025	309
190	5.75%, 01/15/2020	202
205	Range Resources Corp., 4.88%, 05/15/2025	202
25	RSP Permian, Inc., 5.25%, 01/15/2025 (e)	25
265	Sabine Pass Liquefaction LLC, 6.25%, 03/15/2022	298
	Southwestern Energy Co.,
45	4.10%, 03/15/2022	44
100	6.70%, 01/23/2025	102
35	7.50%, 04/01/2026	36
35	7.75%, 10/01/2027	36
75	Spectra Energy Partners LP, 4.50%, 03/15/2045	75
	Statoil ASA, (Norway),
63	3.15%, 01/23/2022	65
150	3.95%, 05/15/2043	150
45	Summit Midstream Holdings LLC, 5.75%, 04/15/2025	46
100	Suncor Energy, Inc., (Canada), 5.95%, 12/01/2034	120
	Sunoco Logistics Partners Operations LP,
20	5.30%, 04/01/2044	20
135	5.35%, 05/15/2045	135
45	5.40%, 10/01/2047	46
240	5.50%, 02/15/2020	256
55	Tallgrass Energy Partners LP, 5.50%, 01/15/2028 (e)	56
220	Targa Resources Partners LP, 4.25%, 11/15/2023	218
105	Texas Gas Transmission LLC, 4.50%, 02/01/2021 (e)	109
171	Total Capital Canada Ltd., (France), 2.75%, 07/15/2023	173
28	Total Capital International SA, (France), 3.75%, 04/10/2024	30
100	TransCanada PipeLines Ltd., (Canada), 4.63%, 03/01/2034	109
	Transcanada Trust, (Canada),
100	(USD 3 Month LIBOR + 3.21%), 5.30%, 03/15/2077 (aa)	102

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — continued
15	(USD 3 Month LIBOR + 3.53%), 5.63%, 05/20/2075 (aa)	16
	Western Gas Partners LP,
50	3.95%, 06/01/2025	50
40	4.65%, 07/01/2026	42
30	5.45%, 04/01/2044	32
195	Whiting Petroleum Corp., 5.75%, 03/15/2021	192
85	WildHorse Resource Development Corp., 6.88%, 02/01/2025 (e)	85
120	Williams Partners LP, 4.00%, 09/15/2025	123
250	WPX Energy, Inc., 8.25%, 08/01/2023	280

		13,870

	Total Energy	14,603

	Financials — 2.8%
	Banks — 1.2%
280	ABN AMRO Bank NV, (Netherlands), 1.80%, 09/20/2019 (e)	279
200	Australia & New Zealand Banking Group Ltd., (Australia), (USD Swap Semi 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	226
	Bank of America Corp.,
155	(USD 3 Month LIBOR + 0.66%), 2.37%, 07/21/2021 (aa)	155
245	2.50%, 10/21/2022	243
125	(USD 3 Month LIBOR + 0.93%), 2.82%, 07/21/2023 (aa)	125
180	(USD 3 Month LIBOR + 1.02%), 2.88%, 04/24/2023 (aa)	181
195	(USD 3 Month LIBOR + 1.16%), 3.12%, 01/20/2023 (aa)	198
150	3.30%, 01/11/2023	154
85	(USD 3 Month LIBOR + 1.51%), 3.71%, 04/24/2028 (aa)	87
820	(USD 3 Month LIBOR + 1.58%), 3.82%, 01/20/2028 (aa)	842
385	Series L, 3.95%, 04/21/2025	396
63	4.13%, 01/22/2024	67
110	(USD 3 Month LIBOR + 1.81%), 4.24%, 04/24/2038 (aa)	116
35	(USD 3 Month LIBOR + 1.99%), 4.44%, 01/20/2048 (aa)	38
130	5.63%, 07/01/2020	141
125	Series X, (USD 3 Month LIBOR + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	138
390	Series K, (USD 3 Month LIBOR + 3.63%), 8.00%, 01/30/2018 (x) (y) (aa)	395
70	Bank of Montreal, (Canada), 2.35%, 09/11/2022	69
	Bank of Nova Scotia (The), (Canada),
80	2.35%, 10/21/2020	81
70	2.45%, 03/22/2021	70
125	2.45%, 09/19/2022	124
200	2.70%, 03/07/2022	202
150	2.80%, 07/21/2021	153
	Barclays plc, (United Kingdom),
265	2.00%, 03/16/2018	265
200	3.68%, 01/10/2023	205
200	4.34%, 01/10/2028	207
850	Capital One Bank USA NA, 3.38%, 02/15/2023	862
	Citigroup, Inc.,
110	2.15%, 07/30/2018	110
745	(USD 3 Month LIBOR + 0.95%), 2.88%, 07/24/2023 (aa)	746
885	(USD 3 Month LIBOR + 1.56%), 3.89%, 01/10/2028 (aa)	908
70	4.40%, 06/10/2025	74
145	4.45%, 09/29/2027	153
20	4.75%, 05/18/2046	22
55	Series N, (USD 3 Month LIBOR + 4.09%), 5.80%, 11/15/2019 (x) (y) (aa)	57
155	Series O, (USD 3 Month LIBOR + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	162
75	5.88%, 02/22/2033	89
27	6.68%, 09/13/2043	36
	Commonwealth Bank of Australia, (Australia),
350	2.25%, 03/10/2020 (e)	352
200	4.50%, 12/09/2025 (e)	209
	Cooperatieve Rabobank UA, (Netherlands),
250	3.75%, 07/21/2026	254
120	3.88%, 02/08/2022	127
200	Danske Bank A/S, (Denmark), 2.20%, 03/02/2020 (e)	200
250	Discover Bank, Series AI, 4.20%, 08/08/2023	265
	Fifth Third Bancorp,
40	2.88%, 07/27/2020	41
115	8.25%, 03/01/2038	175
150	HSBC Bank plc, (United Kingdom), 4.75%, 01/19/2021 (e)	161

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	HSBC Holdings plc, (United Kingdom),
265	(USD 3 Month LIBOR + 1.06%), 3.26%, 03/13/2023 (aa)	270
285	(USD 3 Month LIBOR + 1.55%), 4.04%, 03/13/2028 (aa)	298
800	4.25%, 03/14/2024	836
200	(USD Swap Semi 5 Year + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	215
200	ING Groep NV, (Netherlands), 3.95%, 03/29/2027	209
200	Intesa Sanpaolo SpA, (Italy), 3.88%, 07/14/2027 (e)	201
267	KeyCorp, 5.10%, 03/24/2021	291
200	Lloyds Banking Group plc, (United Kingdom), 3.75%, 01/11/2027	203
59	Mitsubishi UFJ Financial Group, Inc., (Japan), 3.00%, 02/22/2022	60
250	PNC Bank NA, 1.95%, 03/04/2019	251
182	PNC Financial Services Group, Inc. (The), 3.90%, 04/29/2024	191
200	Regions Financial Corp., 2.75%, 08/14/2022	200
165	Royal Bank of Canada, (Canada), 2.75%, 02/01/2022	168
200	Skandinaviska Enskilda Banken AB, (Sweden), 1.75%, 03/19/2018 (e)	200
230	Societe Generale SA, (France), (5-Year Swap Rate + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	249
200	Standard Chartered plc, (United Kingdom), 5.20%, 01/26/2024 (e)	215
	SunTrust Banks, Inc.,
97	2.50%, 05/01/2019	98
160	Series G, (USD 3 Month LIBOR + 3.10%), 5.05%, 06/15/2022 (x) (y) (aa)	163
200	Swedbank AB, (Sweden), 2.80%, 03/14/2022 (e)	202
125	Toronto-Dominion Bank (The), (Canada), 2.13%, 04/07/2021	125
	UBS Group Funding Switzerland AG, (Switzerland),
425	(USD 3 Month LIBOR + 0.95%), 2.86%, 08/15/2023 (aa) (e)	423
200	3.49%, 05/23/2023 (e)	205
200	US Bancorp, Series V, 2.63%, 01/24/2022	203
	Wells Fargo & Co.,
150	Series N, 2.15%, 01/30/2020	150
640	3.07%, 01/24/2023	651
300	3.55%, 09/29/2025	308
70	(USD 3 Month LIBOR + 1.31%), 3.58%, 05/22/2028 (aa)	71
40	4.40%, 06/14/2046	41
55	4.65%, 11/04/2044	59
409	4.75%, 12/07/2046	449
65	4.90%, 11/17/2045	72
	Westpac Banking Corp., (Australia),
130	2.50%, 06/28/2022	130
85	2.60%, 11/23/2020	86
170	(USD Swap Semi 5 Year + 2.24%), 4.32%, 11/23/2031 (aa)	175

		17,828

	Capital Markets — 0.7%
200	Ameriprise Financial, Inc., 4.00%, 10/15/2023	214
	Bank of New York Mellon Corp. (The),
100	2.60%, 02/07/2022	101
185	(USD 3 Month LIBOR + 0.63%), 2.66%, 05/16/2023 (aa)	185
100	4.15%, 02/01/2021	106
36	Series F, (USD 3 Month LIBOR + 3.13%), 4.62%, 09/20/2026 (x) (y) (aa)	37
180	BlackRock, Inc., 3.20%, 03/15/2027	183
44	Blackstone Holdings Finance Co. LLC, 4.45%, 07/15/2045 (e)	45
50	Brookfield Finance, Inc., (Canada), 4.70%, 09/20/2047	50
100	Charles Schwab Corp. (The), 3.20%, 03/02/2027	101
49	CME Group, Inc., 5.30%, 09/15/2043	62
250	Credit Suisse AG, (Switzerland), 1.75%, 01/29/2018	250
	Credit Suisse Group AG, (Switzerland),
305	4.28%, 01/09/2028 (e)	318
200	(5-Year Swap Rate + 3.46%), 6.25%, 12/18/2024 (e) (x) (y) (aa)	213
100	Credit Suisse USA, Inc., (Switzerland), 7.13%, 07/15/2032	138
	Deutsche Bank AG, (Germany),
35	1.88%, 02/13/2018	35
115	3.13%, 01/13/2021	116
150	4.25%, 10/14/2021	157
	Goldman Sachs Group, Inc. (The),
330	2.35%, 11/15/2021	328
170	2.38%, 01/22/2018	170
345	(USD 3 Month LIBOR + 0.99%), 2.90%, 07/24/2023 (aa)	345
1,443	(USD 3 Month LIBOR + 1.05%), 2.91%, 06/05/2023 (aa)	1,441

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
121	(USD 3 Month LIBOR + 1.20%), 3.27%, 09/29/2025 (aa)	121
109	3.50%, 01/23/2025	111
150	3.63%, 01/22/2023	155
121	3.75%, 05/22/2025	124
400	3.85%, 01/26/2027	409
36	4.25%, 10/21/2025	38
100	5.15%, 05/22/2045	114
85	Series L, (USD 3 Month LIBOR + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	88
100	Series M, (USD 3 Month LIBOR + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	104
200	ING Bank NV, (Netherlands), 5.80%, 09/25/2023 (e)	228
94	Intercontinental Exchange, Inc., 4.00%, 10/15/2023	101
62	Invesco Finance plc, 3.75%, 01/15/2026	65
262	Jefferies Group LLC, 6.88%, 04/15/2021	296
150	Macquarie Bank Ltd., (Australia), 4.00%, 07/29/2025 (e)	157
80	Macquarie Group Ltd., (Australia), 6.25%, 01/14/2021 (e)	89
	Morgan Stanley,
120	2.38%, 07/23/2019	121
70	2.65%, 01/27/2020	71
300	2.75%, 05/19/2022	301
378	2.80%, 06/16/2020	384
210	(USD 3 Month LIBOR + 1.34%), 3.59%, 07/22/2028 (aa)	210
200	3.63%, 01/20/2027	203
42	3.75%, 02/25/2023	44
50	Series F, 3.88%, 04/29/2024	53
35	3.88%, 01/27/2026	36
130	3.95%, 04/23/2027	132
95	(USD 3 Month LIBOR + 1.46%), 3.97%, 07/22/2038 (aa)	96
45	4.30%, 01/27/2045	47
110	4.38%, 01/22/2047	117
352	5.00%, 11/24/2025	386
155	Series H, (USD 3 Month LIBOR + 3.61%), 5.45%, 07/15/2019 (x) (y) (aa)	160
47	Nomura Holdings, Inc., (Japan), 6.70%, 03/04/2020	52
140	Northern Trust Corp., (USD 3 Month LIBOR + 1.13%), 3.38%, 05/08/2032 (aa)	140
	State Street Corp.,
295	(USD 3 Month LIBOR + 0.64%), 2.65%, 05/15/2023 (aa)	296
36	3.10%, 05/15/2023	37
149	TD Ameritrade Holding Corp., 2.95%, 04/01/2022	152

		9,833

	Consumer Finance — 0.3%
	AerCap Ireland Capital DAC, (Netherlands),
150	3.50%, 05/26/2022	154
405	3.95%, 02/01/2022	421
380	4.63%, 07/01/2022	407
	Ally Financial, Inc.,
30	4.13%, 02/13/2022	31
55	4.25%, 04/15/2021	57
560	4.63%, 05/19/2022	586
155	5.75%, 11/20/2025	168
160	American Express Co., 2.50%, 08/01/2022	160
200	American Express Credit Corp., 2.70%, 03/03/2022	202
175	Capital One Financial Corp., 4.20%, 10/29/2025	180
	Caterpillar Financial Services Corp.,
100	2.85%, 06/01/2022	102
121	3.75%, 11/24/2023	129
	Ford Motor Credit Co. LLC,
200	2.38%, 01/16/2018	201
200	3.34%, 03/28/2022	203
380	3.81%, 01/09/2024	387
200	4.39%, 01/08/2026	208
	General Motors Financial Co., Inc.,
65	3.10%, 01/15/2019	66
110	3.95%, 04/13/2024	113
120	4.25%, 05/15/2023	125
	Synchrony Financial,
190	3.70%, 08/04/2026	186
100	4.25%, 08/15/2024	104
200	Toyota Motor Credit Corp., 2.63%, 01/10/2023	202

		4,392

	Diversified Financial Services — 0.2%
120	Berkshire Hathaway, Inc., 3.13%, 03/15/2026	121
200	EDP Finance BV, (Portugal), 3.63%, 07/15/2024 (e)	202
606	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	660
	National Rural Utilities Cooperative Finance Corp.,
125	2.70%, 02/15/2023	125

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Financial Services — continued
46	3.05%, 04/25/2027	46
150	Protective Life Global Funding, 2.62%, 08/22/2022 (e)	150
	Shell International Finance BV, (Netherlands),
290	3.40%, 08/12/2023	304
32	3.75%, 09/12/2046	31
105	4.00%, 05/10/2046	106
90	4.13%, 05/11/2035	95
	Siemens Financieringsmaatschappij NV, (Germany),
250	2.00%, 09/15/2023 (e)	242
250	3.13%, 03/16/2024 (e)	255
155	Voya Financial, Inc., 3.13%, 07/15/2024	153

		2,490

	Insurance — 0.4%
	Allstate Corp. (The),
61	3.15%, 06/15/2023	62
120	5.95%, 04/01/2036	151
	American International Group, Inc.,
175	3.88%, 01/15/2035	171
306	4.13%, 02/15/2024	325
42	4.50%, 07/16/2044	44
40	4.80%, 07/10/2045	44
28	Aon Corp., 6.25%, 09/30/2040	36
141	Athene Global Funding, 2.75%, 04/20/2020 (e)	142
45	Brighthouse Financial, Inc., 4.70%, 06/22/2047 (e)	44
	Chubb INA Holdings, Inc.,
200	2.70%, 03/13/2023	202
65	2.88%, 11/03/2022	66
88	3.15%, 03/15/2025	89
	CNA Financial Corp.,
17	3.95%, 05/15/2024	18
13	4.50%, 03/01/2026	14
	Guardian Life Global Funding,
40	2.00%, 04/26/2021 (e)	40
100	2.50%, 05/08/2022 (e)	99
275	Lincoln National Corp., 4.20%, 03/15/2022	291
	Manulife Financial Corp., (Canada),
205	(5-Year Swap Rate + 1.65%), 4.06%, 02/24/2032 (aa)	207
200	5.38%, 03/04/2046	243
	Marsh & McLennan Cos., Inc.,
118	2.35%, 03/06/2020	119
24	2.75%, 01/30/2022	24
	MassMutual Global Funding II,
200	2.00%, 04/15/2021 (e)	198
105	2.10%, 08/02/2018 (e)	105
	MetLife, Inc.,
70	4.13%, 08/13/2042	72
35	4.72%, 12/15/2044	39
350	4.88%, 11/13/2043	397
135	Series C, (USD 3 Month LIBOR + 3.58%), 5.25%, 06/15/2020 (x) (y) (aa)	139
45	6.40%, 12/15/2036	52
	New York Life Global Funding,
55	2.00%, 04/13/2021 (e)	54
130	2.10%, 01/02/2019 (e)	131
50	Pacific Life Insurance Co., 9.25%, 06/15/2039 (e)	82
100	Progressive Corp. (The), 4.35%, 04/25/2044	109
	Prudential Financial, Inc.,
115	5.10%, 08/15/2043	133
175	(USD 3 Month LIBOR + 3.04%), 5.20%, 03/15/2044 (aa)	186
250	Prudential Insurance Co. of America (The), 8.30%, 07/01/2025 (e)	328
55	Swiss Re Treasury US Corp., (Switzerland), 4.25%, 12/06/2042 (e)	56
200	Teachers Insurance & Annuity Association of America, 4.27%, 05/15/2047 (e)	207
75	Travelers Property Casualty Corp., 7.75%, 04/15/2026	99

		4,818

	Thrifts & Mortgage Finance — 0.0% (g)
	BPCE SA, (France),
250	2.65%, 02/03/2021	252
200	5.15%, 07/21/2024 (e)	216

		468

	Total Financials	39,829

	Health Care — 0.9%
	Biotechnology — 0.1%
	AbbVie, Inc.,
47	3.20%, 11/06/2022	48
15	4.30%, 05/14/2036	16
75	4.45%, 05/14/2046	79
150	4.50%, 05/14/2035	161
	Amgen, Inc.,
300	3.63%, 05/15/2022	313
155	4.40%, 05/01/2045	162
	Baxalta, Inc.,
78	3.60%, 06/23/2022	81

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Biotechnology — continued
140	4.00%, 06/23/2025	147
92	Biogen, Inc., 3.63%, 09/15/2022	96
	Celgene Corp.,
132	3.63%, 05/15/2024	138
100	3.95%, 10/15/2020	105
	Gilead Sciences, Inc.,
9	2.50%, 09/01/2023	9
100	2.55%, 09/01/2020	102
10	3.50%, 02/01/2025	10
10	3.70%, 04/01/2024	11
60	4.00%, 09/01/2036	62
150	4.60%, 09/01/2035	165

		1,705

	Health Care Equipment & Supplies — 0.2%
	Abbott Laboratories,
45	3.75%, 11/30/2026	46
120	4.75%, 11/30/2036	132
55	Avantor, Inc., 6.00%, 10/01/2024 (e)	56
	Becton Dickinson and Co.,
75	2.89%, 06/06/2022	75
203	3.36%, 06/06/2024	205
180	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	172
	Hill-Rom Holdings, Inc.,
15	5.00%, 02/15/2025 (e)	16
225	5.75%, 09/01/2023 (e)	237
90	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	94
120	Koninklijke Philips NV, (Netherlands), 3.75%, 03/15/2022	127
185	Mallinckrodt International Finance SA, 5.63%, 10/15/2023 (e)	172
360	Medtronic Global Holdings SCA, 3.35%, 04/01/2027	370
185	Medtronic, Inc., 4.38%, 03/15/2035	204
100	Stryker Corp., 4.10%, 04/01/2043	100

		2,006

	Health Care Providers & Services — 0.4%
	Aetna, Inc.,
100	3.50%, 11/15/2024	104
123	4.75%, 03/15/2044	140
	Anthem, Inc.,
60	2.30%, 07/15/2018	60
50	4.63%, 05/15/2042	54
95	5.10%, 01/15/2044	110
200	5.85%, 01/15/2036	243
	Cardinal Health, Inc.,
70	3.41%, 06/15/2027	70
94	3.75%, 09/15/2025	98
245	Cigna Corp., 4.00%, 02/15/2022	259
85	DaVita, Inc., 5.00%, 05/01/2025	84
	Express Scripts Holding Co.,
70	3.40%, 03/01/2027	69
240	3.50%, 06/15/2024	243
	HCA, Inc.,
190	5.25%, 04/15/2025	205
1,895	5.38%, 02/01/2025	1,997
230	HealthSouth Corp., 5.75%, 11/01/2024	236
170	Kindred Healthcare, Inc., 8.75%, 01/15/2023	159
	Laboratory Corp. of America Holdings,
45	3.25%, 09/01/2024	45
45	3.60%, 09/01/2027	45
	Tenet Healthcare Corp.,
540	6.75%, 06/15/2023	518
25	7.00%, 08/01/2025 (e)	23
25	7.50%, 01/01/2022 (e)	26
30	8.13%, 04/01/2022	31
	UnitedHealth Group, Inc.,
30	2.75%, 02/15/2023	30
200	2.88%, 03/15/2023	204
95	3.10%, 03/15/2026	96
105	3.95%, 10/15/2042	108

		5,257

	Health Care Technology — 0.0% (g)
200	Quintiles IMS, Inc., 5.00%, 10/15/2026 (e)	212

	Life Sciences Tools & Services — 0.0% (g)
	Thermo Fisher Scientific, Inc.,
70	2.95%, 09/19/2026	69
46	3.15%, 01/15/2023	47
350	3.20%, 08/15/2027	344
46	4.15%, 02/01/2024	49

		509

	Pharmaceuticals — 0.2%
	Allergan Funding SCS,
42	3.45%, 03/15/2022	44
135	3.80%, 03/15/2025	140
120	4.55%, 03/15/2035	128
200	Allergan, Inc., 2.80%, 03/15/2023	199
75	AstraZeneca plc, (United Kingdom), 3.13%, 06/12/2027	74

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Pharmaceuticals — continued
69	Forest Laboratories LLC, 5.00%, 12/15/2021 (e)	75
	Johnson & Johnson,
80	3.55%, 03/01/2036	82
65	3.63%, 03/03/2037	68
	Mylan NV,
200	3.15%, 06/15/2021	203
91	3.95%, 06/15/2026	93
	Mylan, Inc.,
65	2.60%, 06/24/2018	65
105	3.13%, 01/15/2023 (e)	105
200	Roche Holdings, Inc., (Switzerland), 2.38%, 01/28/2027 (e)	190
	Shire Acquisitions Investments Ireland DAC,
100	2.88%, 09/23/2023	100
60	3.20%, 09/23/2026	59
80	Teva Pharmaceutical Finance IV LLC, (Israel), 2.25%, 03/18/2020	79
200	Teva Pharmaceutical Finance Netherlands III BV, (Israel), 4.10%, 10/01/2046	168
	Valeant Pharmaceuticals International, Inc.,
1,475	5.88%, 05/15/2023 (e)	1,304
30	6.50%, 03/15/2022 (e)	32
85	7.00%, 03/15/2024 (e)	90
19	Zoetis, Inc., 1.88%, 02/01/2018	19

		3,317

	Total Health Care	13,006

	Industrials — 0.8%
	Aerospace & Defense — 0.2%
140	Arconic, Inc., 5.90%, 02/01/2027	155
50	Boeing Co. (The), 6.63%, 02/15/2038	70
135	General Dynamics Corp., 2.63%, 11/15/2027	131
175	KLX, Inc., 5.88%, 12/01/2022 (e)	183
55	L3 Technologies, Inc., 3.85%, 12/15/2026	57
	Lockheed Martin Corp.,
175	3.55%, 01/15/2026	181
165	3.80%, 03/01/2045	161
112	Northrop Grumman Corp., 3.85%, 04/15/2045	109
150	Precision Castparts Corp., 4.20%, 06/15/2035	157
	Rockwell Collins, Inc.,
180	2.80%, 03/15/2022	182
225	3.20%, 03/15/2024	229
	Textron, Inc.,
90	3.38%, 03/01/2028	89
40	3.88%, 03/01/2025	42
100	TransDigm, Inc., 6.50%, 05/15/2025	103
55	Triumph Group, Inc., 7.75%, 08/15/2025 (e)	58
	United Technologies Corp.,
140	2.80%, 05/04/2024	140
80	3.13%, 05/04/2027	80
80	3.75%, 11/01/2046	77
180	5.40%, 05/01/2035	211

		2,415

	Air Freight & Logistics — 0.0% (g)
55	FedEx Corp., 4.10%, 02/01/2045	54
220	XPO Logistics, Inc., 6.50%, 06/15/2022 (e)	231

		285

	Building Products — 0.1%
200	CRH America Finance, Inc., (Ireland), 3.40%, 05/09/2027 (e)	201
200	James Hardie International Finance DAC, (Ireland), 5.88%, 02/15/2023 (e)	210
	Johnson Controls International plc,
160	4.25%, 03/01/2021	169
45	4.50%, 02/15/2047	48
125	5.00%, 03/30/2020	133
	Masco Corp.,
45	3.50%, 04/01/2021	46
40	3.50%, 11/15/2027	40
60	4.50%, 05/15/2047	60
100	Owens Corning, 4.30%, 07/15/2047	95
170	RSI Home Products, Inc., 6.50%, 03/15/2023 (e)	178

		1,180

	Commercial Services & Supplies — 0.1%
45	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	47
	ADT Corp. (The),
110	3.50%, 07/15/2022	110
100	4.13%, 06/15/2023	102
295	Clean Harbors, Inc., 5.13%, 06/01/2021	300
150	Republic Services, Inc., 5.50%, 09/15/2019	160

		719

	Construction & Engineering — 0.0% (g)
190	AECOM, 5.88%, 10/15/2024	210
45	Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	47

		257

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electrical Equipment — 0.0% (g)
	Eaton Corp.,
50	3.10%, 09/15/2027	49
160	4.00%, 11/02/2032	166
120	General Cable Corp., 5.75%, 10/01/2022	121

		336

	Industrial Conglomerates — 0.0% (g)
	General Electric Co.,
175	3.45%, 05/15/2024	183
150	Series D, (USD 3 Month LIBOR + 3.33%), 5.00%, 01/21/2021 (x) (y) (aa)	159
61	6.75%, 03/15/2032	85
139	Honeywell International, Inc., 3.35%, 12/01/2023	146
	Roper Technologies, Inc.,
31	3.00%, 12/15/2020	32
85	3.80%, 12/15/2026	87

		692

	Machinery — 0.0% (g)
50	CNH Industrial Capital LLC, 4.38%, 04/05/2022	53
195	SPX FLOW, Inc., 5.63%, 08/15/2024 (e)	204
70	Terex Corp., 5.63%, 02/01/2025 (e)	74
35	TriMas Corp., 4.88%, 10/15/2025 (e)	35
20	Wabash National Corp., 5.50%, 10/01/2025 (e)	21
30	Xylem, Inc., 4.38%, 11/01/2046	31

		418

	Road & Rail — 0.3%
435	Avis Budget Car Rental LLC, 6.38%, 04/01/2024 (e)	453
75	Burlington Northern Santa Fe LLC, 4.13%, 06/15/2047	79
	Canadian Pacific Railway Co., (Canada),
65	2.90%, 02/01/2025	65
260	4.80%, 09/15/2035	293
63	7.13%, 10/15/2031	86
305	CSX Corp., 3.25%, 06/01/2027	305
	ERAC USA Finance LLC,
40	2.80%, 11/01/2018 (e)	40
150	3.85%, 11/15/2024 (e)	156
35	4.50%, 08/16/2021 (e)	37
283	Herc Rentals, Inc., 7.75%, 06/01/2024 (e)	307
	Hertz Corp. (The),
305	5.50%, 10/15/2024 (e)	275
150	6.25%, 10/15/2022	142
125	7.63%, 06/01/2022 (e)	129
150	JB Hunt Transport Services, Inc., 3.30%, 08/15/2022	154
	Norfolk Southern Corp.,
105	2.90%, 06/15/2026	104
110	3.15%, 06/01/2027	110
391	4.84%, 10/01/2041	439
	Penske Truck Leasing Co. LP,
35	2.50%, 06/15/2019 (e)	35
160	4.20%, 04/01/2027 (e)	168
	Ryder System, Inc.,
83	2.45%, 09/03/2019	84
113	2.50%, 05/11/2020	114
	Union Pacific Corp.,
40	3.60%, 09/15/2037	41
300	3.80%, 10/01/2051	294
75	4.00%, 04/15/2047	78

		3,988

	Trading Companies & Distributors — 0.1%
325	Air Lease Corp., 3.63%, 04/01/2027	325
230	Aircastle Ltd., 5.00%, 04/01/2023	246
280	Aviation Capital Group Corp., 2.88%, 01/20/2022 (e)	280
200	HD Supply, Inc., 5.75%, 04/15/2024 (e)	214
272	International Lease Finance Corp., 3.88%, 04/15/2018	275
	United Rentals North America, Inc.,
95	4.88%, 01/15/2028	95
335	5.50%, 07/15/2025	360
68	WW Grainger, Inc., 4.60%, 06/15/2045	73

		1,868

	Total Industrials	12,158

	Information Technology — 0.7%
	Communications Equipment — 0.1%
420	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	449
	Harris Corp.,
155	2.70%, 04/27/2020	157
225	3.83%, 04/27/2025	233
250	4.85%, 04/27/2035	275

		1,114

	Electronic Equipment, Instruments & Components — 0.0% (g)
230	Anixter, Inc., 5.50%, 03/01/2023	250
	Arrow Electronics, Inc.,
95	3.88%, 01/12/2028	95
100	4.50%, 03/01/2023	107

		452

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Internet Software & Services — 0.0% (g)
105	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	110
120	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	128
250	Zayo Group LLC, 6.38%, 05/15/2025	270

		508

	IT Services — 0.1%
69	DXC Technology Co., 4.25%, 04/15/2024	73
	First Data Corp.,
325	5.38%, 08/15/2023 (e)	340
505	5.75%, 01/15/2024 (e)	528
40	Gartner, Inc., 5.13%, 04/01/2025 (e)	42
	International Business Machines Corp.,
100	3.63%, 02/12/2024	105
130	7.00%, 10/30/2025	166
180	Western Union Co. (The), 3.60%, 03/15/2022	183

		1,437

	Semiconductors & Semiconductor Equipment — 0.1%
190	Amkor Technology, Inc., 6.38%, 10/01/2022	196
	Analog Devices, Inc.,
37	3.13%, 12/05/2023	38
130	3.50%, 12/05/2026	131
241	Broadcom Corp., 3.63%, 01/15/2024 (e)	248
135	Entegris, Inc., 6.00%, 04/01/2022 (e)	141
	Intel Corp.,
113	2.88%, 05/11/2024	115
90	3.15%, 05/11/2027	91
245	Micron Technology, Inc., 5.25%, 01/15/2024 (e)	258
	QUALCOMM, Inc.,
385	2.90%, 05/20/2024	386
94	3.25%, 05/20/2027	95
400	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	438

		2,137

	Software — 0.2%
155	ACI Worldwide, Inc., 6.38%, 08/15/2020 (e)	158
20	CDK Global, Inc., 4.88%, 06/01/2027 (e)	21
280	Infor US, Inc., 6.50%, 05/15/2022	290
90	Informatica LLC, 7.13%, 07/15/2023 (e)	90
	Microsoft Corp.,
195	2.40%, 08/08/2026	189
110	3.50%, 02/12/2035	112
170	3.70%, 08/08/2046	171
160	3.75%, 05/01/2043	160
357	4.10%, 02/06/2037	390
	Oracle Corp.,
56	2.40%, 09/15/2023	56
210	2.65%, 07/15/2026	206
185	4.00%, 07/15/2046	191
20	4.13%, 05/15/2045	21
110	VMware, Inc., 2.95%, 08/21/2022	110

		2,165

	Technology Hardware, Storage & Peripherals — 0.2%
	Apple, Inc.,
105	2.85%, 05/11/2024	106
210	2.90%, 09/12/2027	208
146	3.00%, 02/09/2024	149
256	3.20%, 05/13/2025	263
285	3.20%, 05/11/2027	290
365	3.25%, 02/23/2026	375
90	3.45%, 02/09/2045	86
	Dell International LLC,
80	5.45%, 06/15/2023 (e)	88
185	6.02%, 06/15/2026 (e)	205
	Western Digital Corp.,
180	7.38%, 04/01/2023 (e)	197
220	10.50%, 04/01/2024	259

		2,226

	Total Information Technology	10,039

	Materials — 0.4%
	Chemicals — 0.2%
	Agrium, Inc., (Canada),
22	3.38%, 03/15/2025	22
120	4.13%, 03/15/2035	122
100	6.13%, 01/15/2041	123
220	CF Industries, Inc., 4.50%, 12/01/2026 (e)	230
90	Chemours Co. (The), 6.63%, 05/15/2023	96
	Dow Chemical Co. (The),
19	3.00%, 11/15/2022	19
19	4.13%, 11/15/2021	20
89	EI du Pont de Nemours & Co., 4.15%, 02/15/2043	90
140	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	158

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Chemicals — continued
180	Hexion, Inc., 6.63%, 04/15/2020	161
150	Huntsman International LLC, 5.13%, 11/15/2022	161
480	INEOS Group Holdings SA, (Luxembourg), 5.63%, 08/01/2024 (e)	499
165	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	162
	Mosaic Co. (The),
100	4.25%, 11/15/2023	104
166	5.63%, 11/15/2043	169
	NOVA Chemicals Corp., (Canada),
45	4.88%, 06/01/2024 (e)	46
35	5.25%, 06/01/2027 (e)	35
250	Potash Corp. of Saskatchewan, Inc., (Canada), 3.63%, 03/15/2024	254
100	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	105
	Scotts Miracle-Gro Co. (The),
15	5.25%, 12/15/2026	16
100	6.00%, 10/15/2023	107
	Sherwin-Williams Co. (The),
90	2.75%, 06/01/2022	91
50	3.30%, 02/01/2025	50
51	3.45%, 06/01/2027	51
30	4.50%, 06/01/2047	31
60	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	62
150	Union Carbide Corp., 7.75%, 10/01/2096	200

		3,184

	Construction Materials — 0.0% (g)
200	CRH America, Inc., (Ireland), 3.88%, 05/18/2025 (e)	209
153	Martin Marietta Materials, Inc., 3.45%, 06/01/2027	152
40	Vulcan Materials Co., 4.50%, 06/15/2047	40

		401

	Containers & Packaging — 0.1%
	Ardagh Packaging Finance plc, (Ireland),
200	6.00%, 02/15/2025 (e)	212
340	7.25%, 05/15/2024 (e)	373
35	BWAY Holding Co., 5.50%, 04/15/2024 (e)	37
150	International Paper Co., 3.80%, 01/15/2026	154
195	Reynolds Group Issuer, Inc., (New Zealand), 5.75%, 10/15/2020	198
100	WestRock Co., 3.00%, 09/15/2024 (e)	100

		1,074

	Metals & Mining — 0.1%
200	Anglo American Capital plc, (United Kingdom), 3.75%, 04/10/2022 (e)	205
	BHP Billiton Finance USA Ltd., (Australia),
70	4.13%, 02/24/2042	73
34	5.00%, 09/30/2043	40
	Freeport-McMoRan, Inc.,
250	3.55%, 03/01/2022	246
40	3.88%, 03/15/2023	40
100	4.55%, 11/14/2024	100
95	Glencore Funding LLC, (Switzerland), 4.00%, 03/27/2027 (e)	96
20	Newcrest Finance Pty. Ltd., (Australia), 5.75%, 11/15/2041 (e)	22
	Nucor Corp.,
127	4.00%, 08/01/2023	135
40	5.20%, 08/01/2043	46
237	Vale Overseas Ltd., (Brazil), 6.25%, 08/10/2026	270

		1,273

	Total Materials	5,932

	Real Estate — 0.4%
	Equity Real Estate Investment Trusts (REITs) — 0.4%
	American Tower Corp.,
145	3.13%, 01/15/2027	139
125	3.38%, 10/15/2026	124
40	3.50%, 01/31/2023	41
40	4.40%, 02/15/2026	42
	Boston Properties LP,
85	3.80%, 02/01/2024	89
200	3.85%, 02/01/2023	211
80	Brixmor Operating Partnership LP, 3.85%, 02/01/2025	80
	Crown Castle International Corp.,
72	3.70%, 06/15/2026	72
318	4.45%, 02/15/2026	337
121	DDR Corp., 3.90%, 08/15/2024	122
84	Duke Realty LP, 3.63%, 04/15/2023	87
157	EPR Properties, 4.50%, 06/01/2027	159
190	Equinix, Inc., 5.88%, 01/15/2026	209
158	ERP Operating LP, 4.63%, 12/15/2021	171
160	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	165
	GEO Group, Inc. (The),
110	5.13%, 04/01/2023	112
100	5.88%, 10/15/2024	104

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Equity Real Estate Investment Trusts (REITs) — continued
	Goodman US Finance Three LLC, (Australia),
187	3.70%, 03/15/2028 (e)	186
35	4.50%, 10/15/2037 (e)	36
	HCP, Inc.,
352	3.88%, 08/15/2024	363
65	4.20%, 03/01/2024	68
	Liberty Property LP,
45	3.38%, 06/15/2023	46
50	4.40%, 02/15/2024	53
	MGM Growth Properties Operating Partnership LP,
15	4.50%, 01/15/2028 (e)	15
120	5.63%, 05/01/2024	130
51	National Retail Properties, Inc., 3.60%, 12/15/2026	50
	Prologis LP,
19	3.75%, 11/01/2025	20
38	4.25%, 08/15/2023	41
	Realty Income Corp.,
80	3.00%, 01/15/2027	76
100	3.88%, 07/15/2024	103
100	4.13%, 10/15/2026	104
250	Scentre Group Trust 1, (Australia), 3.50%, 02/12/2025 (e)	251
17	Simon Property Group LP, 4.38%, 03/01/2021	18
95	UDR, Inc., 2.95%, 09/01/2026	91
	Uniti Group LP,
155	6.00%, 04/15/2023 (e)	148
25	7.13%, 12/15/2024 (e)	21
170	8.25%, 10/15/2023	150
	Ventas Realty LP,
80	2.70%, 04/01/2020	81
59	3.75%, 05/01/2024	60
100	3.85%, 04/01/2027	102
193	4.13%, 01/15/2026	201
2	4.38%, 02/01/2045	2
	VEREIT Operating Partnership LP,
100	3.95%, 08/15/2027	99
193	4.60%, 02/06/2024	203
	Welltower, Inc.,
130	4.00%, 06/01/2025	135
91	4.50%, 01/15/2024	98

		5,215

	Real Estate Management & Development — 0.0% (g)
200	Ontario Teachers’ Cadillac Fairview Properties Trust, (Canada), 3.88%, 03/20/2027 (e)	206

	Total Real Estate	5,421

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.6%
	AT&T, Inc.,
123	3.00%, 02/15/2022	124
775	3.40%, 05/15/2025	763
80	3.90%, 08/14/2027	80
200	3.95%, 01/15/2025	205
270	4.35%, 06/15/2045	248
40	4.45%, 04/01/2024	42
170	4.50%, 05/15/2035	168
85	4.50%, 03/09/2048	78
110	5.15%, 02/14/2050	111
200	5.25%, 03/01/2037	210
35	5.45%, 03/01/2047	37
150	6.00%, 08/15/2040	169
100	British Telecommunications plc, (United Kingdom), 9.12%, 12/15/2030	151
	CCO Holdings LLC,
50	5.00%, 02/01/2028 (e)	50
30	5.50%, 05/01/2026 (e)	31
1,095	5.75%, 02/15/2026 (e)	1,150
150	5.88%, 04/01/2024 (e)	159
285	CenturyLink, Inc., 5.63%, 04/01/2025	273
380	Frontier Communications Corp., 11.00%, 09/15/2025	323
	Intelsat Jackson Holdings SA, (Luxembourg),
300	5.50%, 08/01/2023	255
150	8.00%, 02/15/2024 (e)	161
	Level 3 Financing, Inc.,
275	5.38%, 01/15/2024	282
195	5.38%, 05/01/2025	200
40	SES GLOBAL Americas Holdings GP, (Luxembourg), 2.50%, 03/25/2019 (e)	40
585	SFR Group SA, (France), 7.38%, 05/01/2026 (e)	630
360	Sprint Capital Corp., 8.75%, 03/15/2032	460
	Telefonica Emisiones SAU, (Spain),
385	4.10%, 03/08/2027	398
102	5.13%, 04/27/2020	110
	Verizon Communications, Inc.,
80	4.13%, 03/16/2027	83
425	4.13%, 08/15/2046	386

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
209	4.15%, 03/15/2024	221
155	4.27%, 01/15/2036	152
100	4.40%, 11/01/2034	101
190	4.50%, 08/10/2033	195
101	4.52%, 09/15/2048	98
93	4.67%, 03/15/2055	88
147	4.86%, 08/21/2046	150
45	5.01%, 04/15/2049	46
20	5.01%, 08/21/2054	20
91	5.25%, 03/16/2037	100
230	Wind Acquisition Finance SA, (Italy), 7.38%, 04/23/2021 (e)	239
	Windstream Services LLC,
5	6.38%, 08/01/2023	4
505	7.50%, 06/01/2022	377

		9,168

	Wireless Telecommunication Services — 0.2%
100	America Movil SAB de CV, (Mexico), 5.00%, 03/30/2020	107
76	Rogers Communications, Inc., (Canada), 3.63%, 12/15/2025	78
	Sprint Corp.,
975	7.63%, 02/15/2025	1,121
480	7.88%, 09/15/2023	557
745	T-Mobile USA, Inc., 6.50%, 01/15/2024	794
240	United States Cellular Corp., 6.70%, 12/15/2033	250
50	Vodafone Group plc, (United Kingdom), 6.15%, 02/27/2037	61

		2,968

	Total Telecommunication Services	12,136

	Utilities — 0.8%
	Electric Utilities — 0.6%
	Alabama Power Co.,
61	Series 13-A, 3.55%, 12/01/2023	64
200	3.85%, 12/01/2042	198
86	American Transmission Systems, Inc., 5.25%, 01/15/2022 (e)	94
100	Appalachian Power Co., 4.60%, 03/30/2021	107
150	Arizona Public Service Co., 4.50%, 04/01/2042	165
92	CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/2027	91
	Commonwealth Edison Co.,
180	2.55%, 06/15/2026	175
135	Series 122, 2.95%, 08/15/2027	134
70	Series 123, 3.75%, 08/15/2047	70
125	Connecticut Light & Power Co. (The), Series A, 3.20%, 03/15/2027	126
140	DTE Electric Co., 3.38%, 03/01/2025	144
145	Duke Energy Corp., 3.15%, 08/15/2027	144
80	Duke Energy Indiana LLC, 3.75%, 05/15/2046	80
	Duke Energy Progress LLC,
150	4.10%, 03/15/2043	157
25	4.15%, 12/01/2044	27
55	Duquesne Light Holdings, Inc., 3.62%, 08/01/2027 (e)	55
	Edison International,
25	2.40%, 09/15/2022	25
105	2.95%, 03/15/2023	106
	Electricite de France SA, (France),
80	2.15%, 01/22/2019 (e)	80
35	4.88%, 01/22/2044 (e)	37
80	Emera US Finance LP, (Canada), 4.75%, 06/15/2046	86
100	Entergy Arkansas, Inc., 3.50%, 04/01/2026	103
60	Entergy Corp., 2.95%, 09/01/2026	58
40	Entergy Mississippi, Inc., 2.85%, 06/01/2028	39
	Exelon Corp.,
15	2.45%, 04/15/2021	15
160	3.50%, 06/01/2022	165
	FirstEnergy Corp.,
65	Series B, 3.90%, 07/15/2027	66
30	Series C, 4.85%, 07/15/2047	32
35	Great Plains Energy, Inc., 4.85%, 06/01/2021	37
155	Gulf Power Co., Series A, 3.30%, 05/30/2027	157
45	Indiana Michigan Power Co., Series L, 3.75%, 07/01/2047	44
135	ITC Holdings Corp., 3.65%, 06/15/2024	139
265	Jersey Central Power & Light Co., 4.30%, 01/15/2026 (e)	277
200	Kansas City Power & Light Co., 5.30%, 10/01/2041	234
50	Kentucky Utilities Co., 3.30%, 10/01/2025	51
24	Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/2025	25
	MidAmerican Energy Co.,
309	3.10%, 05/01/2027	310
244	3.50%, 10/15/2024	256
34	Nevada Power Co., 5.45%, 05/15/2041	41

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Electric Utilities — continued
50	NextEra Energy Capital Holdings, Inc., 1.65%, 09/01/2018	50
	Oncor Electric Delivery Co. LLC,
115	2.15%, 06/01/2019	115
12	2.95%, 04/01/2025	12
	Pacific Gas & Electric Co.,
75	3.25%, 06/15/2023	78
205	3.30%, 03/15/2027	208
250	6.05%, 03/01/2034	325
400	PECO Energy Co., 4.80%, 10/15/2043	460
150	Pennsylvania Electric Co., 3.25%, 03/15/2028 (e)	148
165	PPL Capital Funding, Inc., 3.50%, 12/01/2022	171
	PPL Electric Utilities Corp.,
104	4.13%, 06/15/2044	110
42	4.75%, 07/15/2043	49
117	Progress Energy, Inc., 4.40%, 01/15/2021	124
150	Public Service Co. of Colorado, 2.50%, 03/15/2023	150
30	Public Service Co. of New Hampshire, 3.50%, 11/01/2023	31
117	Rochester Gas & Electric Corp., 3.10%, 06/01/2027 (e)	117
	Sierra Pacific Power Co.,
295	2.60%, 05/01/2026	285
41	Series T, 3.38%, 08/15/2023	43
	Southern California Edison Co.,
65	4.00%, 04/01/2047	68
40	4.50%, 09/01/2040	45
66	4.65%, 10/01/2043	76
100	6.65%, 04/01/2029	129
219	Southwestern Electric Power Co., Series J, 3.90%, 04/01/2045	220
110	Southwestern Public Service Co., 3.70%, 08/15/2047	109
185	Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (e)	193
130	Union Electric Co., 2.95%, 06/15/2027	129
	Virginia Electric & Power Co.,
185	Series C, 2.75%, 03/15/2023	187
150	2.95%, 01/15/2022	153
21	3.45%, 02/15/2024	22
75	4.00%, 01/15/2043	77
165	Wisconsin Electric Power Co., 3.10%, 06/01/2025	167
	Xcel Energy, Inc.,
95	3.30%, 06/01/2025	97
95	4.70%, 05/15/2020	100

		8,462

	Gas Utilities — 0.1%
55	AmeriGas Partners LP, 5.50%, 05/20/2025	57
86	CenterPoint Energy Resources Corp., 4.50%, 01/15/2021	90
	Dominion Energy Gas Holdings LLC,
70	2.50%, 12/15/2019	71
73	4.60%, 12/15/2044	76
95	KeySpan Gas East Corp., 2.74%, 08/15/2026 (e)	92
100	Piedmont Natural Gas Co., Inc., 3.64%, 11/01/2046	95
200	Southern California Gas Co., 3.20%, 06/15/2025	203
31	Southern Natural Gas Co. LLC, 4.80%, 03/15/2047 (e)	34

		718

	Independent Power and Renewable Electricity Producers — 0.0% (g)
135	Dynegy, Inc., 5.88%, 06/01/2023	134
	Exelon Generation Co. LLC,
160	2.95%, 01/15/2020	163
65	3.40%, 03/15/2022	67
94	5.75%, 10/01/2041	97
40	NRG Energy, Inc., 6.63%, 01/15/2027	42
25	PSEG Power LLC, 4.30%, 11/15/2023	26
75	Southern Power Co., Series F, 4.95%, 12/15/2046	80

		609

	Multi-Utilities — 0.1%
75	Berkshire Hathaway Energy Co., 3.50%, 02/01/2025	77
	CMS Energy Corp.,
50	2.95%, 02/15/2027	48
335	3.45%, 08/15/2027	336
100	Consolidated Edison Co. of New York, Inc., Series 08-B, 6.75%, 04/01/2038	140
195	Dominion Energy, Inc., Series D, 2.85%, 08/15/2026	188
61	DTE Energy Co., Series F, 3.85%, 12/01/2023	64
	NiSource Finance Corp.,
70	3.95%, 03/30/2048	69
65	4.80%, 02/15/2044	72
15	5.65%, 02/01/2045	18
	Sempra Energy,
80	2.40%, 03/15/2020	80

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Multi-Utilities — continued
45	3.25%, 06/15/2027	45
144	4.05%, 12/01/2023	152
	Southern Co. Gas Capital Corp.,
77	3.25%, 06/15/2026	76
200	5.25%, 08/15/2019	211
18	5.88%, 03/15/2041	22

		1,598

	Water Utilities — 0.0% (g)
	American Water Capital Corp.,
100	3.40%, 03/01/2025	103
100	6.59%, 10/15/2037	137

		240

	Total Utilities	11,627

	Total Corporate Bonds (Cost $148,139)	152,403

SHARES
Exchange-Traded Fund — 0.0% (g)
	U.S. Equity — 0.0% (g)
3	iShares Russell 2000 Fund (Cost $425)	445

PRINCIPAL AMOUNT($)
Foreign Government Securities — 0.1%
150	Republic of Colombia, (Colombia), 7.38%, 09/18/2037	197
20	Republic of Peru, (Peru), 5.63%, 11/18/2050	25
	Republic of Poland, (Poland),
100	3.25%, 04/06/2026	102
50	4.00%, 01/22/2024	54
	United Mexican States, (Mexico),
86	4.00%, 10/02/2023	91
143	5.55%, 01/21/2045	165

	Total Foreign Government Securities (Cost $589)	634

SHARES
Investment Companies — 16.6% (b)
3,647	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	30,565
1,655	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	46,372
2,867	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	24,313
7,383	JPMorgan High Yield Fund, Class R6 Shares	55,372
841	JPMorgan Mid Cap Equity Fund, Class R6 Shares	43,076
3,132	JPMorgan Realty Income Fund, Class R6 Shares	41,153

	Total Investment Companies (Cost $200,325)	240,851

PRINCIPAL AMOUNT($)
Mortgage-Backed Securities — 0.8%
18	FHLMC Gold Pools, 15 Year, Single Family, 5.50%, 02/01/2024	19
	FHLMC Gold Pools, 30 Year, Single Family,
162	4.50%, 05/01/2041	175
85	5.50%, 02/01/2039	95
109	6.00%, 08/01/36 - 12/01/36	123
2	7.00%, 02/01/2026	2
4	7.50%, 05/01/26 - 08/01/27	4
2	8.00%, 04/01/25 - 05/01/25	3
3	8.50%, 07/01/2026	4
	FNMA, 15 Year, Single Family,
2	4.50%, 05/01/2019	2
3	5.00%, 10/01/2019	3
27	6.00%, 10/01/19 - 01/01/24	29
83	FNMA, 20 Year, Single Family, 5.50%, 02/01/2028	92
	FNMA, 30 Year, Single Family,
135	6.00%, 12/01/32 - 04/01/35	156
130	6.50%, 02/01/26 - 10/01/38	148
74	7.00%, 03/01/26 - 11/01/38	85
14	8.00%, 11/01/22 - 06/01/24	15
6	9.00%, 08/01/2024	6
	FNMA, Other,
135	ARM, 1.58%, 01/01/2023 (z)	135
195	1.74%, 05/01/2020	193
453	2.35%, 05/01/23 - 08/01/28	440
100	2.40%, 12/01/2022	101
229	2.41%, 01/01/2023	231
400	2.46%, 10/01/2026	389
184	2.53%, 03/01/2023	186
450	2.57%, 08/01/2028	439
178	2.71%, 04/01/2023	181
226	2.84%, 06/01/2022	232
90	2.90%, 06/01/2022	92
1,189	3.03%, 12/01/21 - 04/01/30	1,202

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage-Backed Securities — continued
141	3.05%, 10/01/2020	145
94	3.11%, 10/01/2021	97
194	3.37%, 11/01/2020	201
700	3.38%, 01/01/18 - 12/01/23	725
195	3.48%, 12/01/2020	203
140	3.59%, 10/01/2020	146
500	3.69%, 11/01/2023	531
132	3.70%, 12/01/2020	138
748	3.73%, 06/01/2018	752
377	3.76%, 08/01/2023	402
155	3.82%, 05/01/2022	164
400	3.86%, 11/01/2023	429
472	3.94%, 12/01/2025	511
400	4.04%, 10/01/2020	422
470	4.30%, 06/01/2021	501
273	4.33%, 04/01/2021	291
223	4.37%, 02/01/2020	235
162	4.77%, 06/01/2019	169
	GNMA I, 30 Year, Single Family,
23	6.50%, 01/15/24 - 03/15/28	26
46	7.00%, 04/15/24 - 05/15/26	46
10	7.50%, 06/15/25 - 05/15/26	10
12	8.00%, 04/15/24 - 09/15/27	13
15	8.50%, 06/15/22 - 12/15/22	15
	GNMA II, 30 Year, Single Family,
2	8.00%, 07/20/2028	2
9	8.50%, 09/20/2025	10

	Total Mortgage-Backed Securities (Cost $10,748)	10,966

Municipal Bonds — 0.1% (t)
	New York — 0.0% (g)
35	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series D, Rev., 5.60%, 03/15/2040	45
150	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.65%, 11/01/2040	193

		238

	Ohio — 0.1%
210	American Municipal Power, Inc., Meldahl Hydroelectric Project, Series B, Rev., 7.50%, 02/15/2050	307

	Total Municipal Bonds (Cost $395)	545

U.S. Government Agency Securities — 0.0% (g)
250	Resolution Funding Corp. STRIPS, 1.71%, 07/15/2020 (n)	238
	Tennessee Valley Authority,
74	1.75%, 10/15/2018	74
44	4.63%, 09/15/2060	53

	Total U.S. Government Agency Securities (Cost $356)	365

U.S. Treasury Obligations — 4.1%
	U.S. Treasury Bonds,
2,800	2.75%, 11/15/2042	2,762
405	3.00%, 05/15/2047	417
1,000	4.25%, 05/15/2039	1,250
2,000	5.50%, 08/15/2028	2,603
	U.S. Treasury Notes,
1,000	0.63%, 11/30/2017	999
8,028	0.75%, 01/31/2018 (k)	8,017
4,000	1.00%, 11/30/2019	3,957
1,500	1.25%, 12/15/2018	1,497
420	1.50%, 06/15/2020	419
2,000	1.50%, 02/28/2023	1,948
2,000	1.63%, 04/30/2019	2,006
4,000	1.63%, 07/31/2020	4,001
1,000	1.63%, 11/30/2020	998
6,000	1.63%, 04/30/2023	5,874
1,400	1.75%, 01/31/2023	1,383
4,000	1.75%, 05/15/2023	3,940
2,500	1.88%, 04/30/2022	2,497
700	2.00%, 11/30/2022	701
9,000	2.00%, 02/15/2025	8,874
140	2.25%, 08/15/2027	139
1,800	2.38%, 12/31/2020	1,839
3,000	3.50%, 02/15/2018	3,026

	Total U.S. Treasury Obligations (Cost $59,400)	59,147

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
23	Media General, Inc., CVR (bb) (Cost $–) (h)	1

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF WARRANTS		SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
–	(h)	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $—)	–

PRINCIPAL AMOUNT($)
Short-Term Investments— 3.7%
		U.S. Treasury Obligations— 0.0% (g)
		U.S. Treasury Bills,
40		0.96%, 03/01/2018 (k) (n)	40

145		1.09%, 12/07/2017 (k) (n)	144

		Total U.S. Treasury Obligations (Cost $184)	184
SHARES
		Investment Companies — 3.7%
–	(h)	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.20% (b) (l)	–	(h)
53,171		JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l)	53,171

		Total Investment Companies (Cost $53,171)	53,171

		Total Short-Term Investments (Cost $53,355)	53,355

		Total Investments — 98.2% (Cost $1,178,799)	1,422,552
		Other Assets in Excess of Liabilities — 1.8%	26,035

		NET ASSETS — 100.0%	$1,448,587

Percentages indicated are based on net assets.

PORTFOLIO COMPOSITION BY COUNTRY*
United States	77.8%
Japan	3.6
United Kingdom	3.0
France	2.1
Switzerland	1.8
Germany	1.6
Netherlands	1.1
China	1.1
Others (each less than 1.0%)	7.9

* Percentages indicated are based upon total investments as of September 30, 2017.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	324	12/2017	AUD	32,287	(739)
EURO STOXX 50 Index	565	12/2017	EUR	23,897	589
FTSE 100 Index	8	12/2017	GBP	786	(2)
MSCI EAFE E-Mini Index	32	12/2017	USD	3,165	– (h)
MSCI Emerging Markets E-Mini Index	310	12/2017	USD	16,884	(236)
S&P 500 E-Mini Index	259	12/2017	USD	32,584	405
SPI 200 Index	96	12/2017	AUD	10,701	(50)
TOPIX Index	152	12/2017	JPY	22,641	1,319
U.S. Treasury 2 Year Note	20	12/2017	USD	4,313	(12)
U.S. Treasury 5 Year Note	233	12/2017	USD	27,367	(166)
U.S. Treasury 10 Year Note	394	12/2017	USD	49,349	(509)
U.S. Treasury Long Bond	13	12/2017	USD	1,985	(30)
U.S. Treasury Ultra Bond	4	12/2017	USD	660	(10)

					559

Short Contracts
Euro-Bund	(231)	12/2017	EUR	(43,959)	339
FTSE 100 Index	(110)	12/2017	GBP	(10,813)	74
Long Gilt	(163)	12/2017	GBP	(27,058)	626
S&P/TSX 60 Index	(38)	12/2017	CAD	(5,596)	(275)
U.S. Treasury 2 Year Note	(41)	12/2017	USD	(8,842)	24
U.S. Treasury 10 Year Note	(16)	12/2017	USD	(2,004)	11
U.S. Treasury 10 Year Ultra Note	(50)	12/2017	USD	(6,711)	70

					869

					1,428

Forward foreign currency exchange contracts outstanding as of September 30, 2017:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
CAD	3,491	AUD	3,563	TD Bank Financial Group	12/15/2017	7
CHF	1,382	JPY	160,066	Goldman Sachs International	12/15/2017	7
CZK	33,328	USD	1,512	Goldman Sachs International	12/15/2017	11
EUR	3,564	AUD	5,362	Goldman Sachs International	12/15/2017	28
EUR	5,989	GBP	5,288	State Street Corp.	12/15/2017	6
EUR	4,775	SEK	45,659	Goldman Sachs International	12/15/2017	37
EUR	3,565	SEK	33,983	TD Bank Financial Group	12/15/2017	40
EUR	2,414	USD	2,854	State Street Corp.	12/15/2017	11
EUR	1,211	USD	1,430	TD Bank Financial Group	12/15/2017	7
GBP	2,132	EUR	2,384	Goldman Sachs International	12/15/2017	34
GBP	2,154	SEK	22,731	Goldman Sachs International	12/15/2017	90
GBP	2,155	SEK	22,742	Royal Bank of Canada	12/15/2017	89
GBP	2,155	SEK	22,623	TD Bank Financial Group	12/15/2017	105
GBP	4,434	USD	5,897	Australia & New Zealand Banking Group Ltd.	12/15/2017	57
GBP	2,147	USD	2,875	HSBC Bank, N.A.	12/15/2017	9
GBP	4,256	USD	5,581	TD Bank Financial Group	12/15/2017	136
INR	70,462	USD	1,066	Citibank, NA**	12/15/2017	3
JPY	477,930	CAD	5,312	TD Bank Financial Group	12/15/2017	4
JPY	159,434	SEK	11,406	Royal Bank of Canada	12/15/2017	16
JPY	159,601	USD	1,420	Goldman Sachs International	12/15/2017	3
NOK	22,463	CAD	3,519	Goldman Sachs International	12/15/2017	3
NOK	22,092	CAD	3,452	Royal Bank of Canada	12/15/2017	11

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NZD	1,947	AUD	1,790	Australia & New Zealand Banking Group Ltd.	12/15/2017	2
NZD	3,872	CAD	3,477	Goldman Sachs International	12/15/2017	5
PHP	363,857	USD	7,084	Goldman Sachs International**	12/15/2017	29
PLN	3,221	USD	880	State Street Corp.	12/15/2017	2
RUB	484,717	USD	8,253	Goldman Sachs International**	12/15/2017	46
SEK	11,287	NOK	11,037	Merrill Lynch International	12/15/2017	4
SEK	34,559	USD	4,261	Royal Bank of Canada	12/15/2017	–	(h)
THB	23,780	USD	712	Citibank, NA	12/15/2017	2
USD	1,425	AUD	1,780	Australia & New Zealand Banking Group Ltd.	12/15/2017	30
USD	4,203	AUD	5,281	TD Bank Financial Group	12/15/2017	64
USD	1,814	BRL	5,744	Goldman Sachs International**	12/15/2017	19
USD	2,841	CAD	3,480	Credit Suisse International	12/15/2017	50
USD	2,841	CAD	3,528	Goldman Sachs International	12/15/2017	12
USD	2,841	CAD	3,541	HSBC Bank, N.A.	12/15/2017	2
USD	7,102	CAD	8,634	TD Bank Financial Group	12/15/2017	179
USD	601	CHF	579	Australia & New Zealand Banking Group Ltd.	12/15/2017	–	(h)
USD	13,096	CHF	12,499	Deutsche Bank AG	12/15/2017	124
USD	1,089	CHF	1,031	TD Bank Financial Group	12/15/2017	19
USD	8,809	CLP	5,549,346	Goldman Sachs International**	12/15/2017	153
USD	1,421	CLP	910,251	Merrill Lynch International**	12/15/2017	1
USD	7,338	COP	21,545,263	Merrill Lynch International**	12/15/2017	62
USD	3,042	CZK	65,934	Goldman Sachs International	12/15/2017	29
USD	4,177	EUR	3,473	Australia & New Zealand Banking Group Ltd.	12/15/2017	55
USD	652	GBP	479	National Australia Bank Ltd.	12/15/2017	8
USD	4,270	GBP	3,176	TD Bank Financial Group	12/15/2017	5
USD	2,938	HUF	752,554	Goldman Sachs International	12/15/2017	74
USD	1,344	HUF	341,660	Merrill Lynch International	12/15/2017	44
USD	2,929	HUF	753,595	Royal Bank of Canada	12/15/2017	62

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	2,490	IDR	33,314,580	Goldman Sachs International**	12/15/2017	35
USD	1,194	ILS	4,202	Deutsche Bank AG	12/15/2017	2
USD	2,841	ILS	9,958	HSBC Bank, N.A.	12/15/2017	16
USD	11,294	INR	728,586	Goldman Sachs International**	12/15/2017	242
USD	2,811	INR	181,685	Merrill Lynch International**	12/15/2017	55
USD	1,681	JPY	182,150	Australia & New Zealand Banking Group Ltd.	12/15/2017	56
USD	1,420	JPY	159,191	Citibank, NA	12/15/2017	–
USD	8,522	JPY	931,972	Goldman Sachs International	12/15/2017	210
USD	2,651	MXN	47,811	Barclays Bank plc	12/15/2017	57
USD	4,555	MXN	82,627	Goldman Sachs International	12/15/2017	71
USD	2,884	MYR	12,040	Goldman Sachs International**	12/15/2017	36
USD	17,098	NOK	133,906	Deutsche Bank AG	12/15/2017	257
USD	2,863	NZD	3,931	Goldman Sachs International	12/15/2017	28
USD	2,860	NZD	3,941	TD Bank Financial Group	12/15/2017	17
USD	5,716	PLN	20,364	HSBC Bank, N.A.	12/15/2017	135
USD	1,426	RON	5,481	Deutsche Bank AG	12/15/2017	17
USD	914	RUB	52,946	Goldman Sachs International**	12/15/2017	8
USD	2,815	RUB	164,273	Merrill Lynch International**	12/15/2017	2
USD	24,318	SEK	192,796	Royal Bank of Canada	12/15/2017	543
USD	3,265	THB	107,891	Australia & New Zealand Banking Group Ltd.	12/15/2017	28
USD	606	TRY	2,131	Merrill Lynch International	12/15/2017	21
USD	4,338	TWD	129,633	Goldman Sachs International**	12/15/2017	56
USD	2,863	TWD	85,902	Merrill Lynch International**	12/15/2017	26
USD	4,582	ZAR	60,933	Barclays Bank plc	12/15/2017	135

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

USD	2,841	ZAR	37,819	Citibank, NA	12/15/2017	80
USD	1,128	ZAR	15,089	Merrill Lynch International	12/15/2017	27
USD	2,092	ZAR	27,706	Royal Bank of Canada	12/15/2017	70

Total unrealized appreciation						4,026

AUD	5,419	NZD	5,894	Royal Bank of Canada	12/15/2017	(4)
AUD	9,026	USD	7,240	Australia & New Zealand Banking Group Ltd.	12/15/2017	(166)
BRL	2,434	USD	779	Goldman Sachs International**	12/15/2017	(19)
BRL	5,534	USD	1,750	Merrill Lynch International**	12/15/2017	(20)
CAD	3,506	JPY	318,964	TD Bank Financial Group	12/15/2017	(34)
CAD	22,834	USD	18,804	Merrill Lynch International	12/15/2017	(495)
CAD	3,541	USD	2,841	Royal Bank of Canada	12/15/2017	(1)
CHF	1,357	USD	1,420	State Street Corp.	12/15/2017	(12)
CLP	914,859	USD	1,433	Goldman Sachs International**	12/15/2017	(6)
CLP	2,828,200	USD	4,511	Merrill Lynch International**	12/15/2017	(99)
COP	13,304,212	USD	4,524	Goldman Sachs International**	12/15/2017	(31)
CZK	190,142	USD	8,780	Royal Bank of Canada	12/15/2017	(90)
EUR	2,376	CHF	2,738	Goldman Sachs International	12/15/2017	(21)
EUR	1,211	SEK	11,677	State Street Corp.	12/15/2017	(3)
EUR	2,300	USD	2,769	Citibank, NA	12/15/2017	(39)
EUR	2,380	USD	2,879	Goldman Sachs International	12/15/2017	(55)
EUR	2,393	USD	2,871	Royal Bank of Canada	12/15/2017	(31)
HUF	739,124	USD	2,877	HSBC Bank, N.A.	12/15/2017	(64)
IDR	46,684,376	USD	3,500	Goldman Sachs International**	12/15/2017	(59)
IDR	33,798,472	USD	2,542	Merrill Lynch International**	12/15/2017	(51)
ILS	10,142	USD	2,916	Deutsche Bank AG	12/15/2017	(39)
ILS	9,866	USD	2,800	Goldman Sachs International	12/15/2017	(2)
ILS	10,062	USD	2,858	HSBC Bank, N.A.	12/15/2017	(3)
ILS	20,209	USD	5,757	Merrill Lynch International	12/15/2017	(25)
JPY	312,584	GBP	2,141	HSBC Bank, N.A.	12/15/2017	(88)
JPY	157,936	GBP	1,064	Merrill Lynch International	12/15/2017	(20)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	337,504	USD	3,086	Australia & New Zealand Banking Group Ltd.	12/15/2017	(76)
KRW	4,826,421	USD	4,278	Merrill Lynch International**	12/15/2017	(60)
MXN	52,285	USD	2,841	Citibank, NA	12/15/2017	(4)
MXN	310,467	USD	17,213	Goldman Sachs International	12/15/2017	(367)
MYR	12,040	USD	2,872	Goldman Sachs International**	12/15/2017	(24)
NOK	22,074	CHF	2,698	TD Bank Financial Group	12/15/2017	(24)
NOK	11,371	EUR	1,211	Goldman Sachs International	12/15/2017	(7)
NOK	11,079	GBP	1,049	Goldman Sachs International	12/15/2017	(15)
NOK	11,016	NZD	1,966	Citibank, NA	12/15/2017	(32)
NOK	11,039	NZD	1,965	Goldman Sachs International	12/15/2017	(29)
NOK	33,155	SEK	34,027	Goldman Sachs International	12/15/2017	(26)
NOK	22,201	USD	2,841	Goldman Sachs International	12/15/2017	(49)
NZD	2,208	USD	1,605	Australia & New Zealand Banking Group Ltd.	12/15/2017	(12)
NZD	1,946	USD	1,405	Goldman Sachs International	12/15/2017	(1)
NZD	1,936	USD	1,409	TD Bank Financial Group	12/15/2017	(13)
PLN	12,617	USD	3,554	Barclays Bank plc	12/15/2017	(96)
PLN	10,013	USD	2,841	HSBC Bank, N.A.	12/15/2017	(96)
PLN	10,095	USD	2,834	Merrill Lynch International	12/15/2017	(67)
PLN	10,547	USD	2,952	Royal Bank of Canada	12/15/2017	(61)
RON	27,509	USD	7,170	Deutsche Bank AG	12/15/2017	(96)
RON	5,362	USD	1,400	Merrill Lynch International	12/15/2017	(21)
RUB	165,624	USD	2,841	Goldman Sachs International**	12/15/2017	(5)
SEK	34,001	EUR	3,565	Citibank, NA	12/15/2017	(38)
SEK	22,735	EUR	2,384	Goldman Sachs International	12/15/2017	(26)
SEK	103,588	EUR	10,828	TD Bank Financial Group	12/15/2017	(77)

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SEK	22,995	GBP	2,128	Goldman Sachs International	12/15/2017	(22)
SEK	22,926	GBP	2,128	Royal Bank of Canada	12/15/2017	(31)
SEK	22,509	USD	2,841	Royal Bank of Canada	12/15/2017	(65)
SEK	22,515	USD	2,841	TD Bank Financial Group	12/15/2017	(64)
THB	131,423	USD	3,978	Goldman Sachs International	12/15/2017	(34)
TRY	16,793	USD	4,678	Goldman Sachs International	12/15/2017	(66)
TRY	91,165	USD	25,819	Merrill Lynch International	12/15/2017	(783)
TRY	2,465	USD	681	Royal Bank of Canada	12/15/2017	(4)
TWD	86,879	USD	2,908	Merrill Lynch International**	12/15/2017	(38)
USD	2,824	AUD	3,613	Citibank, NA	12/15/2017	(7)
USD	4,235	AUD	5,419	Goldman Sachs International	12/15/2017	(13)
USD	689	BRL	2,224	Goldman Sachs International**	12/15/2017	(6)
USD	1,508	HUF	397,426	Royal Bank of Canada	12/15/2017	(4)
USD	659	IDR	8,989,082	Citibank, NA**	12/15/2017	(3)
USD	11,667	ILS	41,151	Barclays Bank plc	12/15/2017	(6)
USD	4,261	JPY	477,826	Citibank, NA	12/15/2017	(1)
USD	4,261	JPY	479,053	Goldman Sachs International	12/15/2017	(11)
USD	2,992	NZD	4,165	Goldman Sachs International	12/15/2017	(12)
USD	2,841	PHP	146,439	Citibank, NA**	12/15/2017	(22)
USD	1,422	PHP	73,110	Goldman Sachs International**	12/15/2017	(7)
USD	3,147	RUB	184,898	Goldman Sachs International**	12/15/2017	(19)
USD	465	SEK	3,780	Royal Bank of Canada	12/15/2017	(1)
USD	484	TRY	1,766	Credit Suisse International	12/15/2017	(1)
USD	1,431	TWD	43,334	Citibank, NA**	12/15/2017	(1)
USD	912	ZAR	12,561	Royal Bank of Canada	12/15/2017	(5)

Total unrealized depreciation						(4,025)

Net unrealized appreciation						1

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ACES	—	Alternative Credit Enhancement Securities
ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2017.
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CLP	—	Chilean Peso
COP	—	Colombian Peso
CVA	—	Dutch Certification
CVR	—	Contingent Value Rights
CZK	—	Czech Republic Koruna
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GNMA	—	Government National Mortgage Association
HUF	—	Hungarian Forint
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2017. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
ILS	—	Israeli Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NVDR	—	Non Voting Depositary Receipt
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
PLN	—	Polish Zloty
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMIC	—	Real Estate Mortgage Investment Conduits

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Rev.	—	Revenue
RON	—	Romanian Leu
RUB	—	Russian Ruble
SEK	—	Swedish Krona
SPI	—	Australian Securities Exchange
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2017.
THB	—	Thai Baht
TRY	—	Turkish Lira
TSX	—	Toronto Stock Exchange
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(n)	—	The rate shown is the effective yield as of September 30, 2017.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2017.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and repayments on the underlying pool of assets. The interest rate shown is the current rate as of September 30, 2017.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.
**	—	Non-deliverable forward.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at September 30, 2017.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other thanquoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$67,525	$32,365	$—		$99,890
Consumer Staples	30,123	21,831	—		51,954
Energy	29,835	13,640	—		43,475
Financials	87,484	63,857	—		151,341
Health Care	67,878	22,236	—		90,114
Industrials	64,133	36,140	—		100,273
Information Technology	133,481	27,626	—		161,107
Materials	13,713	24,827	—		38,540
Real Estate	13,150	5,479	—		18,629
Telecommunication Services	5,699	8,212	—		13,911
Utilities	15,751	5,242	—		20,993

Total Common Stocks	528,772	261,455	—		790,227

Debt Securities
Asset-Backed Securities	—	13,468	28,735		42,203
Collateralized Mortgage Obligations	—	60,449	743		61,192
Commercial Mortgage-Backed Securities	—	9,686	532		10,218
Corporate Bonds
Consumer Discretionary	—	19,173	—		19,173
Consumer Staples	—	8,479	—		8,479
Energy	—	14,603	—	(a)	14,603
Financials	—	39,829	—		39,829
Health Care	—	13,006	—		13,006
Industrials	—	12,158	—		12,158
Information Technology	—	10,039	—		10,039
Materials	—	5,932	—		5,932
Real Estate	—	5,421	—		5,421
Telecommunication Services	—	12,136	—		12,136
Utilities	—	11,627	—		11,627

Total Corporate Bonds	—	152,403	—		152,403

Exchange-Traded Fund	445	—	—		445
Foreign Government Securities	—	634	—		634
Mortgage-Backed Securities	—	10,966	—		10,966
Municipal Bonds	—	545	—		545
U.S. Government Agency Securities	—	365	—		365
U.S. Treasury Obligations	—	59,147	—		59,147
Rights
Consumer Discretionary	—	—	1		1
Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investments
Investment Companies	53,171	—	—		53,171

U.S. Treasury Obligations	—	184	—		184

Total Short-Term Investments	53,171	184	—		53,355

Investment Companies	240,851	—	—		240,851

Total Investments in Securities	823,239	569,302	30,011		1,422,552

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,026	$—		$4,026
Futures Contracts	1,474	1,983	—		3,457

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Appreciation in Other Financial Instruments	$1,474	$6,009	$—	$7,483

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,025)	$—	$(4,025)
Futures Contracts	(1,976)	(53)	—	(2,029)

Total Depreciation in Other Financial Instruments	$(1,976)	$(4,078)	$—	$(6,054)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

There were no significant transfers among any levels during the period ended September 30, 2017.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of June 30, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2017
Investments in Securities:
Asset-Backed Securities	$25,757		$145	$215	$30	$2,651	$(2,274)	$3,559	$(1,348)	$28,735
Collateralized Mortgage Obligations	774		6	(1)	1	—	(37)	—	—	743
Commercial Mortgage-Backed Securities	1,149		3	12	(1)	1	(408)	—	(224)	532
Corporate Bonds - Energy	113		—	—	—	—	—	—	(113)	—	(b)
Rights - Consumer Discretionary	—	(a)	46	1	—	—	(46)	—	—	1
Warrants - Financials	—	(b)	—	—	—	—	—	—	—	—	(b)

	$27,793		$200	$227	$30	$2,652	$(2,765)	$3,559	$(1,685)	$30,011

¹	Purchases include all purchases of securities and securities received in corporate actions.
²	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at September 30, 2017, which were valued using significant unobservable inputs (level 3) amounted to approximately $245,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at September 30, 2017		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$28,180		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (6.55%)
				Constant Default Rate	0.00% - 9.17% (3.75%)
				Yield (Discount Rate of Cash Flows)	1.45% - 10.17% (3.97%)

Asset-Backed Securities	28,180
	518		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (0.00%)
				Yield (Discount Rate of Cash Flows)	(12.31%) - 5.33% (-4.75%)

Commercial Mortgage-Backed Securities	518
	743		Discounted Cash Flow	Constant Prepayment Rate	11.43% (11.43%)
				Constant Default Rate	3.00% (3.00%)
				Yield (Discount Rate of Cash Flows)	8.62% (8.62%)

Commercial Mortgage Obligations	743
	1		Pending Distribution Amount	Expected Recovery	$0.049 ($0.049)

Rights	1
	—	(a)	Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Warrants	—	(a)
Total	$29,442

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At September 30, 2017, the value of these investments was approximately $569,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts,, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (i.e., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions. As of September, 2017, the Fund did not receive or post collateral for forward foreign currency exchange contracts.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 18.2%
	Hotels, Restaurants & Leisure — 1.2%
63	Las Vegas Sands Corp.	4,041

	Internet & Direct Marketing Retail — 9.3%
19	Amazon.com, Inc. (a)	18,617
7	Priceline Group, Inc. (The) (a)	12,797

		31,414

	Specialty Retail — 7.7%
78	Home Depot, Inc. (The)	12,749
83	Ross Stores, Inc.	5,364
34	Ulta Beauty, Inc. (a)	7,675

		25,788

	Total Consumer Discretionary	61,243

	Consumer Staples — 2.3%
	Beverages — 2.3%
139	Monster Beverage Corp. (a)	7,666

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
33	Pioneer Natural Resources Co.	4,839

	Financials — 8.7%
	Capital Markets — 8.7%
364	Charles Schwab Corp. (The)	15,905
197	Intercontinental Exchange, Inc.	13,501

	Total Financials	29,406

	Health Care — 13.2%
	Biotechnology — 3.8%
84	Vertex Pharmaceuticals, Inc. (a)	12,799

	Health Care Equipment & Supplies — 4.3%
14	Intuitive Surgical, Inc. (a)	14,355

	Health Care Providers & Services — 4.1%
71	UnitedHealth Group, Inc.	13,871

	Life Sciences Tools & Services — 1.0%
17	Illumina, Inc. (a)	3,421

	Total Health Care	44,446

	Industrials — 4.2%
	Airlines — 1.3%
81	Southwest Airlines Co.	4,515

	Electrical Equipment — 1.6%
29	Rockwell Automation, Inc.	5,239

	Trading Companies & Distributors — 1.3%
30	United Rentals, Inc. (a)	4,211

	Total Industrials	13,965

	Information Technology — 46.5%
	Internet Software & Services — 11.4%
21	Alphabet, Inc., Class A (a)	20,774
102	Facebook, Inc., Class A (a)	17,501

		38,275

	IT Services — 10.7%
161	Mastercard, Inc., Class A	22,677
208	PayPal Holdings, Inc. (a)	13,334

		36,011

	Semiconductors & Semiconductor Equipment — 10.0%
211	Applied Materials, Inc.	10,998
48	Broadcom Ltd.	11,587
61	NVIDIA Corp.	10,988

		33,573

	Software — 9.5%
72	Adobe Systems, Inc. (a)	10,681
93	Electronic Arts, Inc. (a)	10,989
89	ServiceNow, Inc. (a)	10,419

		32,089

	Technology Hardware, Storage & Peripherals — 4.9%
107	Apple, Inc.	16,495

	Total Information Technology	156,443

	Real Estate — 3.4%
	Equity Real Estate Investment Trusts (REITs) — 3.4%
26	Equinix, Inc.	11,581

	Total Common Stocks (Cost $196,540)	329,589

Short-Term Investment — 2.2%
	Investment Company — 2.2%
7,429	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $7,429)	7,429

	Total Investments — 100.1% (Cost $203,969)	337,018
	Liabilities in Excess of Other Assets — (0.1)%	(264)

	NET ASSETS — 100.0%	$336,754

Percentages indicated are based on net assets.

JPMorgan Dynamic Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$337,018	$—	$—	$337,018

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Consumer Discretionary — 12.7%
	Automobiles — 0.9%
37	Winnebago Industries, Inc.	1,671

	Distributors — 0.7%
12	Pool Corp.	1,287

	Diversified Consumer Services — 1.2%
28	Bright Horizons Family Solutions, Inc. (a)	2,380

	Hotels, Restaurants & Leisure — 3.4%
120	Boyd Gaming Corp.	3,123
40	Texas Roadhouse, Inc.	1,953
7	Vail Resorts, Inc.	1,483

		6,559

	Household Durables — 0.7%
90	TRI Pointe Group, Inc. (a)	1,244

	Internet & Direct Marketing Retail — 0.8%
22	Wayfair, Inc., Class A (a)	1,488

	Multiline Retail — 1.0%
40	Ollie’s Bargain Outlet Holdings, Inc. (a)	1,861

	Specialty Retail — 2.6%
14	Burlington Stores, Inc. (a)	1,338
26	Lithia Motors, Inc., Class A	3,096
47	Tile Shop Holdings, Inc.	597

		5,031

	Textiles, Apparel & Luxury Goods — 1.4%
92	Wolverine World Wide, Inc.	2,650

	Total Consumer Discretionary	24,171

	Consumer Staples — 4.4%
	Food & Staples Retailing — 2.1%
10	Casey’s General Stores, Inc.	1,066
81	Performance Food Group Co. (a)	2,297
39	Sprouts Farmers Market, Inc. (a)	725

		4,088

	Food Products — 1.3%
80	Freshpet, Inc. (a)	1,257
31	Snyder’s-Lance, Inc.	1,168

		2,425

	Personal Products — 1.0%
88	elf Beauty, Inc. (a)	1,979

	Total Consumer Staples	8,492

	Energy — 1.4%
	Oil, Gas & Consumable Fuels — 1.4%
7	Diamondback Energy, Inc. (a)	719
68	Jagged Peak Energy, Inc. (a)	924
28	RSP Permian, Inc. (a)	968

	Total Energy	2,611

	Financials — 5.7%
	Banks — 2.4%
23	Bank of the Ozarks, Inc.	1,094
6	Signature Bank (a)	797
31	Texas Capital Bancshares, Inc. (a)	2,629

		4,520

	Capital Markets — 2.8%
32	Evercore, Inc., Class A	2,543
36	Financial Engines, Inc.	1,265
136	PennantPark Investment Corp.	1,020
46	WisdomTree Investments, Inc.	467

		5,295

	Thrifts & Mortgage Finance — 0.5%
38	BofI Holding, Inc. (a)	1,075

	Total Financials	10,890

	Health Care — 22.0%
	Biotechnology — 10.1%
21	ACADIA Pharmaceuticals, Inc. (a)	804
17	Axovant Sciences Ltd. (a)	114
59	Bellicum Pharmaceuticals, Inc. (a)	680
25	Biohaven Pharmaceutical Holding Co. Ltd. (a)	946
51	Clementia Pharmaceuticals, Inc., (Canada) (a)	854
5	Clovis Oncology, Inc. (a)	419
45	Coherus Biosciences, Inc. (a)	606
52	Exact Sciences Corp. (a)	2,458
32	FibroGen, Inc. (a)	1,736
102	Halozyme Therapeutics, Inc. (a)	1,779
72	Ignyta, Inc. (a)	887
13	Insmed, Inc. (a)	419
9	Kite Pharma, Inc. (a)	1,662
13	Neurocrine Biosciences, Inc. (a)	811
19	Portola Pharmaceuticals, Inc. (a)	1,051
37	REGENXBIO, Inc. (a)	1,205
15	Sage Therapeutics, Inc. (a)	957
22	Spark Therapeutics, Inc. (a)	1,951

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued

		19,339

	Health Care Equipment & Supplies — 4.2%
175	GenMark Diagnostics, Inc. (a)	1,685
29	Insulet Corp. (a)	1,620
13	iRhythm Technologies, Inc. (a)	675
79	K2M Group Holdings, Inc. (a)	1,682
25	Nevro Corp. (a)	2,296

		7,958

	Health Care Providers & Services — 3.4%
47	Acadia Healthcare Co., Inc. (a)	2,231
69	Teladoc, Inc. (a)	2,289
11	WellCare Health Plans, Inc. (a)	1,961

		6,481

	Health Care Technology — 1.5%
112	Evolent Health, Inc., Class A (a)	1,998
15	Veeva Systems, Inc., Class A (a)	833

		2,831

	Pharmaceuticals — 2.8%
92	Horizon Pharma plc (a)	1,162
67	Nektar Therapeutics (a)	1,596
48	Revance Therapeutics, Inc. (a)	1,312
246	TherapeuticsMD, Inc. (a)	1,299

		5,369

	Total Health Care	41,978

	Industrials — 18.4%
	Aerospace & Defense — 1.9%
26	HEICO Corp.	2,294
23	Hexcel Corp.	1,303

		3,597

	Air Freight & Logistics — 0.5%
16	XPO Logistics, Inc. (a)	1,088

	Building Products — 5.1%
88	Advanced Drainage Systems, Inc.	1,784
46	JELD-WEN Holding, Inc. (a)	1,617
12	Lennox International, Inc.	2,215
23	Masonite International Corp. (a)	1,561
28	Trex Co., Inc. (a)	2,532

		9,709

	Commercial Services & Supplies — 1.2%
90	Advanced Disposal Services, Inc. (a)	2,257

	Machinery — 6.2%
22	Graco, Inc.	2,677
37	ITT, Inc.	1,629
34	John Bean Technologies Corp.	3,476
13	Middleby Corp. (The) (a)	1,661
29	Oshkosh Corp.	2,354

		11,797

	Marine — 0.5%
15	Kirby Corp. (a)	999

	Road & Rail — 1.2%
21	Old Dominion Freight Line, Inc.	2,258

	Trading Companies & Distributors — 1.8%
54	H&E Equipment Services, Inc.	1,584
41	Rush Enterprises, Inc., Class A (a)	1,905

		3,489

	Total Industrials	35,194

	Information Technology — 27.5%
	Communications Equipment — 1.2%
41	Ciena Corp. (a)	902
87	Quantenna Communications, Inc. (a)	1,461

		2,363

	Electronic Equipment, Instruments & Components — 1.4%
14	Littelfuse, Inc.	2,743

	Internet Software & Services — 10.3%
26	2U, Inc. (a)	1,479
60	Cloudera, Inc. (a)	1,005
3	CoStar Group, Inc. (a)	873
56	Envestnet, Inc. (a)	2,847
33	GoDaddy, Inc., Class A (a)	1,455
51	GrubHub, Inc. (a)	2,686
52	Instructure, Inc. (a)	1,714
32	MuleSoft, Inc., Class A (a)	643
76	Nutanix, Inc., Class A (a)	1,707
42	Okta, Inc. (a)	1,195
7	Shopify, Inc., (Canada), Class A (a)	866
52	Trade Desk, Inc. (The), Class A (a)	3,179

		19,649

	Semiconductors & Semiconductor Equipment — 5.5%
34	Cavium, Inc. (a)	2,246
51	Inphi Corp. (a)	2,026

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Semiconductors & Semiconductor Equipment — continued
33	MACOM Technology Solutions Holdings, Inc. (a)	1,453
25	MKS Instruments, Inc.	2,390
22	Monolithic Power Systems, Inc.	2,341

		10,456

	Software — 9.1%
45	Appian Corp. (a)	1,289
32	Atlassian Corp. plc, (Australia), Class A (a)	1,117
21	Guidewire Software, Inc. (a)	1,600
26	HubSpot, Inc. (a)	2,167
31	Paycom Software, Inc. (a)	2,358
22	Proofpoint, Inc. (a)	1,908
45	RingCentral, Inc., Class A (a)	1,871
13	Take-Two Interactive Software, Inc. (a)	1,319
10	Tyler Technologies, Inc. (a)	1,732
66	Zendesk, Inc. (a)	1,916

		17,277

	Total Information Technology	52,488

	Materials — 4.1%
	Chemicals — 1.5%
122	Ferro Corp. (a)	2,722

	Construction Materials — 2.6%
23	Eagle Materials, Inc.	2,420
81	Summit Materials, Inc., Class A (a)	2,590

		5,010

	Total Materials	7,732

	Real Estate — 2.1%
	Equity Real Estate Investment Trusts (REITs) — 1.0%
34	CubeSmart	896
22	Highwoods Properties, Inc.	1,135

		2,031

	Real Estate Management & Development — 1.1%
32	RE/MAX Holdings, Inc., Class A	2,057

	Total Real Estate	4,088

	Total Common Stocks (Cost $116,034)	187,644

Short-Term Investment — 1.4%
	Investment Company — 1.4%
2,746	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $2,746)	2,746

	Total Investments — 99.7% (Cost $118,780)	190,390
	Other Assets in Excess of Liabilities — 0.3%	516

	NET ASSETS — 100.0%	$190,906

Percentages indicated are based on net assets.

JPMorgan Dynamic Small Cap Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	–	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$190,390	$—	$—	$190,390

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
	Consumer Discretionary — 16.1%
	Household Durables — 1.6%
13	Mohawk Industries, Inc. (a)	3,160

	Internet & Direct Marketing Retail — 5.8%
8	Amazon.com, Inc. (a)	7,595
2	Priceline Group, Inc. (The) (a)	4,165

		11,760

	Media — 3.0%
113	DISH Network Corp., Class A (a)	6,118

	Multiline Retail — 2.0%
87	Kohl’s Corp.	3,976

	Specialty Retail — 3.7%
10	AutoZone, Inc. (a)	5,940
66	Bed Bath & Beyond, Inc.	1,558

		7,498

	Total Consumer Discretionary	32,512

	Consumer Staples — 2.5%
	Food & Staples Retailing — 2.5%
65	Walgreens Boots Alliance, Inc.	5,019

	Energy — 7.1%
	Oil, Gas & Consumable Fuels — 7.1%
33	Concho Resources, Inc. (a)	4,381
264	Kinder Morgan, Inc.	5,057
85	Marathon Petroleum Corp.	4,779

	Total Energy	14,217

	Financials — 23.4%
	Banks — 2.9%
107	Wells Fargo & Co.	5,913

	Capital Markets — 8.1%
113	Charles Schwab Corp. (The)	4,933
24	S&P Global, Inc.	3,819
83	T. Rowe Price Group, Inc.	7,499

		16,251

	Consumer Finance — 5.9%
212	Ally Financial, Inc.	5,143
79	Capital One Financial Corp.	6,725

		11,868

	Insurance — 6.5%
115	American International Group, Inc.	7,089
126	Loews Corp.	6,040

		13,129

	Total Financials	47,161

	Health Care — 9.1%
	Biotechnology — 1.9%
25	Vertex Pharmaceuticals, Inc. (a)	3,784

	Health Care Equipment & Supplies — 2.0%
4	Intuitive Surgical, Inc. (a)	4,140

	Health Care Providers & Services — 5.2%
60	Acadia Healthcare Co., Inc. (a)	2,879
38	UnitedHealth Group, Inc.	7,540

		10,419

	Total Health Care	18,343

	Industrials — 6.6%
	Airlines — 3.0%
125	Delta Air Lines, Inc.	6,023

	Commercial Services & Supplies — 1.6%
44	Waste Connections, Inc., (Canada)	3,102

	Machinery — 2.0%
27	Stanley Black & Decker, Inc.	4,108

	Total Industrials	13,233

	Information Technology — 21.6%
	Internet Software & Services — 9.5%
12	Alphabet, Inc., Class C (a)	11,596
44	Facebook, Inc., Class A (a)	7,458

		19,054

	IT Services — 3.2%
45	Mastercard, Inc., Class A	6,388

	Semiconductors & Semiconductor Equipment — 1.6%
18	NVIDIA Corp.	3,193

	Software — 3.4%
39	Electronic Arts, Inc. (a)	4,555
21	ServiceNow, Inc. (a)	2,416

		6,971

	Technology Hardware, Storage & Peripherals — 3.9%
51	Apple, Inc.	7,819

	Total Information Technology	43,425

	Materials — 3.6%
	Containers & Packaging — 3.6%
93	Ball Corp.	3,825
60	WestRock Co.	3,419

	Total Materials	7,244

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Real Estate — 4.2%
	Equity Real Estate Investment Trusts (REITs) — 4.2%
41	Federal Realty Investment Trust	5,051
116	Rayonier, Inc.	3,352

	Total Real Estate	8,403

	Utilities — 2.1%
	Electric Utilities — 2.1%
89	Xcel Energy, Inc.	4,206

	Total Common Stocks (Cost $155,477)	193,763

Short-Term Investment — 3.6%
	Investment Company — 3.6%
7,247	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $7,247)	7,247

	Total Investments — 99.9% (Cost $162,724)	201,010
	Other Assets in Excess of Liabilities — 0.1%	224

	NET ASSETS — 100.0%	$201,234

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	–	Non-income producing security.
(b)	–	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	–	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

JPMorgan Equity Focus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$201,010	$—	$—	$201,010

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 82.1%
	Consumer Discretionary — 7.5%
	Hotels, Restaurants & Leisure — 5.4%
520	Biglari Holdings, Inc. (a)	173,311
8,610	McDonald’s Corp.	1,349,015
7,430	Nathan’s Famous, Inc. (a)	549,448
3,150	Royal Caribbean Cruises Ltd.	373,401
8,650	Yum Brands, Inc.	636,726

		3,081,901

	Specialty Retail — 2.1%
7,500	Home Depot, Inc. (The)	1,226,700

	Total Consumer Discretionary	4,308,601

	Consumer Staples — 9.7%
	Beverages — 2.9%
4,130	Dr Pepper Snapple Group, Inc.	365,381
11,700	PepsiCo, Inc.	1,303,731

		1,669,112

	Food & Staples Retailing — 2.4%
26,200	Sysco Corp.	1,413,490

	Food Products — 2.2%
1,400	Bunge Ltd.	97,244
8,000	JM Smucker Co. (The)	839,440
2,170	McCormick & Co., Inc. (Non-Voting)	222,729
1,700	Tyson Foods, Inc., Class A	119,765

		1,279,178

	Tobacco — 2.2%
19,600	Altria Group, Inc.	1,243,032

	Total Consumer Staples	5,604,812

	Energy — 6.8%
	Oil, Gas & Consumable Fuels — 6.8%
4,440	Chevron Corp.	521,700
14,130	Exxon Mobil Corp.	1,158,377
5,800	REX American Resources Corp. (a)	544,214
71,670	Ship Finance International Ltd., (Norway)	1,039,215
8,700	Valero Energy Corp.	669,291

	Total Energy	3,932,797

	Financials — 17.2%
	Banks — 0.8%
5,060	American National Bankshares, Inc.	208,472
6,910	Citizens & Northern Corp.	169,710
3,220	Flushing Financial Corp.	95,698

		473,880

	Insurance — 1.1%
6,800	Blue Capital Reinsurance Holdings Ltd., (Bermuda)	111,860
930	Everest Re Group Ltd.	212,403
3,920	Safety Insurance Group, Inc.	299,096

		623,359

	Mortgage Real Estate Investment Trusts (REITs) — 3.6%
68,600	AG Mortgage Investment Trust, Inc.	1,319,864
20,450	Capstead Mortgage Corp.	197,343
8,500	Chimera Investment Corp.	160,820
8,900	Invesco Mortgage Capital, Inc.	152,457
21,080	Two Harbors Investment Corp.	212,486

		2,042,970

	Thrifts & Mortgage Finance — 11.7%
24,200	BankFinancial Corp.	384,538
23,940	Charter Financial Corp.	443,608
45,170	Clifton Bancorp, Inc.	755,242
14,340	First Defiance Financial Corp.	752,707
1,650	Hingham Institution for Savings	313,945
67,330	Northwest Bancshares, Inc.	1,162,789
13,730	Provident Financial Holdings, Inc.	269,108
22,380	Territorial Bancorp, Inc.	706,537
123,540	TrustCo Bank Corp.	1,099,506
29,530	United Community Financial Corp.	283,488
29,810	Waterstone Financial, Inc.	581,295

		6,752,763

	Total Financials	9,892,972

	Health Care — 12.8%
	Biotechnology — 0.9%
3,300	AbbVie, Inc.	293,238
1,300	Amgen, Inc.	242,385

		535,623

	Health Care Equipment & Supplies — 5.6%
1,300	Analogic Corp.	108,875
1,230	Atrion Corp.	826,560
3,510	Becton Dickinson and Co.	687,784
15,670	Danaher Corp.	1,344,173
3,820	Utah Medical Products, Inc.	280,961

		3,248,353

	Health Care Providers & Services — 4.1%
5,300	Anthem, Inc.	1,006,364
5,450	Humana, Inc.	1,327,783

		2,334,147

	Pharmaceuticals — 2.2%
1,450	Allergan plc	297,178
13,200	Merck & Co., Inc.	845,196
3,200	Pfizer, Inc.	114,240

		1,256,614

	Total Health Care	7,374,737

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Industrials — 7.4%
	Aerospace & Defense — 1.6%
3,600	Boeing Co. (The)	915,156

	Commercial Services & Supplies — 5.5%
17,010	Republic Services, Inc.	1,123,681
19,590	Tetra Tech, Inc.	911,914
14,950	Waste Management, Inc.	1,170,137

		3,205,732

	Trading Companies & Distributors — 0.3%
2,690	Applied Industrial Technologies, Inc.	177,002

	Total Industrials	4,297,890

	Information Technology — 5.6%
	Internet Software & Services — 0.8%
19,000	Blucora, Inc. (a)	480,700

	IT Services — 2.0%
11,160	EVERTEC, Inc., (Puerto Rico)	176,886
6,700	International Business Machines Corp.	972,036

		1,148,922

	Software — 2.8%
12,700	Cadence Design Systems, Inc. (a)	501,269
3,510	Intuit, Inc.	498,911
17,000	QAD, Inc., Class A	583,950

		1,584,130

	Total Information Technology	3,213,752

	Materials — 3.3%
	Chemicals — 3.3%
12,790	Sensient Technologies Corp.	983,807
2,400	Sherwin-Williams Co. (The)	859,296
1,200	Trinseo SA	80,520

	Total Materials	1,923,623

	Real Estate — 1.9%
	Equity Real Estate Investment Trusts (REITs) — 1.6%
14,150	CorEnergy Infrastructure Trust, Inc.	500,203
19,000	InfraREIT, Inc.	425,030

		925,233

	Real Estate Management & Development — 0.3%
3,310	RMR Group, Inc. (The), Class A	169,968

	Total Real Estate	1,095,201

	Utilities — 9.9%
	Electric Utilities — 0.9%
34,500	Spark Energy, Inc., Class A	517,500

	Gas Utilities — 5.9%
16,290	Northwest Natural Gas Co.	1,049,076
17,580	ONE Gas, Inc.	1,294,591
13,720	Spire, Inc.	1,024,198

		3,367,865

	Multi-Utilities — 3.1%
9,280	Consolidated Edison, Inc.	748,711
21,350	Unitil Corp.	1,055,971

		1,804,682

	Total Utilities	5,690,047

	Total Common Stocks (Cost 43,463,638)	47,334,432

PRINCIPAL AMOUNT($)
Equity-Linked Notes — 14.7%
7,400	Barclays Bank plc, ELN, 18.92%, 11/07/2017 (linked to United Health Group, Inc.) (e)	1,439,451
22,200	Credit Suisse AG, ELN, 17.00%, 11/07/2017 (linked to Dow Chemical, Inc. (The)) (e)	1,426,243
11,000	Royal Bank of Canada, ELN, 14.80%, 11/07/2017 (linked to Common Shares of ECL) (e)	1,414,014
18,000	Royal Bank of Canada, ELN, 18.26%, 11/07/2017 (linked to Wal-Mart Inc.) (e)	1,411,713
10,600	UBS AG, ELN, 13.40%, 11/07/2017 (linked to Johnson & Johnson) (e)	1,374,793
12,500	UBS AG, ELN, 15.35%, 11/07/2017 (linked to Philip Morris International) (e)	1,388,211

	Total Equity-Linked Notes (Cost 8,489,489)	8,454,425

SHARES
Exchange Traded Funds — 2.1%
	U.S. Equity — 2.1%
2,758	iShares Russell 2000 Fund	408,680
3,202	SPDR S&P500 Fund Trust	804,439

	Total Exchange Traded Funds (Cost 1,154,397)	1,213,119

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.1%
	Investment Company — 1.1%
619,032	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $619,032)	619,032

	Total Investments — 100.0% (Cost 53,726,556)	57,621,008
	Liabilities in Excess of Other Assets — 0.0% (g)	(11,711)

	NET ASSETS — 100.0%	$57,609,297

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

SPDR	—	Standard & Poor’s Depositary Receipts

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan Equity Low Volatility Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$49,166,583	$8,454,425	$—	$57,621,008

(a)	Portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Equity-Linked Notes. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Consumer Discretionary — 7.2%
	Distributors — 0.8%
45	Genuine Parts Co.	4,295

	Hotels, Restaurants & Leisure — 1.0%
47	Royal Caribbean Cruises Ltd.	5,512

	Media — 2.5%
92	DISH Network Corp., Class A (a)	5,000
49	Time Warner, Inc.	4,999
39	Walt Disney Co. (The)	3,815

		13,814

	Specialty Retail — 2.9%
7	AutoZone, Inc. (a)	3,933
77	Home Depot, Inc. (The)	12,578

		16,511

	Total Consumer Discretionary	40,132

	Consumer Staples — 4.1%
	Beverages — 2.1%
31	Dr Pepper Snapple Group, Inc.	2,742
78	Molson Coors Brewing Co., Class B	6,368
25	PepsiCo, Inc.	2,775

		11,885

	Food & Staples Retailing — 1.0%
72	Walgreens Boots Alliance, Inc.	5,522

	Tobacco — 1.0%
87	Altria Group, Inc.	5,511

	Total Consumer Staples	22,918

	Energy — 11.7%
	Energy Equipment & Services — 1.1%
87	Schlumberger Ltd.	6,035

	Oil, Gas & Consumable Fuels — 10.6%
122	Chevron Corp.	14,382
192	ConocoPhillips	9,613
59	EOG Resources, Inc.	5,717
100	Exxon Mobil Corp.	8,164
147	Occidental Petroleum Corp.	9,452
43	Phillips 66	3,958
23	Pioneer Natural Resources Co.	3,423
63	Valero Energy Corp.	4,854

		59,563

	Total Energy	65,598

	Financials — 33.0%
	Banks — 14.7%
996	Bank of America Corp.	25,228
145	BB&T Corp.	6,783
73	Citigroup, Inc.	5,300
36	Cullen/Frost Bankers, Inc.	3,407
37	M&T Bank Corp.	5,910
62	PNC Financial Services Group, Inc. (The)	8,356
114	SunTrust Banks, Inc.	6,802
125	US Bancorp	6,677
255	Wells Fargo & Co.	14,069

		82,532

	Capital Markets — 8.7%
25	BlackRock, Inc.	11,043
69	Charles Schwab Corp. (The)	2,996
31	Goldman Sachs Group, Inc. (The)	7,377
38	Intercontinental Exchange, Inc.	2,625
195	Invesco Ltd.	6,815
200	Morgan Stanley	9,610
91	T Rowe Price Group, Inc.	8,258

		48,724

	Consumer Finance — 2.3%
79	Capital One Financial Corp.	6,654
98	Discover Financial Services	6,313

		12,967

	Diversified Financial Services — 2.0%
60	Berkshire Hathaway, Inc., Class B (a)	10,944

	Insurance — 5.3%
46	Chubb Ltd.	6,610
195	Hartford Financial Services Group, Inc. (The)	10,781
56	Loews Corp.	2,680
82	MetLife, Inc.	4,260
53	Prudential Financial, Inc.	5,635

		29,966

	Total Financials	185,133

	Health Care — 11.3%
	Biotechnology — 1.2%
83	Gilead Sciences, Inc.	6,733

	Health Care Equipment & Supplies — 1.0%
28	Becton Dickinson and Co.	5,467

	Health Care Providers & Services — 2.9%
48	Aetna, Inc.	7,569
15	Humana, Inc.	3,630
27	UnitedHealth Group, Inc.	5,190

		16,389

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 6.2%
145	Bristol-Myers Squibb Co.	9,217
44	Eli Lilly & Co.	3,721
43	Johnson & Johnson	5,590
109	Merck & Co., Inc.	6,990
264	Pfizer, Inc.	9,414

		34,932

	Total Health Care	63,521

	Industrials — 8.6%
	Aerospace & Defense — 1.4%
19	General Dynamics Corp.	3,906
36	United Technologies Corp.	4,190

		8,096

	Industrial Conglomerates — 5.2%
41	3M Co.	8,501
311	General Electric Co.	7,520
92	Honeywell International, Inc.	13,012

		29,033

	Machinery — 0.3%
19	Dover Corp.	1,709

	Road & Rail — 0.7%
34	CSX Corp.	1,850
19	Kansas City Southern	2,109

		3,959

	Trading Companies & Distributors — 1.0%
35	Watsco, Inc.	5,702

	Total Industrials	48,499

	Information Technology — 12.8%
	Electronic Equipment, Instruments & Components — 0.5%
32	TE Connectivity Ltd.	2,641

	Internet Software & Services — 0.9%
5	Alphabet, Inc., Class C (a)	5,197

	IT Services — 0.8%
51	Fidelity National Information Services, Inc.	4,744

	Semiconductors & Semiconductor Equipment — 4.6%
178	Applied Materials, Inc.	9,246
57	KLA-Tencor Corp.	6,010
74	QUALCOMM, Inc.	3,852
75	Texas Instruments, Inc.	6,759

		25,867

	Software — 2.6%
193	Microsoft Corp.	14,377

	Technology Hardware, Storage & Peripherals — 3.4%
93	Apple, Inc.	14,379
239	HP, Inc.	4,779

		19,158

	Total Information Technology	71,984

	Materials — 1.5%
	Chemicals — 1.5%
19	Air Products & Chemicals, Inc.	2,828
82	DowDuPont, Inc.	5,662

	Total Materials	8,490

	Real Estate — 2.4%
	Equity Real Estate Investment Trusts (REITs) — 2.4%
16	AvalonBay Communities, Inc.	2,908
38	Crown Castle International Corp.	3,749
56	Macerich Co. (The)	3,095
22	Simon Property Group, Inc.	3,478

	Total Real Estate	13,230

	Telecommunication Services — 1.9%
	Diversified Telecommunication Services — 1.3%
148	Verizon Communications, Inc.	7,306

	Wireless Telecommunication Services — 0.6%
55	T-Mobile US, Inc. (a)	3,391

	Total Telecommunication Services	10,697

	Utilities — 2.3%
	Electric Utilities — 1.8%
38	Edison International	2,932
24	NextEra Energy, Inc.	3,459
77	Xcel Energy, Inc.	3,634

		10,025

	Multi-Utilities — 0.5%
66	CMS Energy Corp.	3,076

	Total Utilities	13,101

	Total Common Stocks (Cost $346,262)	543,303

Short-Term Investment — 3.2%
	Investment Company — 3.2%
17,915	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $17,915)	17,915

JPMorgan Growth and Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 100.0% (Cost $364,177)	561,218
	Other Assets in Excess of Liabilities — 0.0% (g)	27

	NET ASSETS — 100.0%	$561,245

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$561,218	$—	$—	$561,218

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.9%
	Consumer Discretionary — 12.4%
	Auto Components — 0.4%
36	Delphi Automotive plc	3,574
8	Lear Corp.	1,315

		4,889

	Automobiles — 0.3%
299	Ford Motor Co.	3,575

	Diversified Consumer Services — 0.1%
21	H&R Block, Inc.	564

	Hotels, Restaurants & Leisure — 1.2%
13	Carnival Corp.	865
16	Hilton Worldwide Holdings, Inc.	1,139
7	McDonald’s Corp.	1,050
45	Royal Caribbean Cruises Ltd.	5,383
85	Starbucks Corp.	4,584
18	Yum Brands, Inc.	1,289

		14,310

	Household Durables — 0.5%
51	DR Horton, Inc.	2,037
3	Mohawk Industries, Inc. (a)	761
12	Newell Brands, Inc.	496
19	PulteGroup, Inc.	526
52	Toll Brothers, Inc.	2,158

		5,978

	Internet & Direct Marketing Retail — 1.9%
19	Amazon.com, Inc. (a) (o)	18,511
1	Priceline Group, Inc. (The) (a)	2,697

		21,208

	Media — 3.8%
27	Charter Communications, Inc., Class A (a) (o)	9,938
349	Comcast Corp., Class A (a) (o)	13,442
51	DISH Network Corp., Class A (a)	2,740
97	Sirius XM Holdings, Inc.	535
18	Time Warner, Inc.	1,877
252	Twenty-First Century Fox, Inc., Class A (o)	6,644
85	Walt Disney Co. (The)	8,427

		43,603

	Multiline Retail — 0.3%
37	Dollar Tree, Inc. (a)	3,255

	Specialty Retail — 3.6%
43	Best Buy Co., Inc.	2,477
87	Home Depot, Inc. (The) (o)	14,211
108	Lowe’s Cos., Inc.	8,612
16	O’Reilly Automotive, Inc. (a)	3,478
55	Ross Stores, Inc.	3,568
128	TJX Cos., Inc. (The) (o)	9,438

		41,784

	Textiles, Apparel & Luxury Goods — 0.3%
67	NIKE, Inc., Class B	3,463

	Total Consumer Discretionary	142,629

	Consumer Staples — 7.6%
	Beverages — 2.6%
65	Coca-Cola Co. (The)	2,933
30	Constellation Brands, Inc., Class A	6,044
90	Molson Coors Brewing Co., Class B (o)	7,371
124	PepsiCo, Inc. (o)	13,854

		30,202

	Food & Staples Retailing — 1.4%
46	Costco Wholesale Corp. (o)	7,628
104	Walgreens Boots Alliance, Inc.	8,022
7	Wal-Mart Stores, Inc.	521

		16,171

	Food Products — 1.0%
19	Archer-Daniels-Midland Co. (o)	801
3	JM Smucker Co. (The)	339
11	Kraft Heinz Co. (The) (o)	824
6	McCormick & Co., Inc. (Non-Voting)	572
213	Mondelez International, Inc., Class A	8,661

		11,197

	Household Products — 1.2%
49	Kimberly-Clark Corp. (o)	5,819
83	Procter & Gamble Co. (The)	7,546

		13,365

	Tobacco — 1.4%
8	Altria Group, Inc.	517
140	Philip Morris International, Inc. (o)	15,518

		16,035

	Total Consumer Staples	86,970

	Energy — 5.9%
	Energy Equipment & Services — 0.0% (g)
9	Halliburton Co.	420

	Oil, Gas & Consumable Fuels — 5.9%
65	Anadarko Petroleum Corp.	3,179
23	Cabot Oil & Gas Corp.	618

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
76	Chevron Corp.	8,884
26	Concho Resources, Inc. (a)	3,468
41	Diamondback Energy, Inc. (a)	4,004
79	EOG Resources, Inc.	7,637
38	EQT Corp.	2,447
173	Exxon Mobil Corp. (o)	14,212
215	Kinder Morgan, Inc.	4,126
102	Occidental Petroleum Corp. (o)	6,563
25	Phillips 66	2,266
50	Pioneer Natural Resources Co.	7,404
31	Valero Energy Corp.	2,373

		67,181

	Total Energy	67,601

	Financials — 14.2%
	Banks — 5.7%
790	Bank of America Corp. (o)	20,019
254	Citigroup, Inc.	18,510
28	Comerica, Inc.	2,158
222	KeyCorp	4,170
58	Regions Financial Corp. (o)	881
24	SunTrust Banks, Inc.	1,443
7	SVB Financial Group (a)	1,349
293	Wells Fargo & Co. (o)	16,180
19	Zions Bancorp	896

		65,606

	Capital Markets — 3.4%
4	Ameriprise Financial, Inc.	589
116	Bank of New York Mellon Corp. (The)	6,126
2	BlackRock, Inc.	841
202	Charles Schwab Corp. (The) (o)	8,832
75	Intercontinental Exchange, Inc. (o)	5,142
240	Morgan Stanley (o)	11,556
63	State Street Corp. (o)	6,037

		39,123

	Consumer Finance — 0.9%
75	American Express Co.	6,750
47	Capital One Financial Corp.	3,969

		10,719

	Diversified Financial Services — 1.6%
89	Berkshire Hathaway, Inc., Class B (a) (o)	16,331
36	Voya Financial, Inc. (o)	1,449

		17,780

	Insurance — 2.6%
83	American International Group, Inc. (o)	5,068
60	Arthur J Gallagher & Co.	3,717
7	Brighthouse Financial, Inc. (a) (o)	424
50	Chubb Ltd.	7,159
2	Everest Re Group Ltd.	435
53	Hartford Financial Services Group, Inc. (The)	2,946
185	MetLife, Inc. (o)	9,630

		29,379

	Total Financials	162,607

	Health Care — 14.0%
	Biotechnology — 2.9%
14	AbbVie, Inc.	1,200
12	Alexion Pharmaceuticals, Inc. (a)	1,728
3	Amgen, Inc.	567
24	Biogen, Inc. (a)	7,632
5	BioMarin Pharmaceutical, Inc. (a)	480
68	Celgene Corp. (a)	9,865
96	Gilead Sciences, Inc.	7,783
28	Vertex Pharmaceuticals, Inc. (a)	4,216

		33,471

	Health Care Equipment & Supplies — 2.3%
141	Abbott Laboratories	7,536
26	Becton Dickinson and Co.	5,027
226	Boston Scientific Corp. (a) (o)	6,584
3	Cooper Cos., Inc. (The)	637
36	Danaher Corp.	3,102
34	Zimmer Biomet Holdings, Inc.	3,955

		26,841

	Health Care Providers & Services — 2.7%
14	AmerisourceBergen Corp.	1,125
40	Cigna Corp.	7,546
6	HCA Healthcare, Inc. (a)	506
12	Humana, Inc.	2,951
95	UnitedHealth Group, Inc. (o)	18,597

		30,725

	Life Sciences Tools & Services — 0.8%
38	Agilent Technologies, Inc.	2,413
13	Illumina, Inc. (a)	2,598
19	Thermo Fisher Scientific, Inc.	3,646

		8,657

	Pharmaceuticals — 5.3%
37	Allergan plc (o)	7,636
137	Bristol-Myers Squibb Co. (o)	8,747

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
92	Eli Lilly & Co.	7,907
88	Johnson & Johnson (o)	11,425
113	Merck & Co., Inc. (o)	7,239
17	Mylan NV (a)	540
491	Pfizer, Inc. (o)	17,514

		61,008

	Total Health Care	160,702

	Industrials — 9.9%
	Aerospace & Defense — 1.3%
32	General Dynamics Corp. (o)	6,514
21	Northrop Grumman Corp.	6,039
22	United Technologies Corp.	2,578

		15,131

	Air Freight & Logistics — 0.1%
5	FedEx Corp.	1,076

	Airlines — 0.7%
109	Delta Air Lines, Inc.	5,238
55	United Continental Holdings, Inc. (a) (o)	3,344

		8,582

	Building Products — 0.6%
49	Allegion plc	4,235
63	Masco Corp.	2,472

		6,707

	Electrical Equipment — 0.6%
95	Eaton Corp. plc	7,297

	Industrial Conglomerates — 2.2%
424	General Electric Co.	10,241
103	Honeywell International, Inc. (o)	14,589

		24,830

	Machinery — 2.7%
37	Deere & Co.	4,605
8	Fortive Corp. (o)	539
102	Ingersoll-Rand plc (o)	9,072
57	PACCAR, Inc. (o)	4,111
7	Parker-Hannifin Corp. (o)	1,227
18	Snap-on, Inc.	2,682
55	Stanley Black & Decker, Inc.	8,347

		30,583

	Road & Rail — 1.6%
43	Norfolk Southern Corp.	5,719
107	Union Pacific Corp. (o)	12,435

		18,154

	Trading Companies & Distributors — 0.1%
34	HD Supply Holdings, Inc. (a)	1,223

	Total Industrials	113,583

	Information Technology — 23.4%
	Communications Equipment — 0.4%
103	Cisco Systems, Inc.	3,475
6	Harris Corp.	753

		4,228

	Electronic Equipment, Instruments & Components — 0.5%
72	TE Connectivity Ltd.	5,945

	Internet Software & Services — 5.6%
20	Alphabet, Inc., Class A (a) (o)	19,146
20	Alphabet, Inc., Class C (a) (o)	19,090
152	Facebook, Inc., Class A (a) (o)	26,031

		64,267

	IT Services — 4.0%
103	Accenture plc, Class A (o)	13,939
5	Automatic Data Processing, Inc.	576
51	Fidelity National Information Services, Inc.	4,757
25	International Business Machines Corp. (o)	3,647
30	Vantiv, Inc., Class A (a)	2,132
179	Visa, Inc., Class A (o)	18,859
13	WEX, Inc. (a)	1,418

		45,328

	Semiconductors & Semiconductor Equipment — 3.7%
108	Analog Devices, Inc. (o)	9,329
50	Broadcom Ltd.	12,031
40	Microchip Technology, Inc.	3,599
25	NVIDIA Corp. (o)	4,398
152	Texas Instruments, Inc. (o)	13,664

		43,021

	Software — 4.9%
93	Adobe Systems, Inc. (a) (o)	13,925
532	Microsoft Corp. (o)	39,655
14	Oracle Corp. (o)	690
31	Symantec Corp.	1,012
12	Workday, Inc., Class A (a)	1,297

		56,579

	Technology Hardware, Storage & Peripherals — 4.3%
291	Apple, Inc. (o)	44,901
205	HP, Inc. (o)	4,088

		48,989

	Total Information Technology	268,357

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Options contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 2.8%
	Chemicals — 2.1%
8	Albemarle Corp.	1,077
22	Celanese Corp., Series A	2,335
199	DowDuPont, Inc. (o)	13,748
77	Eastman Chemical Co.	6,963
18	Mosaic Co. (The) (o)	394

		24,517

	Construction Materials — 0.1%
6	Vulcan Materials Co.	693

	Containers & Packaging — 0.4%
37	Crown Holdings, Inc. (a)	2,234
41	WestRock Co.	2,324

		4,558

	Metals & Mining — 0.2%
27	Alcoa Corp. (a)	1,256
25	Newmont Mining Corp.	949
10	Nucor Corp.	577

		2,782

	Total Materials	32,550

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
23	AvalonBay Communities, Inc.	4,096
12	Boston Properties, Inc.	1,490
29	Brixmor Property Group, Inc.	545
8	Digital Realty Trust, Inc.	935
5	Equinix, Inc.	2,048
8	Equity Residential	534
28	Extra Space Storage, Inc.	2,222
16	Federal Realty Investment Trust	2,000
51	HCP, Inc. (o)	1,421
10	Mid-America Apartment Communities, Inc.	1,092
16	Omega Healthcare Investors, Inc.	513
36	Prologis, Inc.	2,306
21	Public Storage	4,456
11	Regency Centers Corp.	701
4	SBA Communications Corp. (a)	580
23	Vornado Realty Trust	1,730

	Total Real Estate	26,669

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.3%
188	AT&T, Inc. (o)	7,367
144	Verizon Communications, Inc. (o)	7,111

		14,478

	Wireless Telecommunication Services — 0.1%
29	T-Mobile US, Inc. (a)	1,772

	Total Telecommunication Services	16,250

	Utilities — 3.0%
	Electric Utilities — 2.6%
39	American Electric Power Co., Inc.	2,767
29	Duke Energy Corp.	2,434
44	Edison International	3,373
78	Exelon Corp.	2,938
70	NextEra Energy, Inc. (o)	10,193
42	PG&E Corp.	2,826
125	Xcel Energy, Inc.	5,937

		30,468

	Multi-Utilities — 0.4%
57	CMS Energy Corp.	2,640
65	NiSource, Inc.	1,667

		4,307

	Total Utilities	34,775

	Total Common Stocks (Cost $997,075)	1,112,693

NUMBER OF CONTRACTS
Options Purchased — 0.8%
	Put Options — 0.8%
	Index Options — 0.8%
4,534	S&P 500 Index 12/29/2017 at USD 2,380.00, European Style (a) Notional Amount: - USD 1,142,278 Exchange Traded (Cost $8,945)	8,841

PRINCIPAL AMOUNT($)
Short-Term Investments — 3.0%
	U.S. Treasury Obligation — 0.0% (g)
355	U.S. Treasury Bills, 1.05%, 03/01/2018 (k) (n)	354

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Investment Company — 3.0%
34,052	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l)	34,052

	Total Short-Term Investments (Cost $34,406)	34,406

	Total Investments — 100.7% (Cost $1,040,426)	1,155,940
	Liabilities in Excess of Other Assets — (0.7)%	(7,510)

	NET ASSETS — 100.0%	$1,148,430

Percentages indicated are based on net assets.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures and Options contracts)

Futures contracts outstanding as of September 30, 2017:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	218	12/2017	USD	27,425	281

					281

Written Call Options Contracts as of September 30, 2017:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange Traded	4,534	USD 1,142,278	USD 2,590.00	12/29/2017	(5,917)

						(5,917)

Written Put Options Contracts as of September 30, 2017:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
S&P 500 Index	Exchange Traded	4,534	USD 1,142,278	USD 2,000.00	12/29/2017	(1,111)

						(1,111)

Total Written Options Contracts (Premiums Received $6,910)						(7,028)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(n)	—	The rate shown is the effective yield as of September 30, 2017.
(o)	—	All or a portion of the security is segregated for options written.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

JPMorgan Hedged Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,155,586	$354	$—	$1,155,940

Appreciation in Other Financial Instruments
Futures Contracts (a)	$281	$—	$—	$281

Depreciation in Other Financial Instruments
Options Written (a)
Call Option Written	(5,917)	—	—	(5,917)
Put Option Written	(1,111)	—	—	(1,111)

Total Depreciation in Other Financial Instruments	$(7,028)	$—	$—	$(7,028)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Consumer Discretionary — 11.0%
	Automobiles — 0.7%
698	General Motors Co.	28,177

	Hotels, Restaurants & Leisure — 2.0%
543	Restaurant Brands International, Inc., (Canada)	34,712
325	Wyndham Worldwide Corp.	34,269
216	Yum Brands, Inc.	15,885

		84,866

	Household Durables — 0.8%
856	Toll Brothers, Inc.	35,482

	Internet & Direct Marketing Retail — 1.6%
21	Amazon.com, Inc. (a)	20,381
241	Expedia, Inc.	34,617
154	Wayfair, Inc., Class A (a)	10,346

		65,344

	Media — 2.1%
475	CBS Corp. (Non-Voting), Class B	27,550
685	Comcast Corp., Class A (a)	26,374
249	DISH Network Corp., Class A (a)	13,520
219	Walt Disney Co. (The)	21,626

		89,070

	Specialty Retail — 3.2%
707	Best Buy Co., Inc.	40,277
312	Burlington Stores, Inc. (a)	29,793
337	Home Depot, Inc. (The)	55,054
135	Tiffany & Co.	12,344

		137,468

	Textiles, Apparel & Luxury Goods — 0.6%
199	PVH Corp.	25,124

	Total Consumer Discretionary	465,531

	Consumer Staples — 8.0%
	Beverages — 0.7%
268	PepsiCo, Inc.	29,908

	Food & Staples Retailing — 2.2%
1,199	Wal-Mart Stores, Inc.	93,706

	Food Products — 3.7%
389	Bunge Ltd.	26,985
817	Conagra Brands, Inc.	27,552
225	Ingredion, Inc.	27,120
1,101	Pilgrim’s Pride Corp. (a)	31,282
626	Tyson Foods, Inc., Class A	44,095

		157,034

	Household Products — 0.6%
520	Energizer Holdings, Inc.	23,964

	Personal Products — 0.8%
560	Nu Skin Enterprises, Inc., Class A	34,429

	Total Consumer Staples	339,041

	Energy — 6.5%
	Energy Equipment & Services — 2.5%
663	Baker Hughes a GE Co.	24,272
1,404	Halliburton Co.	64,644
560	TechnipFMC plc, (United Kingdom) (a)	15,644

		104,560

	Oil, Gas & Consumable Fuels — 4.0%
341	Andeavor	35,195
256	Devon Energy Corp.	9,383
276	EOG Resources, Inc.	26,681
227	Marathon Petroleum Corp.	12,752
1,122	Valero Energy Corp.	86,308

		170,319

	Total Energy	274,879

	Financials — 15.4%
	Banks — 6.7%
4,697	Bank of America Corp.	119,014
1,392	Citigroup, Inc.	101,225
351	Comerica, Inc.	26,737
170	PNC Financial Services Group, Inc. (The)	22,857
851	Regions Financial Corp.	12,962

		282,795

	Capital Markets — 3.2%
187	Ameriprise Financial, Inc.	27,727
85	Goldman Sachs Group, Inc. (The)	20,114
1,464	Morgan Stanley	70,525
156	MSCI, Inc.	18,248

		136,614

	Consumer Finance — 0.7%
413	Discover Financial Services	26,605
194	Navient Corp.	2,915

		29,520

	Insurance — 4.0%
455	Allstate Corp. (The)	41,782
199	Arch Capital Group Ltd. (a)	19,582
526	Assured Guaranty Ltd.	19,857
131	Everest Re Group Ltd.	29,873
283	Lincoln National Corp.	20,817
174	MetLife, Inc.	9,034
211	RenaissanceRe Holdings Ltd., (Bermuda)	28,501

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued

		169,446

	Mortgage Real Estate Investment Trusts (REITs) — 0.8%
427	Chimera Investment Corp.	8,077
2,581	Two Harbors Investment Corp.	26,014

		34,091

	Total Financials	652,466

	Health Care — 13.7%
	Biotechnology — 3.9%
268	Amgen, Inc.	49,894
1,196	Gilead Sciences, Inc.	96,875
134	Vertex Pharmaceuticals, Inc. (a)	20,328

		167,097

	Health Care Equipment & Supplies — 2.8%
1,243	Baxter International, Inc.	78,011
187	IDEXX Laboratories, Inc. (a)	29,076
139	Masimo Corp. (a)	12,006

		119,093

	Health Care Providers & Services — 6.1%
472	Anthem, Inc.	89,567
318	Centene Corp. (a)	30,792
74	Express Scripts Holding Co. (a)	4,654
341	Humana, Inc.	83,151
108	McKesson Corp.	16,651
171	Quest Diagnostics, Inc.	15,975
103	WellCare Health Plans, Inc. (a)	17,774

		258,564

	Pharmaceuticals — 0.9%
118	Allergan plc	24,082
212	Merck & Co., Inc.	13,568

		37,650

	Total Health Care	582,404

	Industrials — 10.8%
	Aerospace & Defense — 2.6%
428	Boeing Co. (The)	108,802

	Airlines — 2.2%
48	Alaska Air Group, Inc.	3,638
274	Copa Holdings SA, (Panama), Class A	34,121
704	Delta Air Lines, Inc.	33,934
105	Southwest Airlines Co.	5,850
274	United Continental Holdings, Inc. (a)	16,657

		94,200

	Electrical Equipment — 0.9%
48	Regal Beloit Corp.	3,768
204	Rockwell Automation, Inc.	36,373

		40,141

	Machinery — 3.6%
289	Caterpillar, Inc.	35,991
205	Cummins, Inc.	34,429
371	Deere & Co.	46,569
201	Parker-Hannifin Corp.	35,179

		152,168

	Professional Services — 0.8%
302	ManpowerGroup, Inc.	35,617

	Trading Companies & Distributors — 0.7%
210	United Rentals, Inc. (a)	29,108

	Total Industrials	460,036

	Information Technology — 22.9%
	Internet Software & Services — 3.4%
22	Alphabet, Inc., Class A (a)	21,032
29	Alphabet, Inc., Class C (a)	27,527
2,345	eBay, Inc. (a)	90,173
65	VeriSign, Inc. (a)	6,926

		145,658

	IT Services — 2.4%
432	DXC Technology Co.	37,122
61	International Business Machines Corp.	8,850
527	Visa, Inc., Class A	55,419

		101,391

	Semiconductors & Semiconductor Equipment — 3.8%
1,987	Applied Materials, Inc.	103,482
205	Lam Research Corp.	37,878
201	Maxim Integrated Products, Inc.	9,566
261	Teradyne, Inc.	9,744

		160,670

	Software — 7.5%
2,145	Microsoft Corp.	159,781
944	Oracle Corp.	45,647
456	Symantec Corp.	14,945
144	Take-Two Interactive Software, Inc. (a)	14,701
764	VMware, Inc., Class A (a)	83,388

		318,462

	Technology Hardware, Storage & Peripherals — 5.8%
1,016	Apple, Inc.	156,586
4,612	HP, Inc.	92,058

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — continued

		248,644

	Total Information Technology	974,825

	Materials — 2.3%
	Chemicals — 0.8%
1,252	Huntsman Corp.	34,324

	Containers & Packaging — 0.1%
95	Berry Global Group, Inc. (a)	5,393

	Metals & Mining — 1.0%
894	Freeport-McMoRan, Inc. (a)	12,550
665	Newmont Mining Corp.	24,948
122	Steel Dynamics, Inc.	4,218

		41,716

	Paper & Forest Products — 0.4%
696	Louisiana-Pacific Corp. (a)	18,848

	Total Materials	100,281

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.3%
549	American Tower Corp.	75,010
286	Equity Commonwealth (a)	8,706
135	GEO Group, Inc. (The)	3,626
77	Prologis, Inc.	4,880
251	Sunstone Hotel Investors, Inc.	4,037

	Total Real Estate	96,259

	Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 2.2%
2,355	AT&T, Inc.	92,257

	Utilities — 3.0%
	Electric Utilities — 0.3%
92	NextEra Energy, Inc.	13,483

	Gas Utilities — 0.6%
555	UGI Corp.	25,989

	Independent Power and Renewable Electricity Producers — 1.3%
2,673	AES Corp.	29,461
1,034	NRG Energy, Inc.	26,462

		55,923

	Multi-Utilities — 0.8%
1,171	CenterPoint Energy, Inc.	34,193

	Total Utilities	129,588

	Total Common Stocks (Cost $3,313,452)	4,167,567

Short-Term Investment — 1.7%
	Investment Company — 1.7%
70,401	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $70,401)	70,401

	Total Investments — 99.8% (Cost $3,383,853)	4,237,968
	Other Assets in Excess of Liabilities — 0.2%	8,192

	NET ASSETS — 100.0%	$4,246,160

Percentages indicated are based on net assets.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	575	12/2017	USD	72,338	575

					575

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid America Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,237,968	$—	$—	$4,237,968

Appreciation in Other Financial Instruments
Futures Contracts (a)	$575	$—	$—	$575

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.5%
	Consumer Discretionary — 17.6%
	Auto Components — 0.5%
31	Lear Corp.	5,314

	Automobiles — 0.1%
27	General Motors Co.	1,106

	Hotels, Restaurants & Leisure — 3.4%
106	Dunkin’ Brands Group, Inc.	5,605
64	Hilton Worldwide Holdings, Inc.	4,424
132	Restaurant Brands International, Inc., (Canada)	8,451
285	Wendy’s Co. (The)	4,422
61	Wyndham Worldwide Corp.	6,377
110	Yum Brands, Inc.	8,060

		37,339

	Household Durables — 1.7%
3	NVR, Inc. (a)	9,136
218	Toll Brothers, Inc.	9,040

		18,176

	Internet & Direct Marketing Retail — 3.8%
18	Amazon.com, Inc. (a)	16,920
68	Expedia, Inc.	9,745
6	Priceline Group, Inc. (The) (a)	10,069
66	Wayfair, Inc., Class A (a)	4,421

		41,155

	Media — 3.5%
132	CBS Corp. (Non-Voting), Class B	7,668
176	Comcast Corp., Class A (a)	6,784
136	DISH Network Corp., Class A (a)	7,381
215	Live Nation Entertainment, Inc. (a)	9,354
1,407	Sirius XM Holdings, Inc.	7,766

		38,953

	Specialty Retail — 4.3%
162	Best Buy Co., Inc.	9,199
90	Burlington Stores, Inc. (a)	8,601
180	Home Depot, Inc. (The)	29,457

		47,257

	Textiles, Apparel & Luxury Goods — 0.3%
23	PVH Corp.	2,925

	Total Consumer Discretionary	192,225

	Consumer Staples — 6.4%
	Beverages — 1.0%
104	PepsiCo, Inc.	11,544

	Food & Staples Retailing — 1.4%
57	Walgreens Boots Alliance, Inc.	4,394
147	Wal-Mart Stores, Inc.	11,495

		15,889

	Food Products — 3.3%
110	Bunge Ltd.	7,627
207	Conagra Brands, Inc.	6,981
310	Pilgrim’s Pride Corp. (a)	8,804
123	Pinnacle Foods, Inc.	7,043
76	Tyson Foods, Inc., Class A	5,326

		35,781

	Personal Products — 0.7%
118	Nu Skin Enterprises, Inc., Class A	7,236

	Total Consumer Staples	70,450

	Energy — 1.0%
	Energy Equipment & Services — 0.1%
38	Baker Hughes a GE Co.	1,406

	Oil, Gas & Consumable Fuels — 0.9%
65	Andeavor	6,705
19	Marathon Petroleum Corp.	1,088
30	Valero Energy Corp.	2,308

		10,101

	Total Energy	11,507

	Financials — 3.1%
	Banks — 0.4%
51	Comerica, Inc.	3,912

	Capital Markets — 1.3%
9	Goldman Sachs Group, Inc. (The)	2,111
3	MarketAxess Holdings, Inc.	517
44	Morgan Stanley	2,129
79	MSCI, Inc.	9,177

		13,934

	Insurance — 1.4%
12	Allstate Corp. (The)	1,057
154	Assured Guaranty Ltd.	5,798
29	Everest Re Group Ltd.	6,509
32	Lincoln National Corp.	2,381

		15,745

	Total Financials	33,591

	Health Care — 13.2%
	Biotechnology — 5.1%
58	AbbVie, Inc.	5,145
142	Amgen, Inc.	26,420
114	Exelixis, Inc. (a)	2,757

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks – continued
	Biotechnology — continued
156	Gilead Sciences, Inc.	12,599
56	Vertex Pharmaceuticals, Inc. (a)	8,560

		55,481

	Health Care Equipment & Supplies — 3.2%
51	Align Technology, Inc. (a)	9,444
173	Baxter International, Inc.	10,862
52	IDEXX Laboratories, Inc. (a)	8,148
55	Masimo Corp. (a)	4,726
18	Varian Medical Systems, Inc. (a)	1,831

		35,011

	Health Care Providers & Services — 4.7%
73	Anthem, Inc.	13,937
80	Centene Corp. (a)	7,712
12	Cigna Corp.	2,168
91	Humana, Inc.	22,268
33	WellCare Health Plans, Inc. (a)	5,685

		51,770

	Health Care Technology — 0.2%
39	Veeva Systems, Inc., Class A (a)	2,183

	Total Health Care	144,445

	Industrials — 11.7%
	Aerospace & Defense — 3.1%
132	Boeing Co. (The)	33,556

	Airlines — 2.7%
78	American Airlines Group, Inc.	3,695
63	Copa Holdings SA, (Panama), Class A	7,895
207	Delta Air Lines, Inc.	9,981
49	Southwest Airlines Co.	2,715
93	United Continental Holdings, Inc. (a)	5,662

		29,948

	Electrical Equipment — 0.9%
12	Regal Beloit Corp.	948
50	Rockwell Automation, Inc.	8,946

		9,894

	Machinery — 3.3%
63	Caterpillar, Inc.	7,794
110	Deere & Co.	13,853
69	Lincoln Electric Holdings, Inc.	6,280
50	Parker-Hannifin Corp.	8,751

		36,678

	Professional Services — 0.8%
75	ManpowerGroup, Inc.	8,872

	Trading Companies & Distributors — 0.9%
68	United Rentals, Inc. (a)	9,462

	Total Industrials	128,410

	Information Technology — 36.8%
	Internet Software & Services — 7.8%
18	Alphabet, Inc., Class A (a)	17,527
18	Alphabet, Inc., Class C (a)	16,880
571	eBay, Inc. (a)	21,968
80	Facebook, Inc., Class A (a)	13,687
32	IAC/InterActiveCorp (a)	3,798
16	LogMeIn, Inc.	1,756
87	VeriSign, Inc. (a)	9,213

		84,829

	IT Services — 4.0%
107	DXC Technology Co.	9,189
2	Mastercard, Inc., Class A	282
330	Visa, Inc., Class A	34,698

		44,169

	Semiconductors & Semiconductor Equipment — 4.7%
551	Applied Materials, Inc.	28,691
53	Lam Research Corp.	9,881
36	Maxim Integrated Products, Inc.	1,732
40	Skyworks Solutions, Inc.	4,056
198	Teradyne, Inc.	7,365

		51,725

	Software — 12.5%
83	Adobe Systems, Inc. (a)	12,382
41	Aspen Technology, Inc. (a)	2,569
37	Autodesk, Inc. (a)	4,120
87	Citrix Systems, Inc. (a)	6,645
749	Microsoft Corp.	55,782
229	Oracle Corp.	11,063
106	Synopsys, Inc. (a)	8,552
36	Tableau Software, Inc., Class A (a)	2,711
91	Take-Two Interactive Software, Inc. (a)	9,313
214	VMware, Inc., Class A (a)	23,410

		136,547

	Technology Hardware, Storage & Peripherals — 7.8%
423	Apple, Inc.	65,247
977	HP, Inc.	19,505
21	NCR Corp. (a)	799

		85,551

	Total Information Technology	402,821

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Materials — 3.3%
	Chemicals — 1.7%
23	Albemarle Corp.	3,094
121	Chemours Co. (The)	6,139
333	Huntsman Corp.	9,125

		18,358

	Containers & Packaging — 0.7%
140	Berry Global Group, Inc. (a)	7,920

	Metals & Mining — 0.9%
225	Freeport-McMoRan, Inc. (a)	3,163
150	Newmont Mining Corp.	5,619
31	Steel Dynamics, Inc.	1,064

		9,846

	Total Materials	36,124

	Real Estate — 2.3%
	Equity Real Estate Investment Trusts (REITs) — 2.0%
69	American Tower Corp.	9,472
139	Equity Commonwealth (a)	4,220
192	GEO Group, Inc. (The)	5,167
190	Sunstone Hotel Investors, Inc.	3,055

		21,914

	Real Estate Management & Development — 0.3%
100	Realogy Holdings Corp.	3,291

	Total Real Estate	25,205

	Telecommunication Services — 0.7%
	Diversified Telecommunication Services — 0.4%
111	AT&T, Inc.	4,349

	Wireless Telecommunication Services — 0.3%
52	T-Mobile US, Inc. (a)	3,219

	Total Telecommunication Services	7,568

	Utilities — 0.4%
	Independent Power and Renewable Electricity Producers — 0.4%
159	AES Corp.	1,752
85	NRG Energy, Inc.	2,186

	Total Utilities	3,938

	Total Common Stocks (Cost $740,747)	1,056,284

Short-Term Investment — 3.1%
	Investment Company — 3.1%
33,467	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $33,467)	33,467

	Total Investments — 99.6% (Cost $774,214)	1,089,751
	Other Assets in Excess ofLiabilities — 0.4%	4,661

	NET ASSETS — 100.0%	$1,094,412

Percentages indicated are based on net assets.

JPMorgan Intrepid Growth Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	298	12/2017	USD	37,490	330

					330

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,089,751	$—	$—	$1,089,751

Appreciation in Other Financial Instruments
Futures Contracts (a)	$330	$—	$—	$330

(a)    All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.4%
	Consumer Discretionary — 12.9%
	Hotels, Restaurants & Leisure — 2.0%
2	Dunkin’ Brands Group, Inc.	132
4	Restaurant Brands International, Inc., (Canada)	249

		381

	Media — 4.7%
5	Comcast Corp., Class A (a)	174
37	Sirius XM Holdings, Inc.	207
3	Time Warner, Inc.	282
2	Walt Disney Co. (The)	241

		904

	Specialty Retail — 4.6%
3	Home Depot, Inc. (The)	450
6	Lowe’s Cos., Inc.	441

		891

	Textiles, Apparel & Luxury Goods — 1.6%
2	PVH Corp.	299

	Total Consumer Discretionary	2,475

	Consumer Staples — 8.4%
	Beverages — 3.6%
3	Dr Pepper Snapple Group, Inc.	235
4	PepsiCo, Inc.	451

		686

	Food & Staples Retailing — 2.5%
6	Walgreens Boots Alliance, Inc.	488

	Household Products — 1.4%
3	Procter & Gamble Co. (The)	268

	Tobacco — 0.9%
2	Philip Morris International, Inc.	175

	Total Consumer Staples	1,617

	Energy — 4.7%
	Energy Equipment & Services — 2.6%
5	Baker Hughes a GE Co.	171
2	Halliburton Co.	108
3	Schlumberger Ltd.	222

		501

	Oil, Gas & Consumable Fuels — 2.1%
2	Exxon Mobil Corp.	195
3	Valero Energy Corp.	200

		395

	Total Energy	896

	Financials — 16.5%
	Banks — 8.3%
16	Bank of America Corp.	409
11	Citigroup, Inc.	778
3	PNC Financial Services Group, Inc. (The)	411

		1,598

	Capital Markets — 3.9%
6	Bank of New York Mellon Corp. (The)	337
1	MSCI, Inc.	117
2	Northern Trust Corp.	191
1	S&P Global, Inc.	109

		754

	Consumer Finance — 0.7%
2	Discover Financial Services	122

	Insurance — 3.6%
3	Allstate Corp. (The)	232
4	Hartford Financial Services Group, Inc. (The)	214
2	Travelers Cos., Inc. (The)	248

		694

	Total Financials	3,168

	Health Care — 14.6%
	Biotechnology — 7.2%
2	Amgen, Inc.	364
1	Biogen, Inc. (a)	297
– (h)	Bioverativ, Inc. (a)	18
2	Celgene Corp. (a)	259
6	Gilead Sciences, Inc.	450

		1,388

	Health Care Equipment & Supplies — 0.9%
1	Becton Dickinson and Co.	172

	Health Care Providers & Services — 5.0%
2	Aetna, Inc.	318
1	Cigna Corp.	201
2	Humana, Inc.	432

		951

	Life Sciences Tools & Services — 0.8%
1	Waters Corp. (a)	157

	Pharmaceuticals — 0.7%
2	Merck & Co., Inc.	131

	Total Health Care	2,799

	Industrials — 7.8%
	Aerospace & Defense — 3.8%
– (h)	Curtiss-Wright Corp.	47
2	Raytheon Co.	345

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Aerospace & Defense — continued
3	United Technologies Corp.	348

		740

	Airlines — 1.7%
2	Delta Air Lines, Inc.	94
4	Southwest Airlines Co.	227

		321

	Commercial Services & Supplies — 0.5%
7	Pitney Bowes, Inc.	96

	Machinery — 0.8%
1	Cummins, Inc.	151

	Professional Services — 1.0%
2	ManpowerGroup, Inc.	189

	Total Industrials	1,497

	Information Technology — 24.8%
	Communications Equipment — 0.8%
4	Cisco Systems, Inc.	151

	IT Services — 5.0%
2	Accenture plc, Class A	240
3	DXC Technology Co.	216
1	Mastercard, Inc., Class A	198
3	Visa, Inc., Class A	310

		964

	Semiconductors & Semiconductor Equipment — 2.3%
2	Lam Research Corp.	305
2	QUALCOMM, Inc.	122

		427

	Software — 9.6%
3	Autodesk, Inc. (a)	329
13	Microsoft Corp.	944
8	Oracle Corp.	378
6	Symantec Corp.	191

		1,842

	Technology Hardware, Storage & Peripherals — 7.1%
7	Apple, Inc.	1,114
9	Hewlett Packard Enterprise Co.	136
6	HP, Inc.	116

		1,366

	Total Information Technology	4,750

	Materials — 1.7%
	Chemicals — 1.7%
3	DowDuPont, Inc.	203
1	International Flavors & Fragrances, Inc.	132

	Total Materials	335

	Real Estate — 0.8%
	Equity Real Estate Investment Trusts (REITs) — 0.8%
2	Prologis, Inc.	152

	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.9%
7	CenturyLink, Inc.	126
9	Verizon Communications, Inc.	422

	Total Telecommunication Services	548

	Utilities — 2.3%
	Electric Utilities — 1.6%
2	NextEra Energy, Inc.	227
2	Portland General Electric Co.	87

		314

	Multi-Utilities — 0.7%
2	WEC Energy Group, Inc.	136

	Total Utilities	450

	Total Common Stocks (Cost $13,874)	18,687

Short-Term Investment — 2.8%
	Investment Company — 2.8%
535	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $535)	535

	Total Investments — 100.2% (Cost $14,409)	19,222
	Liabilities in Excess of Other Assets — (0.2)%	(32)

	NET ASSETS — 100.0%	$19,190

Percentages indicated are based on net assets.

JPMorgan Intrepid Sustainable Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$19,222	$—	$—	$19,222

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Consumer Discretionary — 8.5%
	Automobiles — 1.2%
309	General Motors Co.	12,485

	Hotels, Restaurants & Leisure — 0.9%
79	Restaurant Brands International, Inc., (Canada)	5,053
45	Wyndham Worldwide Corp.	4,691

		9,744

	Household Durables — 0.8%
201	Toll Brothers, Inc.	8,344

	Media — 3.4%
45	CBS Corp. (Non-Voting), Class B	2,581
354	Comcast Corp., Class A (a)	13,606
1,580	Sirius XM Holdings, Inc.	8,722
107	Walt Disney Co. (The)	10,508

		35,417

	Specialty Retail — 1.7%
162	Best Buy Co., Inc.	9,227
63	Burlington Stores, Inc. (a)	6,024
33	Tiffany & Co.	3,056

		18,307

	Textiles, Apparel & Luxury Goods — 0.5%
24	Michael Kors Holdings Ltd. (a)	1,129
33	PVH Corp.	4,135

		5,264

	Total Consumer Discretionary	89,561

	Consumer Staples — 8.4%
	Food & Staples Retailing — 2.5%
121	Sysco Corp.	6,528
25	Walgreens Boots Alliance, Inc.	1,961
236	Wal-Mart Stores, Inc.	18,465

		26,954

	Food Products — 3.9%
196	Archer-Daniels-Midland Co.	8,328
103	Bunge Ltd.	7,133
205	Conagra Brands, Inc.	6,903
280	Pilgrim’s Pride Corp. (a)	7,952
148	Tyson Foods, Inc., Class A	10,427

		40,743

	Household Products — 1.2%
153	Energizer Holdings, Inc.	7,041
64	Procter & Gamble Co. (The)	5,786

		12,827

	Personal Products — 0.8%
130	Nu Skin Enterprises, Inc., Class A	7,962

	Total Consumer Staples	88,486

	Energy — 10.0%
	Energy Equipment & Services — 2.8%
194	Baker Hughes a GE Co.	7,112
32	Dril-Quip, Inc. (a)	1,404
313	Halliburton Co.	14,407
241	TechnipFMC plc, (United Kingdom) (a)	6,740

		29,663

	Oil, Gas & Consumable Fuels — 7.2%
74	Andeavor	7,623
11	Apache Corp.	504
60	Chevron Corp.	7,080
18	ConocoPhillips	916
268	Devon Energy Corp.	9,842
122	EOG Resources, Inc.	11,783
59	Exxon Mobil Corp.	4,828
86	Marathon Oil Corp.	1,159
184	Marathon Petroleum Corp.	10,307
8	Occidental Petroleum Corp.	533
285	Valero Energy Corp.	21,956

		76,531

	Total Energy	106,194

	Financials — 26.7%
	Banks — 12.4%
1,660	Bank of America Corp.	42,052
527	Citigroup, Inc.	38,326
56	Comerica, Inc.	4,232
193	PNC Financial Services Group, Inc. (The)	26,021
180	Popular, Inc., (Puerto Rico)	6,483
386	Regions Financial Corp.	5,883
177	Synovus Financial Corp.	8,162

		131,159

	Capital Markets — 4.1%
60	Ameriprise Financial, Inc.	8,911
55	Goldman Sachs Group, Inc. (The)	12,986
263	Morgan Stanley	12,683
79	MSCI, Inc.	9,212

		43,792

	Consumer Finance — 1.4%
11	Capital One Financial Corp.	940
162	Discover Financial Services	10,426
215	Navient Corp.	3,223

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Consumer Finance — continued

		14,589

	Insurance — 6.9%
189	Allstate Corp. (The)	17,334
202	Assured Guaranty Ltd.	7,614
112	Axis Capital Holdings Ltd.	6,419
35	Everest Re Group Ltd.	7,925
109	Lincoln National Corp.	8,031
54	MetLife, Inc.	2,784
66	Prudential Financial, Inc.	7,060
61	RenaissanceRe Holdings Ltd., (Bermuda)	8,244
96	Torchmark Corp.	7,697

		73,108

	Mortgage Real Estate Investment Trusts (REITs) — 1.9%
144	AGNC Investment Corp.	3,122
447	Chimera Investment Corp.	8,452
828	Two Harbors Investment Corp.	8,349

		19,923

	Total Financials	282,571

	Health Care — 13.6%
	Biotechnology — 4.7%
112	AbbVie, Inc.	9,943
105	Amgen, Inc.	19,503
245	Gilead Sciences, Inc.	19,850

		49,296

	Health Care Equipment & Supplies — 0.4%
64	Baxter International, Inc.	4,010

	Health Care Providers & Services — 5.8%
56	Anthem, Inc.	10,614
68	Centene Corp. (a)	6,580
30	DaVita, Inc. (a)	1,776
133	Express Scripts Holding Co. (a)	8,447
84	Humana, Inc.	20,392
28	McKesson Corp.	4,240
11	Quest Diagnostics, Inc.	1,011
48	WellCare Health Plans, Inc. (a)	8,261

		61,321

	Pharmaceuticals — 2.7%
79	Allergan plc	16,252
355	Pfizer, Inc.	12,671

		28,923

	Total Health Care	143,550

	Industrials — 8.9%
	Aerospace & Defense — 2.3%
81	Boeing Co. (The)	20,591
36	Curtiss-Wright Corp.	3,774

		24,365

	Airlines — 1.8%
248	Delta Air Lines, Inc.	11,978
120	United Continental Holdings, Inc. (a)	7,275

		19,253

	Construction & Engineering — 0.2%
33	Jacobs Engineering Group, Inc.	1,935

	Electrical Equipment — 1.0%
13	Regal Beloit Corp.	1,011
51	Rockwell Automation, Inc.	9,124

		10,135

	Machinery — 2.0%
44	Caterpillar, Inc.	5,537
45	Cummins, Inc.	7,612
49	Parker-Hannifin Corp.	8,541

		21,690

	Professional Services — 0.8%
69	ManpowerGroup, Inc.	8,165

	Trading Companies & Distributors — 0.8%
65	United Rentals, Inc. (a)	9,032

	Total Industrials	94,575

	Information Technology — 8.9%
	Internet Software & Services — 1.5%
419	eBay, Inc. (a)	16,099

	IT Services — 0.9%
99	DXC Technology Co.	8,528
45	Western Union Co. (The)	864

		9,392

	Semiconductors & Semiconductor Equipment — 2.7%
413	Applied Materials, Inc.	21,498
6	Lam Research Corp.	1,147
20	Skyworks Solutions, Inc.	2,069
91	Teradyne, Inc.	3,378

		28,092

	Software — 0.5%
48	VMware, Inc., Class A (a)	5,230

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Technology Hardware, Storage & Peripherals — 3.3%
33	Apple, Inc.	5,055
1,092	HP, Inc.	21,803
197	NetApp, Inc.	8,638

		35,496

	Total Information Technology	94,309

	Materials — 2.6%
	Chemicals — 1.0%
36	Cabot Corp.	2,009
318	Huntsman Corp.	8,706

		10,715

	Containers & Packaging — 0.7%
64	Packaging Corp. of America	7,316

	Metals & Mining — 0.9%
44	Newmont Mining Corp.	1,662
218	Steel Dynamics, Inc.	7,521

		9,183

	Total Materials	27,214

	Real Estate — 3.4%
	Equity Real Estate Investment Trusts (REITs) — 2.7%
419	Brandywine Realty Trust	7,323
246	Equity Commonwealth (a)	7,466
127	GEO Group, Inc. (The)	3,403
106	Hospitality Properties Trust	3,011
350	Piedmont Office Realty Trust, Inc., Class A	7,046

		28,249

	Real Estate Management & Development — 0.7%
240	Realogy Holdings Corp.	7,915

	Total Real Estate	36,164

	Telecommunication Services — 0.9%
	Diversified Telecommunication Services — 0.9%
247	AT&T, Inc.	9,691

	Utilities — 6.0%
	Electric Utilities — 2.4%
12	Edison International	895
186	Exelon Corp.	7,022
65	NextEra Energy, Inc.	9,511
182	Portland General Electric Co.	8,311

		25,739

	Gas Utilities — 0.7%
161	UGI Corp.	7,551

	Independent Power and Renewable Electricity Producers — 1.4%
717	AES Corp.	7,901
278	NRG Energy, Inc.	7,119

		15,020

	Multi-Utilities — 1.5%
312	CenterPoint Energy, Inc.	9,102
242	MDU Resources Group, Inc.	6,280

		15,382

	Total Utilities	63,692

	Total Common Stocks (Cost $816,675)	1,036,007

Short-Term Investment — 2.0%
	Investment Company — 2.0%
21,605	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $21,605)	21,605

	Total Investments — 99.9% (Cost $838,280)	1,057,612
	Other Assets in Excess of Liabilities — 0.1%	776

	NET ASSETS — 100.0%	$1,058,388

Percentages indicated are based on net assets.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	170	12/2017	USD	21,387	243

					243

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,057,612	$—	$—	$1,057,612

Appreciation in Other Financial Instruments
Futures Contracts (a)	$243	$—	$—	$243

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.0%
	Consumer Discretionary — 17.1%
	Auto Components — 0.5%
282	BorgWarner, Inc.	14,432

	Automobiles — 0.7%
19	Tesla, Inc. (a)	6,447
117	Thor Industries, Inc.	14,719

		21,166

	Distributors — 1.1%
129	Genuine Parts Co.	12,313

542	LKQ Corp. (a)	19,492

		31,805

	Diversified Consumer Services — 0.3%
120	Bright Horizons Family Solutions, Inc. (a)	10,362

	Hotels, Restaurants & Leisure — 3.5%
305	Aramark	12,386
307	Hilton Grand Vacations, Inc. (a)	11,876
528	Hilton Worldwide Holdings, Inc.	36,682
63	Marriott International, Inc., Class A	6,994
189	Norwegian Cruise Line Holdings Ltd. (a)	10,231
455	Red Rock Resorts, Inc., Class A	10,529
57	Vail Resorts, Inc.	13,003

		101,701

	Household Durables — 2.8%
262	Mohawk Industries, Inc. (a)	64,889
401	Newell Brands, Inc.	17,099

		81,988

	Internet & Direct Marketing Retail — 1.0%
142	Expedia, Inc.	20,399
133	Wayfair, Inc., Class A (a)	8,971

		29,370

	Media — 0.8%
166	CBS Corp. (Non-Voting), Class B	9,633
234	DISH Network Corp., Class A (a)	12,713

		22,346

	Multiline Retail — 1.2%
361	Kohl’s Corp.	16,485
389	Nordstrom, Inc.	18,358

		34,843

	Specialty Retail — 3.4%
22	AutoZone, Inc. (a)	13,319
246	Bed Bath & Beyond, Inc.	5,781
224	Best Buy Co., Inc.	12,750
458	Gap, Inc. (The)	13,524
54	O’Reilly Automotive, Inc. (a)	11,695
310	Ross Stores, Inc.	19,991
131	Tiffany & Co.	11,987
50	Ulta Beauty, Inc. (a)	11,190

		100,237

	Textiles, Apparel & Luxury Goods — 1.8%
214	Coach, Inc.	8,600
619	Gildan Activewear, Inc., (Canada)	19,352
126	PVH Corp.	15,908
98	Ralph Lauren Corp.	8,625

		52,485

	Total Consumer Discretionary	500,735

	Consumer Staples — 3.6%
	Beverages — 1.6%
74	Constellation Brands, Inc., Class A	14,693
184	Dr Pepper Snapple Group, Inc.	16,313
73	Molson Coors Brewing Co., Class B	5,965
155	Monster Beverage Corp. (a)	8,547

		45,518

	Food & Staples Retailing — 0.6%
83	Casey’s General Stores, Inc.	9,074
480	Kroger Co. (The)	9,637

		18,711

	Food Products — 0.3%
140	TreeHouse Foods, Inc. (a)	9,489

	Household Products — 0.2%
125	Energizer Holdings, Inc.	5,771

	Personal Products — 0.9%
648	Coty, Inc., Class A	10,714
210	Edgewell Personal Care Co. (a)	15,284

		25,998

	Total Consumer Staples	105,487

	Energy — 4.2%
	Oil, Gas & Consumable Fuels — 4.2%
209	Concho Resources, Inc. (a)	27,582
533	Energen Corp. (a)	29,154
460	EQT Corp.	30,042
379	PBF Energy, Inc., Class A	10,474
300	Range Resources Corp.	5,861
654	Williams Cos., Inc. (The)	19,614

	Total Energy	122,727

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Financials — 15.7%
	Banks — 5.3%
420	Citizens Financial Group, Inc.	15,917
160	Comerica, Inc.	12,217
287	East West Bancorp, Inc.	17,163
729	Fifth Third Bancorp	20,403
270	First Republic Bank	28,252
803	Huntington Bancshares, Inc.	11,210
146	M&T Bank Corp.	23,507
342	SunTrust Banks, Inc.	20,438
133	Zions Bancorp	6,273

		155,380

	Capital Markets — 5.8%
63	Affiliated Managers Group, Inc.	11,940
176	Ameriprise Financial, Inc.	26,063
455	Invesco Ltd.	15,932
237	Lazard Ltd., Class A	10,713
202	Nasdaq, Inc.	15,677
160	Northern Trust Corp.	14,690
165	Raymond James Financial, Inc.	13,907
165	S&P Global, Inc.	25,838
215	T. Rowe Price Group, Inc.	19,504
349	TD Ameritrade Holding Corp.	17,041

		171,305

	Consumer Finance — 0.4%
501	Ally Financial, Inc.	12,153

	Insurance — 4.2%
13	Alleghany Corp. (a)	7,476
53	Chubb Ltd.	7,624
352	Hartford Financial Services Group, Inc. (The)	19,530
563	Loews Corp.	26,937
184	Marsh & McLennan Cos., Inc.	15,384
211	Progressive Corp. (The)	10,228
237	Unum Group	12,137
94	WR Berkley Corp.	6,284
425	XL Group Ltd., (Bermuda)	16,769

		122,369

	Total Financials	461,207

	Health Care — 9.5%
	Biotechnology — 2.2%
195	ACADIA Pharmaceuticals, Inc. (a)	7,334
99	BioMarin Pharmaceutical, Inc. (a)	9,205
224	Exelixis, Inc. (a)	5,430
78	Incyte Corp. (a)	9,153
107	Intercept Pharmaceuticals, Inc. (a)	6,199
56	Kite Pharma, Inc. (a)	10,140
68	Spark Therapeutics, Inc. (a)	6,036
79	Vertex Pharmaceuticals, Inc. (a)	12,026

		65,523

	Health Care Equipment & Supplies — 1.2%
188	DENTSPLY SIRONA, Inc.	11,228
122	DexCom, Inc. (a)	5,964
77	Edwards Lifesciences Corp. (a)	8,390
9	Intuitive Surgical, Inc. (a)	9,622

		35,204

	Health Care Providers & Services — 4.4%
368	Acadia Healthcare Co., Inc. (a)	17,552
141	AmerisourceBergen Corp.	11,637
126	Centene Corp. (a)	12,223
89	Cigna Corp.	16,680
118	Henry Schein, Inc. (a)	9,647
109	Humana, Inc.	26,564
70	Laboratory Corp. of America Holdings (a)	10,536
405	Premier, Inc., Class A (a)	13,178
108	Universal Health Services, Inc., Class B	11,966

		129,983

	Health Care Technology — 0.3%
179	Veeva Systems, Inc., Class A (a)	10,075

	Life Sciences Tools & Services — 0.9%
126	Illumina, Inc. (a)	25,075

	Pharmaceuticals — 0.5%
94	Jazz Pharmaceuticals plc (a)	13,674

	Total Health Care	279,534

	Industrials — 13.0%
	Aerospace & Defense — 0.4%
153	HEICO Corp., Class A	11,683

	Airlines — 0.6%
291	Southwest Airlines Co.	16,262

	Building Products — 2.0%
558	Fortune Brands Home & Security, Inc.	37,494
125	Lennox International, Inc.	22,415

		59,909

	Commercial Services & Supplies — 2.2%
429	Copart, Inc. (a)	14,738

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Commercial Services & Supplies — continued
706	Waste Connections, Inc., (Canada)	49,364

		64,102

	Electrical Equipment — 1.3%
45	Acuity Brands, Inc.	7,673
196	AMETEK, Inc.	12,939
113	Hubbell, Inc.	13,084
64	Regal Beloit Corp.	5,043

		38,739

	Industrial Conglomerates — 0.6%
167	Carlisle Cos., Inc.	16,747

	Machinery — 4.6%
333	Fortive Corp.	23,573
121	IDEX Corp.	14,682
109	Middleby Corp. (The) (a)	13,919
167	Oshkosh Corp.	13,817
118	Snap-on, Inc.	17,516
151	Stanley Black & Decker, Inc.	22,812
144	WABCO Holdings, Inc. (a)	21,238
101	Wabtec Corp.	7,666

		135,223

	Professional Services — 0.2%
60	Equifax, Inc.	6,381

	Road & Rail — 0.6%
161	Old Dominion Freight Line, Inc.	17,761

	Trading Companies & Distributors — 0.5%
191	MSC Industrial Direct Co., Inc., Class A	14,417

	Total Industrials	381,224

	Information Technology — 19.5%
	Communications Equipment — 1.6%
87	Arista Networks, Inc. (a)	16,589
426	CommScope Holding Co., Inc. (a)	14,141
105	Palo Alto Networks, Inc. (a)	15,067

		45,797

	Electronic Equipment, Instruments & Components — 4.3%
570	Amphenol Corp., Class A	48,266
220	Arrow Electronics, Inc. (a)	17,719
276	CDW Corp.	18,213
439	Corning, Inc.	13,129
68	IPG Photonics Corp. (a)	12,565
383	Keysight Technologies, Inc. (a)	15,972

		125,864

	Internet Software & Services — 0.9%
336	GoDaddy, Inc., Class A (a)	14,597
104	GrubHub, Inc. (a)	5,477
295	Match Group, Inc. (a)	6,850

		26,924

	IT Services — 3.0%
170	Gartner, Inc. (a)	21,187
278	Global Payments, Inc.	26,380
165	Jack Henry & Associates, Inc.	16,911
34	Square, Inc., Class A (a)	968
325	Vantiv, Inc., Class A (a)	22,889

		88,335

	Semiconductors & Semiconductor Equipment — 3.7%
835	Advanced Micro Devices, Inc. (a)	10,650
126	Analog Devices, Inc.	10,890
238	Applied Materials, Inc.	12,382
40	Broadcom Ltd.	9,580
238	Cavium, Inc. (a)	15,714
135	Lam Research Corp.	24,906
64	NVIDIA Corp.	11,406
391	Teradyne, Inc.	14,565

		110,093

	Software — 6.0%
247	Atlassian Corp. plc, (Australia), Class A (a)	8,689
199	Electronic Arts, Inc. (a)	23,494
133	Guidewire Software, Inc. (a)	10,379
108	Paycom Software, Inc. (a)	8,118
84	Proofpoint, Inc. (a)	7,361
167	Red Hat, Inc. (a)	18,536
192	ServiceNow, Inc. (a)	22,578
297	Splunk, Inc. (a)	19,743
231	Synopsys, Inc. (a)	18,584
160	Take-Two Interactive Software, Inc. (a)	16,306
54	Tyler Technologies, Inc. (a)	9,378
123	Workday, Inc., Class A (a)	12,931

		176,097

	Total Information Technology	573,110

	Materials — 3.5%
	Chemicals — 0.4%
32	Sherwin-Williams Co. (The)	11,459

	Construction Materials — 1.3%
201	Eagle Materials, Inc.	21,468

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — continued
140	Vulcan Materials Co.	16,780

		38,248

	Containers & Packaging — 1.8%
531	Ball Corp.	21,922
462	Silgan Holdings, Inc.	13,591
326	WestRock Co.	18,498

		54,011

	Total Materials	103,718

	Real Estate — 5.5%
	Equity Real Estate Investment Trusts (REITs) — 4.7%
140	American Campus Communities, Inc.	6,165
239	American Homes 4 Rent, Class A	5,187
69	AvalonBay Communities, Inc.	12,260
95	Boston Properties, Inc.	11,706
501	Brixmor Property Group, Inc.	9,411
28	Essex Property Trust, Inc.	7,235
60	Federal Realty Investment Trust	7,415
276	GGP, Inc.	5,737
86	HCP, Inc.	2,389
71	JBG SMITH Properties (a)	2,426
479	Kimco Realty Corp.	9,361
407	Outfront Media, Inc.	10,238
249	Park Hotels & Resorts, Inc.	6,874
320	Rayonier, Inc.	9,238
103	Regency Centers Corp.	6,420
142	Vornado Realty Trust	10,886
286	Weyerhaeuser Co.	9,746
76	WP Carey, Inc.	5,149

		137,843

	Real Estate Management & Development — 0.8%
634	CBRE Group, Inc., Class A (a)	24,006

	Total Real Estate	161,849

	Utilities — 4.4%
	Electric Utilities — 1.6%
279	Edison International	21,516
88	Westar Energy, Inc.	4,348
479	Xcel Energy, Inc.	22,672

		48,536

	Gas Utilities — 0.5%
251	National Fuel Gas Co.	14,229

	Multi-Utilities — 2.3%
150	CenterPoint Energy, Inc.	4,390
478	CMS Energy Corp.	22,134
161	Sempra Energy	18,343
339	WEC Energy Group, Inc.	21,296

		66,163

	Total Utilities	128,928

	Total Common Stocks (Cost $1,940,993)	2,818,519

Master Limited Partnership — 0.4%
	Financials — 0.4%
	Capital Markets — 0.4%
279	Oaktree Capital Group LLC (Cost $13,014)	13,118

Short-Term Investment — 4.4%
	Investment Company — 4.4%
128,573	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $128,573)	128,573

	Total Investments — 100.8% (Cost $2,082,580)	2,960,210
	Liabilities in Excess of Other Assets — (0.8)%	(23,443)

	NET ASSETS — 100.0%	$2,936,767

Percentages indicated are based on net assets.

JPMorgan Mid Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$2,960,210	$—	$—	$2,960,210

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.6%
	Consumer Discretionary — 9.7%
	Auto Components — 1.4%
52	American Axle & Manufacturing Holdings, Inc. (a)	907
17	Cooper-Standard Holdings, Inc. (a)	2,012
9	Dana, Inc.	255
2	Stoneridge, Inc. (a)	35
5	Tower International, Inc.	140

		3,349

	Diversified Consumer Services — 0.5%
2	Capella Education Co.	120
8	Grand Canyon Education, Inc. (a)	727
21	K12, Inc. (a)	383

		1,230

	Hotels, Restaurants & Leisure — 1.4%
91	Bloomin’ Brands, Inc.	1,605
7	DineEquity, Inc.	318
1	Jack in the Box, Inc.	51
35	Pinnacle Entertainment, Inc. (a)	735
21	Ruth’s Hospitality Group, Inc.	432

		3,141

	Household Durables — 2.5%
55	Beazer Homes USA, Inc. (a)	1,038
14	Helen of Troy Ltd. (a)	1,375
9	Hooker Furniture Corp.	430
6	KB Home	135
21	Libbey, Inc.	190
18	Lifetime Brands, Inc.	323
2	NACCO Industries, Inc., Class A	148
95	Taylor Morrison Home Corp., Class A (a)	2,104

		5,743

	Internet & Direct Marketing Retail — 0.1%
13	Liberty TripAdvisor Holdings, Inc., Class A (a)	158

	Media — 1.0%
61	Gannett Co., Inc.	551
38	Gray Television, Inc. (a)	603
3	Nexstar Media Group, Inc., Class A	194
23	Sinclair Broadcast Group, Inc., Class A	740
12	Townsquare Media, Inc., Class A (a)	121

		2,209

	Specialty Retail — 2.5%
28	Caleres, Inc.	848
12	Children’s Place, Inc. (The)	1,371
2	Conn’s, Inc. (a)	51
19	Express, Inc. (a)	126
4	Floor & Decor Holdings, Inc., Class A (a)	167
4	Group 1 Automotive, Inc.	304
421	Office Depot, Inc.	1,910
79	Pier 1 Imports, Inc.	332
43	Tailored Brands, Inc.	624

		5,733

	Textiles, Apparel & Luxury Goods — 0.3%
9	Deckers Outdoor Corp. (a)	588
9	Perry Ellis International, Inc. (a)	220

		808

	Total Consumer Discretionary	22,371

	Consumer Staples — 2.1%
	Food & Staples Retailing — 0.8%
9	Performance Food Group Co. (a)	260
40	SpartanNash Co.	1,046
6	SUPERVALU, Inc. (a)	122
11	US Foods Holding Corp. (a)	294

		1,722

	Food Products — 0.9%
35	Dean Foods Co.	382
28	Pilgrim’s Pride Corp. (a)	800
4	Pinnacle Foods, Inc.	224
3	Sanderson Farms, Inc.	533
2	TreeHouse Foods, Inc. (a)	163

		2,102

	Household Products — 0.4%
25	Central Garden & Pet Co., Class A (a)	915

	Personal Products — 0.0% (g)
2	USANA Health Sciences, Inc. (a)	91

	Total Consumer Staples	4,830

	Energy — 3.1%
	Energy Equipment & Services — 1.1%
32	Archrock, Inc.	396
26	Exterran Corp. (a)	819
81	McDermott International, Inc. (a)	591
7	PHI, Inc. (Non-Voting) (a)	79
36	RigNet, Inc. (a)	623

		2,508

	Oil, Gas & Consumable Fuels — 2.0%
210	Abraxas Petroleum Corp. (a)	395
1	Arch Coal, Inc., Class A	100
52	Delek US Energy, Inc.	1,386

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Oil, Gas & Consumable Fuels — continued
114	Denbury Resources, Inc. (a)	152
72	EP Energy Corp., Class A (a)	235
8	Green Plains, Inc.	165
20	Jagged Peak Energy, Inc. (a)	266
29	Pacific Ethanol, Inc. (a)	159
51	Renewable Energy Group, Inc. (a)	620
1	REX American Resources Corp. (a)	57
39	SRC Energy, Inc. (a)	378
196	W&T Offshore, Inc. (a)	597
3	World Fuel Services Corp.	100

		4,610

	Total Energy	7,118

	Financials — 17.0%
	Banks — 10.1%
4	Cadence BanCorp (a)	99
8	Cathay General Bancorp	326
3	Central Valley Community Bancorp	67
2	Community Trust Bancorp, Inc.	80
3	CU Bancorp (a)	128
4	Customers Bancorp, Inc. (a)	128
36	East West Bancorp, Inc.	2,132
2	Enterprise Financial Services Corp.	72
14	Fidelity Southern Corp.	341
19	Financial Institutions, Inc.	538
164	First BanCorp, (Puerto Rico) (a)	841
5	First Business Financial Services, Inc.	114
6	First Community Bancshares, Inc.	165
5	First Financial Bancorp	130
13	First Foundation, Inc. (a)	240
8	First Hawaiian, Inc.	233
36	First Merchants Corp.	1,553
52	Fulton Financial Corp.	967
39	Hancock Holding Co.	1,865
34	Hanmi Financial Corp.	1,052
16	Heritage Financial Corp.	466
14	Hilltop Holdings, Inc.	357
4	Home BancShares, Inc.	91
61	Hope Bancorp, Inc.	1,078
2	Howard Bancorp, Inc. (a)	48
6	IBERIABANK Corp.	487
4	MainSource Financial Group, Inc.	152
3	NBT Bancorp, Inc.	112
4	Northeast Bancorp	105
5	Pacific Mercantile Bancorp (a)	49
25	PacWest Bancorp	1,264
54	Popular, Inc., (Puerto Rico)	1,951
11	Preferred Bank	637
2	Premier Financial Bancorp, Inc.	44
6	Shore Bancshares, Inc.	103
3	Sierra Bancorp	77
4	Southern National Bancorp of Virginia, Inc.	70
2	SVB Financial Group (a)	300
106	TCF Financial Corp.	1,798
2	Towne Bank	67
15	TriCo Bancshares	618
15	TriState Capital Holdings, Inc. (a)	348
6	Triumph Bancorp, Inc. (a)	196
10	Wintrust Financial Corp.	760
21	Zions Bancorp	1,000

		23,249

	Capital Markets — 1.2%
84	BGC Partners, Inc., Class A	1,218
8	Houlihan Lokey, Inc.	321
14	INTL. FCStone, Inc. (a)	555
27	OM Asset Management plc	400
3	Piper Jaffray Cos.	179

		2,673

	Consumer Finance — 1.5%
35	FirstCash, Inc.	2,210
24	Green Dot Corp., Class A (a)	1,200

		3,410

	Diversified Financial Services — 0.1%
12	FNFV Group (a)	208
3	Marlin Business Services Corp.	80

		288

	Insurance — 2.6%
50	American Equity Investment Life Holding Co.	1,443
8	Aspen Insurance Holdings Ltd., (Bermuda)	306
63	CNO Financial Group, Inc.	1,464
12	First American Financial Corp.	574
6	HCI Group, Inc.	236
12	Kinsale Capital Group, Inc.	527
4	National General Holdings Corp.	68
4	Selective Insurance Group, Inc.	201
16	Stewart Information Services Corp.	607
4	United Fire Group, Inc.	192
15	Universal Insurance Holdings, Inc.	340

		5,958

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Mortgage Real Estate Investment Trusts (REITs) — 0.5%
9	Capstead Mortgage Corp.	89
5	Invesco Mortgage Capital, Inc.	87
61	Redwood Trust, Inc.	994

		1,170

	Thrifts & Mortgage Finance — 1.0%
4	BankFinancial Corp.	68
7	Dime Community Bancshares, Inc.	153
9	HomeStreet, Inc. (a)	255
7	Meta Financial Group, Inc.	588
23	MGIC Investment Corp. (a)	283
12	OceanFirst Financial Corp.	324
9	PennyMac Financial Services, Inc., Class A (a)	157
9	Walker & Dunlop, Inc. (a)	463
2	Washington Federal, Inc.	57

		2,348

	Total Financials	39,096

	Health Care — 15.2%
	Biotechnology — 5.6%
10	Acorda Therapeutics, Inc. (a)	225
45	Aduro Biotech, Inc. (a)	475
4	AMAG Pharmaceuticals, Inc. (a)	70
69	Amicus Therapeutics, Inc. (a)	1,045
16	AnaptysBio, Inc. (a)	573
9	Audentes Therapeutics, Inc. (a)	263
3	Axovant Sciences Ltd. (a)	22
7	Bellicum Pharmaceuticals, Inc. (a)	76
7	Bluebird Bio, Inc. (a)	893
17	Cara Therapeutics, Inc. (a)	233
183	Catalyst Pharmaceuticals, Inc. (a)	461
36	Coherus Biosciences, Inc. (a)	475
8	Corvus Pharmaceuticals, Inc. (a)	129
290	Curis, Inc. (a)	432
49	Dynavax Technologies Corp. (a)	1,051
19	Epizyme, Inc. (a)	368
8	Esperion Therapeutics, Inc. (a)	376
7	FibroGen, Inc. (a)	361
7	Global Blood Therapeutics, Inc. (a)	217
5	Immune Design Corp. (a)	48
5	Jounce Therapeutics, Inc. (a)	84
1	Loxo Oncology, Inc. (a)	92
20	Mersana Therapeutics, Inc. (a)	342
7	Momenta Pharmaceuticals, Inc. (a)	135
31	Ra Pharmaceuticals, Inc. (a)	456
3	Radius Health, Inc. (a)	108
11	Sage Therapeutics, Inc. (a)	695
18	Sarepta Therapeutics, Inc. (a)	803
30	Selecta Biosciences, Inc. (a)	549
3	Seres Therapeutics, Inc. (a)	45
52	Synergy Pharmaceuticals, Inc. (a)	151
13	Syros Pharmaceuticals, Inc. (a)	193
3	TESARO, Inc. (a)	439
10	Ultragenyx Pharmaceutical, Inc. (a)	549
10	vTv Therapeutics, Inc., Class A (a)	60
11	Xencor, Inc. (a)	257

		12,751

	Health Care Equipment & Supplies — 4.3%
18	Cutera, Inc. (a)	748
1	Inogen, Inc. (a)	138
49	Integer Holdings Corp. (a)	2,522
59	Invacare Corp.	931
45	Lantheus Holdings, Inc. (a)	803
26	Masimo Corp. (a)	2,225
64	OraSure Technologies, Inc. (a)	1,444
27	Quidel Corp. (a)	1,171

		9,982

	Health Care Providers & Services — 3.2%
23	Addus HomeCare Corp. (a)	798
2	AMN Healthcare Services, Inc. (a)	73
91	Community Health Systems, Inc. (a)	701
71	Cross Country Healthcare, Inc. (a)	1,017
2	Envision Healthcare Corp. (a)	101
131	Kindred Healthcare, Inc.	891
21	Molina Healthcare, Inc. (a)	1,466
25	Owens & Minor, Inc.	725
31	RadNet, Inc. (a)	355
64	Surgery Partners, Inc. (a)	662
4	WellCare Health Plans, Inc. (a)	629

		7,418

	Health Care Technology — 0.3%
34	HMS Holdings Corp. (a)	675

	Life Sciences Tools & Services — 0.3%
10	INC Research Holdings, Inc., Class A (a)	523
3	PRA Health Sciences, Inc. (a)	198

		721

	Pharmaceuticals — 1.5%
8	Amphastar Pharmaceuticals, Inc. (a)	143
20	Assembly Biosciences, Inc. (a)	698
10	Horizon Pharma plc (a)	121
3	Medicines Co. (The) (a)	107

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — continued
14	Nektar Therapeutics (a)	346
41	Ocular Therapeutix, Inc. (a)	251
7	Pacira Pharmaceuticals, Inc. (a)	263
7	Reata Pharmaceuticals, Inc., Class A (a)	208
8	Revance Therapeutics, Inc. (a)	232
120	TherapeuticsMD, Inc. (a)	636
5	Theravance Biopharma, Inc., (Cayman Islands) (a)	161
14	WaVe Life Sciences Ltd. (a)	313

		3,479

	Total Health Care	35,026

	Industrials — 19.2%
	Aerospace & Defense — 1.5%
16	AAR Corp.	622
13	Engility Holdings, Inc. (a)	452
7	HEICO Corp., Class A	568
3	Moog, Inc., Class A (a)	267
49	Vectrus, Inc. (a)	1,520

		3,429

	Air Freight & Logistics — 0.2%
5	Atlas Air Worldwide Holdings, Inc. (a)	303
4	Park-Ohio Holdings Corp.	175

		478

	Airlines — 0.8%
10	Hawaiian Holdings, Inc. (a)	379
31	SkyWest, Inc.	1,361

		1,740

	Building Products — 0.7%
3	American Woodmark Corp. (a)	249
2	JELD-WEN Holding, Inc. (a)	78
12	Universal Forest Products, Inc.	1,217

		1,544

	Commercial Services & Supplies — 2.7%
14	ABM Industries, Inc.	592
147	ACCO Brands Corp. (a)	1,745
3	CECO Environmental Corp.	27
27	Essendant, Inc.	350
3	Herman Miller, Inc.	93
12	Kimball International, Inc., Class B	240
5	Knoll, Inc.	102
57	Quad/Graphics, Inc.	1,290
30	Steelcase, Inc., Class A	468
2	Viad Corp.	123
2	VSE Corp.	92
45	West Corp.	1,050

		6,172

	Construction & Engineering — 1.6%
15	EMCOR Group, Inc.	1,026
103	HC2 Holdings, Inc. (a)	543
33	MasTec, Inc. (a)	1,508
17	Sterling Construction Co., Inc. (a)	265
13	Tutor Perini Corp. (a)	373

		3,715

	Electrical Equipment — 1.2%
6	EnerSys	408
103	General Cable Corp.	1,933
8	Powell Industries, Inc.	234
3	Regal Beloit Corp.	271

		2,846

	Machinery — 4.3%
6	Barnes Group, Inc.	398
20	Columbus McKinnon Corp.	739
16	Federal Signal Corp.	339
58	Global Brass & Copper Holdings, Inc.	1,948
5	Greenbrier Cos., Inc. (The)	253
2	Hurco Cos., Inc.	71
4	Hyster-Yale Materials Handling, Inc.	306
8	Kadant, Inc.	747
3	Kennametal, Inc.	129
93	Meritor, Inc. (a)	2,426
5	NN, Inc.	151
1	Standex International Corp.	142
10	TriMas Corp. (a)	261
84	Wabash National Corp.	1,923

		9,833

	Marine — 0.2%
64	Costamare, Inc., (Monaco)	394

	Professional Services — 3.5%
28	Barrett Business Services, Inc.	1,600
5	CRA International, Inc.	200
14	ICF International, Inc. (a)	761
18	Insperity, Inc.	1,601
2	Kelly Services, Inc., Class A	44
75	RPX Corp. (a)	989
29	TriNet Group, Inc. (a)	965
68	TrueBlue, Inc. (a)	1,520
8	WageWorks, Inc. (a)	461

		8,141

	Road & Rail — 1.1%
68	ArcBest Corp.	2,264

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Road & Rail — continued
10	Schneider National, Inc., Class B	253
3	Universal Logistics Holdings, Inc.	52
3	YRC Worldwide, Inc. (a)	45

		2,614

	Trading Companies & Distributors — 1.4%
9	Applied Industrial Technologies, Inc.	566
35	CAI International, Inc. (a)	1,058
12	GMS, Inc. (a)	418
65	MRC Global, Inc. (a)	1,132
2	Neff Corp., Class A (a)	45
3	Veritiv Corp. (a)	97

		3,316

	Total Industrials	44,222

	Information Technology — 16.2%
	Communications Equipment — 1.2%
16	Ciena Corp. (a)	341
201	Extreme Networks, Inc. (a)	2,384

		2,725

	Electronic Equipment, Instruments & Components — 4.0%
1	Anixter International, Inc. (a)	119
46	Benchmark Electronics, Inc. (a)	1,562
72	Fitbit, Inc., Class A (a)	504
31	Insight Enterprises, Inc. (a)	1,407
36	KEMET Corp. (a)	752
29	Kimball Electronics, Inc. (a)	630
2	Littelfuse, Inc.	486
9	Methode Electronics, Inc.	363
3	Plexus Corp. (a)	151
59	Sanmina Corp. (a)	2,184
12	Tech Data Corp. (a)	1,068

		9,226

	Internet Software & Services — 2.1%
24	Alteryx, Inc., Class A (a)	483
40	Apptio, Inc., Class A (a)	744
23	Bankrate, Inc. (a)	324
55	Blucora, Inc. (a)	1,399
6	Coupa Software, Inc. (a)	187
18	Five9, Inc. (a)	435
101	Limelight Networks, Inc. (a)	399
13	New Relic, Inc. (a)	627
37	Tintri, Inc. (a)	115

		4,713

	IT Services — 1.9%
2	Blackhawk Network Holdings, Inc. (a)	76
4	Euronet Worldwide, Inc. (a)	384
32	Everi Holdings, Inc. (a)	239
2	EVERTEC, Inc., (Puerto Rico)	37
21	Planet Payment, Inc. (a)	91
14	Sykes Enterprises, Inc. (a)	415
144	Travelport Worldwide Ltd.	2,262
101	Unisys Corp. (a)	861

		4,365

	Semiconductors & Semiconductor Equipment — 3.1%
3	Advanced Energy Industries, Inc. (a)	229
30	Alpha & Omega Semiconductor Ltd. (a)	488
18	Cirrus Logic, Inc. (a)	933
30	Cohu, Inc.	722
100	Cypress Semiconductor Corp.	1,496
13	Ichor Holdings Ltd. (a)	354
5	Nanometrics, Inc. (a)	137
7	Rudolph Technologies, Inc. (a)	184
18	Sigma Designs, Inc. (a)	111
74	Ultra Clean Holdings, Inc. (a)	2,271
17	Xcerra Corp. (a)	164

		7,089

	Software — 3.9%
15	CommVault Systems, Inc. (a)	930
15	Ellie Mae, Inc. (a)	1,199
18	Imperva, Inc. (a)	760
3	MicroStrategy, Inc., Class A (a)	326
3	QAD, Inc., Class A	89
9	Qualys, Inc. (a)	487
31	RingCentral, Inc., Class A (a)	1,277
18	Take-Two Interactive Software, Inc. (a)	1,825
105	TiVo Corp.	2,092

		8,985

	Total Information Technology	37,103

	Materials — 4.3%
	Chemicals — 2.4%
14	Chemours Co. (The)	698
18	FutureFuel Corp.	288
2	Ingevity Corp. (a)	144
18	Innophos Holdings, Inc.	890
9	Minerals Technologies, Inc.	609
14	OMNOVA Solutions, Inc. (a)	158
37	Trinseo SA	2,503
8	Venator Materials plc (a)	179

		5,469

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — 0.4%
12	Berry Global Group, Inc. (a)	693
22	Graphic Packaging Holding Co.	313

		1,006

	Metals & Mining — 0.5%
67	AK Steel Holding Corp. (a)	374
54	Cleveland-Cliffs, Inc. (a)	383
6	Commercial Metals Co.	110
4	Ryerson Holding Corp. (a)	48
4	Worthington Industries, Inc.	200

		1,115

	Paper & Forest Products — 1.0%
13	Boise Cascade Co. (a)	471
37	Louisiana-Pacific Corp. (a)	988
20	Schweitzer-Mauduit International, Inc.	819

		2,278

	Total Materials	9,868

	Real Estate — 6.8%
	Equity Real Estate Investment Trusts (REITs) — 6.6%
5	American Campus Communities, Inc.	202
10	Armada Hoffler Properties, Inc.	134
150	Ashford Hospitality Trust, Inc.	1,000
24	Bluerock Residential Growth REIT, Inc.	265
9	Chatham Lodging Trust	196
8	Chesapeake Lodging Trust	220
1	CorEnergy Infrastructure Trust, Inc.	39
7	CoreSite Realty Corp.	769
29	Cousins Properties, Inc.	267
3	CyrusOne, Inc.	147
9	DCT Industrial Trust, Inc.	498
17	DiamondRock Hospitality Co.	181
5	Easterly Government Properties, Inc.	110
8	Education Realty Trust, Inc.	293
44	First Industrial Realty Trust, Inc.	1,317
3	Franklin Street Properties Corp.	34
80	GEO Group, Inc. (The)	2,149
19	Getty Realty Corp.	529
7	Highwoods Properties, Inc.	386
6	Hudson Pacific Properties, Inc.	185
15	InfraREIT, Inc.	331
7	New Senior Investment Group, Inc.	66
22	NexPoint Residential Trust, Inc.	511
4	Parkway, Inc.	84
35	Preferred Apartment Communities, Inc., Class A	669
2	PS Business Parks, Inc.	227
24	Ramco-Gershenson Properties Trust	307
40	Retail Opportunity Investments Corp.	754
23	Rexford Industrial Realty, Inc.	647
22	RLJ Lodging Trust	473
49	Summit Hotel Properties, Inc.	787
3	Sun Communities, Inc.	223
38	Sunstone Hotel Investors, Inc.	617
2	Urban Edge Properties	41
23	Xenia Hotels & Resorts, Inc.	484

		15,142

	Real Estate Management & Development — 0.2%
26	Forestar Group, Inc. (a) (bb)	446
3	Redfin Corp. (a)	85

		531

	Total Real Estate	15,673

	Telecommunication Services — 0.1%
	Diversified Telecommunication Services — 0.1%
7	IDT Corp., Class B	104

	Utilities — 2.9%
	Electric Utilities — 1.6%
2	El Paso Electric Co.	87
6	IDACORP, Inc.	503
3	MGE Energy, Inc.	224
38	Portland General Electric Co.	1,719
82	Spark Energy, Inc., Class A	1,230

		3,763

	Gas Utilities — 0.9%
14	New Jersey Resources Corp.	575
13	Southwest Gas Holdings, Inc.	985
5	WGL Holdings, Inc.	404

		1,964

	Independent Power and Renewable Electricity Producers — 0.4%
48	Atlantic Power Corp. (a)	119
15	Dynegy, Inc. (a)	145
11	Ormat Technologies, Inc.	671

		935

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Water Utilities — 0.0% (g)
2	Consolidated Water Co. Ltd., (Cayman Islands)	31

	Total Utilities	6,693

	Total Common Stocks (Cost $159,216)	222,104

NUMBER OF WARRANTS
Warrant — 0.0%
	Financials — 0.0%
	Consumer Finance — 0.0% (g)
2	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—

SHARES
Short-Term Investment — 3.4%
	Investment Company — 3.4%
7,823	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $7,823)	7,823

	Total Investments — 100.0% (Cost $167,039)	229,927
	Other Assets in Excess of Liabilities — 0.0% (g)	13

	NET ASSETS — 100.0%	$229,940

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	104	12/2017	USD	7,763	361

					361

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan Small Cap Core Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$22,371	$—	$—		$22,371
Consumer Staples	4,830	—	—		4,830
Energy	7,118	—	—		7,118
Financials	39,096	—	—		39,096
Health Care	35,026	—	—		35,026
Industrials	44,222	—	—		44,222
Information Technology	37,103	—	—		37,103
Materials	9,868	—	—		9,868
Real Estate	15,227	—	446		15,673
Telecommunication Services	104	—	—		104
Utilities	6,693	—	—		6,693

Total Common Stocks	221,658	—	446		222,104

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	7,823	—	—		7,823

Total Investments in Securities	$229,481	$—	$446		$229,927

Appreciation in Other Financial Instruments
Futures Contracts	$361	$—	$—		$361

(a)	Value is Zero

There were no significant transfers among any levels during the period ended September 30, 2017.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.3%
	Consumer Discretionary — 13.8%
	Auto Components — 1.0%
535	LCI Industries	62,009

	Distributors — 1.8%
1,042	Pool Corp.	112,725

	Diversified Consumer Services — 0.8%
1,082	ServiceMaster Global Holdings, Inc. (a)	50,549

	Hotels, Restaurants & Leisure — 2.4%
1,407	Brinker International, Inc.	44,812
611	Monarch Casino & Resort, Inc. (a)	24,138
899	Papa John’s International, Inc.	65,676
1,423	Zoe’s Kitchen, Inc. (a)	17,977

		152,603

	Internet & Direct Marketing Retail — 0.3%
2,711	Blue Apron Holdings, Inc., Class A (a)	14,775

	Leisure Products — 2.4%
2,729	Acushnet Holdings Corp.	48,464
1,366	Brunswick Corp.	76,471
822	Malibu Boats, Inc., Class A (a)	26,001

		150,936

	Media — 2.9%
2,356	Cinemark Holdings, Inc.	85,318
1,125	Emerald Expositions Events, Inc.	26,149
3,743	EW Scripps Co. (The), Class A (a)	71,534

		183,001

	Specialty Retail — 1.3%
2,807	American Eagle Outfitters, Inc.	40,135
4,728	Chico’s FAS, Inc.	42,318

		82,453

	Textiles, Apparel & Luxury Goods — 0.9%
594	Carter’s, Inc.	58,644

	Total Consumer Discretionary	867,695

	Consumer Staples — 3.2%
	Food & Staples Retailing — 1.6%
3,531	Performance Food Group Co. (a)	99,762

	Household Products — 1.6%
953	Spectrum Brands Holdings, Inc.	100,889

	Total Consumer Staples	200,651

	Energy — 4.1%
	Energy Equipment & Services — 3.0%
665	Core Laboratories NV	65,620
482	Dril-Quip, Inc. (a)	21,287
4,932	Patterson-UTI Energy, Inc.	103,284

		190,191

	Oil, Gas & Consumable Fuels — 1.1%
7,169	SRC Energy, Inc. (a)	69,321

	Total Energy	259,512

	Financials — 16.5%
	Banks — 11.2%
2,802	Associated Banc-Corp.	67,939
2,267	BankUnited, Inc.	80,654
774	Commerce Bancshares, Inc.	44,710
1,546	First Financial Bancorp	40,430
2,039	First Hawaiian, Inc.	61,776
4,005	First Horizon National Corp.	76,692
638	First Interstate BancSystem, Inc., Class A	24,419
1,222	Glacier Bancorp, Inc.	46,132
1,502	Great Western Bancorp, Inc.	61,984
901	IBERIABANK Corp.	73,992
1,239	Western Alliance Bancorp (a)	65,768
742	Wintrust Financial Corp.	58,123

		702,619

	Capital Markets — 3.9%
976	Eaton Vance Corp.	48,168
328	FactSet Research Systems, Inc.	59,163
916	Lazard Ltd., Class A	41,440
976	Moelis & Co., Class A	42,000
651	Morningstar, Inc.	55,292

		246,063

	Insurance — 1.4%
625	Kinsale Capital Group, Inc.	26,966
1,108	ProAssurance Corp.	60,531
29	RLI Corp.	1,640

		89,137

	Total Financials	1,037,819

	Health Care — 10.9%
	Health Care Equipment & Supplies — 2.6%
297	ICU Medical, Inc. (a)	55,225
1,165	West Pharmaceutical Services, Inc.	112,175

		167,400

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 3.6%
835	HealthEquity, Inc. (a)	42,242
2,137	HealthSouth Corp.	99,032
406	Magellan Health, Inc. (a)	35,050
286	WellCare Health Plans, Inc. (a)	49,095

		225,419

	Health Care Technology — 1.8%
1,391	Cotiviti Holdings, Inc. (a)	50,044
802	Medidata Solutions, Inc. (a)	62,623

		112,667

	Life Sciences Tools & Services — 0.7%
1,321	VWR Corp. (a)	43,742

	Pharmaceuticals — 2.2%
2,542	Catalent, Inc. (a)	101,470
734	Prestige Brands Holdings, Inc. (a)	36,766

		138,236

	Total Health Care	687,464

	Industrials — 17.9%
	Building Products — 1.5%
1,509	JELD-WEN Holding, Inc. (a)	53,605
1,179	USG Corp. (a)	38,510

		92,115

	Commercial Services & Supplies — 4.1%
945	Advanced Disposal Services, Inc. (a)	23,808
2,231	Brady Corp., Class A	84,651
1,283	Herman Miller, Inc.	46,059
1,454	KAR Auction Services, Inc.	69,428
665	US Ecology, Inc.	35,755

		259,701

	Electrical Equipment — 0.8%
1,132	Generac Holdings, Inc. (a)	51,996

	Machinery — 7.6%
1,632	Allison Transmission Holdings, Inc.	61,245
1,029	Altra Industrial Motion Corp.	49,487
996	Douglas Dynamics, Inc.	39,237
524	Lincoln Electric Holdings, Inc.	48,064
464	Proto Labs, Inc. (a)	37,252
773	RBC Bearings, Inc. (a)	96,724
2,408	Toro Co. (The)	149,471

		481,480

	Road & Rail — 1.8%
1,220	Knight-Swift Transportation Holdings, Inc. (a)	50,705
637	Landstar System, Inc.	63,474

		114,179

	Trading Companies & Distributors — 2.1%
1,056	Applied Industrial Technologies, Inc.	69,480
370	Watsco, Inc.	59,564

		129,044

	Total Industrials	1,128,515

	Information Technology — 13.0%
	Internet Software & Services — 3.5%
3,062	Cision Ltd. (a)	39,862
1,327	GrubHub, Inc. (a)	69,885
978	Instructure, Inc. (a)	32,406
1,805	Q2 Holdings, Inc. (a)	75,179

		217,332

	IT Services — 0.8%
1,076	CoreLogic, Inc. (a)	49,739

	Semiconductors & Semiconductor Equipment — 1.4%
1,140	Cabot Microelectronics Corp.	91,090

	Software — 7.3%
1,016	Aspen Technology, Inc. (a)	63,804
643	Blackbaud, Inc.	56,421
919	Guidewire Software, Inc. (a)	71,561
638	Imperva, Inc. (a)	27,708
1,106	Manhattan Associates, Inc. (a)	45,956
252	MicroStrategy, Inc., Class A (a)	32,125
785	Splunk, Inc. (a)	52,147
691	Tableau Software, Inc., Class A (a)	51,731
353	Tyler Technologies, Inc. (a)	61,508

		462,961

	Total Information Technology	821,122

	Materials — 6.4%
	Chemicals — 3.2%
2,063	GCP Applied Technologies, Inc. (a)	63,324
1,411	PQ Group Holdings, Inc. (a)	24,341
384	Quaker Chemical Corp.	56,739
2,530	Valvoline, Inc.	59,328

		203,732

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Containers & Packaging — 3.2%
1,711	AptarGroup, Inc.	147,648
899	Crown Holdings, Inc. (a)	53,714

		201,362

	Total Materials	405,094

	Real Estate — 6.0%
	Equity Real Estate Investment Trusts (REITs) — 4.4%
868	EastGroup Properties, Inc.	76,463
1,785	National Retail Properties, Inc.	74,384
2,464	Outfront Media, Inc.	62,033
2,759	RLJ Lodging Trust	60,708

		273,588

	Real Estate Management & Development — 1.6%
1,207	HFF, Inc., Class A	47,757
1,600	Realogy Holdings Corp.	52,709

		100,466

	Total Real Estate	374,054

	Utilities — 2.5%
	Electric Utilities — 1.3%
1,852	Portland General Electric Co.	84,511

	Multi-Utilities — 1.2%
1,316	NorthWestern Corp.	74,931

	Total Utilities	159,442

	Total Common Stocks (Cost $4,296,137)	5,941,368

Exchange Traded Fund — 1.2%
	U.S. Equity — 1.2%
535	iShares Russell 2000 Fund (Cost $68,633)	79,292

Short-Term Investment — 4.9%
	Investment Company — 4.9%
309,284	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $309,284)	309,284
	Total Investments — 100.4% (Cost $4,674,054)	6,329,944
	Liabilities in Excess of Other Assets — (0.4)%	(27,691)

	NET ASSETS — 100.0%	$6,302,253

Percentages indicated are based on net assets.

JPMorgan Small Cap Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,329,944	$—	$—	$6,329,944

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 45.1%
	International Equity — 18.2%
141,409	iShares Core MSCI EAFE Fund	9,074,216
65,906	iShares Core MSCI Emerging Markets Fund	3,560,242

	Total International Equity	12,634,458

	U.S. Equity — 26.9%
11,528	iShares Russell 2000 Fund	1,708,219
11,407	iShares Russell Mid-Cap Fund	2,248,890
64,049	Vanguard S&P 500 Fund	14,779,947

	Total U.S. Equity	18,737,056

	Total Exchange Traded Funds (Cost $23,173,272)	31,371,514

Investment Companies — 53.5% (b)
	Alternative Assets — 5.9%
310,270	JPMorgan Realty Income Fund, Class R6 Shares	4,076,952

	International Equity — 16.9%
118,544	JPMorgan Emerging Economies Fund, Class R6 Shares	1,724,815
60,641	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,699,169
161,047	JPMorgan International Equity Fund, Class R6 Shares	2,844,089
144,622	JPMorgan International Research Enhanced Equity Fund, Class I Shares	2,702,988
125,103	JPMorgan Intrepid International Fund, Class R6 Shares	2,794,793

	Total International Equity	11,765,854

	U.S. Equity — 30.7%
246,992	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	4,947,257
93,633	JPMorgan Intrepid America Fund, Class R6 Shares	3,895,117
20,885	JPMorgan Mid Cap Equity Fund, Class R6 Shares	1,069,309
338,329	JPMorgan U.S. Equity Fund, Class R6 Shares	5,589,195
54,273	JPMorgan U.S. Small Company Fund, Class R6 Shares	1,047,476
138,931	JPMorgan Value Advantage Fund, Class R6 Shares	4,815,336

	Total U.S. Equity	21,363,690

	Total Investment Companies (Cost $29,850,733)	37,206,496

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.5%
365,000	U.S. Treasury Notes, 1.00%, 12/31/2017 (k) (Cost $364,932)	364,864

Short-Term Investment — 0.7%
	Investment Company — 0.7%
503,708	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $503,708)	503,708

	Total Investments — 99.8% (Cost $53,892,645)	69,446,582
	Other Assets in Excess of Liabilities — 0.2%	147,519

	NET ASSETS — 100.0%	$69,594,101

Percentages indicated are based on net assets.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	22	12/2017	EUR	930,488	22,817
Russell 2000 E-Mini Index	2	12/2017	USD	149,290	9,007
S&P 500 E-Mini Index	12	12/2017	USD	1,509,660	30,301
TOPIX Index	4	12/2017	JPY	595,822	34,922

					97,047

Short Contracts
Hang Seng Index	(2)	10/2017	HKD	(353,369)	(3,256)
FTSE 100 Index	(11)	12/2017	GBP	(1,081,334)	7,367
S&P/TSX 60 Index	(5)	12/2017	CAD	(736,285)	(36,251)

					(32,140)

					64,907

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and The London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar

(a)	—	Non-income producing security.

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.

(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartAllocation Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$69,081,718	$364,864	$—	$69,446,582

Appreciation in Other Financial Instruments
Futures Contracts (a)	$39,308	$65,106	$—	$104,414
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(36,251)	$(3,256)	$—	$(39,507)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note that is held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 1.3%
	Fixed Income — 1.3%
815,408	iShares TIPS Bond Fund (Cost $91,340,440)	92,614,040

Investment Companies — 96.8% (b)
	Alternative Assets — 3.7%
5,413,725	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	48,236,294
16,739,551	JPMorgan Realty Income Fund, Class R6 Shares	219,957,706

	Total Alternative Assets	268,194,000

	Fixed Income — 47.0%
135,796,079	JPMorgan Core Bond Fund, Class R6 Shares	1,582,024,317
62,879,803	JPMorgan Core Plus Bond Fund, Class R6 Shares	521,902,364
38,014,583	JPMorgan Corporate Bond Fund, Class R6 Shares	388,128,888
19,018,713	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	159,376,811
7,594,183	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	64,398,670
10,039,571	JPMorgan Floating Rate Income Fund, Class R6 Shares	94,472,367
51,831,424	JPMorgan High Yield Fund, Class R6 Shares	388,735,676
18,217,945	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	187,098,296

	Total Fixed Income	3,386,137,389

	International Equity — 16.8%
10,020,822	JPMorgan Emerging Economies Fund, Class R6 Shares	145,802,958
6,514,985	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	182,549,877
17,289,520	JPMorgan International Equity Fund, Class R6 Shares	305,332,927
14,655,589	JPMorgan International Research Enhanced Equity Fund, Class I Shares	273,912,957
13,658,378	JPMorgan Intrepid International Fund, Class R6 Shares	305,128,159

	Total International Equity	1,212,726,878

	U.S. Equity — 29.3%
22,300,914	JPMorgan Disciplined Equity Fund, Class R6 Shares	594,542,379
14,545,172	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	291,339,803
6,918,952	JPMorgan Intrepid America Fund, Class R6 Shares	287,828,407
2,858,436	JPMorgan Mid Cap Equity Fund, Class R6 Shares	146,351,899
611,435	JPMorgan Small Cap Equity Fund, Class R6 Shares	35,512,150
1,851,477	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	33,845,008
1,410,917	JPMorgan Small Cap Value Fund, Class R6 Shares	45,135,221
23,488,649	JPMorgan U.S. Equity Fund, Class R6 Shares	388,032,478
8,269,276	JPMorgan Value Advantage Fund, Class R6 Shares	286,613,115

	Total U.S. Equity	2,109,200,460

	Total Investment Companies (Cost $5,992,701,464)	6,976,258,727

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
34,235,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $34,220,996)	34,187,735

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
69,629,834	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $69,629,834)	69,629,834

	Total Investments — 99.5% (Cost $6,187,892,734)	7,172,690,336
	Other Assets in Excess of Liabilities — 0.5%	35,082,847

	NET ASSETS — 100.0%	$7,207,773,183

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,086	12/2017	AUD	108,221,678	(2,475,557)
EURO STOXX 50 Index	1,798	12/2017	EUR	76,046,268	1,865,110
MSCI Emerging Markets E-Mini Index	1,267	12/2017	USD	69,007,155	(1,001,018)
S&P 500 E-Mini Index	545	12/2017	USD	68,563,725	1,501,731
SPI 200 Index	321	12/2017	AUD	35,780,456	(165,954)
TOPIX Index	491	12/2017	JPY	73,137,150	4,286,396
U.S. Treasury 10 Year Note	578	12/2017	USD	72,394,500	(746,350)

					3,264,358

Short Contracts
Euro-Bund	(774)	12/2017	EUR	(147,290,435)	1,134,650
FTSE 100 Index	(388)	12/2017	GBP	(38,141,581)	259,641
Long Gilt	(545)	12/2017	GBP	(90,469,562)	2,092,750
S&P/TSX 60 Index	(127)	12/2017	CAD	(18,701,647)	(920,761)
U.S. Treasury 2 Year Note	(655)	12/2017	USD	(141,254,844)	377,330
U.S. Treasury 5 Year Note	(1,280)	12/2017	USD	(150,340,000)	907,313

					3,850,923

					7,115,281

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at ww.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,138,502,601	$34,187,735	$—	$7,172,690,336

Appreciation in Other Financial Instruments
Futures Contracts (a)	$6,013,774	$6,411,147	$—	$12,424,921

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5,143,686)	$(165,954)	$—	$(5,309,640)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 0.2%
	Fixed Income — 0.2%
122,149	iShares TIPS Bond Fund (Cost $13,895,011)	13,873,684

Investment Companies — 98.5% (b)
	Alternative Assets — 3.6%
745,303	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	6,640,647
20,376,765	JPMorgan Realty Income Fund, Class R6 Shares	267,750,687

	Total Alternative Assets	274,391,334

	Fixed Income — 39.4%
129,512,026	JPMorgan Core Bond Fund, Class R6 Shares	1,508,815,109
59,276,178	JPMorgan Core Plus Bond Fund, Class R6 Shares	491,992,279
35,342,991	JPMorgan Corporate Bond Fund, Class R6 Shares	360,851,934
16,486,644	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	138,158,075
8,832,662	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	74,900,970
1,505,806	JPMorgan Floating Rate Income Fund, Class R6 Shares	14,169,633
49,033,845	JPMorgan High Yield Fund, Class R6 Shares	367,753,838
2,726,996	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	28,006,247

	Total Fixed Income	2,984,648,085

	International Equity — 20.6%
12,673,533	JPMorgan Emerging Economies Fund, Class R6 Shares	184,399,908
8,231,238	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	230,639,286
22,036,105	JPMorgan International Equity Fund, Class R6 Shares	389,157,622
19,940,391	JPMorgan International Research Enhanced Equity Fund, Class I	372,685,904
17,012,062	JPMorgan Intrepid International Fund, Class R6 Shares	380,049,454

	Total International Equity	1,556,932,174

	U.S. Equity — 34.9%
23,937,867	JPMorgan Disciplined Equity Fund, Class R6 Shares	638,183,527
18,643,809	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	373,435,487
9,165,358	JPMorgan Intrepid America Fund, Class R6 Shares	381,278,879
4,071,455	JPMorgan Mid Cap Equity Fund, Class R6 Shares	208,458,473
914,763	JPMorgan Small Cap Equity Fund, Class R6 Shares	53,129,428
2,948,035	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	53,890,078
1,640,883	JPMorgan Small Cap Value Fund, Class R6 Shares	52,491,842
30,651,477	JPMorgan U.S. Equity Fund, Class R6 Shares	506,362,398
10,928,235	JPMorgan Value Advantage Fund, Class R6 Shares	378,772,621

	Total U.S. Equity	2,646,002,733

	Total Investment Companies (Cost $6,484,773,180)	7,461,974,326

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
32,198,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $32,184,857)	32,153,547

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
94,243,327	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $94,243,327)	94,243,327

	Total Investments — 100.3% (Cost $6,625,096,375)	7,602,244,884
	Liabilities in Excess of Other Assets — (0.3)%	(26,165,336)

	NET ASSETS — 100.0%	$7,576,079,548

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,126	12/2017	AUD	112,207,743	(2,566,738)
EURO STOXX 50 Index	1,863	12/2017	EUR	78,795,438	1,932,539
MSCI Emerging Markets E-Mini Index	1,370	12/2017	USD	74,617,050	(1,082,396)
S&P 500 E-Mini Index	1,430	12/2017	USD	179,901,150	3,940,322
SPI 200 Index	335	12/2017	AUD	37,340,974	(173,192)
TOPIX Index	505	12/2017	JPY	75,222,527	4,408,619
U.S. Treasury 10 Year Note	566	12/2017	USD	70,891,500	(730,855)

					5,728,299

Short Contracts
Euro-Bund	(802)	12/2017	EUR	(152,618,770)	1,175,698
FTSE 100 Index	(393)	12/2017	GBP	(38,633,096)	262,980
Long Gilt	(564)	12/2017	GBP	(93,623,547)	2,165,708
S&P/TSX 60 Index	(132)	12/2017	CAD	(19,437,933)	(957,010)
U.S. Treasury 2 Year Note	(748)	12/2017	USD	(161,310,875)	430,905
U.S. Treasury 5 Year Note	(1,063)	12/2017	USD	(124,852,672)	827,651

					3,905,932

					9,634,231

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan SmartRetirement 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$7,570,091,337	$32,153,547	$—	$7,602,244,884

Appreciation in Other Financial Instruments
Futures Contracts (a)	$8,540,284	$6,604,138	$—	$15,144,422

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5,336,999)	$(173,192)	$—	$(5,510,191)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.7% (b)
	Alternative Assets — 4.0%
25,402,644	JPMorgan Realty Income Fund, Class R6 Shares	333,790,741

	Fixed Income — 29.3%
93,010,795	JPMorgan Core Bond Fund, Class R6 Shares	1,083,575,761
46,894,707	JPMorgan Core Plus Bond Fund, Class R6 Shares	389,226,072
28,692,738	JPMorgan Corporate Bond Fund, Class R6 Shares	292,952,859
20,245,842	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	169,660,160
10,128,075	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	85,886,079
56,526,377	JPMorgan High Yield Fund, Class R6 Shares	423,947,830

	Total Fixed Income	2,445,248,761

	International Equity — 24.0%
16,448,357	JPMorgan Emerging Economies Fund, Class R6 Shares	239,323,601
10,476,312	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	293,546,266
28,524,362	JPMorgan International Equity Fund, Class R6 Shares	503,740,237
25,118,369	JPMorgan International Research Enhanced Equity Fund, Class I	469,462,317
22,068,860	JPMorgan Intrepid International Fund, Class R6 Shares	493,018,339

	Total International Equity	1,999,090,760

	U.S. Equity — 40.4%
29,719,276	JPMorgan Disciplined Equity Fund, Class R6 Shares	792,315,885
25,198,710	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	504,730,159
11,653,798	JPMorgan Intrepid America Fund, Class R6 Shares	484,797,990
5,456,084	JPMorgan Mid Cap Equity Fund, Class R6 Shares	279,351,504
1,136,451	JPMorgan Small Cap Equity Fund, Class R6 Shares	66,005,083
3,677,177	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	67,218,803
2,198,577	JPMorgan Small Cap Value Fund, Class R6 Shares	70,332,483
38,108,826	JPMorgan U.S. Equity Fund, Class R6 Shares	629,557,810
13,648,625	JPMorgan Value Advantage Fund, Class R6 Shares	473,061,332

	Total U.S. Equity	3,367,371,049

	Total Investment Companies (Cost $6,776,647,512)	8,145,501,311

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
68,486,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $68,457,873)	68,391,448

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
116,592,586	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $116,592,586)	116,592,586

	Total Investments — 99.9% (Cost $6,961,697,971)	8,330,485,345
	Other Assets in Excess of Liabilities — 0.1%	10,261,150

	NET ASSETS — 100.0%	$8,340,746,495

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	2,474	12/2017	AUD	246,538,150	(5,639,528)
EURO STOXX 50 Index	4,094	12/2017	EUR	173,155,407	4,246,799
MSCI Emerging Markets E-Mini Index	3,155	12/2017	USD	171,837,075	(2,492,666)
S&P 500 E-Mini Index	2,738	12/2017	USD	344,454,090	7,544,477
SPI 200 Index	739	12/2017	AUD	82,373,074	(382,041)
TOPIX Index	1,112	12/2017	JPY	165,638,514	9,707,692
U.S. Treasury 10 Year Note	1,255	12/2017	USD	157,188,750	(1,620,535)

					11,364,198

Short Contracts
Euro-Bund	(1,762)	12/2017	EUR	(335,304,581)	2,582,985
FTSE 100 Index	(859)	12/2017	GBP	(84,442,315)	574,800
Long Gilt	(1,238)	12/2017	GBP	(205,507,006)	4,753,801
S&P/TSX 60 Index	(291)	12/2017	CAD	(42,851,805)	(2,109,774)
U.S. Treasury 2 Year Note	(1,492)	12/2017	USD	(321,759,125)	859,505
U.S. Treasury 5 Year Note	(366)	12/2017	USD	(42,987,844)	259,435

					6,920,752

					18,284,950

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan SmartRetirement 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$8,262,093,897	$68,391,448	$—	$8,330,485,345

Appreciation in Other Financial Instruments
Futures Contracts (a)	$16,000,203	$14,529,291	$—	$30,529,494

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(11,862,503)	$(382,041)	$—	$(12,244,544)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOIs for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.0% (b)
	Alternative Assets — 4.6%
21,602,758	JPMorgan Realty Income Fund, Class R6 Shares	283,860,240

	Fixed Income — 21.8%
44,639,344	JPMorgan Core Bond Fund, Class R6 Shares	520,048,358
25,207,925	JPMorgan Core Plus Bond Fund, Class R6 Shares	209,225,774
14,672,807	JPMorgan Corporate Bond Fund, Class R6 Shares	149,809,356
14,014,919	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	117,445,018
6,551,555	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	55,557,184
39,304,280	JPMorgan High Yield Fund, Class R6 Shares	294,782,101

	Total Fixed Income	1,346,867,791

	International Equity — 26.8%
13,632,389	JPMorgan Emerging Economies Fund, Class R6 Shares	198,351,254
8,960,855	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	251,083,146
22,797,181	JPMorgan International Equity Fund, Class R6 Shares	402,598,212
21,020,062	JPMorgan International Research Enhanced Equity Fund, Class I	392,864,952
18,381,205	JPMorgan Intrepid International Fund, Class R6 Shares	410,636,120

	Total International Equity	1,655,533,684

	U.S. Equity — 44.8%
24,839,045	JPMorgan Disciplined Equity Fund, Class R6 Shares	662,208,930
20,297,356	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	406,556,046
9,330,000	JPMorgan Intrepid America Fund, Class R6 Shares	388,127,980
4,254,739	JPMorgan Mid Cap Equity Fund, Class R6 Shares	217,842,624
966,553	JPMorgan Small Cap Equity Fund, Class R6 Shares	56,137,379
3,391,620	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	61,998,819
1,654,089	JPMorgan Small Cap Value Fund, Class R6 Shares	52,914,297
32,115,440	JPMorgan U.S. Equity Fund, Class R6 Shares	530,547,061
11,458,043	JPMorgan Value Advantage Fund, Class R6 Shares	397,135,754

	Total U.S. Equity	2,773,468,890

	Total Investment Companies (Cost $5,122,265,927)	6,059,730,605

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
50,222,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $50,201,423)	50,152,663

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
76,661,979	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $76,661,979)	76,661,979

	Total Investments — 100.0% (Cost $5,249,129,329)	6,186,545,247
	Other Assets in Excess of Liabilities — 0.0% (g)	1,454,117

	NET ASSETS — 100.0%	$6,187,999,364

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,821	12/2017	AUD	181,465,631	(4,151,002)
EURO STOXX 50 Index	3,014	12/2017	EUR	127,476,892	3,126,490
MSCI Emerging Markets E-Mini Index	2,203	12/2017	USD	119,986,395	(1,740,525)
S&P 500 E-Mini Index	1,948	12/2017	USD	245,068,140	5,367,655
SPI 200 Index	545	12/2017	AUD	60,748,749	(281,753)
TOPIX Index	816	12/2017	JPY	121,547,687	7,123,628
U.S. Treasury 10 Year Note	1,198	12/2017	USD	150,049,500	(1,546,933)

					7,897,560

Short Contracts
Euro-Bund	(1,297)	12/2017	EUR	(246,816,142)	1,901,345
FTSE 100 Index	(628)	12/2017	GBP	(61,734,312)	420,241
Long Gilt	(911)	12/2017	GBP	(151,225,268)	3,498,153
S&P/TSX 60 Index	(215)	12/2017	CAD	(31,660,268)	(1,558,767)
U.S. Treasury 2 Year Note	(1,168)	12/2017	USD	(251,886,500)	672,857
U.S. Treasury 5 Year Note	(509)	12/2017	USD	(59,783,641)	440,712

					5,374,541

					13,272,101

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness

JPMorgan SmartRetirement 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,136,392,584	$50,152,663	$—	$6,186,545,247

Appreciation in Other Financial Instruments
Futures Contracts (a)	$11,880,722	$10,670,359	$—	$22,551,081

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(8,997,227)	$(281,753)	$—	$(9,278,980)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.1% (b)
	Alternative Assets — 5.1%
24,661,439	JPMorgan Realty Income Fund, Class R6 Shares	324,051,310

	Fixed Income — 15.0%
23,940,599	JPMorgan Core Bond Fund, Class R6 Shares	278,907,975
15,986,815	JPMorgan Core Plus Bond Fund, Class R6 Shares	132,690,563
9,307,867	JPMorgan Corporate Bond Fund, Class R6 Shares	95,033,325
13,340,691	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	111,794,991
5,743,904	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	48,708,307
37,999,535	JPMorgan High Yield Fund, Class R6 Shares	284,996,514

	Total Fixed Income	952,131,675

	International Equity — 29.2%
15,266,097	JPMorgan Emerging Economies Fund, Class R6 Shares	222,121,717
10,001,222	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	280,234,248
25,515,175	JPMorgan International Equity Fund, Class R6 Shares	450,597,990
23,176,477	JPMorgan International Research Enhanced Equity Fund, Class I Shares	433,168,360
20,500,171	JPMorgan Intrepid International Fund, Class R6 Shares	457,973,828

	Total International Equity	1,844,096,143

	U.S. Equity — 48.8%
27,753,716	JPMorgan Disciplined Equity Fund, Class R6 Shares	739,914,077
22,664,819	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	453,976,333
10,638,801	JPMorgan Intrepid America Fund, Class R6 Shares	442,574,134
4,593,709	JPMorgan Mid Cap Equity Fund, Class R6 Shares	235,197,919
1,080,432	JPMorgan Small Cap Equity Fund, Class R6 Shares	62,751,477
3,537,114	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	64,658,452
1,959,947	JPMorgan Small Cap Value Fund, Class R6 Shares	62,698,712
35,550,915	JPMorgan U.S. Equity Fund, Class R6 Shares	587,301,111
12,590,953	JPMorgan Value Advantage Fund, Class R6 Shares	436,402,441

	Total U.S. Equity	3,085,474,656

	Total Investment Companies (Cost $5,044,899,135)	6,205,753,784

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
49,734,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $49,713,615)	49,665,337

SHARES
Short-Term Investment — 1.0%
	Investment Company — 1.0%
63,347,946	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $63,347,946)	63,347,946

	Total Investments — 99.9% (Cost $5,157,960,696)	6,318,767,067
	Other Assets in Excess of Liabilities — 0.1%	4,056,681

	NET ASSETS — 100.0%	$6,322,823,748

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,853	12/2017	AUD	184,654,483	(4,223,947)
EURO STOXX 50 Index	3,067	12/2017	EUR	129,718,523	3,181,469
MSCI Emerging Markets E-Mini Index	2,267	12/2017	USD	123,472,155	(1,791,088)
S&P 500 E-Mini Index	1,985	12/2017	USD	249,722,925	5,469,608
SPI 200 Index	556	12/2017	AUD	61,974,870	(287,440)
TOPIX Index	831	12/2017	JPY	123,782,020	7,254,575
U.S. Treasury 10 Year Note	987	12/2017	USD	123,621,750	(1,274,477)

					8,328,700

Short Contracts
Euro-Bund	(1,320)	12/2017	EUR	(251,192,989)	1,935,043
FTSE 100 Index	(637)	12/2017	GBP	(62,619,039)	426,254
Long Gilt	(925)	12/2017	GBP	(153,549,257)	3,551,911
S&P/TSX 60 Index	(219)	12/2017	CAD	(32,249,297)	(1,587,768)
U.S. Treasury 2 Year Note	(1,171)	12/2017	USD	(252,533,469)	674,585
U.S. Treasury 5 Year Note	(181)	12/2017	USD	(21,259,016)	128,300

					5,128,325

					13,457,025

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan SmartRetirement 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$6,269,101,730	$49,665,337	$—	$6,318,767,067

Appreciation in Other Financial Instruments
Futures Contracts (a)	$11,759,447	$10,862,298	$—	$22,621,745

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(8,877,280)	$(287,440)	$—	$(9,164,720)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.7% (b)
	Alternative Assets — 5.1%
15,973,344	JPMorgan Realty Income Fund, Class R6 Shares	209,889,745

	Fixed Income — 13.6%
12,839,790	JPMorgan Core Bond Fund, Class R6 Shares	149,583,550
9,024,439	JPMorgan Core Plus Bond Fund, Class R6 Shares	74,902,841
5,153,179	JPMorgan Corporate Bond Fund, Class R6 Shares	52,613,959
8,523,433	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	71,426,367
3,599,454	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	30,523,368
24,411,960	JPMorgan High Yield Fund, Class R6 Shares	183,089,698

	Total Fixed Income	562,139,783

	International Equity — 29.6%
10,251,326	JPMorgan Emerging Economies Fund, Class R6 Shares	149,156,800
6,662,054	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	186,670,757
17,043,028	JPMorgan International Equity Fund, Class R6 Shares	300,979,872
15,593,343	JPMorgan International Research Enhanced Equity Fund, Class I	291,439,578
13,397,355	JPMorgan Intrepid International Fund, Class R6 Shares	299,296,908

	Total International Equity	1,227,543,915

	U.S. Equity — 49.4%
18,547,117	JPMorgan Disciplined Equity Fund, Class R6 Shares	494,466,141
15,147,755	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	303,409,536
7,012,572	JPMorgan Intrepid America Fund, Class R6 Shares	291,722,985
2,996,975	JPMorgan Mid Cap Equity Fund, Class R6 Shares	153,445,139
748,048	JPMorgan Small Cap Equity Fund, Class R6 Shares	43,446,633
2,495,624	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	45,620,009
1,293,508	JPMorgan Small Cap Value Fund, Class R6 Shares	41,379,326
23,242,450	JPMorgan U.S. Equity Fund, Class R6 Shares	383,965,276
8,249,640	JPMorgan Value Advantage Fund, Class R6 Shares	285,932,505

	Total U.S. Equity	2,043,387,550

	Total Investment Companies (Cost $3,421,727,636)	4,042,960,993

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
32,038,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $32,024,900)	31,993,768

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
58,813,931	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $58,813,931)	58,813,931

	Total Investments — 99.9% (Cost $3,512,566,467)	4,133,768,692
	Other Assets in Excess of Liabilities — 0.1%	3,596,079

	NET ASSETS — 100.0%	$4,137,364,771

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	1,199	12/2017	AUD	119,482,313	(2,733,143)
EURO STOXX 50 Index	1,985	12/2017	EUR	83,955,418	2,059,089
MSCI Emerging Markets E-Mini Index	1,432	12/2017	USD	77,993,880	(1,131,379)
S&P 500 E-Mini Index	1,335	12/2017	USD	167,949,675	3,678,552
SPI 200 Index	361	12/2017	AUD	40,239,080	(186,635)
TOPIX Index	534	12/2017	JPY	79,542,236	4,661,788
U.S. Treasury 10 Year Note	721	12/2017	USD	90,305,250	(931,001)

					5,417,271

Short Contracts
Euro-Bund	(854)	12/2017	EUR	(162,514,252)	1,251,924
FTSE 100 Index	(407)	12/2017	GBP	(40,009,339)	272,361
Long Gilt	(596)	12/2017	GBP	(98,935,522)	2,288,583
S&P/TSX 60 Index	(142)	12/2017	CAD	(20,910,503)	(1,029,512)
U.S. Treasury 2 Year Note	(785)	12/2017	USD	(169,290,156)	456,095
U.S. Treasury 5 Year Note	(112)	12/2017	USD	(13,154,750)	79,390

					3,318,841

					8,736,112

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

The following table represents each valuation input as presented on the Schedules of Portfolio Investments(“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,101,774,924	$31,993,768	$—	$4,133,768,692

Appreciation in Other Financial Instruments
Futures Contracts (a)	$7,754,544	$6,993,238	$—	$14,747,782

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(5,825,035)	$(186,635)	$—	$(6,011,670)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.9% (b)
	Alternative Assets — 5.2%
13,563,865	JPMorgan Realty Income Fund, Class R6 Shares	178,229,191

	Fixed Income — 13.6%
10,801,568	JPMorgan Core Bond Fund, Class R6 Shares	125,838,267
7,391,539	JPMorgan Core Plus Bond Fund, Class R6 Shares	61,349,772
4,224,928	JPMorgan Corporate Bond Fund, Class R6 Shares	43,136,510
7,098,509	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	59,485,503
2,997,499	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	25,418,793
20,354,369	JPMorgan High Yield Fund, Class R6 Shares	152,657,770

	Total Fixed Income	467,886,615

	International Equity — 29.7%
8,861,935	JPMorgan Emerging Economies Fund, Class R6 Shares	128,941,156
5,484,696	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	153,681,192
14,269,351	JPMorgan International Equity Fund, Class R6 Shares	251,996,734
12,996,465	JPMorgan International Research Enhanced Equity Fund, Class I	242,903,926
11,118,489	JPMorgan Intrepid International Fund, Class R6 Shares	248,387,043

	Total International Equity	1,025,910,051

	U.S. Equity — 49.4%
15,284,448	JPMorgan Disciplined Equity Fund, Class R6 Shares	407,483,387
12,106,301	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	242,489,215
5,899,715	JPMorgan Intrepid America Fund, Class R6 Shares	245,428,137
2,452,625	JPMorgan Mid Cap Equity Fund, Class R6 Shares	125,574,389
639,353	JPMorgan Small Cap Equity Fund, Class R6 Shares	37,133,626
1,933,610	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	35,346,398
1,149,873	JPMorgan Small Cap Value Fund, Class R6 Shares	36,784,431
19,539,700	JPMorgan U.S. Equity Fund, Class R6 Shares	322,795,851
7,219,540	JPMorgan Value Advantage Fund, Class R6 Shares	250,229,242

	Total U.S. Equity	1,703,264,676

	Total Investment Companies (Cost $2,851,339,743)	3,375,290,533

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.7%
26,682,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $26,670,608)	26,645,163

SHARES
Short-Term Investment — 1.2%
	Investment Company — 1.2%
39,964,817	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $39,964,817)	39,964,817

	Total Investments — 99.8% (Cost $2,917,975,168)	3,441,900,513
	Other Assets in Excess of Liabilities — 0.2%	5,612,671

	NET ASSETS — 100.0%	$3,447,513,184

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	998	12/2017	AUD	99,452,333	(2,274,959)
EURO STOXX 50 Index	1,651	12/2017	EUR	69,828,915	1,712,624
MSCI Emerging Markets E-Mini Index	1,261	12/2017	USD	68,680,365	(996,280)
S&P 500 E-Mini Index	1,098	12/2017	USD	138,133,890	3,025,506
SPI 200 Index	301	12/2017	AUD	33,551,144	(155,612)
TOPIX Index	444	12/2017	JPY	66,136,241	3,876,090
U.S. Treasury 10 Year Note	594	12/2017	USD	74,398,500	(767,010)

					4,420,359

Short Contracts
Euro-Bund	(711)	12/2017	EUR	(135,301,678)	1,042,291
FTSE 100 Index	(337)	12/2017	GBP	(33,128,126)	225,507
Long Gilt	(496)	12/2017	GBP	(82,335,602)	1,904,597
S&P/TSX 60 Index	(119)	12/2017	CAD	(17,523,590)	(862,760)
U.S. Treasury 2 Year Note	(653)	12/2017	USD	(140,823,531)	379,365
U.S. Treasury 5 Year Note	(122)	12/2017	USD	(14,329,281)	86,478

					2,775,478

					7,195,837

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,415,255,350	$26,645,163	$—	$3,441,900,513

Appreciation in Other Financial Instruments
Futures Contracts (a)	$6,438,237	$5,814,221	$—	$12,252,458

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(4,901,009)	$(155,612)	$—	$(5,056,621)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of foreign futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 97.5% (b)
	Alternative Assets — 5.2%
4,609,107	JPMorgan Realty Income Fund, Class R6 Shares	60,563,664

	Fixed Income — 13.6%
3,533,319	JPMorgan Core Bond Fund, Class R6 Shares	41,163,162
2,968,089	JPMorgan Core Plus Bond Fund, Class R6 Shares	24,635,140
1,360,758	JPMorgan Corporate Bond Fund, Class R6 Shares	13,893,336
2,320,259	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	19,443,773
978,149	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	8,294,704
6,949,758	JPMorgan High Yield Fund, Class R6 Shares	52,123,184

	Total Fixed Income	159,553,299

	International Equity — 29.4%
2,895,703	JPMorgan Emerging Economies Fund, Class R6 Shares	42,132,477
1,834,993	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	51,416,517
4,820,257	JPMorgan International Equity Fund, Class R6 Shares	85,125,730
4,338,455	JPMorgan International Research Enhanced Equity Fund, Class I	81,085,733
3,791,689	JPMorgan Intrepid International Fund, Class R6 Shares	84,706,338

	Total International Equity	344,466,795

	U.S. Equity — 49.3%
5,184,580	JPMorgan Disciplined Equity Fund, Class R6 Shares	138,220,907
4,123,514	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	82,593,982
2,008,618	JPMorgan Intrepid America Fund, Class R6 Shares	83,558,495
851,607	JPMorgan Mid Cap Equity Fund, Class R6 Shares	43,602,259
202,709	JPMorgan Small Cap Equity Fund, Class R6 Shares	11,773,317
676,395	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	12,364,509
411,243	JPMorgan Small Cap Value Fund, Class R6 Shares	13,155,650
6,474,812	JPMorgan U.S. Equity Fund, Class R6 Shares	106,963,898
2,436,602	JPMorgan Value Advantage Fund, Class R6 Shares	84,452,612

	Total U.S. Equity	576,685,629

	Total Investment Companies (Cost $1,006,094,505)	1,141,269,387

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.8%
8,975,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $8,970,463)	8,962,609

SHARES
Short-Term Investment — 0.9%
	Investment Company — 0.9%
10,927,895	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $10,927,895)	10,927,895

	Total Investments — 99.2% (Cost $1,025,992,863)	1,161,159,891
	Other Assets in Excess of Liabilities — 0.8%	8,897,816

	NET ASSETS — 100.0%	$1,170,057,707

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	341	12/2017	AUD	33,981,208	(742,580)
EURO STOXX 50 Index	537	12/2017	EUR	22,712,373	557,048
MSCI Emerging Markets E-Mini Index	420	12/2017	USD	22,875,300	(343,979)
S&P 500 E-Mini Index	375	12/2017	USD	47,176,875	1,004,231
SPI 200 Index	99	12/2017	AUD	11,035,094	(51,188)
TOPIX Index	153	12/2017	JPY	22,790,191	1,335,682
U.S. Treasury 10 Year Note	189	12/2017	USD	23,672,250	(244,049)

					1,515,165

Short Contracts
Euro-Bund	(240)	12/2017	EUR	(45,671,453)	338,744
FTSE 100 Index	(122)	12/2017	GBP	(11,992,971)	81,626
Long Gilt	(171)	12/2017	GBP	(28,385,863)	619,762
S&P/TSX 60 Index	(39)	12/2017	CAD	(5,743,026)	(282,753)
U.S. Treasury 2 Year Note	(224)	12/2017	USD	(48,307,000)	124,291
U.S. Treasury 5 Year Note	(21)	12/2017	USD	(2,466,515)	14,886

					896,556

					2,411,721

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,152,197,282	$8,962,609	$—	$1,161,159,891

Appreciation in Other Financial Instruments
Futures Contracts (a)	$2,101,914	$1,974,356	$—	$4,076,270

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(1,613,361)	$(51,188)	$—	$(1,664,549)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Investment Companies — 98.8% (b)
	Alternative Assets — 5.2%
73,392	JPMorgan Realty Income Fund, Class R6 Shares	964,374

	Fixed Income — 7.6%
2,102	JPMorgan Core Bond Fund, Class R6 Shares	24,487
3,683	JPMorgan Core Plus Bond Fund, Class R6 Shares	30,569
745	JPMorgan Corporate Bond Fund, Class R6 Shares	7,607
36,802	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	308,402
14,451	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	122,544
122,357	JPMorgan High Yield Fund, Class R6 Shares	917,678

	Total Fixed Income	1,411,287

	International Equity — 33.0%
60,834	JPMorgan Emerging Economies Fund, Class R6 Shares	885,136
36,096	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,011,400
82,570	JPMorgan International Equity Fund, Class R6 Shares	1,458,184
70,429	JPMorgan International Research Enhanced Equity Fund, Class I	1,316,324
65,268	JPMorgan Intrepid International Fund, Class R6 Shares	1,458,096

	Total International Equity	6,129,140

	U.S. Equity — 53.0%
113,119	JPMorgan Disciplined Equity Fund, Class R6 Shares	3,015,748
66,095	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	1,323,873
31,411	JPMorgan Intrepid America Fund, Class R6 Shares	1,306,680
13,146	JPMorgan Mid Cap Equity Fund, Class R6 Shares	673,070
2,975	JPMorgan Small Cap Equity Fund, Class R6 Shares	172,801
10,556	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	192,971
5,690	JPMorgan Small Cap Value Fund, Class R6 Shares	182,032
102,805	JPMorgan U.S. Equity Fund, Class R6 Shares	1,698,334
36,773	JPMorgan Value Advantage Fund, Class R6 Shares	1,274,551

	Total U.S. Equity	9,840,060

	Total Investment Companies (Cost $17,319,867)	18,344,861

Short-Term Investment — 0.8%
	Investment Company — 0.8%
142,595	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $142,595)	142,595

	Total Investments — 99.6% (Cost $17,462,462)	18,487,456
	Other Assets in Excess of Liabilities — 0.4%	75,222

	NET ASSETS — 100.0%	$18,562,678

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$18,487,456	$—	$—	$18,487,456

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Fund — 2.4%
	Fixed Income — 2.4%
956,740	iShares TIPS Bond Fund (Cost $106,695,605)	108,666,529

Investment Companies — 88.4% (b)
	Alternative Assets — 3.8%
8,003,839	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	71,314,208
7,496,352	JPMorgan Realty Income Fund, Class R6 Shares	98,502,072

	Total Alternative Assets	169,816,280

	Fixed Income — 50.3%
80,422,897	JPMorgan Core Bond Fund, Class R6 Shares	936,926,751
36,841,078	JPMorgan Core Plus Bond Fund, Class R6 Shares	305,780,948
23,052,868	JPMorgan Corporate Bond Fund, Class R6 Shares	235,369,777
12,280,182	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	102,907,924
5,446,075	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	46,182,720
12,301,759	JPMorgan Floating Rate Income Fund, Class R6 Shares	115,759,554
35,385,064	JPMorgan High Yield Fund, Class R6 Shares	265,387,977
22,165,278	JPMorgan Inflation Managed Bond Fund, Class R6 Shares	227,637,409

	Total Fixed Income	2,235,953,060

	International Equity — 12.5%
4,991,638	JPMorgan Emerging Economies Fund, Class R6 Shares	72,628,339
2,939,581	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	82,367,063
7,847,344	JPMorgan International Equity Fund, Class R6 Shares	138,584,100
6,706,337	JPMorgan International Research Enhanced Equity Fund, Class I	125,341,447
6,189,942	JPMorgan Intrepid International Fund, Class R6 Shares	138,283,312

	Total International Equity	557,204,261

	U.S. Equity — 21.8%
12,411,810	JPMorgan Disciplined Equity Fund, Class R6 Shares	330,898,845
6,197,020	JPMorgan Growth Advantage Fund, Class R6 Shares (a)	124,126,318
2,465,454	JPMorgan Intrepid America Fund, Class R6 Shares	102,562,870
1,367,287	JPMorgan Mid Cap Equity Fund, Class R6 Shares	70,005,079
349,368	JPMorgan Small Cap Equity Fund, Class R6 Shares	20,291,291
753,798	JPMorgan Small Cap Growth Fund, Class R6 Shares (a)	13,779,432
369,747	JPMorgan Small Cap Value Fund, Class R6 Shares	11,828,215
9,817,282	JPMorgan U.S. Equity Fund, Class R6 Shares	162,181,504
3,790,989	JPMorgan Value Advantage Fund, Class R6 Shares	131,395,681

	Total U.S. Equity	967,069,235

	Total Investment Companies (Cost $3,380,595,829)	3,930,042,836

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
15,440,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $15,429,347)	15,418,684

SHARES
Short-Term Investment — 8.3%
	Investment Company — 8.3%
367,828,870	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $367,828,870)	367,828,870

	Total Investments — 99.5% (Cost $3,870,549,651)	4,421,956,919
	Other Assets in Excess of Liabilities — 0.5%	21,535,694

	NET ASSETS — 100.0%	$4,443,492,613

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	683	12/2017	AUD	68,062,068	(1,556,911)
EURO STOXX 50 Index	1,130	12/2017	EUR	47,793,261	1,172,181
MSCI Emerging Markets E-Mini Index	804	12/2017	USD	43,789,860	(635,214)
S&P 500 E-Mini Index	223	12/2017	USD	28,054,515	614,470
SPI 200 Index	200	12/2017	AUD	22,293,119	(103,390)
TOPIX Index	313	12/2017	JPY	46,623,071	2,732,466
U.S. Treasury 10 Year Note	341	12/2017	USD	42,710,250	(440,321)

					1,783,281

Short Contracts
Euro-Bund	(487)	12/2017	EUR	(92,674,989)	713,930
FTSE 100 Index	(240)	12/2017	GBP	(23,592,731)	160,600
Long Gilt	(346)	12/2017	GBP	(57,435,722)	1,328,605
S&P/TSX 60 Index	(79)	12/2017	CAD	(11,633,308)	(572,757)
U.S. Treasury 2 Year Note	(411)	12/2017	USD	(88,634,719)	236,767
U.S. Treasury 5 Year Note	(664)	12/2017	USD	(77,988,875)	470,669

					2,337,814

					4,121,095

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollars

(a)	—	Non-income producing security
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$4,406,538,235	$15,418,684	$—	$4,421,956,919

Appreciation in Other Financial Instruments
Futures Contracts (a)	$3,364,441	$4,065,247	$—	$7,429,688

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(3,205,203)	$(103,390)	$—	$(3,308,593)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 63.5%
	Fixed Income — 20.3%
693,417	iShares Core U.S. Aggregate Bond Fund	75,991,569
152,727	iShares TIPS Bond Fund	17,346,733

	Total Fixed Income	93,338,302

	International Equity — 14.3%
867,431	iShares Core MSCI EAFE Fund	55,663,047
190,711	iShares Core MSCI Emerging Markets Fund	10,302,208

	Total International Equity	65,965,255

	U.S. Equity — 28.9%
66,521	iShares Russell 2000 Fund	9,857,082
72,767	iShares Russell Mid-Cap Fund	14,346,014
472,274	Vanguard S&P 500 Fund	108,981,948

	Total U.S. Equity	133,185,044

	Total Exchange Traded Funds (Cost $261,946,160)	292,488,601

Investment Companies — 32.6% (b)
	Alternative Assets — 3.5%
305,459	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	2,721,639
1,029,226	JPMorgan Realty Income Fund, Class R6 Shares	13,524,034

	Total Alternative Assets	16,245,673

	Fixed Income — 27.0%
5,816,804	JPMorgan Core Bond Fund, Class R6 Shares	67,765,766
1,282,451	JPMorgan Corporate Bond Fund, Class R6 Shares	13,093,825
915,903	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	7,675,263
700,461	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	5,939,911
592,033	JPMorgan Floating Rate Income Fund, Class R6 Shares	5,571,030
3,265,284	JPMorgan High Yield Fund, Class R6 Shares	24,489,633

	Total Fixed Income	124,535,428

	International Equity — 2.1%
296,783	JPMorgan Emerging Economies Fund, Class R6 Shares	4,318,191
179,332	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	5,024,879

	Total International Equity	9,343,070

	Total Investment Companies (Cost $146,967,202)	150,124,171

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
1,590,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $1,588,971)	1,587,805

SHARES
Short-Term Investment — 2.5%
	Investment Company — 2.5%
11,418,571	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $11,418,571)	11,418,571

	Total Investments — 98.9% (Cost $421,920,904)	455,619,148
	Other Assets in Excess of Liabilities — 1.1%	5,252,389

	NET ASSETS — 100.0%	$460,871,537

Percentages indicated are based on net assets.

JPMorgan Diversified Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	58	12/2017	AUD	5,779,795	(132,212)
EURO STOXX 50 Index	111	12/2017	EUR	4,694,736	110,721
MSCI Emerging Markets E-Mini Index	87	12/2017	USD	4,738,455	(68,735)
S&P 500 E-Mini Index	37	12/2017	USD	4,654,785	101,952
SPI 200 Index	17	12/2017	AUD	1,894,915	(8,790)
TOPIX Index	30	12/2017	JPY	4,468,665	262,231
U.S. Treasury 10 Year Note	36	12/2017	USD	4,509,000	(46,485)

					218,682

Short Contracts
Euro-Bund	(45)	12/2017	EUR	(8,563,397)	68,638
FTSE 100 Index	(17)	12/2017	GBP	(1,671,152)	11,367
Long Gilt	(33)	12/2017	GBP	(5,477,974)	132,214
S&P/TSX 60 Index	(7)	12/2017	CAD	(1,030,799)	(50,750)
U.S. Treasury 2 Year Note	(37)	12/2017	USD	(7,979,281)	21,315
U.S. Treasury 5 Year Note	(19)	12/2017	USD	(2,231,609)	13,468

					196,252

					414,934

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$454,031,343	$1,587,805	$—	$455,619,148

Appreciation in Other Financial Instruments
Futures Contracts (a)	$337,587	$384,319	$—	$721,906

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(298,182)	$(8,790)	$—	$(306,972)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 66.2%
	Fixed Income — 15.3%
642,538	iShares Core U.S. Aggregate Bond Fund	70,415,739
24,140	iShares TIPS Bond Fund	2,741,821

	Total Fixed Income	73,157,560

	International Equity — 17.4%
1,101,954	iShares Core MSCI EAFE Fund	70,712,388
232,389	iShares Core MSCI Emerging Markets Fund	12,553,654

	Total International Equity	83,266,042

	U.S. Equity — 33.5%
85,609	iShares Russell 2000 Fund	12,685,542
93,744	iShares Russell Mid-Cap Fund	18,481,629
561,751	Vanguard S&P 500 Fund	129,629,661

	Total U.S. Equity	160,796,832

	Total Exchange Traded Funds (Cost $282,718,415)	317,220,434

Investment Companies — 29.1% (b)
	Alternative Assets — 3.5%
22,646	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	201,779
1,282,487	JPMorgan Realty Income Fund, Class R6 Shares	16,851,879

	Total Alternative Assets	17,053,658

	Fixed Income — 22.9%
5,270,327	JPMorgan Core Bond Fund, Class R6 Shares	61,399,304
1,190,667	JPMorgan Corporate Bond Fund, Class R6 Shares	12,156,705
871,386	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	7,302,216
647,334	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	5,489,391
117,296	JPMorgan Floating Rate Income Fund, Class R6 Shares	1,103,752
2,955,713	JPMorgan High Yield Fund, Class R6 Shares	22,167,850

	Total Fixed Income	109,619,218

	International Equity — 2.7%
378,108	JPMorgan Emerging Economies Fund, Class R6 Shares	5,501,477
267,173	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	7,486,197

	Total International Equity	12,987,674

	Total Investment Companies (Cost $136,450,483)	139,660,550

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,785,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $1,783,762)	1,782,536

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
9,551,044	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $9,551,044)	9,551,044

	Total Investments — 97.7% (Cost $430,503,704)	468,214,564
	Other Assets in Excess of Liabilities — 2.3%	10,933,619

	NET ASSETS — 100.0%	$479,148,183

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	59	12/2017	AUD	5,879,446	(134,492)
EURO STOXX 50 Index	115	12/2017	EUR	4,863,916	117,839
MSCI Emerging Markets E-Mini Index	75	12/2017	USD	4,084,875	(59,255)
S&P 500 E-Mini Index	89	12/2017	USD	11,196,645	231,917
SPI 200 Index	18	12/2017	AUD	2,006,381	(9,307)
TOPIX Index	31	12/2017	JPY	4,617,620	271,092
U.S. Treasury 10 Year Note	40	12/2017	USD	5,010,000	(51,651)

					366,143

Short Contracts
Euro-Bund	(46)	12/2017	EUR	(8,753,695)	70,118
FTSE 100 Index	(15)	12/2017	GBP	(1,474,546)	10,041
Long Gilt	(31)	12/2017	GBP	(5,145,975)	119,036
S&P/TSX 60 Index	(7)	12/2017	CAD	(1,030,799)	(50,750)
U.S. Treasury 2 Year Note	(38)	12/2017	USD	(8,194,938)	21,891
U.S. Treasury 5 Year Note	(12)	12/2017	USD	(1,409,437)	8,506

					178,842

					544,985

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2025 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$466,432,028	$1,782,536	$—	$468,214,564

Appreciation in Other Financial Instruments
Futures Contracts (a)	$451,468	$398,972	$—	$850,440

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(296,148)	$(9,307)	$—	$(305,455)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 69.4%
	Fixed Income — 10.4%
486,345	iShares Core U.S. Aggregate Bond Fund	53,298,549

	International Equity — 20.0%
1,344,794	iShares Core MSCI EAFE Fund	86,295,431
297,242	iShares Core MSCI Emerging Markets Fund	16,057,013

	Total International Equity	102,352,444

	U.S. Equity — 39.0%
109,707	iShares Russell 2000 Fund	16,256,383
118,434	iShares Russell Mid-Cap Fund	23,349,263
692,504	Vanguard S&P 500 Fund	159,802,223

	Total U.S. Equity	199,407,869

	Total Exchange Traded Funds (Cost $312,607,811)	355,058,862

Investment Companies — 24.6% (b)
	Alternative Assets — 3.9%
1,506,591	JPMorgan Realty Income Fund, Class R6 Shares	19,796,601

	Fixed Income — 17.8%
4,222,098	JPMorgan Core Bond Fund, Class R6 Shares	49,187,441
882,778	JPMorgan Corporate Bond Fund, Class R6 Shares	9,013,167
834,787	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	6,995,511
611,977	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	5,189,569
2,791,249	JPMorgan High Yield Fund, Class R6 Shares	20,934,365

	Total Fixed Income	91,320,053

	International Equity — 2.9%
416,621	JPMorgan Emerging Economies Fund, Class R6 Shares	6,061,841
318,387	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	8,921,197

	Total International Equity	14,983,038

	Total Investment Companies (Cost $122,283,387)	126,099,692

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,945,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $1,943,593)	1,942,315

SHARES
Short-Term Investment — 1.6%
	Investment Company — 1.6%
8,405,493	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $8,405,493)	8,405,493

	Total Investments — 96.0% (Cost $445,240,284)	491,506,362
	Other Assets in Excess of Liabilities — 4.0%	20,253,116

	NET ASSETS — 100.0%	$511,759,478

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	67	12/2017	AUD	6,676,660	(152,728)
EURO STOXX 50 Index	117	12/2017	EUR	4,948,506	119,910
MSCI Emerging Markets E-Mini Index	87	12/2017	USD	4,738,455	(68,735)
S&P 500 E-Mini Index	98	12/2017	USD	12,328,890	260,046
SPI 200 Index	19	12/2017	AUD	2,117,846	(9,824)
TOPIX Index	32	12/2017	JPY	4,766,576	279,761
U.S. Treasury 10 Year Note	48	12/2017	USD	6,012,000	(71,864)

					356,566

Short Contracts
Euro-Bund	(48)	12/2017	EUR	(9,134,291)	73,710
FTSE 100 Index	(17)	12/2017	GBP	(1,671,152)	11,366
Long Gilt	(35)	12/2017	GBP	(5,809,972)	140,994
S&P/TSX 60 Index	(7)	12/2017	CAD	(1,030,799)	(50,750)
U.S. Treasury 2 Year Note	(45)	12/2017	USD	(9,704,531)	27,330
U.S. Treasury 5 Year Note	(27)	12/2017	USD	(3,171,235)	19,139

					221,789

					578,355

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2030 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$489,564,047	$1,942,315	$—	$491,506,362

Appreciation in Other Financial Instruments
Futures Contracts (a)	$521,219	$411,037	$—	$932,256

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(344,077)	$(9,824)	$—	$(353,901)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 72.1%
	Fixed Income — 7.0%
246,812	iShares Core U.S. Aggregate Bond Fund	27,048,127

	International Equity — 22.2%
1,120,301	iShares Core MSCI EAFE Fund	71,889,715
253,526	iShares Core MSCI Emerging Markets Fund	13,695,475

	Total International Equity	85,585,190

	U.S. Equity — 42.9%
86,147	iShares Russell 2000 Fund	12,765,262
99,861	iShares Russell Mid-Cap Fund	19,687,596
574,250	Vanguard S&P 500 Fund	132,513,930

	Total U.S. Equity	164,966,788

	Total Exchange Traded Funds (Cost $244,987,081)	277,600,105

Investment Companies — 21.5% (b)
	Alternative Assets — 4.3%
1,251,824	JPMorgan Realty Income Fund, Class R6 Shares	16,448,969

	Fixed Income — 13.8%
2,233,250	JPMorgan Core Bond Fund, Class R6 Shares	26,017,364
423,392	JPMorgan Corporate Bond Fund, Class R6 Shares	4,322,832
577,221	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,837,110
390,688	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	3,313,038
1,960,588	JPMorgan High Yield Fund, Class R6 Shares	14,704,411

	Total Fixed Income	53,194,755

	International Equity — 3.4%
414,063	JPMorgan Emerging Economies Fund, Class R6 Shares	6,024,620
261,432	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	7,325,324

	Total International Equity	13,349,944

	Total Investment Companies (Cost $79,983,740)	82,993,668

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,470,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $1,468,920)	1,467,970

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
6,542,472	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $6,542,472)	6,542,472

	Total Investments — 95.7% (Cost $332,982,213)	368,604,215
	Other Assets in Excess of Liabilities — 4.3%	16,470,909

	NET ASSETS — 100.0%	$385,075,124

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	50	12/2017	AUD	4,982,582	(113,976)
EURO STOXX 50 Index	88	12/2017	EUR	3,721,953	90,168
MSCI Emerging Markets E-Mini Index	64	12/2017	USD	3,485,760	(50,562)
S&P 500 E-Mini Index	71	12/2017	USD	8,932,155	183,983
SPI 200 Index	14	12/2017	AUD	1,560,518	(7,239)
TOPIX Index	25	12/2017	JPY	3,723,888	202,470
U.S. Treasury 10 Year Note	29	12/2017	USD	3,632,250	(37,447)

					267,397

Short Contracts
Euro-Bund	(36)	12/2017	EUR	(6,850,718)	55,465
FTSE 100 Index	(19)	12/2017	GBP	(1,867,758)	(1,373)
Long Gilt	(24)	12/2017	GBP	(3,983,981)	92,157
S&P/TSX 60 Index	(5)	12/2017	CAD	(736,285)	(36,251)
U.S. Treasury 2 Year Note	(32)	12/2017	USD	(6,901,000)	19,606
U.S. Treasury 5 Year Note	(3)	12/2017	USD	(352,359)	2,127

					131,731

					399,128

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend 2035 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a marketbased approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$367,136,245	$1,467,970	$—	$368,604,215

Appreciation in Other Financial Instruments
Futures Contracts (a)	$353,338	$292,638	$—	$645,976

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(238,236)	$(8,612)	$—	$(246,848)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 75.1%
	Fixed Income — 3.7%
131,983	iShares Core U.S. Aggregate Bond Fund	14,464,017

	International Equity — 24.4%
1,228,409	iShares Core MSCI EAFE Fund	78,827,005
285,779	iShares Core MSCI Emerging Markets Fund	15,437,782

	Total International Equity	94,264,787

	U.S. Equity — 47.0%
99,392	iShares Russell 2000 Fund	14,727,907
106,134	iShares Russell Mid-Cap Fund	20,924,318
632,146	Vanguard S&P 500 Fund	145,874,011

	Total U.S. Equity	181,526,236

	Total Exchange Traded Funds (Cost $254,375,983)	290,255,040

Investment Companies — 19.5% (b)
	Alternative Assets — 5.0%
1,453,589	JPMorgan Realty Income Fund, Class R6 Shares	19,100,154

	Fixed Income — 10.6%
1,436,222	JPMorgan Core Bond Fund, Class R6 Shares	16,731,983
245,751	JPMorgan Corporate Bond Fund, Class R6 Shares	2,509,118
564,953	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,734,306
356,282	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	3,021,271
1,878,654	JPMorgan High Yield Fund, Class R6 Shares	14,089,908

	Total Fixed Income	41,086,586

	International Equity — 3.9%
444,800	JPMorgan Emerging Economies Fund, Class R6 Shares	6,471,843
305,238	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	8,552,776

	Total International Equity	15,024,619

	Total Investment Companies (Cost $72,033,811)	75,211,359

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,485,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $1,483,874)	1,482,950

SHARES
Short-Term Investment — 1.3%
	Investment Company — 1.3%
5,082,669	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $5,082,669)	5,082,669

	Total Investments — 96.3% (Cost $332,976,337)	372,032,018
	Other Assets in Excess of Liabilities — 3.7%	14,310,482

	NET ASSETS — 100.0%	$386,342,500

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	51	12/2017	AUD	5,082,234	(116,256)
EURO STOXX 50 Index	89	12/2017	EUR	3,764,248	90,431
MSCI Emerging Markets E-Mini Index	66	12/2017	USD	3,594,690	(52,146)
S&P 500 E-Mini Index	75	12/2017	USD	9,435,375	192,135
SPI 200 Index	14	12/2017	AUD	1,560,518	(7,239)
TOPIX Index	24	12/2017	JPY	3,574,932	209,789
U.S. Treasury 10 Year Note	33	12/2017	USD	4,133,250	(46,205)

					270,509

Short Contracts
Euro-Bund	(36)	12/2017	EUR	(6,850,718)	54,784
FTSE 100 Index	(13)	12/2017	GBP	(1,277,940)	8,693
Long Gilt	(27)	12/2017	GBP	(4,481,978)	108,075
S&P/TSX 60 Index	(6)	12/2017	CAD	(883,542)	(43,500)
U.S. Treasury 2 Year Note	(32)	12/2017	USD	(6,901,000)	18,434

					146,486

					416,995

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia and Far East
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2040 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$370,549,068	$1,482,950	$—	$372,032,018

Appreciation in Other Financial Instruments
Futures Contracts (a)	$373,428	$308,913	$—	$682,341

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(258,107)	$(7,239)	$—	$(265,346)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 75.5%
	Fixed Income — 3.2%
74,808	iShares Core U.S. Aggregate Bond Fund	8,198,209

	International Equity — 24.6%
836,590	iShares Core MSCI EAFE Fund	53,683,981
185,613	iShares Core MSCI Emerging Markets Fund	10,026,814

	Total International Equity	63,710,795

	U.S. Equity — 47.7%
65,074	iShares Russell 2000 Fund	9,642,665
74,114	iShares Russell Mid-Cap Fund	14,611,575
429,823	Vanguard S&P 500 Fund	99,185,956

	Total U.S. Equity	123,440,196

	Total Exchange Traded Funds (Cost $173,525,723)	195,349,200

Investment Companies — 18.5% (b)
	Alternative Assets — 5.0%
972,487	JPMorgan Realty Income Fund, Class R6 Shares	12,778,481

	Fixed Income — 9.6%
807,073	JPMorgan Core Bond Fund, Class R6 Shares	9,402,403
176,664	JPMorgan Corporate Bond Fund, Class R6 Shares	1,803,739
367,950	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	3,083,421
196,099	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	1,662,918
1,195,224	JPMorgan High Yield Fund, Class R6 Shares	8,964,178

	Total Fixed Income	24,916,659

	International Equity — 3.9%
320,004	JPMorgan Emerging Economies Fund, Class R6 Shares	4,656,061
196,338	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	5,501,393

	Total International Equity	10,157,454

	Total Investment Companies (Cost $45,823,789)	47,852,594

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
1,035,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $1,034,230)	1,033,571

SHARES
Short-Term Investment — 1.8%
	Investment Company — 1.8%
4,742,510	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $4,742,510)	4,742,510

	Total Investments — 96.2% (Cost $225,126,252)	248,977,875
	Other Assets in Excess of Liabilities — 3.8%	9,805,995

	NET ASSETS — 100.0%	$258,783,870

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	34	12/2017	AUD	3,388,156	(77,504)
EURO STOXX 50 Index	60	12/2017	EUR	2,537,695	62,239
MSCI Emerging Markets E-Mini Index	45	12/2017	USD	2,450,925	(35,553)
S&P 500 E-Mini Index	50	12/2017	USD	6,290,250	129,058
SPI 200 Index	10	12/2017	AUD	1,114,656	(5,171)
TOPIX Index	18	12/2017	JPY	2,681,199	145,170
U.S. Treasury 10 Year Note	21	12/2017	USD	2,630,250	(27,116)

					191,123

Short Contracts
Euro-Bund	(25)	12/2017	EUR	(4,757,443)	38,651
FTSE 100 Index	(10)	12/2017	GBP	(983,031)	6,701
Long Gilt	(16)	12/2017	GBP	(2,655,987)	61,438
S&P/TSX 60 Index	(4)	12/2017	CAD	(589,028)	(29,000)
U.S. Treasury 2 Year Note	(23)	12/2017	USD	(4,960,094)	14,187
U.S. Treasury 5 Year Note	(3)	12/2017	USD	(352,359)	4,095

					96,072

					287,195

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
EAFE	—	Europe, Australasia, and Far East
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2045 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$247,944,304	$1,033,571	$—	$248,977,875

Appreciation in Other Financial Instruments
Futures Contracts (a)	$247,429	$214,110	$—	$461,539

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(169,173)	$(5,171)	$—	$(174,344)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 75.7%
	Fixed Income — 3.4%
61,010	iShares Core U.S. Aggregate Bond Fund	6,686,086

	International Equity — 24.6%
629,964	iShares Core MSCI EAFE Fund	40,424,790
139,315	iShares Core MSCI Emerging Markets Fund	7,525,797

	Total International Equity	47,950,587

	U.S. Equity — 47.7%
49,816	iShares Russell 2000 Fund	7,381,735
55,078	iShares Russell Mid-Cap Fund	10,858,628
324,765	Vanguard S&P 500 Fund	74,942,771

	Total U.S. Equity	93,183,134

	Total Exchange Traded Funds (Cost $130,638,313)	147,819,807

Investment Companies — 18.6% (b)
	Alternative Assets — 4.9%
733,046	JPMorgan Realty Income Fund, Class R6 Shares	9,632,218

	Fixed Income — 9.8%
608,447	JPMorgan Core Bond Fund, Class R6 Shares	7,088,407
116,206	JPMorgan Corporate Bond Fund, Class R6 Shares	1,186,464
271,081	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	2,271,655
176,345	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	1,495,402
938,773	JPMorgan High Yield Fund, Class R6 Shares	7,040,801

	Total Fixed Income	19,082,729

	International Equity — 3.9%
237,878	JPMorgan Emerging Economies Fund, Class R6 Shares	3,461,122
152,200	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	4,264,643

	Total International Equity	7,725,765

	Total Investment Companies (Cost $34,892,110)	36,440,712

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
725,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $724,477)	723,999

SHARES
Short-Term Investment — 1.7%
	Investment Company — 1.7%
3,318,285	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $3,318,285)	3,318,285

	Total Investments — 96.4% (Cost $169,573,185)	188,302,803
	Other Assets in Excess of Liabilities — 3.6%	6,943,647

	NET ASSETS — 100.0%	$195,246,450

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	24	12/2017	AUD	2,391,639	(54,709)
EURO STOXX 50 Index	39	12/2017	EUR	1,649,502	40,457
MSCI Emerging Markets E-Mini Index	33	12/2017	USD	1,797,345	(26,073)
S&P 500 E-Mini Index	37	12/2017	USD	4,654,785	101,952
SPI 200 Index	7	12/2017	AUD	780,259	(3,619)
TOPIX Index	12	12/2017	JPY	1,787,466	104,895
U.S. Treasury 10 Year Note	15	12/2017	USD	1,878,750	(19,369)

					143,534

Short Contracts
Euro-Bund	(19)	12/2017	EUR	(3,615,656)	29,188
FTSE 100 Index	(6)	12/2017	GBP	(589,818)	4,027
Long Gilt	(12)	12/2017	GBP	(1,991,991)	46,078
S&P/TSX 60 Index	(3)	12/2017	CAD	(441,771)	(21,750)
U.S. Treasury 2 Year Note	(17)	12/2017	USD	(3,666,156)	10,497

					68,040

					211,574

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia, and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

JPMorgan SmartRetirement Blend 2050 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$187,578,804	$723,999	$—	$188,302,803

Appreciation in Other Financial Instruments
Futures Contracts (a)	$187,715	$149,379	$—	$337,094

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(121,901)	$(3,619)	$—	$(125,520)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 77.1%
	Fixed Income — 3.3%
22,198	iShares Core U.S. Aggregate Bond Fund	2,432,679

	International Equity — 25.0%
245,856	iShares Core MSCI EAFE Fund	15,776,579
55,747	iShares Core MSCI Emerging Markets Fund	3,011,453

	Total International Equity	18,788,032

	U.S. Equity — 48.8%
19,809	iShares Russell 2000 Fund	2,935,298
21,397	iShares Russell Mid-Cap Fund	4,218,418
127,543	Vanguard S&P 500 Fund	29,431,823

	Total U.S. Equity	36,585,539

	Total Exchange Traded Funds (Cost $51,383,152)	57,806,250

Investment Companies — 18.7% (b)
	Alternative Assets — 5.0%
286,984	JPMorgan Realty Income Fund, Class R6 Shares	3,770,977

	Fixed Income — 9.8%
238,050	JPMorgan Core Bond Fund, Class R6 Shares	2,773,284
48,486	JPMorgan Corporate Bond Fund, Class R6 Shares	495,042
104,390	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	874,784
67,586	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	573,130
352,578	JPMorgan High Yield Fund, Class R6 Shares	2,644,334

	Total Fixed Income	7,360,574

	International Equity — 3.9%
90,489	JPMorgan Emerging Economies Fund, Class R6 Shares	1,316,612
56,658	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	1,587,552

	Total International Equity	2,904,164

	Total Investment Companies (Cost $13,471,758)	14,035,715

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.4%
305,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $304,840)	304,579

SHARES
Short-Term Investment — 1.5%
	Investment Company — 1.5%
1,149,346	JPMorgan U Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $1,149,346)	1,149,346

	Total Investments — 97.7% (Cost $66,309,096)	73,295,890
	Other Assets in Excess of Liabilities — 2.3%	1,742,737

	NET ASSETS — 100.0%	$75,038,627

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	10	12/2017	AUD	996,516	(22,795)
EURO STOXX 50 Index	18	12/2017	EUR	761,309	18,412
MSCI Emerging Markets E-Mini Index	13	12/2017	USD	708,045	(10,272)
S&P 500 E-Mini Index	13	12/2017	USD	1,635,465	35,821
SPI 200 Index	3	12/2017	AUD	334,397	(1,551)
TOPIX Index	5	12/2017	JPY	744,777	43,719
U.S. Treasury 10 Year Note	5	12/2017	USD	626,250	(6,456)

					56,878

Short Contracts
Euro-Bund	(7)	12/2017	EUR	(1,332,084)	10,155
FTSE 100 Index	(3)	12/2017	GBP	(294,909)	2,014
Long Gilt	(5)	12/2017	GBP	(829,996)	19,199
S&P/TSX 60 Index	(1)	12/2017	CAD	(147,257)	(7,247)
U.S. Treasury 2 Year Note	(7)	12/2017	USD	(1,509,594)	4,501

					28,622

					85,500

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website.

Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan SmartRetirement Blend 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$72,991,311	$304,579	$—	$73,295,890

Appreciation in Other Financial Instruments
Futures Contracts (a)	$69,676	$64,145	$—	$133,821

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(46,770)	$(1,551)	$—	$(48,321)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 69.1%
	Fixed Income — 0.3%
133	iShares Core U.S. Aggregate Bond Fund	14,576

	International Equity — 23.6%
12,210	iShares Core MSCI EAFE Fund	783,516
3,292	iShares Core MSCI Emerging Markets Fund	177,834

	Total International Equity	961,350

	U.S. Equity — 45.2%
933	iShares Russell 2000 Fund	138,252
1,047	iShares Russell Mid-Cap Fund	206,416
6,498	Vanguard S&P 500 Fund	1,499,478

	Total U.S. Equity	1,844,146

	Total Exchange Traded Funds (Cost $2,591,734)	2,820,072

Investment Companies — 16.7% (b)
	Alternative Assets — 4.4%
13,586	JPMorgan Realty Income Fund, Class R6 Shares	178,519

	Fixed Income — 8.9%
11,305	JPMorgan Core Bond Fund, Class R6 Shares	131,702
2,113	JPMorgan Corporate Bond Fund, Class R6 Shares	21,578
5,243	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	43,937
3,277	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	27,791
18,485	JPMorgan High Yield Fund, Class R6 Shares	138,637

	Total Fixed Income	363,645

	International Equity — 3.4%
4,353	JPMorgan Emerging Economies Fund, Class R6 Shares	63,337
2,651	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	74,291

	Total International Equity	137,628

	Total Investment Companies (Cost $663,368)	679,792

Short-Term Investment — 0.1%
	Investment Company — 0.1%
3,860	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $3,860)	3,860

	Total Investments — 85.9% (Cost $3,258,962)	3,503,724
	Other Assets in Excess of Liabilities — 14.1%	575,561

	NET ASSETS — 100.0%	$4,079,285

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend 2060 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

EAFE	—	Europe, Australasia, and Far East
MSCI	—	Morgan Stanley Capital International

(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(l)	—	The rate shown is the current yield as of September 30, 2017.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$3,503,724	$—	$—	$3,503,724

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Exchange Traded Funds — 55.4%
	Fixed Income — 23.2%
374,239	iShares Core U.S. Aggregate Bond Fund	41,012,852
166,792	iShares TIPS Bond Fund	18,944,235

	Total Fixed Income	59,957,087

	International Equity — 10.8%
365,518	iShares Core MSCI EAFE Fund	23,455,290
80,264	iShares Core MSCI Emerging Markets Fund	4,335,861

	Total International Equity	27,791,151

	U.S. Equity — 21.4%
26,176	iShares Russell 2000 Fund	3,878,760
29,727	iShares Russell Mid-Cap Fund	5,860,678
196,499	Vanguard S&P 500 Fund	45,344,109

	Total U.S. Equity	55,083,547

	Total Exchange Traded Funds (Cost $128,818,348)	142,831,785

Investment Companies — 34.1% (b)
	Alternative Assets — 3.7%
414,092	JPMorgan Commodities Strategy Fund, Class R6 Shares (a)	3,689,560
435,271	JPMorgan Realty Income Fund, Class R6 Shares	5,719,464

	Total Alternative Assets	9,409,024

	Fixed Income — 28.6%
3,146,869	JPMorgan Core Bond Fund, Class R6 Shares	36,661,018
693,929	JPMorgan Corporate Bond Fund, Class R6 Shares	7,085,014
551,584	JPMorgan Emerging Markets Debt Fund, Class R6 Shares	4,622,275
431,923	JPMorgan Emerging Markets Strategic Debt Fund, Class R6 Shares	3,662,703
667,220	JPMorgan Floating Rate Income Fund, Class R6 Shares	6,278,542
2,072,339	JPMorgan High Yield Fund, Class R6 Shares	15,542,543

	Total Fixed Income	73,852,095

	International Equity — 1.8%
151,398	JPMorgan Emerging Economies Fund, Class R6 Shares	2,202,847
85,689	JPMorgan Emerging Markets Equity Fund, Class R6 Shares	2,401,005

	Total International Equity	4,603,852

	Total Investment Companies (Cost $86,263,337)	87,864,971

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.3%
865,000	U.S. Treasury Notes, 0.75%, 01/31/2018 (k) (Cost $864,251)	863,806

SHARES
Short-Term Investment — 10.1%
	Investment Company — 10.1%
26,171,285	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $26,171,285)	26,171,285

	Total Investments — 99.9% (Cost $242,117,221)	257,731,847
	Other Assets in Excess of Liabilities — 0.1%	331,011

	NET ASSETS — 100.0%	$258,062,858

Percentages indicated are based on net assets.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	33	12/2017	AUD	3,288,504	(75,224)
EURO STOXX 50 Index	54	12/2017	EUR	2,283,926	56,014
MSCI Emerging Markets E-Mini Index	47	12/2017	USD	2,559,855	(37,132)
S&P 500 E-Mini Index	21	12/2017	USD	2,641,905	57,865
SPI 200 Index	10	12/2017	AUD	1,114,656	(5,171)
TOPIX Index	17	12/2017	JPY	2,532,243	148,613
U.S. Treasury 10 Year Note	18	12/2017	USD	2,254,500	(23,243)

					121,722

Short Contracts
Euro-Bund	(26)	12/2017	EUR	(4,947,741)	40,131
FTSE 100 Index	(10)	12/2017	GBP	(983,030)	6,701
Long Gilt	(17)	12/2017	GBP	(2,821,987)	65,278
S&P/TSX 60 Index	(4)	12/2017	CAD	(589,028)	(29,000)
U.S. Treasury 2 Year Note	(21)	12/2017	USD	(4,528,781)	12,098
U.S. Treasury 5 Year Note	(9)	12/2017	USD	(1,057,078)	6,379

					101,587

					223,309

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EAFE	—	Europe, Australasia and Far East
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
SPI	—	Australian Securities Exchange
TIPS	—	Treasury Inflation Protected Security
TOPIX	—	Tokyo Stock Price Index
TSX	—	Tokyo Stock Exchange
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan SmartRetirement Blend Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies excluding exchange traded funds (“ETFs”) (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$256,868,041	$863,806	$—	$257,731,847

Appreciation in Other Financial Instruments
Futures Contracts (a)	$181,751	$211,328	$—	$393,079

Depreciation in Other Financial Instruments
Futures Contracts (a)	$(164,599)	$(5,171)	$—	$(169,770)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of Foreign Futures with equity reference obligations and a U.S. Treasury Note held as initial margin for futures contracts. Please refer to the SOI for asset class specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 125.7%
Common Stocks — 123.4%
	Consumer Discretionary — 16.9%
	Automobiles — 0.9%
74	General Motors Co. (j)	2,996

	Hotels, Restaurants & Leisure — 4.1%
40	Dunkin’ Brands Group, Inc.	2,139
30	McDonald’s Corp. (j)	4,685
76	Restaurant Brands International, Inc., (Canada)	4,842
7	Wyndham Worldwide Corp.	748
14	Yum Brands, Inc.	1,060

		13,474

	Household Durables — 0.8%
64	DR Horton, Inc. (j)	2,556

	Internet & Direct Marketing Retail — 2.8%
3	Amazon.com, Inc. (a) (j)	3,220
19	Expedia, Inc. (j)	2,706
12	Netflix, Inc. (a)	2,249
16	Wayfair, Inc., Class A (a)	1,065

		9,240

	Media — 2.8%
35	CBS Corp. (Non-Voting), Class B (j)	2,030
108	Comcast Corp., Class A (a) (j)	4,152
32	DISH Network Corp., Class A (a) (j)	1,730
12	Time Warner, Inc.	1,178

		9,090

	Specialty Retail — 4.3%
81	Best Buy Co., Inc.	4,608
32	Home Depot, Inc. (The)	5,239
52	Ross Stores, Inc. (j)	3,345
10	Tiffany & Co.	954

		14,146

	Textiles, Apparel & Luxury Goods — 1.2%
25	Michael Kors Holdings Ltd. (a)	1,206
23	PVH Corp.	2,937

		4,143

	Total Consumer Discretionary	55,645

	Consumer Staples — 10.8%
	Beverages — 1.2%
10	Molson Coors Brewing Co., Class B	849
29	PepsiCo, Inc.	3,220

		4,069

	Food & Staples Retailing — 3.3%
79	Walgreens Boots Alliance, Inc. (j)	6,115
60	Wal-Mart Stores, Inc. (j)	4,649

		10,764

	Food Products — 4.5%
50	Bunge Ltd.	3,452
34	Conagra Brands, Inc.	1,161
81	Pilgrim’s Pride Corp. (a)	2,293
60	Pinnacle Foods, Inc.	3,413
67	Tyson Foods, Inc., Class A	4,699

		15,018

	Household Products — 0.4%
13	Procter & Gamble Co. (The)	1,210

	Personal Products — 0.7%
32	Edgewell Personal Care Co. (a) (j)	2,294

	Tobacco — 0.7%
36	Altria Group, Inc.	2,296

	Total Consumer Staples	35,651

	Energy — 6.8%
	Energy Equipment & Services — 3.7%
65	Baker Hughes a GE Co.	2,384
134	Halliburton Co.	6,159
78	National Oilwell Varco, Inc.	2,773
134	Noble Corp. plc (a) (j)	616
25	Rowan Cos. plc, Class A (a)	325

		12,257

	Oil, Gas & Consumable Fuels — 3.1%
35	Apache Corp. (j)	1,612
205	Denbury Resources, Inc. (a)	274
40	Devon Energy Corp. (j)	1,465
9	EOG Resources, Inc.	871
92	Marathon Oil Corp. (j)	1,253
6	Marathon Petroleum Corp.	331
49	Newfield Exploration Co. (a)	1,460
6	Pioneer Natural Resources Co.	929
26	Valero Energy Corp. (j)	2,023

		10,218

	Total Energy	22,475

	Financials — 16.1%
	Banks — 7.8%
295	Bank of America Corp. (j)	7,465
75	Citigroup, Inc.	5,468
31	Comerica, Inc.	2,372

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Banks — continued
42	PNC Financial Services Group, Inc. (The) (j)	5,714
21	Popular, Inc., (Puerto Rico)	737
207	Regions Financial Corp.	3,147
10	Synovus Financial Corp.	474
7	Zions Bancorp	311

		25,688

	Capital Markets — 1.3%
82	Morgan Stanley	3,959
4	MSCI, Inc. (j)	456

		4,415

	Consumer Finance — 2.0%
33	Capital One Financial Corp. (j)	2,802
57	Discover Financial Services	3,654

		6,456

	Insurance — 5.0%
33	Allstate Corp. (The) (j)	3,001
86	American International Group, Inc.	5,298
42	Assured Guaranty Ltd.	1,574
13	Everest Re Group Ltd.	2,946
38	Lincoln National Corp.	2,800
18	Validus Holdings Ltd. (j)	891

		16,510

	Total Financials	53,069

	Health Care — 16.2%
	Biotechnology — 5.6%
33	Amgen, Inc. (j)	6,112
23	Celgene Corp. (a) (j)	3,324
103	Gilead Sciences, Inc. (j)	8,385
5	Vertex Pharmaceuticals, Inc. (a) (j)	795

		18,616

	Health Care Equipment & Supplies — 2.1%
61	Hologic, Inc. (a)	2,220
5	IDEXX Laboratories, Inc. (a)	793
32	Zimmer Biomet Holdings, Inc. (j)	3,758

		6,771

	Health Care Providers & Services — 6.8%
11	Aetna, Inc. (j)	1,686
16	AmerisourceBergen Corp. (j)	1,299
28	Anthem, Inc. (j)	5,298
32	Cigna Corp. (j)	5,889
36	Express Scripts Holding Co. (a)	2,292
22	Humana, Inc. (j)	5,311
4	WellCare Health Plans, Inc. (a)	721

		22,496

	Pharmaceuticals — 1.7%
27	Allergan plc	5,493

	Total Health Care	53,376

	Industrials — 15.0%
	Aerospace & Defense — 4.2%
34	Boeing Co. (The)	8,694
23	Huntington Ingalls Industries, Inc. (j)	5,095

		13,789

	Airlines — 2.7%
93	Delta Air Lines, Inc. (j)	4,494
12	Southwest Airlines Co.	694
59	United Continental Holdings, Inc. (a)	3,617

		8,805

	Construction & Engineering — 0.6%
34	Jacobs Engineering Group, Inc.	1,964

	Electrical Equipment — 1.1%
21	Rockwell Automation, Inc.	3,760

	Machinery — 4.6%
48	Allison Transmission Holdings, Inc. (j)	1,798
10	Caterpillar, Inc.	1,284
13	Cummins, Inc.	2,167
16	Deere & Co.	2,060
17	Illinois Tool Works, Inc. (j)	2,471
30	Parker-Hannifin Corp. (j)	5,233

		15,013

	Professional Services — 0.5%
16	ManpowerGroup, Inc.	1,826

	Trading Companies & Distributors — 1.3%
23	United Rentals, Inc. (a)	3,246
16	WESCO International, Inc. (a)	915

		4,161

	Total Industrials	49,318

	Information Technology — 30.6%
	Internet Software & Services — 4.6%
6	Alphabet, Inc., Class C (a) (j)	5,678
153	eBay, Inc. (a) (j)	5,892
33	VeriSign, Inc. (a)	3,543

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Internet Software & Services — continued

		15,113

	IT Services — 3.3%
60	DXC Technology Co.	5,158
17	Mastercard, Inc., Class A (j)	2,386
34	Visa, Inc., Class A	3,547

		11,091

	Semiconductors & Semiconductor Equipment — 6.5%
150	Applied Materials, Inc. (j)	7,829
18	Lam Research Corp. (j)	3,367
223	Marvell Technology Group Ltd., (Bermuda)	3,983
103	Maxim Integrated Products, Inc. (j)	4,919
34	Teradyne, Inc.	1,249

		21,347

	Software — 8.0%
166	Microsoft Corp. (j)	12,369
160	Oracle Corp. (j)	7,731
18	Take-Two Interactive Software, Inc. (a)	1,840
40	VMware, Inc., Class A (a) (j)	4,357

		26,297

	Technology Hardware, Storage & Peripherals — 8.2%
122	Apple, Inc. (j)	18,864
158	Hewlett Packard Enterprise Co.	2,319
126	HP, Inc.	2,513
36	NCR Corp. (a) (j)	1,359
24	Western Digital Corp.	2,082

		27,137

	Total Information Technology	100,985

	Materials — 3.4%
	Chemicals — 1.5%
24	Chemours Co. (The)	1,210
54	Huntsman Corp.	1,486
22	LyondellBasell Industries NV, Class A (j)	2,129

		4,825

	Containers & Packaging — 0.6%
16	Berry Global Group, Inc. (a)	912
45	Owens-Illinois, Inc. (a)	1,135

		2,047

	Metals & Mining — 0.9%
92	Steel Dynamics, Inc. (j)	3,175

	Paper & Forest Products — 0.4%
48	Louisiana-Pacific Corp. (a)	1,300

	Total Materials	11,347

	Real Estate — 2.8%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
58	Hospitality Properties Trust	1,658

	Real Estate Management & Development — 2.3%
102	CBRE Group, Inc., Class A (a)	3,868
115	Realogy Holdings Corp.	3,789

		7,657

	Total Real Estate	9,315

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 0.8%
25	AT&T, Inc.	963
37	Verizon Communications, Inc.	1,849

		2,812

	Wireless Telecommunication Services — 0.3%
14	T-Mobile US, Inc. (a)	851

	Total Telecommunication Services	3,663

	Utilities — 3.7%
	Electric Utilities — 2.1%
34	Edison International (j)	2,654
38	FirstEnergy Corp.	1,184
20	NextEra Energy, Inc.	2,931

		6,769

	Gas Utilities — 1.6%
114	UGI Corp. (j)	5,342

	Total Utilities	12,111

	Total Common Stocks (Cost $317,533)	406,955

Short-Term Investment — 2.3%
	Investment Company — 2.3%
7,563	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $7,563)	7,563

	Total Investments — 125.7% (Cost $325,096)	414,518
	Liabilities in Excess of Other Assets — (25.7)%	(84,887)

	NET ASSETS — 100.0%	$329,631

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — 26.5%
Common Stocks — 26.5%
	Consumer Discretionary — 4.6%
	Distributors — 0.6%
51	LKQ Corp. (a)	1,817

	Diversified Consumer Services — 0.7%
10	Bright Horizons Family Solutions, Inc. (a)	880
30	ServiceMaster Global Holdings, Inc. (a)	1,383

		2,263

	Hotels, Restaurants & Leisure — 0.4%
23	Starbucks Corp.	1,219

	Internet & Direct Marketing Retail — 0.3%
28	TripAdvisor, Inc. (a)	1,151

	Leisure Products — 0.2%
41	Mattel, Inc.	638

	Media — 0.4%
98	News Corp., Class A	1,301

	Specialty Retail — 1.5%
13	Advance Auto Parts, Inc.	1,250
2	AutoZone, Inc. (a)	1,071
17	Foot Locker, Inc.	609
34	Tractor Supply Co.	2,171

		5,101

	Textiles, Apparel & Luxury Goods — 0.5%
36	Under Armour, Inc., Class A (a)	597
18	VF Corp.	1,112

		1,709

	Total Consumer Discretionary	15,199

	Consumer Staples — 2.7%
	Beverages — 0.4%
27	Brown-Forman Corp., Class B	1,488

	Food & Staples Retailing — 0.3%
10	Casey’s General Stores, Inc.	1,105

	Food Products — 1.1%
17	General Mills, Inc.	864
13	Kellogg Co.	780
20	McCormick & Co., Inc. (Non-Voting)	2,001

		3,645

	Household Products — 0.4%
9	Clorox Co. (The)	1,214

	Personal Products — 0.5%
92	Coty, Inc., Class A	1,524

	Total Consumer Staples	8,976

	Financials — 0.8%
	Capital Markets — 0.3%
35	Federated Investors, Inc., Class B	1,031

	Insurance — 0.5%
22	Cincinnati Financial Corp.	1,707

	Total Financials	2,738

	Health Care — 2.4%
	Health Care Equipment & Supplies — 0.3%
10	DENTSPLY SIRONA, Inc.	604
10	DexCom, Inc. (a)	484

		1,088

	Health Care Providers & Services — 1.1%
12	Cardinal Health, Inc.	830
34	Envision Healthcare Corp. (a)	1,509
21	Patterson Cos., Inc.	808
18	Tenet Healthcare Corp. (a)	299

		3,446

	Health Care Technology — 0.5%
24	Cerner Corp. (a)	1,712

	Pharmaceuticals — 0.5%
25	Zoetis, Inc.	1,588

	Total Health Care	7,834

	Industrials — 5.8%
	Aerospace & Defense — 1.0%
56	Hexcel Corp.	3,198

	Air Freight & Logistics — 0.2%
5	United Parcel Service, Inc., Class B	648

	Building Products — 0.5%
45	Johnson Controls International plc	1,825

	Commercial Services & Supplies — 0.2%
53	Covanta Holding Corp.	781

	Electrical Equipment — 1.2%
22	Acuity Brands, Inc.	3,820

	Machinery — 1.1%
37	Flowserve Corp.	1,576
33	Xylem, Inc.	2,042

		3,618

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Professional Services — 0.3%
11	Verisk Analytics, Inc. (a)	882

	Road & Rail — 0.7%
21	Kansas City Southern	2,239

	Trading Companies & Distributors — 0.6%
43	Fastenal Co.	1,961

	Total Industrials	18,972

	Information Technology — 7.4%
	Communications Equipment — 1.2%
65	ViaSat, Inc. (a)	4,161

	Electronic Equipment, Instruments & Components — 1.2%
12	Amphenol Corp., Class A	1,024
31	Avnet, Inc.	1,230
93	Fitbit, Inc., Class A (a)	646
8	SYNNEX Corp.	1,012

		3,912

	Internet Software & Services — 0.2%
14	Zillow Group, Inc., Class A (a)	578

	IT Services — 0.5%
29	Paychex, Inc.	1,757

	Semiconductors & Semiconductor Equipment — 3.0%
69	Analog Devices, Inc.	5,963
29	Cavium, Inc. (a)	1,886
21	Microchip Technology, Inc.	1,921

		9,770

	Software — 1.3%
8	Intuit, Inc.	1,123
15	salesforce.com, Inc. (a)	1,439
6	Tyler Technologies, Inc. (a)	1,116
3	Ultimate Software Group, Inc. (The) (a)	644

		4,322

	Total Information Technology	24,500

	Materials — 1.1%
	Containers & Packaging — 0.6%
49	Ball Corp.	2,003

	Metals & Mining — 0.5%
24	Compass Minerals International, Inc.	1,545

	Total Materials	3,548

	Real Estate — 0.5%
	Equity Real Estate Investment Trusts (REITs) — 0.5%
14	Federal Realty Investment Trust	1,689

	Utilities — 1.2%
	Electric Utilities — 0.4%
27	Southern Co. (The)	1,322

	Multi-Utilities — 0.8%
34	Dominion Energy, Inc.	2,593

	Total Utilities	3,915

	Total Securities Sold Short (Proceeds $85,656)	$87,371

Percentages indicated are based on net assets.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	43	12/2017	USD	5,410	65

					65

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is approximately $98,000 and $144,887,000, respectively.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan U.S. Dynamic Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$414,518	$—	$—	$414,518

Total Liabilities for Securities Sold Short (a)	$(87,371)	$—	$—	$(87,371)

Appreciation in Other Financial Instruments
Futures Contracts (a)	$65	$—	$—	$65

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Consumer Discretionary — 12.8%
	Auto Components — 0.2%
267	Delphi Automotive plc	26,317

	Automobiles — 0.3%
2,511	Ford Motor Co.	30,056
422	General Motors Co.	17,053

		47,109

	Hotels, Restaurants & Leisure — 0.6%
342	Hilton Worldwide Holdings, Inc.	23,756
287	Royal Caribbean Cruises Ltd.	34,048
638	Starbucks Corp.	34,250

		92,054

	Household Durables — 0.3%
108	Mohawk Industries, Inc. (a)	26,721
361	Toll Brothers, Inc.	14,961

		41,682

	Internet & Direct Marketing Retail — 1.7%
266	Amazon.com, Inc. (a)	255,424

	Media — 4.6%
40	CBS Corp. (Non-Voting), Class B	2,314
361	Charter Communications, Inc., Class A (a)	131,214
2,345	Comcast Corp., Class A (a)	90,244
1,462	DISH Network Corp., Class A (a)	79,270
2,217	Twenty-First Century Fox, Inc., Class A	58,493
479	Twenty-First Century Fox, Inc., Class B	12,344
3,191	Walt Disney Co. (The)	314,496

		688,375

	Multiline Retail — 0.2%
21	Dollar General Corp.	1,676
344	Dollar Tree, Inc. (a)	29,844

		31,520

	Specialty Retail — 4.6%
134	AutoZone, Inc. (a)	79,977
1,400	Home Depot, Inc. (The)	228,988
1,887	Lowe’s Cos., Inc.	150,855
307	O’Reilly Automotive, Inc. (a)	66,083
2,099	TJX Cos., Inc. (The)	154,788

		680,691

	Textiles, Apparel & Luxury Goods — 0.3%
926	NIKE, Inc., Class B	47,992

	Total Consumer Discretionary	1,911,164

	Consumer Staples — 6.5%
	Beverages — 2.7%
2,258	Coca-Cola Co. (The)	101,634
1,141	Molson Coors Brewing Co., Class B	93,158
1,813	PepsiCo, Inc.	202,065

		396,857

	Food & Staples Retailing — 1.0%
450	Costco Wholesale Corp.	73,978
1,141	Kroger Co. (The)	22,896
747	Walgreens Boots Alliance, Inc.	57,674

		154,548

	Food Products — 1.2%
582	Kraft Heinz Co. (The)	45,161
3,352	Mondelez International, Inc., Class A	136,312

		181,473

	Tobacco — 1.6%
2,126	Philip Morris International, Inc.	236,026

	Total Consumer Staples	968,904

	Energy — 6.4%
	Oil, Gas & Consumable Fuels — 6.4%
379	Anadarko Petroleum Corp.	18,500
492	Chevron Corp.	57,866
950	Concho Resources, Inc. (a)	125,184
856	Diamondback Energy, Inc. (a)	83,858
2,611	EOG Resources, Inc.	252,542
616	EQT Corp.	40,175
1,941	Occidental Petroleum Corp.	124,617
838	Parsley Energy, Inc., Class A (a)	22,072
197	Phillips 66	18,083
1,343	Pioneer Natural Resources Co.	198,138
387	RSP Permian, Inc. (a)	13,386

	Total Energy	954,421

	Financials — 14.9%
	Banks — 7.3%
12,913	Bank of America Corp.	327,214
4,882	Citigroup, Inc.	355,120
69	First Republic Bank	7,183
1,767	Huntington Bancshares, Inc.	24,665
6,286	KeyCorp	118,304
33	PNC Financial Services Group, Inc. (The)	4,498
1,218	SunTrust Banks, Inc.	72,788
284	SVB Financial Group (a)	53,220
2,312	Wells Fargo & Co.	127,508

		1,090,500

	Capital Markets — 2.9%
199	Ameriprise Financial, Inc.	29,602
872	Bank of New York Mellon Corp. (The)	46,250

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
26	BlackRock, Inc.	11,462
1,435	Charles Schwab Corp. (The)	62,783
178	Goldman Sachs Group, Inc. (The)	42,219
923	Intercontinental Exchange, Inc.	63,410
3,737	Morgan Stanley	180,015

		435,741

	Consumer Finance — 0.8%
71	Ally Financial, Inc.	1,719
1,300	Capital One Financial Corp.	110,053

		111,772

	Diversified Financial Services — 0.1%
359	Voya Financial, Inc.	14,317

	Insurance — 3.8%
2,240	American International Group, Inc.	137,536
1,119	Arthur J Gallagher & Co.	68,869
806	Chubb Ltd.	114,927
1,205	Hartford Financial Services Group, Inc. (The)	66,769
371	Marsh & McLennan Cos., Inc.	31,125
2,860	MetLife, Inc.	148,561
128	XL Group Ltd., (Bermuda)	5,058

		572,845

	Total Financials	2,225,175

	Health Care — 14.2%
	Biotechnology — 1.7%
137	Biogen, Inc. (a)	42,784
110	BioMarin Pharmaceutical, Inc. (a)	10,206
474	Celgene Corp. (a)	69,140
240	Gilead Sciences, Inc.	19,423
175	Incyte Corp. (a)	20,434
573	Vertex Pharmaceuticals, Inc. (a)	87,066

		249,053

	Health Care Equipment & Supplies — 2.0%
525	Abbott Laboratories	28,013
7,310	Boston Scientific Corp. (a)	213,218
190	Danaher Corp.	16,298
269	Zimmer Biomet Holdings, Inc.	31,505

		289,034

	Health Care Providers & Services — 3.5%
302	AmerisourceBergen Corp.	25,028
556	Cigna Corp.	103,995
2,033	UnitedHealth Group, Inc.	398,157

		527,180

	Life Sciences Tools & Services — 1.1%
1,821	Agilent Technologies, Inc.	116,927
276	Thermo Fisher Scientific, Inc.	52,199

		169,126

	Pharmaceuticals — 5.9%
632	Allergan plc	129,447
1,661	Bristol-Myers Squibb Co.	105,848
1,983	Eli Lilly & Co.	169,592
1,946	Merck & Co., Inc.	124,621
292	Mylan NV (a)	9,161
9,690	Pfizer, Inc.	345,941

		884,610

	Total Health Care	2,119,003

	Industrials — 12.4%
	Aerospace & Defense — 2.8%
858	General Dynamics Corp.	176,404
196	L3 Technologies, Inc.	36,926
694	Northrop Grumman Corp.	199,686

		413,016

	Airlines — 0.8%
1,364	Delta Air Lines, Inc.	65,757
987	United Continental Holdings, Inc. (a)	60,113

		125,870

	Building Products — 0.7%
582	Allegion plc	50,333
1,173	Masco Corp.	45,741

		96,074

	Commercial Services & Supplies — 0.0% (g)
68	Waste Connections, Inc., (Canada)	4,769

	Electrical Equipment — 1.0%
1,953	Eaton Corp. plc	149,983

	Industrial Conglomerates — 1.8%
6,759	General Electric Co.	163,440
747	Honeywell International, Inc.	105,853

		269,293

	Machinery — 2.7%
571	Deere & Co.	71,722
1,849	Ingersoll-Rand plc	164,917
17	PACCAR, Inc.	1,222
52	Snap-on, Inc.	7,783
1,011	Stanley Black & Decker, Inc.	152,666

		398,310

	Road & Rail — 2.5%
87	Canadian Pacific Railway Ltd., (Canada)	14,579
1,044	Norfolk Southern Corp.	138,016
1,874	Union Pacific Corp.	217,347

		369,942

	Trading Companies & Distributors — 0.1%
411	HD Supply Holdings, Inc. (a)	14,833

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Trading Companies & Distributors — continued

	Total Industrials	1,842,090

	Information Technology — 25.1%
	Electronic Equipment, Instruments & Components — 0.0% (g)
73	Corning, Inc.	2,188

	Internet Software & Services — 6.0%
360	Alphabet, Inc., Class A (a)	350,983
261	Alphabet, Inc., Class C (a)	249,894
1,715	Facebook, Inc., Class A (a)	293,056

		893,933

	IT Services — 4.8%
1,503	Accenture plc, Class A	202,995
220	Fidelity National Information Services, Inc.	20,557
929	International Business Machines Corp.	134,791
61	Mastercard, Inc., Class A	8,583
66	Vantiv, Inc., Class A (a)	4,671
2,868	Visa, Inc., Class A	301,782
439	WEX, Inc. (a)	49,315

		722,694

	Semiconductors & Semiconductor Equipment — 5.7%
1,633	Analog Devices, Inc.	140,722
821	Broadcom Ltd.	199,116
1,266	Microchip Technology, Inc.	113,665
620	NVIDIA Corp.	110,813
3,209	Texas Instruments, Inc.	287,661

		851,977

	Software — 4.4%
783	Adobe Systems, Inc. (a)	116,810
6,875	Microsoft Corp.	512,153
189	Workday, Inc., Class A (a)	19,964

		648,927

	Technology Hardware, Storage & Peripherals — 4.2%
4,054	Apple, Inc.	624,850

	Total Information Technology	3,744,569

	Materials — 2.3%
	Chemicals — 1.3%
168	Celanese Corp., Series A	17,479
1,745	DowDuPont, Inc.	120,835
519	Eastman Chemical Co.	46,972
375	Mosaic Co. (The)	8,088
28	Westlake Chemical Corp.	2,353

		195,727

	Construction Materials — 0.5%
72	Martin Marietta Materials, Inc.	14,806
479	Vulcan Materials Co.	57,272

		72,078

	Containers & Packaging — 0.4%
205	Crown Holdings, Inc. (a)	12,223
807	WestRock Co.	45,773

		57,996

	Metals & Mining — 0.1%
409	Alcoa Corp. (a)	19,088
12	Nucor Corp.	684

		19,772

	Total Materials	345,573

	Real Estate — 0.7%
	Equity Real Estate Investment Trusts (REITs) — 0.7%
90	AvalonBay Communities, Inc.	16,031
27	Boston Properties, Inc.	3,279
753	Prologis, Inc.	47,789
61	Public Storage	12,961
348	Vornado Realty Trust	26,788

	Total Real Estate	106,848

	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 1.2%
2,180	AT&T, Inc.	85,397
1,743	Verizon Communications, Inc.	86,239

		171,636

	Wireless Telecommunication Services — 0.2%
436	T-Mobile US, Inc. (a)	26,902

	Total Telecommunication Services	198,538

	Utilities — 2.6%
	Electric Utilities — 2.2%
668	American Electric Power Co., Inc.	46,938
294	Edison International	22,714
883	NextEra Energy, Inc.	129,377
819	PG&E Corp.	55,737
1,421	Xcel Energy, Inc.	67,256

		322,022

	Multi-Utilities — 0.4%
985	CMS Energy Corp.	45,602
534	NiSource, Inc.	13,677

		59,279

	Total Utilities	381,301

	Total Common Stocks (Cost $10,544,428)	14,797,586

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE($)
Warrant — 0.0% (g)
	Financials — 0.0% (g)
	Consumer Finance — 0.0% (g)
24	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—	(h)

Short-Term Investment — 0.9%
	Investment Company — 0.9%
133,025	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $133,025)	133,025

	Total Investments — 100.2% (Cost $10,677,453)	14,930,611
	Liabilities in Excess of Other Assets — (0.2)%	(25,541)

	NET ASSETS — 100.0%	$14,905,070

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	534	12/2017	USD	67,180	862

					862

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of

JPMorgan U.S. Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Total Investments in Securities (a)	$14,930,611	$—	$—	(b)	$14,930,611

Appreciation in Other Financial Instruments
Futures Contracts (a)	$862	$—	$—		$862

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of warrants. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	Amount rounds to less than 500.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 124.2%
Common Stocks — 122.8%
	Consumer Discretionary — 15.6%
	Auto Components — 0.7%
691	Delphi Automotive plc	67,958

	Automobiles — 0.5%
2,669	Ford Motor Co.	31,945
256	General Motors Co. (j)	10,347

		42,292

	Hotels, Restaurants & Leisure — 1.0%
253	Hilton Worldwide Holdings, Inc.	17,559
356	Royal Caribbean Cruises Ltd.	42,189
389	Starbucks Corp. (j)	20,910
142	Yum Brands, Inc.	10,475

		91,133

	Household Durables — 0.4%
136	Mohawk Industries, Inc. (a) (j)	33,624
47	Toll Brothers, Inc.	1,935

		35,559

	Internet & Direct Marketing Retail — 1.6%
155	Amazon.com, Inc. (a)	149,198

	Media — 5.9%
135	CBS Corp. (Non-Voting), Class B	7,853
382	Charter Communications, Inc., Class A (a)	138,683
2,927	Comcast Corp., Class A (a)	112,644
1,170	DISH Network Corp., Class A (a) (j)	63,453
2,142	Twenty-First Century Fox, Inc., Class A	56,500
989	Twenty-First Century Fox, Inc., Class B	25,519
1,425	Walt Disney Co. (The)	140,437

		545,089

	Multiline Retail — 0.7%
142	Dollar General Corp.	11,525
542	Dollar Tree, Inc. (a)	47,014
429	Macy’s, Inc.	9,363

		67,902

	Specialty Retail — 4.4%
44	AutoZone, Inc. (a)	26,399
607	Home Depot, Inc. (The) (j)	99,350
979	Lowe’s Cos., Inc. (j)	78,243
482	O’Reilly Automotive, Inc. (a)	103,886
1,304	TJX Cos., Inc. (The) (j)	96,178

		404,056

	Textiles, Apparel & Luxury Goods — 0.4%
743	NIKE, Inc., Class B	38,499

	Total Consumer Discretionary	1,441,686

	Consumer Staples — 6.5%
	Beverages — 2.1%
352	Coca-Cola Co. (The)	15,865
117	Dr Pepper Snapple Group, Inc.	10,386
715	Molson Coors Brewing Co., Class B (j)	58,340
956	PepsiCo, Inc.	106,559

		191,150

	Food & Staples Retailing — 0.7%
885	Walgreens Boots Alliance, Inc.	68,318

	Food Products — 1.7%
487	Kraft Heinz Co. (The)	37,805
2,881	Mondelez International, Inc., Class A (j)	117,135

		154,940

	Household Products — 0.0% (g)
52	Colgate-Palmolive Co. (j)	3,778

	Tobacco — 2.0%
1,655	Philip Morris International, Inc.	183,771

	Total Consumer Staples	601,957

	Energy — 10.0%
	Oil, Gas & Consumable Fuels — 10.0%
739	Anadarko Petroleum Corp.	36,102
670	Concho Resources, Inc. (a)	88,201
263	Continental Resources, Inc. (a)	10,158
457	Diamondback Energy, Inc. (a)	44,724
2,430	EOG Resources, Inc. (j)	235,084
929	EQT Corp.	60,597
4,057	Occidental Petroleum Corp. (j)	260,524
206	Phillips 66	18,916
841	Pioneer Natural Resources Co.	124,137
314	Plains GP Holdings LP, Class A	6,862
840	TransCanada Corp., (Canada)	41,517

	Total Energy	926,822

	Financials — 20.8%
	Banks — 8.9%
7,108	Bank of America Corp. (j)	180,128
411	BankUnited, Inc.	14,627
3,723	Citigroup, Inc.	270,795
634	First Republic Bank	66,195
134	Huntington Bancshares, Inc.	1,865

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Banks — continued
4,131	KeyCorp	77,752
307	PNC Financial Services Group, Inc. (The) (j)	41,435
76	Regions Financial Corp.	1,150
186	SunTrust Banks, Inc.	11,110
290	SVB Financial Group (a)	54,163
1,836	Wells Fargo & Co. (j)	101,271

		820,491

	Capital Markets — 5.4%
108	Ameriprise Financial, Inc.	16,072
815	Bank of New York Mellon Corp. (The) (j)	43,237
48	BlackRock, Inc.	21,616
1,781	Charles Schwab Corp. (The) (j)	77,887
324	Goldman Sachs Group, Inc. (The) (j)	76,743
1,236	Intercontinental Exchange, Inc.	84,941
3,729	Morgan Stanley (j)	179,609

		500,105

	Consumer Finance — 1.0%
440	Ally Financial, Inc.	10,686
1,003	Capital One Financial Corp.	84,927

		95,613

	Diversified Financial Services — 0.1%
199	Voya Financial, Inc.	7,927

	Insurance — 5.4%
1,784	American International Group, Inc.	109,541
477	Arthur J Gallagher & Co. (j)	29,339
931	Chubb Ltd.	132,672
19	Everest Re Group Ltd.	4,408
600	Hartford Financial Services Group, Inc. (The) (j)	33,273
832	Marsh & McLennan Cos., Inc.	69,707
2,038	MetLife, Inc.	105,896
126	Validus Holdings Ltd.	6,181
180	XL Group Ltd., (Bermuda)	7,113

		498,130

	Total Financials	1,922,266

	Health Care — 18.0%
	Biotechnology — 2.3%
104	Biogen, Inc. (a)	32,499
10	BioMarin Pharmaceutical, Inc. (a)	953
546	Celgene Corp. (a)	79,586
503	Gilead Sciences, Inc.	40,791
354	Vertex Pharmaceuticals, Inc. (a)	53,858

		207,687

	Health Care Equipment & Supplies — 3.0%
105	Becton Dickinson and Co.	20,478
5,693	Boston Scientific Corp. (a) (j)	166,071
417	Danaher Corp.	35,779
475	Zimmer Biomet Holdings, Inc. (j)	55,657

		277,985

	Health Care Providers & Services — 4.2%
580	AmerisourceBergen Corp.	48,012
320	Cigna Corp.	59,819
1,426	UnitedHealth Group, Inc. (j)	279,279

		387,110

	Life Sciences Tools & Services — 1.1%
1,603	Agilent Technologies, Inc. (j)	102,916

	Pharmaceuticals — 7.4%
691	Allergan plc (j)	141,603
1,193	Bristol-Myers Squibb Co.	76,065
1,335	Eli Lilly & Co.	114,200
1,255	Merck & Co., Inc.	80,342
647	Mylan NV (a)	20,289
7,094	Pfizer, Inc. (j)	253,269

		685,768

	Total Health Care	1,661,466

	Industrials — 13.6%
	Aerospace & Defense — 2.2%
179	General Dynamics Corp. (j)	36,741
12	L3 Technologies, Inc. (j)	2,233
572	Northrop Grumman Corp.	164,678

		203,652

	Airlines — 1.2%
1,523	Delta Air Lines, Inc.	73,453
666	United Continental Holdings, Inc. (a) (j)	40,539

		113,992

	Building Products — 1.1%
514	Allegion plc (j)	44,466
1,432	Masco Corp. (j)	55,844

		100,310

	Commercial Services & Supplies — 0.3%
315	Waste Connections, Inc., (Canada)	22,071

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Electrical Equipment — 1.1%
1,329	Eaton Corp. plc	102,025

	Industrial Conglomerates — 2.3%
3,101	General Electric Co. (j)	74,987
969	Honeywell International, Inc. (j)	137,392

		212,379

	Machinery — 3.1%
145	Deere & Co.	18,211
1,219	Ingersoll-Rand plc	108,696
29	PACCAR, Inc.	2,099
31	Snap-on, Inc.	4,606
998	Stanley Black & Decker, Inc. (j)	150,617

		284,229

	Road & Rail — 1.9%
118	Canadian Pacific Railway Ltd., (Canada)	19,902
535	Norfolk Southern Corp.	70,726
752	Union Pacific Corp.	87,176

		177,804

	Trading Companies & Distributors — 0.4%
139	AerCap Holdings NV, (Ireland) (a)	7,112
835	HD Supply Holdings, Inc. (a)	30,136

		37,248

	Total Industrials	1,253,710

	Information Technology — 27.3%
	Electronic Equipment, Instruments & Components — 0.1%
338	Corning, Inc.	10,126

	Internet Software & Services — 6.4%
161	Alphabet, Inc., Class A (a)	156,376
240	Alphabet, Inc., Class C (a) (j)	229,982
1,177	Facebook, Inc., Class A (a) (j)	201,083

		587,441

	IT Services — 5.4%
673	Accenture plc, Class A (j)	90,943
891	Fidelity National Information Services, Inc.	83,197
465	International Business Machines Corp.	67,455
281	Mastercard, Inc., Class A (j)	39,718
389	Vantiv, Inc., Class A (a)	27,444
985	Visa, Inc., Class A	103,616
793	WEX, Inc. (a)	89,019

		501,392

	Semiconductors & Semiconductor Equipment — 6.5%
600	Analog Devices, Inc.	51,713
947	Broadcom Ltd. (j)	229,628
275	Maxim Integrated Products, Inc.	13,126
949	Microchip Technology, Inc. (j)	85,216
557	Micron Technology, Inc. (a)	21,926
331	NVIDIA Corp.	59,175
1,526	Texas Instruments, Inc. (j)	136,770

		597,554

	Software — 4.5%
561	Adobe Systems, Inc. (a) (j)	83,695
4,060	Microsoft Corp. (j)	302,411
271	Workday, Inc., Class A (a)	28,551

		414,657

	Technology Hardware, Storage & Peripherals — 4.4%
2,333	Apple, Inc.	359,626
3,215	Hewlett Packard Enterprise Co.	47,286

		406,912

	Total Information Technology	2,518,082

	Materials — 5.5%
	Chemicals — 3.7%
68	Cabot Corp.	3,796
135	Celanese Corp., Series A	14,089
3,451	DowDuPont, Inc. (j)	238,928
736	Eastman Chemical Co. (j)	66,613
69	PPG Industries, Inc.	7,478
154	Westlake Chemical Corp.	12,785

		343,689

	Construction Materials — 0.8%
145	Martin Marietta Materials, Inc.	29,838
356	Vulcan Materials Co. (j)	42,636

		72,474

	Containers & Packaging — 0.4%
674	WestRock Co. (j)	38,239

	Metals & Mining — 0.6%
1,030	Alcoa Corp. (a)	48,016
116	Nucor Corp.	6,510

		54,526

	Total Materials	508,928

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Real Estate — 1.7%
	Equity Real Estate Investment Trusts (REITs) — 1.7%
117	AvalonBay Communities, Inc.	20,875
16	Boston Properties, Inc.	1,951
480	Brixmor Property Group, Inc.	9,033
156	Federal Realty Investment Trust	19,338
122	HCP, Inc.	3,384
330	JBG SMITH Properties (a)	11,291
142	Public Storage (j)	30,480
136	SBA Communications Corp. (a) (j)	19,602
546	Vornado Realty Trust	41,997

	Total Real Estate	157,951

	Telecommunication Services — 1.3%
	Diversified Telecommunication Services — 1.1%
704	AT&T, Inc.	27,583
1,414	Verizon Communications, Inc. (j)	69,961

		97,544

	Wireless Telecommunication Services — 0.2%
371	T-Mobile US, Inc. (a) (j)	22,879

	Total Telecommunication Services	120,423

	Utilities — 2.5%
	Electric Utilities — 1.5%
185	American Electric Power Co., Inc.	12,969
186	Duke Energy Corp.	15,600
270	Exelon Corp.	10,164
531	NextEra Energy, Inc. (j)	77,887
60	PG&E Corp. (j)	4,086
397	Xcel Energy, Inc.	18,807

		139,513

	Multi-Utilities — 1.0%
578	CMS Energy Corp. (j)	26,752
2,439	NiSource, Inc. (j)	62,416

		89,168

	Total Utilities	228,681

	Total Common Stocks (Cost $7,879,518)	11,341,972

Short-Term Investment — 1.4%
	Investment Company — 1.4%
131,050	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $131,050)	131,050

	Total Investments — 124.2% (Cost $8,010,568)	11,473,022
	Liabilities in Excess of Other Assets — (24.2)%	(2,234,526)

	NET ASSETS — 100.0%	$9,238,496

Short Positions — 24.2%
Common Stocks — 24.2%
	Consumer Discretionary — 2.8%
	Hotels, Restaurants & Leisure — 0.4%
31	Chipotle Mexican Grill, Inc. (a)	9,645
182	Darden Restaurants, Inc.	14,331
101	Marriott International, Inc., Class A	11,112

		35,088

	Leisure Products — 0.3%
252	Hasbro, Inc.	24,580

	Media — 0.8%
544	Omnicom Group, Inc.	40,311
397	Scripps Networks Interactive, Inc., Class A	34,126

		74,437

	Multiline Retail — 0.6%
252	Kohl’s Corp.	11,484
814	Target Corp.	48,018

		59,502

	Specialty Retail — 0.3%
602	Bed Bath & Beyond, Inc.	14,135
247	Ross Stores, Inc.	15,957

		30,092

	Textiles, Apparel & Luxury Goods — 0.4%
674	Hanesbrands, Inc.	16,602
220	Ralph Lauren Corp.	19,432

		36,034

	Total Consumer Discretionary	259,733

	Consumer Staples — 2.7%
	Beverages — 0.1%
45	Constellation Brands, Inc., Class A	9,039

	Food & Staples Retailing — 1.0%
221	CVS Health Corp.	17,938
689	Sysco Corp.	37,178
419	Wal-Mart Stores, Inc.	32,702

		87,818

	Food Products — 0.4%
516	General Mills, Inc.	26,730

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Food Products — continued
166	Kellogg Co.	10,384

		37,114

	Household Products — 1.2%
740	Church & Dwight Co., Inc.	35,854
448	Clorox Co. (The)	59,072
208	Procter & Gamble Co. (The)	18,897

		113,823

	Tobacco — 0.0% (g)
34	Altria Group, Inc.	2,187

	Total Consumer Staples	249,981

	Energy — 3.5%
	Energy Equipment & Services — 1.1%
68	Halliburton Co.	3,116
230	Helmerich & Payne, Inc.	11,961
449	National Oilwell Varco, Inc.	16,037
967	Schlumberger Ltd.	67,451

		98,565

	Oil, Gas & Consumable Fuels — 2.4%
1,162	ConocoPhillips	58,161
1,064	Enbridge, Inc., (Canada)	44,529
1,272	Exxon Mobil Corp.	104,270
213	Hess Corp.	9,982
189	HollyFrontier Corp.	6,805
67	Murphy Oil Corp.	1,770

		225,517

	Total Energy	324,082

	Financials — 3.4%
	Banks — 1.6%
242	Commerce Bancshares, Inc.	13,970
1,104	Fifth Third Bancorp	30,897
677	Fulton Financial Corp.	12,689
161	M&T Bank Corp.	25,934
1,297	People’s United Financial, Inc.	23,531
505	US Bancorp	27,068
236	Webster Financial Corp.	12,379

		146,468

	Capital Markets — 0.7%
86	CME Group, Inc.	11,680
162	Moody’s Corp.	22,590
121	Nasdaq, Inc.	9,424
245	T. Rowe Price Group, Inc.	22,236

		65,930

	Consumer Finance — 0.2%
156	American Express Co.	14,090

	Insurance — 0.9%
15	Aon plc	2,245
128	Arch Capital Group Ltd. (a)	12,626
273	Principal Financial Group, Inc.	17,590
142	Prudential Financial, Inc.	15,142
185	Torchmark Corp.	14,776
106	Travelers Cos., Inc. (The)	12,962
20	Unum Group	1,014
112	WR Berkley Corp.	7,490

		83,845

	Total Financials	310,333

	Health Care — 2.1%
	Biotechnology — 0.4%
283	AbbVie, Inc.	25,123
88	Amgen, Inc.	16,376

		41,499

	Health Care Equipment & Supplies — 1.1%
706	Baxter International, Inc.	44,289
80	Edwards Lifesciences Corp. (a)	8,735
169	Medtronic plc	13,114
120	Stryker Corp.	16,999
141	Varian Medical Systems, Inc. (a)	14,108

		97,245

	Health Care Providers & Services — 0.5%
109	Aetna, Inc.	17,336
394	Cardinal Health, Inc.	26,335
4	Humana, Inc.	922

		44,593

	Pharmaceuticals — 0.1%
81	Johnson & Johnson	10,531

	Total Health Care	193,868

	Industrials — 2.7%
	Aerospace & Defense — 1.0%
74	Boeing Co. (The)	18,897
147	Lockheed Martin Corp.	45,688
233	United Technologies Corp.	27,049

		91,634

	Air Freight & Logistics — 0.2%
128	United Parcel Service, Inc., Class B	15,372

	Building Products — 0.3%
698	Johnson Controls International plc	28,118

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Electrical Equipment — 0.2%
381	Emerson Electric Co.	23,927

	Machinery — 0.3%
80	Cummins, Inc.	13,486
283	Donaldson Co., Inc.	13,014

		26,500

	Professional Services — 0.1%
92	Equifax, Inc.	9,729

	Road & Rail — 0.4%
437	Canadian National Railway Co., (Canada)	36,230

	Trading Companies & Distributors — 0.2%
185	Air Lease Corp.	7,892
54	WW Grainger, Inc.	9,635

		17,527

	Total Industrials	249,037

	Information Technology — 2.9%
	Communications Equipment — 0.5%
1,101	Cisco Systems, Inc.	37,031
454	Juniper Networks, Inc.	12,631

		49,662

	Electronic Equipment, Instruments & Components — 0.2%
189	Amphenol Corp., Class A	15,988

	Internet Software & Services — 0.1%
278	eBay, Inc. (a)	10,700

	IT Services — 0.2%
73	Alliance Data Systems Corp.	16,263

	Semiconductors & Semiconductor Equipment — 1.0%
401	Applied Materials, Inc.	20,871
780	Intel Corp.	29,691
83	Lam Research Corp.	15,401
239	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	8,959
286	Xilinx, Inc.	20,241

		95,163

	Software — 0.4%
358	salesforce.com, Inc. (a)	33,430

	Technology Hardware, Storage & Peripherals — 0.5%
572	Seagate Technology plc	18,988
334	Western Digital Corp.	28,855

		47,843

	Total Information Technology	269,049

	Materials — 0.6%
	Chemicals — 0.5%
40	Air Products & Chemicals, Inc.	5,984
364	LyondellBasell Industries NV, Class A	36,032

		42,016

	Containers & Packaging — 0.1%
17	International Paper Co.	954
21	Packaging Corp. of America	2,356
152	Sonoco Products Co.	7,680

		10,990

	Total Materials	53,006

	Real Estate — 1.4%
	Equity Real Estate Investment Trusts (REITs) — 1.4%
38	Alexandria Real Estate Equities, Inc.	4,557
209	Apartment Investment & Management Co., Class A	9,167
197	Crown Castle International Corp.	19,713
174	Realty Income Corp.	9,930
167	Simon Property Group, Inc.	26,935
147	SL Green Realty Corp.	14,861
607	Welltower, Inc.	42,653

	Total Real Estate	127,816

	Utilities — 2.1%
	Electric Utilities — 0.5%
91	PPL Corp.	3,460
901	Southern Co. (The)	44,263

		47,723

	Gas Utilities — 0.1%
156	National Fuel Gas Co.	8,857

	Multi-Utilities — 1.5%
153	Ameren Corp.	8,828
452	Consolidated Edison, Inc.	36,480
486	Dominion Energy, Inc.	37,403
213	SCANA Corp.	10,318
307	Sempra Energy	34,983
156	WEC Energy Group, Inc.	9,783

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Multi-Utilities — continued

		137,795

	Total Utilities	194,375

	Total Securities Sold Short (Proceeds $2,191,890)	$2,231,280

Percentages indicated are based on net assets

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	671	12/2017	USD	84,415	583

					583

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is approximately $1,060,000 and $3,044,065,000, respectively.
(l)	—	The rate shown is the current yield as of September 30, 2017.

JPMorgan U.S. Large Cap Core Plus Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,473,022	$—	$—	$11,473,022

Total Liabilities for Securities Sold Short (a)	$(2,231,280)	$—	$—	$(2,231,280)

Appreciation in Other Financial Instruments
Futures Contracts (a)	$583	$—	$—	$583

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.4%
	Consumer Discretionary — 12.6%
	Auto Components — 1.1%
381	Stoneridge, Inc. (a)	7,545
192	Tenneco, Inc.	11,649

		19,194

	Diversified Consumer Services — 0.6%
179	Ascent Capital Group, Inc., Class A (a)	2,337
189	Houghton Mifflin Harcourt Co. (a)	2,277
419	Regis Corp. (a)	5,983
9	Strayer Education, Inc.	751

		11,348

	Hotels, Restaurants & Leisure — 3.5%
593	Bloomin’ Brands, Inc.	10,439
196	Brinker International, Inc.	6,235
11	DineEquity, Inc.	460
279	La Quinta Holdings, Inc. (a)	4,886
475	Penn National Gaming, Inc. (a)	11,115
800	Pinnacle Entertainment, Inc. (a)	17,048
220	Ruby Tuesday, Inc. (a)	471
439	Sonic Corp.	11,175
97	Speedway Motorsports, Inc.	2,062

		63,891

	Household Durables — 1.9%
56	AV Homes, Inc. (a)	955
407	Beazer Homes USA, Inc. (a)	7,631
65	NACCO Industries, Inc., Class A	5,568
944	Taylor Morrison Home Corp., Class A (a)	20,811

		34,965

	Internet & Direct Marketing Retail — 0.2%
294	Liberty TripAdvisor Holdings, Inc., Class A (a)	3,629

	Media — 1.6%
278	Eros International plc, (India) (a)	3,980
298	EW Scripps Co. (The), Class A (a)	5,697
420	Gannett Co., Inc.	3,776
364	National CineMedia, Inc.	2,541
323	Sinclair Broadcast Group, Inc., Class A	10,339
222	Time, Inc.	3,000

		29,333

	Multiline Retail — 0.6%
156	Big Lots, Inc.	8,373
34	Dillard’s, Inc., Class A	1,890

		10,263

	Specialty Retail — 2.2%
58	Aaron’s, Inc.	2,544
51	Barnes & Noble Education, Inc. (a)	334
150	Children’s Place, Inc. (The)	17,687
16	Floor & Decor Holdings, Inc., Class A (a)	603
534	GNC Holdings, Inc., Class A	4,724
402	Office Depot, Inc.	1,826
1,126	Pier 1 Imports, Inc.	4,718
248	Select Comfort Corp. (a)	7,697

		40,133

	Textiles, Apparel & Luxury Goods — 0.9%
250	Iconix Brand Group, Inc. (a)	1,421
237	Movado Group, Inc.	6,642
68	Perry Ellis International, Inc. (a)	1,606
232	Wolverine World Wide, Inc.	6,687

		16,356

	Total Consumer Discretionary	229,112

	Consumer Staples — 2.4%
	Food & Staples Retailing — 0.2%
105	Ingles Markets, Inc., Class A	2,691

	Food Products — 1.7%
899	Darling Ingredients, Inc. (a)	15,742
299	Dean Foods Co.	3,253
191	Pilgrim’s Pride Corp. (a)	5,437
29	Post Holdings, Inc. (a)	2,516
24	Sanderson Farms, Inc.	3,941
23	Seneca Foods Corp., Class A (a)	800

		31,689

	Personal Products — 0.1%
21	Herbalife Ltd. (a)	1,391
16	Medifast, Inc.	920

		2,311

	Tobacco — 0.4%
120	Universal Corp.	6,882

	Total Consumer Staples	43,573

	Energy — 3.7%
	Energy Equipment & Services — 1.1%
377	Archrock, Inc.	4,730
61	Natural Gas Services Group, Inc. (a)	1,721
362	Parker Drilling Co. (a)	399
155	RigNet, Inc. (a)	2,666
390	Rowan Cos. plc, Class A (a)	5,008
34	SEACOR Holdings, Inc. (a)	1,582

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Energy Equipment & Services — continued
34	SEACOR Marine Holdings, Inc. (a)	539
140	Unit Corp. (a)	2,875

		19,520

	Oil, Gas & Consumable Fuels — 2.6%
17	Adams Resources & Energy, Inc.	689
1,224	Bill Barrett Corp. (a)	5,249
396	Delek US Energy, Inc.	10,583
1,529	Denbury Resources, Inc. (a)	2,049
933	EP Energy Corp., Class A (a)	3,040
86	International Seaways, Inc. (a)	1,692
393	Renewable Energy Group, Inc. (a)	4,777
184	REX American Resources Corp. (a)	17,255
375	Sanchez Energy Corp. (a)	1,809

		47,143

	Total Energy	66,663

	Financials — 17.4%
	Banks — 9.0%
61	1st Source Corp.	3,118
189	BancFirst Corp.	10,737
251	BancorpSouth, Inc.	8,054
16	Cadence BanCorp (a)	360
197	Capital Bank Financial Corp., Class A	8,066
98	Cathay General Bancorp	3,952
323	Central Pacific Financial Corp.	10,381
23	Central Valley Community Bancorp	513
26	Citizens & Northern Corp.	629
62	City Holding Co.	4,487
405	CVB Financial Corp.	9,799
4	East West Bancorp, Inc.	235
302	FCB Financial Holdings, Inc., Class A (a)	14,562
410	First Commonwealth Financial Corp.	5,798
27	First Community Bancshares, Inc.	798
65	First Financial Bancorp	1,695
91	First Hawaiian, Inc.	2,744
66	First Interstate BancSystem, Inc., Class A	2,524
83	Flushing Financial Corp.	2,476
105	Fulton Financial Corp.	1,976
32	Great Western Bancorp, Inc.	1,337
42	Guaranty Bancorp	1,154
201	Hope Bancorp, Inc.	3,553
130	Independent Bank Corp.	3,598
276	Investors Bancorp, Inc.	3,761
30	MainSource Financial Group, Inc.	1,072
23	National Bank Holdings Corp., Class A	819
228	OFG Bancorp, (Puerto Rico)	2,083
67	PacWest Bancorp	3,394
137	People’s United Financial, Inc.	2,489
28	Sierra Bancorp	771
40	Simmons First National Corp., Class A	2,322
20	Southside Bancshares, Inc.	717
47	Southwest Bancorp, Inc.	1,287
253	TCF Financial Corp.	4,304
87	Trustmark Corp.	2,868
61	UMB Financial Corp.	4,529
305	Union Bankshares Corp.	10,752
59	Webster Financial Corp.	3,085
40	West Bancorp, Inc.	983
250	Westamerica Bancorp	14,867

		162,649

	Capital Markets — 1.0%
36	Federated Investors, Inc., Class B	1,072
139	Houlihan Lokey, Inc.	5,431
53	MarketAxess Holdings, Inc.	9,798
21	Virtus Investment Partners, Inc.	2,402

		18,703

	Consumer Finance — 0.7%
11	Credit Acceptance Corp. (a)	3,082
516	EZCORP, Inc., Class A (a)	4,900
82	Nelnet, Inc., Class A	4,161
20	Regional Management Corp. (a)	482

		12,625

	Insurance — 2.5%
18	Ambac Financial Group, Inc. (a)	314
28	Aspen Insurance Holdings Ltd., (Bermuda)	1,147
18	Blue Capital Reinsurance Holdings Ltd., (Bermuda)	293
347	CNO Financial Group, Inc.	8,099
64	First American Financial Corp.	3,183
23	Global Indemnity Ltd., (Cayman Islands) (a)	984
81	Kemper Corp.	4,298
25	Kinsale Capital Group, Inc.	1,079
594	MBIA, Inc. (a)	5,171

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
96	Navigators Group, Inc. (The)	5,625
100	Primerica, Inc.	8,188
77	ProAssurance Corp.	4,197
125	Third Point Reinsurance Ltd., (Bermuda) (a)	1,945
70	Universal Insurance Holdings, Inc.	1,615

		46,138

	Mortgage Real Estate Investment Trusts (REITs) — 1.2%
690	Capstead Mortgage Corp.	6,658
1,704	CYS Investments, Inc.	14,720

		21,378

	Thrifts & Mortgage Finance — 3.0%
52	BankFinancial Corp.	831
782	Beneficial Bancorp, Inc.	12,981
23	Capitol Federal Financial, Inc.	335
69	Charter Financial Corp.	1,275
22	First Defiance Financial Corp.	1,176
313	Kearny Financial Corp.	4,803
601	Meridian Bancorp, Inc.	11,210
258	MGIC Investment Corp. (a)	3,228
120	NMI Holdings, Inc., Class A (a)	1,485
560	Northfield Bancorp, Inc.	9,716
17	Provident Financial Holdings, Inc.	337
151	Walker & Dunlop, Inc. (a)	7,897

		55,274

	Total Financials	316,767

	Health Care — 15.8%
	Biotechnology — 6.3%
95	ACADIA Pharmaceuticals, Inc. (a)	3,575
146	Achillion Pharmaceuticals, Inc. (a)	654
225	Aimmune Therapeutics, Inc. (a)	5,570
377	Alder Biopharmaceuticals, Inc. (a)	4,615
588	Amicus Therapeutics, Inc. (a)	8,872
280	Arena Pharmaceuticals, Inc. (a)	7,134
48	Avexis, Inc. (a)	4,662
26	Axovant Sciences Ltd. (a)	176
124	Biohaven Pharmaceutical Holding Co. Ltd. (a)	4,650
197	Cara Therapeutics, Inc. (a)	2,700
214	CytomX Therapeutics, Inc. (a)	3,888
340	Edge Therapeutics, Inc. (a)	3,646
148	Flexion Therapeutics, Inc. (a)	3,567
156	Global Blood Therapeutics, Inc. (a)	4,853
396	Ignyta, Inc. (a)	4,884
161	Mersana Therapeutics, Inc. (a)	2,780
178	Myriad Genetics, Inc. (a)	6,444
3,423	Novavax, Inc. (a)	3,902
89	Prothena Corp. plc, (Ireland) (a)	5,765
28	Sage Therapeutics, Inc. (a)	1,738
153	Sarepta Therapeutics, Inc. (a)	6,958
96	Selecta Biosciences, Inc. (a)	1,756
281	Seres Therapeutics, Inc. (a)	4,509
1,361	Synergy Pharmaceuticals, Inc. (a)	3,945
321	TG Therapeutics, Inc. (a)	3,803
83	Ultragenyx Pharmaceutical, Inc. (a)	4,431
482	Versartis, Inc. (a)	1,180
173	Xencor, Inc. (a)	3,963

		114,620

	Health Care Equipment & Supplies — 2.7%
179	Halyard Health, Inc. (a)	8,060
119	Masimo Corp. (a)	10,309
200	Orthofix International NV (a)	9,464
22	Utah Medical Products, Inc.	1,633
750	Wright Medical Group NV (a)	19,403

		48,869

	Health Care Providers & Services — 4.7%
272	Civitas Solutions, Inc. (a)	5,011
74	Community Health Systems, Inc. (a)	565
788	Cross Country Healthcare, Inc. (a)	11,214
1,085	Genesis Healthcare, Inc. (a)	1,259
635	Kindred Healthcare, Inc.	4,320
75	Landauer, Inc.	5,041
224	Molina Healthcare, Inc. (a)	15,409
375	Owens & Minor, Inc.	10,962
156	RadNet, Inc. (a)	1,803
316	Tenet Healthcare Corp. (a)	5,184
502	Tivity Health, Inc. (a)	20,494
21	WellCare Health Plans, Inc. (a)	3,606

		84,868

	Health Care Technology — 0.4%
182	Allscripts Healthcare Solutions, Inc. (a)	2,589
255	HMS Holdings Corp. (a)	5,060

		7,649

	Life Sciences Tools & Services — 0.2%
72	INC Research Holdings, Inc., Class A (a)	3,755

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Pharmaceuticals — 1.5%
11	MyoKardia, Inc. (a)	454
304	Nektar Therapeutics (a)	7,296
126	Pacira Pharmaceuticals, Inc. (a)	4,724
144	Paratek Pharmaceuticals, Inc. (a)	3,604
34	Prestige Brands Holdings, Inc. (a)	1,723
156	Reata Pharmaceuticals, Inc., Class A (a)	4,846
181	Revance Therapeutics, Inc. (a)	4,984

		27,631

	Total Health Care	287,392

	Industrials — 14.3%
	Aerospace & Defense — 1.6%
94	AAR Corp.	3,563
78	Curtiss-Wright Corp.	8,112
306	DigitalGlobe, Inc. (a)	10,783
71	Moog, Inc., Class A (a)	5,932

		28,390

	Building Products — 1.0%
435	Continental Building Products, Inc. (a)	11,315
145	Gibraltar Industries, Inc. (a)	4,501
133	Ply Gem Holdings, Inc. (a)	2,259

		18,075

	Commercial Services & Supplies — 2.7%
1,466	ACCO Brands Corp. (a)	17,445
95	ARC Document Solutions, Inc. (a)	388
397	CECO Environmental Corp.	3,358
121	Deluxe Corp.	8,857
343	Ennis, Inc.	6,748
69	Essendant, Inc.	913
75	Interface, Inc.	1,634
110	VSE Corp.	6,266
139	West Corp.	3,255

		48,864

	Construction & Engineering — 1.3%
253	EMCOR Group, Inc.	17,532
62	MasTec, Inc. (a)	2,891
142	MYR Group, Inc. (a)	4,150

		24,573

	Electrical Equipment — 0.6%
168	Generac Holdings, Inc. (a)	7,735
104	Powell Industries, Inc.	3,110

		10,845

	Machinery — 2.7%
244	Actuant Corp., Class A	6,239
372	Briggs & Stratton Corp.	8,735
301	Douglas Dynamics, Inc.	11,871
42	Graham Corp.	869
72	Harsco Corp. (a)	1,498
82	Kadant, Inc.	8,052
504	Wabash National Corp.	11,494

		48,758

	Marine — 0.2%
512	Costamare, Inc., (Monaco)	3,163

	Professional Services — 2.0%
186	Acacia Research Corp. (a)	845
208	Barrett Business Services, Inc.	11,783
57	Franklin Covey Co. (a)	1,157
346	Huron Consulting Group, Inc. (a)	11,864
238	RPX Corp. (a)	3,155
33	TriNet Group, Inc. (a)	1,116
120	WageWorks, Inc. (a)	7,302

		37,222

	Road & Rail — 0.8%
132	ArcBest Corp.	4,399
182	Knight-Swift Transportation Holdings, Inc. (a)	7,575
60	Schneider National, Inc., Class B	1,505
145	YRC Worldwide, Inc. (a)	2,001

		15,480

	Trading Companies & Distributors — 1.4%
86	Applied Industrial Technologies, Inc.	5,639
153	DXP Enterprises, Inc. (a)	4,818
511	MRC Global, Inc. (a)	8,929
15	Neff Corp., Class A (a)	367
368	Titan Machinery, Inc. (a)	5,707

		25,460

	Total Industrials	260,830

	Information Technology — 16.2%
	Communications Equipment — 1.3%
141	Ciena Corp. (a)	3,104
157	Extreme Networks, Inc. (a)	1,871
208	InterDigital, Inc.	15,348
75	NetScout Systems, Inc. (a)	2,423

		22,746

	Electronic Equipment, Instruments & Components — 3.3%
26	Bel Fuse, Inc., Class B	821
479	Benchmark Electronics, Inc. (a)	16,371

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
53	ePlus, Inc. (a)	4,900
435	Knowles Corp. (a)	6,638
17	ScanSource, Inc. (a)	742
126	Tech Data Corp. (a)	11,186
333	TTM Technologies, Inc. (a)	5,114
710	Vishay Intertechnology, Inc.	13,352

		59,124

	Internet Software & Services — 1.3%
225	Bankrate, Inc. (a)	3,132
83	Care.com, Inc. (a)	1,316
199	DHI Group, Inc. (a)	518
267	NIC, Inc.	4,579
148	Nutanix, Inc., Class A (a)	3,311
109	Okta, Inc. (a)	3,086
12	Stamps.com, Inc. (a)	2,351
303	Tintri, Inc. (a)	951
191	Web.com Group, Inc. (a)	4,762

		24,006

	IT Services — 2.7%
195	Convergys Corp.	5,043
118	CSG Systems International, Inc.	4,720
30	Euronet Worldwide, Inc. (a)	2,815
39	EVERTEC, Inc., (Puerto Rico)	610
386	Perficient, Inc. (a)	7,593
134	Science Applications International Corp.	8,931
841	Travelport Worldwide Ltd.	13,198
791	Unisys Corp. (a)	6,725

		49,635

	Semiconductors & Semiconductor Equipment — 2.9%
29	Advanced Energy Industries, Inc. (a)	2,374
262	Alpha & Omega Semiconductor Ltd. (a)	4,324
788	Amkor Technology, Inc. (a)	8,310
77	Cirrus Logic, Inc. (a)	4,122
142	Cohu, Inc.	3,385
163	Entegris, Inc. (a)	4,703
21	Silicon Laboratories, Inc. (a)	1,694
227	Synaptics, Inc. (a)	8,886
117	Xcerra Corp. (a)	1,150
534	Xperi Corp.	13,518

		52,466

	Software — 4.3%
267	ACI Worldwide, Inc. (a)	6,073
345	Aspen Technology, Inc. (a)	21,695
90	Fair Isaac Corp.	12,701
53	HubSpot, Inc. (a)	4,446
50	Manhattan Associates, Inc. (a)	2,079
507	Progress Software Corp.	19,360
27	Proofpoint, Inc. (a)	2,372
334	Synchronoss Technologies, Inc. (a)	3,118
8	Take-Two Interactive Software, Inc. (a)	838
104	VASCO Data Security International, Inc. (a)	1,253
124	Workiva, Inc. (a)	2,594
458	Zix Corp. (a)	2,241

		78,770

	Technology Hardware, Storage & Peripherals — 0.4%
185	Electronics For Imaging, Inc. (a)	7,887

	Total Information Technology	294,634

	Materials — 3.5%
	Chemicals — 2.1%
84	American Vanguard Corp.	1,914
162	FutureFuel Corp.	2,542
127	Minerals Technologies, Inc.	8,980
44	Olin Corp.	1,497
293	OMNOVA Solutions, Inc. (a)	3,212
281	Rayonier Advanced Materials, Inc.	3,844
207	Trinseo SA	13,876
64	Venator Materials plc (a)	1,444

		37,309

	Containers & Packaging — 0.6%
771	Graphic Packaging Holding Co.	10,751
36	Myers Industries, Inc.	750

		11,501

	Metals & Mining — 0.7%
60	Carpenter Technology Corp.	2,863
53	SunCoke Energy, Inc. (a)	488
198	Worthington Industries, Inc.	9,094

		12,445

	Paper & Forest Products — 0.1%
46	Domtar Corp.	2,009

	Total Materials	63,264

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Real Estate — 6.2%
		Equity Real Estate Investment Trusts (REITs) — 5.7%
35		Alexander & Baldwin, Inc.	1,631
109		American Assets Trust, Inc.	4,315
727		Ashford Hospitality Trust, Inc.	4,851
119		CBL & Associates Properties, Inc.	995
156		CoreSite Realty Corp.	17,501
78		CubeSmart	2,028
94		DCT Industrial Trust, Inc.	5,430
116		DiamondRock Hospitality Co.	1,266
51		EastGroup Properties, Inc.	4,494
5		EPR Properties	377
30		Equity LifeStyle Properties, Inc.	2,527
58		First Industrial Realty Trust, Inc.	1,748
100		Franklin Street Properties Corp.	1,065
23		Gladstone Commercial Corp.	510
110		Government Properties Income Trust	2,055
203		Hersha Hospitality Trust	3,794
44		Highwoods Properties, Inc.	2,266
119		Hospitality Properties Trust	3,379
35		InfraREIT, Inc.	774
122		LTC Properties, Inc.	5,741
105		Mack-Cali Realty Corp.	2,482
15		National Retail Properties, Inc.	612
61		Pennsylvania REIT	644
163		Potlatch Corp.	8,308
29		PS Business Parks, Inc.	3,925
214		Ramco-Gershenson Properties Trust	2,788
557		RLJ Lodging Trust	12,261
57		Saul Centers, Inc.	3,529
37		Summit Hotel Properties, Inc.	595
39		Taubman Centers, Inc.	1,913

			103,804

		Real Estate Management & Development — 0.5%
468		Forestar Group, Inc. (a) (bb)	8,051
16		Redfin Corp. (a)	409
23		St Joe Co. (The) (a)	432

			8,892

		Total Real Estate	112,696

		Telecommunication Services — 0.7%
		Diversified Telecommunication Services — 0.7%
379		Consolidated Communications Holdings, Inc.	7,234
231		IDT Corp., Class B	3,254
1,060		Windstream Holdings, Inc.	1,877

		Total Telecommunication Services	12,365

		Utilities — 3.6%
		Electric Utilities — 1.2%
119		El Paso Electric Co.	6,558
88		PNM Resources, Inc.	3,534
209		Portland General Electric Co.	9,530
170		Spark Energy, Inc., Class A	2,556

			22,178

		Gas Utilities — 0.7%
30		Northwest Natural Gas Co.	1,913
59		Southwest Gas Holdings, Inc.	4,595
70		Spire, Inc.	5,195

			11,703

		Independent Power and Renewable Electricity Producers — 1.0%
2,191		Atlantic Power Corp. (a)	5,367
922		Dynegy, Inc. (a)	9,027
163		Pattern Energy Group, Inc.	3,928

			18,322

		Multi-Utilities — 0.2%
30		Avista Corp.	1,533
32		NorthWestern Corp.	1,839

			3,372

		Water Utilities — 0.5%
196		American States Water Co.	9,628

		Total Utilities	65,203

		Total Common Stocks (Cost $1,475,451)	1,752,499

NUMBER OF WARRANTS
Warrant — 0.0%
		Financials — 0.0%
		Consumer Finance — 0.0%
–	(h)	Emergent Capital, Inc., expiring 10/01/2019 (Strike Price $10.75) (a) (bb) (Cost $–)	—

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.1%
	Investment Company — 3.1%
57,220	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $57,220)	57,220

	Total Investments — 99.5% (Cost $1,532,671)	1,809,719
	Other Assets in Excess ofLiabilities — 0.5%	9,326

	NET ASSETS — 100.0%	$1,819,045

Percentages indicated are based on net assets.

Futures contracts outstanding as of September 30, 2017:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	851	12/2017	USD	63,523	2,536

					2,536

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

REIT	—	Real Estate Investment Trust
USD	—	United States Dollar

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples,

JPMorgan U.S. Small Company Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$229,112	$—	$—		$229,112
Consumer Staples	43,573	—	—		43,573
Energy	66,663	—	—		66,663
Financials	316,767	—	—		316,767
Health Care	287,392	—	—		287,392
Industrials	260,830	—	—		260,830
Information Technology	294,634	—	—		294,634
Materials	63,264	—	—		63,264
Real Estate	104,645	—	8,051		112,696
Telecommunication Services	12,365	—	—		12,365
Utilities	65,203	—	—		65,203

Total Common Stocks	1,744,448	—	8,051		1,752,499

Warrants
Financials	—	—	—	(a)	—	(a)
Short-Term Investment
Investment Company	57,220	—	—		57,220

Total Investments in Securities	$1,801,668	$—	$8,051		$1,809,719

Appreciation in Other Financial Instruments
Futures Contracts	$2,536	$—	$—		$2,536

(a)	Value is Zero

There were no significant transfers among any levels during the period ended September 30, 2017.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.3%
	Consumer Discretionary — 13.9%
	Distributors — 0.7%
846	Genuine Parts Co.	80,925

	Hotels, Restaurants & Leisure — 1.7%
1,643	Brinker International, Inc.	52,360
1,179	Hilton Worldwide Holdings, Inc.	81,889
3,858	La Quinta Holdings, Inc. (a)	67,514

		201,763

	Household Durables — 0.3%
683	Newell Brands, Inc.	29,127

	Internet & Direct Marketing Retail — 0.7%
564	Expedia, Inc.	81,238

	Media — 5.1%
1,896	CBS Corp. (Non-Voting), Class B	109,952
273	Charter Communications, Inc., Class A (a)	99,209
3,612	Clear Channel Outdoor Holdings, Inc., Class A	16,797
3,058	DISH Network Corp., Class A (a)	165,858
2,996	Entercom Communications Corp., Class A	34,305
1,187	Nexstar Media Group, Inc., Class A	73,956
935	Sinclair Broadcast Group, Inc., Class A	29,966
617	Time Warner, Inc.	63,211

		593,254

	Multiline Retail — 0.8%
2,121	Kohl’s Corp.	96,843

	Specialty Retail — 4.0%
176	AutoZone, Inc. (a)	104,657
1,512	Bed Bath & Beyond, Inc.	35,486
1,014	Best Buy Co., Inc.	57,745
1,806	Gap, Inc. (The)	53,342
518	Home Depot, Inc. (The)	84,678
869	Murphy USA, Inc. (a)	59,962
747	Tiffany & Co.	68,540

		464,410

	Textiles, Apparel & Luxury Goods — 0.6%
1,173	Columbia Sportswear Co.	72,236

	Total Consumer Discretionary	1,619,796

	Consumer Staples — 6.1%
	Beverages — 1.4%
63	Boston Beer Co., Inc. (The), Class A (a)	9,794
811	Dr Pepper Snapple Group, Inc.	71,721
996	Molson Coors Brewing Co., Class B	81,351

		162,866

	Food & Staples Retailing — 1.7%
1,075	CVS Health Corp.	87,425
2,823	Kroger Co. (The)	56,622
753	Walgreens Boots Alliance, Inc.	58,178

		202,225

	Food Products — 1.3%
1,096	Post Holdings, Inc. (a)	96,708
757	TreeHouse Foods, Inc. (a)	51,279

		147,987

	Household Products — 1.2%
478	Energizer Holdings, Inc.	22,029
1,296	Procter & Gamble Co. (The)	117,931

		139,960

	Personal Products — 0.5%
3,255	Coty, Inc., Class A	53,804

	Total Consumer Staples	706,842

	Energy — 7.7%
	Oil, Gas & Consumable Fuels — 7.7%
1,899	Apache Corp.	86,970
1,887	ConocoPhillips	94,458
1,250	EQT Corp.	81,542
2,623	Exxon Mobil Corp.	215,067
4,738	Kinder Morgan, Inc.	90,882
1,823	Marathon Petroleum Corp.	102,235
968	Occidental Petroleum Corp.	62,168
2,335	PBF Energy, Inc., Class A	64,471
1,154	Phillips 66	105,689

	Total Energy	903,482

	Financials — 30.6%
	Banks — 15.0%
13,152	Bank of America Corp.	333,272
2,201	Citigroup, Inc.	160,089
3,423	Citizens Financial Group, Inc.	129,633
2,738	Fifth Third Bancorp	76,622
709	First Republic Bank	74,048
1,137	M&T Bank Corp.	183,089
1,366	PNC Financial Services Group, Inc. (The)	184,106
2,315	SunTrust Banks, Inc.	138,389
2,296	US Bancorp	123,043
6,486	Wells Fargo & Co.	357,704

		1,759,995

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — 4.1%
2,063	Charles Schwab Corp. (The)	90,227
1,840	Invesco Ltd.	64,465
1,740	Morgan Stanley	83,803
784	Northern Trust Corp.	72,078
1,800	T. Rowe Price Group, Inc.	163,155

		473,728

	Consumer Finance — 2.9%
3,654	Ally Financial, Inc.	88,653
2,943	Capital One Financial Corp.	249,120

		337,773

	Insurance — 8.6%
51	Alleghany Corp. (a)	28,474
2,734	American International Group, Inc.	167,833
862	Athene Holding Ltd., Class A (a)	46,397
710	Chubb Ltd.	101,146
1,823	CNO Financial Group, Inc.	42,546
87	Fairfax Financial Holdings Ltd., (Canada)	45,147
2,134	Hartford Financial Services Group, Inc. (The)	118,275
4,165	Loews Corp.	199,318
378	Marsh & McLennan Cos., Inc.	31,650
492	Prudential Financial, Inc.	52,357
879	Travelers Cos., Inc. (The)	107,655
1,369	Unum Group	70,002

		1,010,800

	Total Financials	3,582,296

	Health Care — 9.4%
	Health Care Providers & Services — 3.1%
736	Aetna, Inc.	117,043
273	Cigna Corp.	50,963
1,030	HCA Healthcare, Inc. (a)	81,997
564	UnitedHealth Group, Inc.	110,466

		360,469

	Life Sciences Tools & Services — 0.2%
864	VWR Corp. (a)	28,610

	Pharmaceuticals — 6.1%
380	Allergan plc	77,919
1,443	Johnson & Johnson	187,646
2,589	Merck & Co., Inc.	165,770
7,802	Pfizer, Inc.	278,546

		709,881

	Total Health Care	1,098,960

	Industrials — 6.4%
	Aerospace & Defense — 0.9%
960	United Technologies Corp.	111,387

	Airlines — 2.1%
4,222	Delta Air Lines, Inc.	203,608
652	Southwest Airlines Co.	36,477

		240,085

	Industrial Conglomerates — 2.0%
1,011	Carlisle Cos., Inc.	101,344
943	Honeywell International, Inc.	133,664

		235,008

	Machinery — 1.4%
985	Dover Corp.	90,038
492	Illinois Tool Works, Inc.	72,778

		162,816

	Total Industrials	749,296

	Information Technology — 6.6%
	Communications Equipment — 1.6%
3,489	Cisco Systems, Inc.	117,339
1,991	CommScope Holding Co., Inc. (a)	66,134

		183,473

	Electronic Equipment, Instruments & Components — 0.6%
907	Arrow Electronics, Inc. (a)	72,909

	IT Services — 0.5%
1,004	PayPal Holdings, Inc. (a)	64,273

	Semiconductors & Semiconductor Equipment — 1.9%
370	KLA-Tencor Corp.	39,187
843	QUALCOMM, Inc.	43,708
1,568	Texas Instruments, Inc.	140,543

		223,438

	Software — 1.4%
761	Micro Focus International plc, (United Kingdom), ADR (a)	24,269
1,912	Microsoft Corp.	142,441

		166,710

	Technology Hardware, Storage & Peripherals — 0.6%
4,482	Hewlett Packard Enterprise Co.	65,927

	Total Information Technology	776,730

	Materials — 3.8%
	Chemicals — 0.2%
718	AdvanSix, Inc. (a)	28,540

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — 0.8%
432	Martin Marietta Materials, Inc.	89,087

	Containers & Packaging — 2.5%
3,216	Ball Corp.	132,815
4,287	Graphic Packaging Holding Co.	59,800
1,799	WestRock Co.	102,045

		294,660

	Paper & Forest Products — 0.3%
1,681	KapStone Paper and Packaging Corp.	36,114

	Total Materials	448,401

	Real Estate — 6.1%
	Equity Real Estate Investment Trusts (REITs) — 5.5%
3,160	American Homes 4 Rent, Class A	68,614
4,084	Brixmor Property Group, Inc.	76,770
692	EastGroup Properties, Inc.	60,987
3,323	Kimco Realty Corp.	64,969
641	Mid-America Apartment Communities, Inc.	68,472
2,760	Outfront Media, Inc.	69,488
840	Park Hotels & Resorts, Inc.	23,161
340	Public Storage	72,757
2,989	Rayonier, Inc.	86,354
1,337	Weyerhaeuser Co.	45,512

		637,084

	Real Estate Management & Development — 0.6%
1,937	CBRE Group, Inc., Class A (a)	73,377

	Total Real Estate	710,461

	Telecommunication Services — 0.8%
	Diversified Telecommunication Services — 0.8%
1,803	Verizon Communications, Inc.	89,254

	Utilities — 4.9%
	Electric Utilities — 4.6%
1,589	American Electric Power Co., Inc.	111,592
667	Duke Energy Corp.	55,948
1,023	Edison International	78,953
1,018	Eversource Energy	61,516
839	NextEra Energy, Inc.	122,925
2,385	Xcel Energy, Inc.	112,875

		543,809

	Multi-Utilities — 0.3%
290	Sempra Energy	33,068

	Total Utilities	576,877

	Total Common Stocks (Cost $8,552,629)	11,262,395

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
2,982	Media General, Inc., CVR (a) (bb) (Cost $–)	146

SHARES
Short-Term Investment — 3.1%
	Investment Company — 3.1%
359,947	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.89% (b) (l) (Cost $359,947)	359,947

	Total Investments — 99.4% (Cost $8,912,576)	11,622,488
	Other Assets in Excess of Liabilities — 0.6%	75,916

	NET ASSETS — 100.0%	$11,698,404

Percentages indicated are based on net assets.

JPMorgan Value Advantage Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2017 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVR	—	Contingent Value Rights

(a)	—	Non-income producing security.
(g)	—	Amount rounds to less than 0.05%.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2017.
(bb)	—	Security has been valued using significant unobservable inputs.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$11,622,342	$—	$146	$11,622,488

(a)	All portfolio holdings designated as level 1 and level 3 are disclosed individually on the SOI. Level 3 consists of rights. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2017.

Percentages indicated are based on net assets.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
November 28, 2017

By:	/s/ Matthew J. Plastina
Matthew J. Plastina
Treasurer and Principal Financial Officer
November 28, 2017